                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-05309
                                  ---------------------------------------------

First American Investment Funds, Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Joseph M. Ulrey III    800 Nicollet Mall     Minneapolis, MN     55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: September 30, 2004
                        --------------------------
Date of reporting period: March 31, 2004
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1.  Report to Shareholders

[GRAPHIC]

[FIRST AMERICAN FUNDS(TM) LOGO]

2004 SEMIANNUAL REPORT

STOCK FUNDS

[GRAPHIC]

"NOTHING BUT HARMONY, HONESTY, INDUSTRY, AND FRUGALITY ARE NECESSARY TO MAKE US A GREAT AND HAPPY PEOPLE."

GEORGE WASHINGTON

JANUARY 29, 1789

FIRST AMERICAN FUNDS

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN FUNDS.


                MUTUAL FUND INVESTING INVOLVES RISK; PRINCIPAL LOSS IS POSSIBLE.

                NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN FUNDS ONLINE


@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets. You'll also find college and retirement planning tools and general investor education.

[GRAPHIC]

ONLINE FEATURES AND FUNCTIONALITY INCLUDE:

- The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

- The ability to educate yourself through market and investment strategy commentaries


We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

TABLE OF CONTENTS

SECTOR FUNDS
    Schedule of Investments                  2
    Statements of Assets and Liabilities     9
    Statements of Operations                10
    Statements of Changes in Net Assets     11
    Financial Highlights                    12
INTERNATIONAL FUND
    Schedule of Investments                 14
    Statement of Assets and Liabilities     17
    Statement of Operations                 18
    Statement of Changes in Net Assets      19
    Financial Highlights                    20
SMALL CAP FUNDS
    Schedule of Investments                 22
    Statements of Assets and Liabilities    33
    Statements of Operations                34
    Statements of Changes in Net Assets     35
    Financial Highlights                    36
MID CAP FUNDS
    Schedule of Investments                 42
    Statements of Assets and Liabilities    50
    Statements of Operations                51
    Statements of Changes in Net Assets     52
    Financial Highlights                    54
LARGE CAP FUNDS
    Schedule of Investments                 56
    Statements of Assets and Liabilities    66
    Statements of Operations                67
    Statements of Changes in Net Assets     68
    Financial Highlights                    70
GROWTH & INCOME FUNDS
    Schedule of Investments                 74
    Statements of Assets and Liabilities    86
    Statements of Operations                87
    Statements of Changes in Net Assets     88
    Financial Highlights                    90

Notes to Financial Statements               92

SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)

REAL ESTATE SECURITIES FUND

DESCRIPTION                                                                           SHARES           VALUE (000)
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 94.7%
REAL ESTATE INVESTMENT TRUSTS - 94.7%
DIVERSIFIED - 5.5%
Cousins Properties                                                                   135,880  $              4,455
Trizec Properties (a)                                                                316,360                 5,426
Vornado Realty Trust (a)                                                             202,180                12,228
                                                                                              --------------------
                                                                                                            22,109
                                                                                              --------------------
HEALTH CARE - 6.4%
Health Care REIT                                                                      91,250                 3,705
Health Care Property Investors (a)                                                   136,560                 3,865
Healthcare Realty Trust                                                               41,330                 1,765
LTC Properties                                                                       108,640                 1,967
Nationwide Health Properties                                                          76,750                 1,709
OMEGA Healthcare Investors                                                           172,930                 1,880
Senior Housing Properties Trust (a)                                                  150,280                 2,930
Ventas (a)                                                                           289,270                 7,949
                                                                                              --------------------
                                                                                                            25,770
                                                                                              --------------------
HOTELS - 8.6%
Fairmont Hotels & Resorts (a)                                                         74,700                 1,879
Hilton Hotels                                                                        357,540                 5,810
Host Marriott* (a)                                                                   302,960                 3,872
La Quinta*                                                                           620,540                 4,679
Lasalle Hotel Properties                                                             338,570                 7,990
Marriott International, Cl A (a)                                                      93,510                 3,979
MeriStar Hospitality* (a)                                                            598,340                 4,158
Starwood Hotels & Resorts Worldwide (a)                                               60,980                 2,470
                                                                                              --------------------
                                                                                                            34,837
                                                                                              --------------------
OFFICE/INDUSTRIAL - 26.4%
Alexandria Real Estate Equities                                                      100,920                 6,358
Boston Properties                                                                    166,920                 9,065
Brookfield Properties (a)                                                            201,490                 6,268
Centerpoint Properties Trust (a)                                                      42,810                 3,532
Corporate Office Properties Trust                                                    155,320                 3,883
Duke Realty Investments                                                              206,490                 7,169
EastGroup Properties                                                                  97,590                 3,464
First Industrial Realty Trust (a)                                                    146,200                 5,775
First Potomac Realty Trust                                                           240,580                 5,028
Keystone Property Trust                                                              334,340                 8,128
Kilroy Realty                                                                         45,300                 1,608
Liberty Property Trust                                                               172,800                 7,776
Maguire Properties                                                                    85,000                 2,176
Parkway Properties                                                                    92,150                 4,308
Prentiss Properties Trust                                                            103,050                 3,803
Prologis                                                                             320,690                11,503
PS Business Parks                                                                     71,000                 3,291
Reckson Associates Realty                                                            293,230                 8,251
SL Green Realty (a)                                                                  112,580                 5,370
                                                                                              --------------------
                                                                                                           106,756
                                                                                              --------------------
RESIDENTIAL - 6.8%
Apartment Investment & Management (a)                                                442,750                13,765
Boardwalk Equities                                                                   348,580                 4,695
Home Properties of New York (a)                                                       92,800                 3,782
Mid-America Apartment Communities                                                    141,360                 5,249
                                                                                              --------------------
                                                                                                            27,491
                                                                                              --------------------
RETAIL/MALLS - 34.0%
Acadia Realty Trust                                                                  349,420                 4,930
CBL & Associates Properties                                                          141,600                 8,686

DESCRIPTION                                                                 SHARES/PAR (000)           VALUE (000)
------------------------------------------------------------------------------------------------------------------
Chelsea Property Group (a)                                                           141,770  $              8,923
Developers Diversified                                                               293,233                11,847
Federal Realty Investment Trust (a)                                                  106,230                 4,908
General Growth Properties (a)                                                        559,620                19,671
Heritage Property Investment Trust                                                   185,070                 5,756
Macerich (a)                                                                         145,290                 7,831
Mills (a)                                                                            216,430                11,534
Pan Pacific Retail Properties (a)                                                    123,590                 6,439
Ramco-Gershenson Properties Trust                                                    201,680                 5,687
Regency Centers                                                                       79,250                 3,703
Rouse (a)                                                                            220,010                11,792
Simon Property Group                                                                 302,970                17,706
Tanger Factory Outlet Centers                                                         42,670                 1,934
Taubman Centers                                                                      104,810                 2,638
Weingarten Realty Investors (a)                                                      112,500                 3,892
                                                                                              --------------------
                                                                                                           137,877
                                                                                              --------------------
SELF STORAGE - 3.5%
Public Storage                                                                       295,410                14,375
                                                                                              --------------------
SPECIALTY REAL ESTATE - 3.5%
Capital Automotive (a)                                                                60,600                 2,140
Capital Lease Funding* (a)                                                           107,000                 1,372
Newcastle Investment (a)                                                             165,690                 5,584
Realty Income                                                                        110,770                 4,946
                                                                                              --------------------
                                                                                                            14,042
                                                                                              --------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS                                                                        383,257
                                                                                              --------------------
TOTAL COMMON STOCKS
   (Cost $311,461)                                                                                         383,257
                                                                                              --------------------
PRIVATE REAL ESTATE COMPANIES - 0.0%
Beacon Capital* (b)                                                                   33,750                    88
Newcastle Investment Holdings (b)                                                     35,000                   178
Wyndham Voting Trust* (b)                                                              1,209                    27
Wyndham International* (b)                                                             2,112                    47
                                                                                              --------------------
TOTAL PRIVATE REAL ESTATE COMPANIES
   (Cost $813)                                                                                                 340
                                                                                              --------------------
AFFILIATED MONEY MARKET FUND - 4.8%
First American Prime Obligations Fund, Cl Z (c)                                   19,259,939                19,260
                                                                                              --------------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $19,260)                                                                                           19,260
                                                                                              --------------------
INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING - 18.5%
COMMERCIAL PAPER - 5.2%
Bluegrass
   1.160%, 11/18/04                                                     $                301                   301
   1.160%, 2/18/05                                                                       301                   301
CIBC NY
   1.110%, 9/09/04                                                                     1,556                 1,556
Concord Min Capital
   1.100%, 4/07/04                                                                     1,696                 1,696
   1.100%, 4/08/04                                                                       553                   553
   1.100%, 4/14/04                                                                       240                   240
Descartes Funding Trust
   1.150%, 11/15/04                                                                      601                   601
Emerald Trust
   1.063%, 5/06/04                                                                       601                   601
Ford Credit Floor Plan
   1.063%, 5/03/04                                                                     1,802                 1,802
Goldman Sachs
   1.163%, 1/18/05                                                                       601                   601

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                        PAR (000)           VALUE (000)
------------------------------------------------------------------------------------------------------------------
Independent IV
   1.048%, 10/15/04                                                     $                782  $                782
Lakeside Funding
   1.142%, 4/08/04                                                                     1,377                 1,377
Leafs
   1.339%, 4/20/04                                                                       830                   830
Lehman Brothers
   1.133%, 7/23/04                                                                       421                   421
   1.123%, 8/23/04                                                                       301                   301
Moat Funding
   1.157%, 5/05/04                                                                     1,201                 1,201
Morgan Stanley
   1.054%, 6/11/04                                                                       601                   601
Mortgage Int Network
   1.062%, 4/27/04                                                                       601                   601
   1.042%, 5/11/04                                                                       600                   600
   1.063%, 6/07/04                                                                       600                   600
Norddeutsche Landesbank
   1.110%, 9/09/04                                                                       598                   598
Orchard Park
   1.180%, 7/06/04                                                                     1,299                 1,299
   1.200%, 10/06/04                                                                      421                   421
Park Granada
   1.083%, 4/07/04                                                                       541                   541
   1.063%, 4/13/04                                                                       361                   361
   1.063%, 4/13/04                                                                       962                   962
   1.063%, 5/06/04                                                                       180                   180
Sigma Finance
   1.157%, 5/04/04                                                                     1,201                 1,201
                                                                                              --------------------
TOTAL COMMERCIAL PAPER                                                                                      21,129
                                                                                              --------------------
CORPORATE OBLIGATIONS - 4.1%
Allstate Life Global
   1.040%, 2/15/05                                                                     1,202                 1,202
Castle Hill III
   1.211%, 9/16/04                                                                       361                   361
Duke Funding VI
   1.180%, 4/08/05                                                                       728                   728
General Electric Capital Corporation
   1.139%, 4/08/05                                                                       602                   602
Jefferson Pilot
   1.062%, 2/17/05                                                                       601                   601
Metlife Global Funding
   1.137%, 3/28/05                                                                       505                   505
   0.991%, 4/15/05                                                                       722                   722
Merrill Lynch
   1.063%, 4/04/05                                                                     1,202                 1,202
Morgan Stanley
   1.137%, 3/24/05                                                                       601                   601
Northlake CDO
   1.205%, 3/07/05                                                                       361                   361
Premium Asset Trust
   1.254%, 6/01/04                                                                     1,792                 1,792
   1.037%, 12/22/04                                                                      902                   902
Residential Mortgage Securities
   1.102%, 9/11/04                                                                       844                   844
Sigma Finance
   1.143%, 8/09/04                                                                     1,202                 1,202
SMM Trust 2003-H
   1.183%, 9/23/04                                                                     1,556                 1,556
Societe Generale NYC
   1.148%, 12/08/04                                                                    1,203                 1,203

DESCRIPTION                                                                 SHARES/PAR (000)           VALUE (000)
------------------------------------------------------------------------------------------------------------------
WestDeutsche LandesBank
   1.220%, 6/03/04                                                      $                962  $                962
   1.150%, 8/02/04                                                                     1,203                 1,203
                                                                                              --------------------
TOTAL CORPORATE OBLIGATIONS                                                                                 16,549
                                                                                              --------------------
MONEY MARKET FUNDS - 0.2%
AIM Short Term Liquid Asset Portfolio                                                180,386                   180
Merrill Lynch Premier Institutional Fund                                             755,494                   756
                                                                                              --------------------
TOTAL MONEY MARKET FUNDS                                                                                       936
                                                                                              --------------------
OTHER SHORT-TERM INVESTMENTS - 1.1%
Commonwealth Life
   1.303%, 4/01/04                                                      $                607                   607
General Electric Capital Assurance
   1.200%, 1/19/05                                                                       241                   241
HBOS Treasury Services plc
   1.020%, 3/01/05                                                                       661                   661
Liquid Funding
   1.065%, 8/23/04                                                                       601                   601
   0.488%, 9/14/04                                                                       601                   601
Security Life Denver
   1.270%, 7/13/04                                                                     1,563                 1,563
                                                                                              --------------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                                           4,274
                                                                                              --------------------
REPURCHASE AGREEMENTS - 7.9%
Bear Stearns
   1.200%, dated 3/31/04, matures 4/20/04,
   repurchase price $2,406,749 (collateralized by
   Various Securities: Total Market Value
   $2,510,455)                                                                         2,405                 2,405
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $697,513 (collateralized by
   U.S. Government Securities: Total Market Value
   $711,443)                                                                             697                   697
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $901,957 (collateralized by
   U.S. Government Securities: Total Market Value
   $920,013)                                                                             902                   902
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,307,175 (collateralized by
   U.S. Government Securities: Total Market Value
   $3,373,251)                                                                         3,307                 3,307
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $420,915 (collateralized by
   Collateralized Mortgage Obligations: Total
   Market Value $441,962)                                                                421                   421
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $841,829 (collateralized by
   Collateralized Mortgage Obligations: Total
   Market Value $883,908)                                                                842                   842
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $962,091 (collateralized by
   Collateralized Mortgage Obligations: Total
   Market Value $1,010,195)                                                              962                   962
Deutsche Bank
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,202,609 (collateralized by
   U.S. Government Securities: Total Market Value
   $1,226,264)                                                                         1,203                 1,203

DESCRIPTION                                                                        PAR (000)           VALUE (000)
------------------------------------------------------------------------------------------------------------------
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $240,522 (collateralized by
   U.S. Government Securities: Total Market Value
   $245,325)                                                            $                241  $                241
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,322,869 (collateralized by
   U.S. Government Securities: Total Market Value
   $1,349,286)                                                                         1,323                 1,323
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $360,784 (collateralized by
   Corporate Securities: Total Market Value
   $371,930)                                                                             361                   361
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $841,829 (collateralized by
   Corporate Securities: Total Market Value
   $867,836)                                                                             842                   842
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,202,613 (collateralized by
   Corporate Securities: Total Market Value
   $1,239,778)                                                                         1,203                 1,203
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,427,447 (collateralized by
   Corporate Securities: Total Market Value
   $3,533,333)                                                                         3,427                 3,427
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $601,308 (collateralized by
   Corporate Securities: Total Market Value
   $613,560)                                                                             601                   601
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $601,308 (collateralized by
   Corporate Securities: Total Market Value
   $619,883)                                                                             601                   601
J P Morgan
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $625,357 (collateralized by
   U.S. Government Securities: Total Market Value
   $637,883)                                                                             625                   625
Lehman Brothers
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,006,522 (collateralized by
   Various Securities: Total Market Value
   $3,066,610)                                                                         3,006                 3,006
Lehman Brothers
   1.200%, dated 3/31/04, matures 4/1/04,
   repurchase price $420,914 (collateralized by
   Corporate Securities: Total Market Value
   $482,747)                                                                             421                   421
Lehman Brothers
   1.243%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,405,228 (collateralized by
   Various Securities: Total Market Value
   $2,453,248)                                                                         2,405                 2,405
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $541,174 (collateralized by
   U.S. Government Securities: Total Market
   Value $551,981)                                                      $                541  $                541
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $962,087 (collateralized by
   U.S. Government Securities: Total Market
   Value $985,145)                                                                       962                   962
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,082,348 (collateralized by
   U.S. Government Securities: Total Market
   Value $1,109,068)                                                                   1,082                 1,082
Morgan Stanley
   1.133%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,740,119 (collateralized by
   Collateralized Mortgage Obligations &
   Asset-Backed Securities: Total Market
   Value $3,941,569)                                                                   3,740                 3,740
                                                                                              --------------------
TOTAL REPURCHASE AGREEMENTS                                                                                 32,120
                                                                                              --------------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $75,008)                                                                                           75,008
                                                                                              --------------------
TOTAL INVESTMENTS - 118.0%
   (Cost $406,542)                                                                                         477,865
                                                                                              --------------------
OTHER ASSETS AND LIABILITIES, NET - (18.0)%                                                                (72,760)
                                                                                              --------------------
TOTAL NET ASSETS - 100.0%                                                                     $            405,105
                                                                                              --------------------

* Non-income producing security
(a) This security or a portion of this security is out on loan. As of March 31, 2004, the market value of these investments is $72,647,424 or 17.9% of total net assets. See note 2 in Notes to Financial Statements.
(b) Securities considered illiquid investments and are fair valued under guidelines established by the Board of Directors. As of March 31, 2004, the fair value of these investments is $340,014 or 0.08% of total net assets. See note 2 in Notes to Financial Statements.
(c) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this Fund. See note 3 in Notes to Financial Statements.
Cl - Class

The accompanying notes are an integral part of the financial statements.

TECHNOLOGY FUND

DESCRIPTION                                                                           SHARES           VALUE (000)
------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.8%
AEROSPACE & DEFENSE - 1.0%
L-3 Communications Holdings (a)                                                       19,790  $              1,177
                                                                                              --------------------
COMMUNICATIONS EQUIPMENT - 15.7%
Advanced Fiber Communications*                                                        52,080                 1,147
Arris Group*                                                                         138,860                 1,278
Avaya* (a)                                                                           102,710                 1,631
Cisco Systems*                                                                        48,990                 1,152
Comverse Technology* (a)                                                              82,610                 1,499
Corning* (a)                                                                         132,180                 1,478
Foundry Networks*                                                                     54,600                   937
Harris (a)                                                                            28,240                 1,367
Juniper Networks* (a)                                                                 50,660                 1,318
Nokia, ADR, Cl A                                                                      64,820                 1,315
Nortel Networks*                                                                     276,840                 1,644
Packeteer*                                                                            49,460                   653
SAFENET* (a)                                                                          40,560                 1,523
Sierra Wireless*                                                                      34,510                 1,259
Tekelec* (a)                                                                          69,480                 1,153
                                                                                              --------------------
                                                                                                            19,354
                                                                                              --------------------
COMPUTERS & PERIPHERALS - 10.7%
Advanced Digital Information*                                                         87,510                   996
Apple Computer*                                                                       57,440                 1,554
Dell* (a)                                                                             40,760                 1,370
EMC*                                                                                 111,550                 1,518
Hewlett-Packard                                                                       57,934                 1,323
Lexmark International Group, Cl A*                                                    19,700                 1,812
Maxtor*                                                                               97,340                   793
Mobility Electronics* (a)                                                            152,850                 1,391
NCR* (a)                                                                              34,270                 1,510
Synaptics*                                                                            48,880                   857
                                                                                              --------------------
                                                                                                            13,124
                                                                                              --------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 10.7%
Aeroflex* (a)                                                                         96,740                 1,302
Benchmark Electronics*                                                                38,280                 1,205
Flextronics International* (a)                                                       128,100                 2,206
Jabil Circuit* (a)                                                                    68,150                 2,006
LeCroy*                                                                               95,830                 1,990
Lexar Media* (a)                                                                      63,420                 1,050
Plexus*                                                                               50,520                   899
Trimble Navigation*                                                                   52,395                 1,201
Vishay Intertechnology* (a)                                                           59,770                 1,275
                                                                                              --------------------
                                                                                                            13,134
                                                                                              --------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 2.0%
Candela*                                                                              92,562                 1,269
STERIS* (a)                                                                           46,680                 1,204
                                                                                              --------------------
                                                                                                             2,473
                                                                                              --------------------
HOUSEHOLD DURABLES - 0.8%
Garmin (a)                                                                            22,850                   976
                                                                                              --------------------
INTERNET & CATALOG RETAIL - 0.9%
Amazon.com* (a)                                                                       25,540                 1,105
                                                                                              --------------------
INTERNET SOFTWARE & SERVICES - 1.0%
Radware*                                                                              47,020                 1,249
                                                                                              --------------------
IT SERVICES - 6.9%
Accenture* (a)                                                                        64,000  $              1,587
Affiliated Computer Services, Cl A*                                                   20,110                 1,044
eFunds*                                                                               82,050                 1,346
Fiserv* (a)                                                                           33,980                 1,215
Infosys Technologies (a)                                                              17,510                 1,431
Satyam Computer Services (a)                                                          46,410                   952
SunGard Data Systems*                                                                 33,430                   916
                                                                                              --------------------
                                                                                                             8,491
                                                                                              --------------------
MATERIALS - 0.4%
Landec*                                                                               58,980                   507
                                                                                              --------------------
MEDIA - 3.4%
Championship Auto Racing Teams* (a)                                                  169,670                    18
Clear Channel Communications (a)                                                      26,450                 1,120
Comcast, Cl A*                                                                        31,280                   899
Cox Communications, Cl A* (a)                                                         30,240                   956
Westwood One*                                                                         40,050                 1,179
                                                                                              --------------------
                                                                                                             4,172
                                                                                              --------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 24.9%
Amkor Technology*                                                                     76,390                 1,118
Analog Devices (a)                                                                    41,030                 1,970
Applied Materials*                                                                   107,160                 2,291
ASML Holding*                                                                         46,910                   860
Broadcom, Cl A* (a)                                                                   36,720                 1,438
ChipPAC, Cl A* (a)                                                                   137,950                 1,091
Intel                                                                                 61,700                 1,678
Linear Technology                                                                     31,340                 1,160
LogicVision*                                                                         261,480                 1,096
Marvell Technology Group*                                                             33,320                 1,501
Maxim Integrated Products (a)                                                         29,630                 1,395
Microchip Technology                                                                  56,270                 1,495
MKS Instruments*                                                                      51,345                 1,233
Novellus Systems* (a)                                                                 28,060                   892
PDF Solutions*                                                                        91,880                 1,058
Pixelworks* (a)                                                                      101,190                 1,733
Taiwan Semiconductor Manufacturing, ADR* (a)                                         189,013                 1,973
Teradyne* (a)                                                                         65,760                 1,567
Texas Instruments (a)                                                                 48,004                 1,403
United Microelectronics* (a)                                                         368,594                 1,917
Xilinx* (a)                                                                           46,050                 1,750
                                                                                              --------------------
                                                                                                            30,619
                                                                                              --------------------
SOFTWARE - 19.4%
Adobe Systems (a)                                                                     31,800                 1,254
Altiris*                                                                              38,290                 1,070
Ascential Software*                                                                   52,265                 1,146
Aspen Technology* (a)                                                                123,551                 1,009
Autodesk                                                                              45,550                 1,440
Borland Software* (a)                                                                 65,270                   593
Computer Associates International (a)                                                 48,700                 1,308
Concur Technologies*                                                                  63,550                   712
Hyperion Solutions* (a)                                                               26,500                 1,098
Intuit* (a)                                                                           29,000                 1,302
Lawson Software*                                                                     156,130                 1,296
MapInfo*                                                                             112,050                 1,430
Mercury Interactive* (a)                                                              32,000                 1,434
Moldflow*                                                                            111,030                 1,116
NetScout Systems*                                                                     27,270                   210

DESCRIPTION                                                                 SHARES/PAR (000)           VALUE (000)
------------------------------------------------------------------------------------------------------------------
Oracle Systems*                                                                      108,130  $              1,299
PeopleSoft* (a)                                                                       62,540                 1,156
RSA Security* (a)                                                                     82,070                 1,542
SAP, ADR                                                                              31,970                 1,257
ScanSoft* (a)                                                                        216,510                 1,210
VERITAS Software* (a)                                                                 36,410                   980
                                                                                              --------------------
                                                                                                            23,862
                                                                                              --------------------
WIRELESS TELECOMMUNICATIONS SERVICES - 2.0%
AT Road*                                                                             112,910                 1,385
Wireless Facilities*                                                                  95,860                 1,055
                                                                                              --------------------
                                                                                                             2,440
                                                                                              --------------------
TOTAL COMMON STOCKS
   (Cost $106,460)                                                                                         122,683
                                                                                              --------------------
INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING - 47.4%
COMMERCIAL PAPER - 13.3%
Bluegrass
   1.160%, 11/18/04                                                     $                233                   233
   1.160%, 2/18/05                                                                       233                   233
CIBC NY
   1.110%, 9/09/04                                                                     1,208                 1,208
Concord Min Capital
   1.100%, 4/07/04                                                                     1,317                 1,317
   1.100%, 4/08/04                                                                       430                   430
   1.100%, 4/14/04                                                                       187                   187
Descartes Funding Trust
   1.150%, 11/15/04                                                                      467                   467
Emerald Trust
   1.063%, 5/06/04                                                                       466                   466
Ford Credit Floor Plan
   1.063%, 5/03/04                                                                     1,399                 1,399
Goldman Sachs
   1.163%, 1/18/05                                                                       467                   467
Independent IV
   1.048%, 10/15/04                                                                      607                   607
Lakeside Funding
   1.142%, 4/08/04                                                                     1,069                 1,069
Leafs
   1.339%, 4/20/04                                                                       644                   644
Lehman Brothers
   1.133%, 7/23/04                                                                       327                   327
   1.123%, 8/23/04                                                                       233                   233
Moat Funding
   1.157%, 5/05/04                                                                       933                   933
Morgan Stanley
   1.054%, 6/11/04                                                                       467                   467
Mortgage Int Network
   1.062%, 4/27/04                                                                       467                   467
   1.042%, 5/11/04                                                                       466                   466
   1.063%, 6/07/04                                                                       466                   466
Norddeutsche Landesbank
   1.110%, 9/09/04                                                                       465                   465
Orchard Park
   1.180%, 7/06/04                                                                     1,009                 1,009
   1.200%, 10/06/04                                                                      327                   327
Park Granada
   1.083%, 4/07/04                                                      $                420  $                420
   1.063%, 4/13/04                                                                       280                   280
   1.063%, 4/13/04                                                                       747                   747
   1.063%, 5/06/04                                                                       140                   140
Sigma Finance
   1.157%, 5/04/04                                                                       933                   933
                                                                                              --------------------
TOTAL COMMERCIAL PAPER                                                                                      16,407
                                                                                              --------------------
CORPORATE OBLIGATIONS - 10.5%
Allstate Life Global
   1.040%, 2/15/05                                                                       934                   934
Castle Hill III
   1.211%, 9/16/04                                                                       280                   280
Duke Funding VI
   1.180%, 4/08/05                                                                       565                   565
General Electric Capital Corporation
   1.139%, 4/08/05                                                                       468                   468
Jefferson Pilot
   1.062%, 2/17/05                                                                       467                   467
Metlife Global Funding
   1.137%, 3/28/05                                                                       392                   392
   0.991%, 4/15/05                                                                       560                   560
Merrill Lynch
   1.063%, 4/04/05                                                                       934                   934
Morgan Stanley
   1.137%, 3/24/05                                                                       467                   467
Northlake CDO
   1.205%, 3/07/05                                                                       280                   280
Premium Asset Trust
   1.254%, 6/01/04                                                                     1,391                 1,391
   1.037%, 12/22/04                                                                      700                   700
Residential Mortgage Securities
   1.102%, 9/11/04                                                                       656                   656
Sigma Finance
   1.143%, 8/09/04                                                                       934                   934
SMM Trust 2003-H
   1.183%, 9/23/04                                                                     1,208                 1,208
Societe Generale NYC
   1.148%, 12/08/04                                                                      934                   934
WestDeutsche LandesBank
   1.220%, 6/03/04                                                                       747                   747
   1.150%, 8/02/04                                                                       934                   934
                                                                                              --------------------
TOTAL CORPORATE OBLIGATIONS                                                                                 12,851
                                                                                              --------------------
MONEY MARKET FUNDS - 0.6%
AIM Short Term Liquid Asset Portfolio                                                140,072                   140
Merrill Lynch Premier Institutional Fund                                             586,651                   587
                                                                                              --------------------
TOTAL MONEY MARKET FUNDS                                                                                       727
                                                                                              --------------------
OTHER SHORT-TERM INVESTMENTS - 2.7%
Commonwealth Life
   1.303%, 4/01/04                                                      $                471                   471
General Electric Capital Assurance
   1.200%, 1/19/05                                                                       187                   187
HBOS Treasury Services plc
   1.020%, 3/01/05                                                                       513                   513
Liquid Funding
   1.065%, 8/23/04                                                                       467                   467
   0.488%, 9/14/04                                                                       467                   467
Security Life Denver
   1.270%, 7/13/04                                                                     1,214                 1,214
                                                                                              --------------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                                           3,319
                                                                                              --------------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                                        PAR (000)           VALUE (000)
------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 20.3%
Bear Stearns
   1.200%, dated 3/31/04, matures 4/20/04,
   repurchase price $1,868,871 (collateralized by
   Various Securities: Total Market Value
   $1,949,400)                                                          $              1,868  $              1,868
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $541,628 (collateralized by
   U.S. Government Securities: Total Market
   Value $552,444)                                                                       542                   542
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $700,381 (collateralized by
   U.S. Government Securities: Total Market
   Value $714,402)                                                                       700                   700
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,568,064 (collateralized by
   U.S. Government Securities: Total Market
   Value $2,619,372)                                                                   2,568                 2,568
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $326,846 (collateralized by
   Collateralized Mortgage Obligations: Total
   Market Value $343,189)                                                                327                   327
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $653,691 (collateralized by
   Collateralized Mortgage Obligations: Total
   Market Value $686,366)                                                                654                   654
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $747,076 (collateralized by
   Collateralized Mortgage Obligations: Total
   Market Value $784,492)                                                                747                   747
Deutsche Bank
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $933,841 (collateralized by
   U.S. Government Securities: Total Market
   Value $952,489)                                                                       934                   934
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $186,768 (collateralized by
   U.S. Government Securities: Total Market
   Value $190,498)                                                                       187                   187
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,027,225 (collateralized by
   U.S. Government Securities: Total Market
   Value $1,047,738)                                                                   1,027                 1,027
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $280,153 (collateralized by
   Corporate Securities: Total Market Value
   $288,808)                                                                             280                   280
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $653,691 (collateralized by
   Corporate Securities: Total Market Value
   $673,886)                                                                             654                   654
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $933,844 (collateralized by
   Corporate Securities: Total Market
   Value $962,703)                                                      $                934  $                934
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,661,457 (collateralized by
   Corporate Securities: Total Market Value
   $2,743,678)                                                                         2,661                 2,661
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $466,923 (collateralized by
   Corporate Securities: Total Market Value
   $476,437)                                                                             467                   467
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $466,923 (collateralized by
   Corporate Securities: Total Market Value
   $481,347)                                                                             467                   467
J P Morgan
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $485,597 (collateralized by
   U.S. Government Securities: Total Market
   Value $495,325)                                                                       485                   485
Lehman Brothers
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,334,602 (collateralized by
   Various Securities: Total Market Value
   $2,381,261)                                                                         2,334                 2,334
Lehman Brothers
   1.200%, dated 3/31/04, matures 4/1/04,
   repurchase price $362,845 (collateralized by
   Corporate Securities: Total Market Value
   $374,859)                                                                             327                   327
Lehman Brothers
   1.243%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,867,691 (collateralized by
   Various Securities: Total Market Value
   $1,904,979)                                                                         1,868                 1,868
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $420,228 (collateralized by
   U.S. Government Securities: Total Market
   Value $428,620)                                                                       420                   420
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $747,073 (collateralized by
   U.S. Government Securities: Total Market
   Value $764,977)                                                                       747                   747
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $840,457 (collateralized by
   U.S. Government Securities: Total Market
   Value $861,205)                                                                       840                   840
Morgan Stanley
   1.133%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,904,250 (collateralized by
   Collateralized Mortgage Obligations &
   Asset-Backed Securities: Total Market
   Value $3,060,679)                                                                   2,904                 2,904
                                                                                              --------------------
TOTAL REPURCHASE AGREEMENTS                                                                                 24,942
                                                                                              --------------------

DESCRIPTION                                                                                            VALUE (000)
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $58,246)                                                                             $             58,246
                                                                                              --------------------
TOTAL INVESTMENTS - 147.1%
   (Cost $164,706)                                                                                         180,929
                                                                                              --------------------
OTHER ASSETS AND LIABILITIES, NET - (47.1)%                                                                (57,972)
                                                                                              --------------------
TOTAL NET ASSETS - 100.0%                                                                     $            122,957
                                                                                              --------------------

* Non-income producing security
(a) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a market value of $55,550,374 at March 31, 2004. See note 2 in Notes to Financial Statements.
ADR - American Depositary Receipt
Cl - Class

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2004 (unaudited), in thousands, except per share data

                                                                                 REAL ESTATE            TECHNOLOGY
                                                                             SECURITIES FUND                  FUND
------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+                      $            458,605  $            180,929
Investments in affiliated money market fund, at value**                               19,260                    --
Cash                                                                                      26                   752
Receivable for dividends and interest                                                  1,503                    30
Receivable for investment securities sold                                                 --                 2,093
Receivable for capital shares sold                                                     1,203                   697
Prepaid expenses and other assets                                                         28                    23
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                         480,625               184,524
==================================================================================================================
LIABILITIES:
Payable for capital shares redeemed                                                      199                 1,961
Payable upon return of securities loaned                                              75,008                58,246
Payable for investment securities purchased                                               --                 1,233
Payable for advisory, co-administration, and custodian fees                              297                    97
Payable for distribution and shareholder servicing fees                                   16                    29
Accrued expenses and other liabilities                                                    --                     1
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                     75,520                61,567
==================================================================================================================
NET ASSETS                                                              $            405,105  $            122,957
==================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                       $            315,302  $            576,750
Undistributed (distributions in excess of) net investment income                         673                  (547)
Accumulated net realized gain (loss) on investments                                   17,807              (469,469)
Net unrealized appreciation of investments                                            71,323                16,223
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                              $            405,105  $            122,957
==================================================================================================================
  * Investments in unaffiliated securities, at cost                     $            387,282  $            164,706
 ** Investments in affiliated money market fund, at cost                $             19,260  $                 --
  + Including securities loaned, at value                               $             72,647  $             55,550

CLASS A:
Net assets                                                              $             54,079  $             33,077
Shares issued and outstanding ($0.0001 par value -- 2 billion
 authorized)                                                                           2,886                 3,896
Net asset value and redemption price per share                          $              18.74  $               8.49
Maximum offering price per share (1)                                    $              19.83  $               8.98
CLASS B:
Net assets                                                              $              4,628  $             17,696
Shares issued and outstanding ($0.0001 par value -- 2 billion
 authorized)                                                                             250                 2,345
Net asset value, offering price, and redemption price per share (2)     $              18.53  $               7.55
CLASS C:
Net assets                                                              $              4,640  $              7,729
Shares issued and outstanding ($0.0001 par value -- 2 billion
 authorized)                                                                             250                   940
Net asset value, offering price, and redemption price per share (2)     $              18.59  $               8.23
CLASS S:
Net assets                                                              $              2,025  $              2,107
Shares issued and outstanding ($0.0001 par value -- 2 billion
 authorized)                                                                             108                   249
Net asset value, offering price, and redemption price per share         $              18.75  $               8.45
CLASS Y:
Net assets                                                              $            339,733  $             62,348
Shares issued and outstanding ($0.0001 par value -- 2 billion
 authorized)                                                                          18,049                 7,105
Net asset value, offering price, and redemption price per share         $              18.82  $               8.78

 (1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
 (2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the six months ended March 31, 2004 (unaudited), in thousands

                                                                                 REAL ESTATE            TECHNOLOGY
                                                                             SECURITIES FUND                  FUND
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from affiliated money market fund                              $                 33  $                  9
Dividends                                                                              7,956                   102
Less: Foreign taxes withheld                                                             (15)                   (7)
Securities lending                                                                        18                    52
Other                                                                                     --                   111
------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                7,992                   267
==================================================================================================================
EXPENSES:
Investment advisory fees                                                               1,093                   456
Co-administration fees and expenses (including per account transfer
 agency fees)                                                                            402                   177
Custodian fees                                                                            16                     6
Directors' fees                                                                            2                     1
Registration fees                                                                         14                    15
Professional fees                                                                          3                     2
Printing                                                                                   2                     1
Other                                                                                      4                     2
Distribution and shareholder servicing fees - Class A                                     54                    40
Distribution and shareholder servicing fees - Class B                                     20                    91
Distribution and shareholder servicing fees - Class C                                     20                    40
Shareholder servicing fees - Class S                                                       4                     6
------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                         1,634                   837
==================================================================================================================
Less: Fee waivers                                                                         (8)                  (23)
------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                     1,626                   814
==================================================================================================================
INVESTMENT INCOME (LOSS) - NET                                                         6,366                  (547)
==================================================================================================================
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND WRITTEN OPTIONS - NET:
Net realized gain on investments                                                      23,304                 4,994
Net realized gain on written options                                                      --                   104
Net change in unrealized appreciation or depreciation of investments                  38,287                18,587
Net change in unrealized appreciation or depreciation of written
 options                                                                                  --                   (72)
------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND WRITTEN OPTIONS                                           61,591                23,613
==================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $             67,957  $             23,066
==================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                        REAL ESTATE              TECHNOLOGY
                                                                                    SECURITIES FUND                    FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                                10/1/03     10/1/02     10/1/03     10/1/02
                                                                                     TO          TO          TO          TO
                                                                                3/31/04     9/30/03     3/31/04     9/30/03
---------------------------------------------------------------------------------------------------------------------------
                                                                             (UNAUDITED)             (UNAUDITED)
OPERATIONS:
Investment income (loss) - net                                               $    6,366  $    8,399  $     (547) $     (518)
Net realized gain (loss) on investments                                          23,304       5,589       4,994     (12,773)
Net realized gain (loss) on written options                                          --          --         104        (328)
Net change in unrealized appreciation or depreciation of investments             38,287      27,408      18,587      60,854
Net change in unrealized appreciation or depreciation of written options             --          --         (72)         72
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             67,957      41,396      23,066      47,307
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                                         (858)     (1,183)         --          --
   Class B                                                                          (69)       (120)         --          --
   Class C                                                                          (68)        (87)         --          --
   Class S                                                                          (56)        (86)         --          --
   Class Y                                                                       (5,451)     (7,094)         --          --
Net realized gain on investments:
   Class A                                                                       (1,410)       (368)         --          --
   Class B                                                                         (136)        (63)         --          --
   Class C                                                                         (131)        (28)         --          --
   Class S                                                                          (97)        (34)         --          --
   Class Y                                                                       (8,059)     (2,941)         --          --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                             (16,335)    (12,004)         --          --
===========================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                                           13,205      26,968       9,487      11,348
   Reinvestment of distributions                                                  2,180       1,489          --          --
   Payments for redemptions                                                      (4,083)    (12,978)     (9,962)    (13,072)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                      11,302      15,479        (475)     (1,724)
---------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                              601       1,090         532       1,475
   Reinvestment of distributions                                                    189         169          --          --
   Payments for redemptions                                                        (355)       (732)     (2,027)     (3,295)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                         435         527      (1,495)     (1,820)
---------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                            1,023       2,174         731       1,303
   Reinvestment of distributions                                                    191         109          --          --
   Payments for redemptions                                                        (448)       (437)     (1,455)     (2,252)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions                         766       1,846        (724)       (949)
---------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                              900       2,686         930       2,553
   Reinvestment of distributions                                                    137         115          --          --
   Payments for redemptions                                                      (1,990)     (1,825)     (3,552)     (1,840)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                        (953)        976      (2,622)        713
---------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                          119,309      80,412      24,482      33,169
   Reinvestment of distributions                                                  6,136       3,092          --          --
   Payments for redemptions                                                     (23,511)    (32,025)   (34,023)     (42,450)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                     101,934      51,479      (9,541)     (9,281)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions               113,484      70,307     (14,857)    (13,061)
---------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                    165,106      99,699       8,209      34,246
NET ASSETS AT BEGINNING OF PERIOD                                               239,999     140,300     114,748      80,502
===========================================================================================================================
NET ASSETS AT END OF PERIOD                                                  $  405,105  $  239,999  $  122,957  $  114,748
===========================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT END
 OF PERIOD                                                                   $      673  $      809  $     (547) $       --
===========================================================================================================================

  (1) See note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                           REALIZED AND
                               NET ASSET                     UNREALIZED    DIVIDENDS                    DISTRIBUTIONS   NET ASSET
                                   VALUE             NET          GAINS     FROM NET    DISTRIBUTIONS            FROM       VALUE
                               BEGINNING      INVESTMENT    (LOSSES) ON   INVESTMENT         FROM NET       RETURN OF      END OF
                               OF PERIOD   INCOME (LOSS)    INVESTMENTS       INCOME   REALIZED GAINS         CAPITAL      PERIOD
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class A
  2004 (1) (2)                 $   16.00    $     0.33      $     3.33    $    (0.32)    $    (0.60)      $      --     $   18.74
  2003 (1)                         13.68          0.69            2.65         (0.69)         (0.33)             --         16.00
  2002 (1)                         13.12          0.71            0.61         (0.69)            --           (0.07)        13.68
  2001 (1)                         12.71          0.76            0.32         (0.64)            --           (0.03)        13.12
  2000                             10.78          0.74            2.00         (0.79)            --           (0.02)        12.71
  1999                             12.17          0.65           (1.36)        (0.67)            --           (0.01)        10.78
Class B
  2004 (1) (2)                 $   15.85    $     0.26      $     3.30    $    (0.28)    $    (0.60)      $      --     $   18.53
  2003 (1)                         13.55          0.57            2.64         (0.58)         (0.33)             --         15.85
  2002 (1)                         13.02          0.59            0.61         (0.60)            --           (0.07)        13.55
  2001 (1)                         12.61          0.65            0.33         (0.54)            --           (0.03)        13.02
  2000                             10.69          0.64            2.00         (0.69)            --           (0.03)        12.61
  1999                             12.08          0.55           (1.34)        (0.57)            --           (0.03)        10.69
Class C
  2004 (1) (2)                 $   15.89    $     0.26      $     3.32    $    (0.28)    $    (0.60)      $      --     $   18.59
  2003 (1)                         13.62          0.59            2.62         (0.61)         (0.33)             --         15.89
  2002 (1)                         13.08          0.62            0.59         (0.60)            --           (0.07)        13.62
  2001 (1)                         12.68          0.69            0.30         (0.59)            --              --         13.08
  2000 (3)                         10.61          0.50            2.14         (0.57)            --              --         12.68
Class S (1)
  2004 (2)                     $   16.00    $     0.33      $     3.34    $    (0.32)    $    (0.60)      $      --     $   18.75
  2003                             13.69          0.69            2.64         (0.69)         (0.33)             --         16.00
  2002                             13.12          0.70            0.62         (0.68)            --           (0.07)        13.69
  2001 (4)                         12.52          0.11            0.49            --             --              --         13.12
Class Y
  2004 (1) (2)                 $   16.06    $     0.36      $     3.34    $    (0.34)    $    (0.60)      $      --     $   18.82
  2003 (1)                         13.73          0.73            2.66         (0.73)         (0.33)             --         16.06
  2002 (1)                         13.15          0.73            0.63         (0.71)            --           (0.07)        13.73
  2001 (1)                         12.73          0.84            0.28         (0.68)            --           (0.02)        13.15
  2000                             10.80          0.77            2.00         (0.81)            --           (0.03)        12.73
  1999                             12.19          0.68           (1.35)        (0.69)            --           (0.03)        10.80
---------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
Class A
  2004 (1) (2)                 $    7.05    $    (0.03)     $     1.47    $       --     $       --       $      --     $    8.49
  2003 (1)                          4.29         (0.03)           2.79            --             --              --          7.05
  2002 (1)                          6.36         (0.07)          (2.00)           --             --              --          4.29
  2001 (1)                         47.68         (0.15)         (33.55)           --          (7.62)             --          6.36
  2000                             34.22         (0.35)          24.87            --         (11.06)             --         47.68
  1999                             15.60         (0.18)          19.55            --          (0.75)             --         34.22
Class B
  2004 (1) (2)                 $    6.29    $    (0.06)     $     1.32    $       --     $       --       $      --     $    7.55
  2003 (1)                          3.86         (0.07)           2.50            --             --              --          6.29
  2002 (1)                          5.77         (0.11)          (1.80)           --             --              --          3.86
  2001 (1)                         44.40         (0.26)         (30.75)           --          (7.62)             --          5.77
  2000                             32.59         (0.35)          23.22            --         (11.06)             --         44.40
  1999                             14.99         (0.34)          18.69            --          (0.75)             --         32.59
Class C
  2004 (1) (2)                 $    6.86    $    (0.06)     $     1.43    $       --     $       --       $      --     $    8.23
  2003 (1)                          4.20         (0.07)           2.73            --             --              --          6.86
  2002 (1)                          6.28         (0.12)          (1.96)           --             --              --          4.20
  2001 (1)                         47.49         (0.26)         (33.33)           --          (7.62)             --          6.28
  2000 (3)                         50.30         (0.35)          (2.46)           --             --              --         47.49
Class S (1)
  2004 (2)                     $    7.02    $    (0.05)     $     1.48    $       --     $       --       $      --     $    8.45
  2003                              4.29         (0.03)           2.76            --             --              --          7.02
  2002                              6.36         (0.04)          (2.03)           --             --              --          4.29
  2001 (4)                          6.95            --           (0.59)           --             --              --          6.36
Class Y
  2004 (1) (2)                 $    7.28    $    (0.02)     $     1.52    $       --     $       --       $      --     $    8.78
  2003 (1)                          4.42         (0.01)           2.87            --             --              --          7.28
  2002 (1)                          6.53         (0.05)          (2.06)           --             --              --          4.42
  2001 (1)                         48.60         (0.11)         (34.34)           --          (7.62)             --          6.53
  2000                             34.64         (0.34)          25.36            --         (11.06)             --         48.60
  1999                             15.73         (0.13)          19.79            --          (0.75)             --         34.64

 (1) Per share data calculated using average shares outstanding method.
 (2) For the six months ended March 31, 2004 (unaudited). All the ratios for the period have been annualized, except total return and portfolio turnover.
 (3) Class of shares has been offered since February 1, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
 (4) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
 (5) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                           RATIO OF        RATIO OF NET
                                                                         RATIO OF NET   EXPENSES TO          INVESTMENT
                                                             RATIO OF      INVESTMENT       AVERAGE       INCOME (LOSS)
                                             NET ASSETS   EXPENSES TO   INCOME (LOSS)    NET ASSETS      TO AVERAGE NET   PORTFOLIO
                                  TOTAL          END OF       AVERAGE      TO AVERAGE    (EXCLUDING   ASSETS (EXCLUDING    TURNOVER
                              RETURN (5)   PERIOD (000)    NET ASSETS      NET ASSETS      WAIVERS)            WAIVERS)        RATE
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES FUND
Class A
  2004 (1) (2)                   23.71%      $   54,079       1.23%          3.82%         1.24%             3.81%           90%
  2003 (1)                       25.92           35,754       1.23           4.82          1.28              4.77            69
  2002 (1)                       10.07           15,422       1.23           5.06          1.32              4.97            99
  2001 (1)                        8.69            2,421       1.04           5.89          1.25              5.68            85
  2000                           26.68            2,035       1.05           6.59          1.24              6.40            45
  1999                           (5.89)           1,518       1.05           5.52          1.18              5.39            21
Class B
  2004 (1) (2)                   23.24%      $    4,628       1.98%          3.06%         1.99%             3.05%           90%
  2003 (1)                       25.03            3,559       1.98           4.10          2.03              4.05            69
  2002 (1)                        9.21            2,577       1.98           4.27          2.07              4.18            99
  2001 (1)                        7.93            1,724       1.79           5.13          2.00              4.92            85
  2000                           25.81            1,874       1.80           5.79          1.99              5.60            45
  1999                           (6.68)           2,192       1.80           4.75          1.93              4.62            21
Class C
  2004 (1) (2)                   23.32%      $    4,640       1.98%          3.06%         1.99%             3.05%           90%
  2003 (1)                       24.88            3,229       1.98           4.12          2.03              4.07            69
  2002 (1)                        9.27              986       1.98           4.43          2.07              4.34            99
  2001 (1)                        7.93              341       1.79           5.27          2.00              5.06            85
  2000 (3)                       25.56              164       1.80           5.79          1.99              5.60            45
Class S (1)
  2004 (2)                       23.77%      $    2,025       1.23%          3.80%         1.24%             3.79%           90%
  2003                           25.80            2,524       1.23           4.87          1.28              4.82            69
  2002                           10.13            1,224       1.23           5.00          1.32              4.91            99
  2001 (4)                        4.87              320       0.56          43.93          1.01             43.48            85
Class Y
  2004 (1) (2)                   23.85%      $  339,733       0.98%          4.13%         0.99%             4.12%           90%
  2003 (1)                       26.19          194,933       0.98           5.13          1.03              5.08            69
  2002 (1)                       10.40          120,091       0.98           5.27          1.07              5.18            99
  2001 (1)                        9.01           96,263       0.80           6.50          1.01              6.29            85
  2000                           26.95           56,347       0.80           6.79          0.99              6.60            45
  1999                           (5.64)          51,181       0.80           5.78          0.93              5.65            21
---------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND
Class A
  2004 (1) (2)                   20.43%      $   33,077       1.23%         (0.82)%        1.26%            (0.85)%          22%
  2003 (1)                       64.34           27,936       1.23          (0.52)         1.29             (0.58)          110
  2002 (1)                      (32.55)          18,267       1.23          (0.89)         1.70             (1.36)          288
  2001 (1)                      (83.30)          29,084       1.15          (0.88)         1.22             (0.95)          269
  2000                           80.11          155,533       1.15          (0.93)         1.15             (0.93)          195
  1999                          128.71           21,491       1.15          (0.80)         1.16             (0.81)          184
Class B
  2004 (1) (2)                   20.03%      $   17,696       1.98%         (1.57)%        2.01%            (1.60)%          22%
  2003 (1)                       62.95           16,016       1.98          (1.26)         2.04             (1.32)          110
  2002 (1)                      (33.10)          11,190       1.98          (1.64)         2.45             (2.11)          288
  2001 (1)                      (83.42)          15,974       1.90          (1.63)         1.97             (1.70)          269
  2000                           78.77           97,003       1.90          (1.68)         1.90             (1.68)          195
  1999                          127.09           20,866       1.90          (1.56)         1.91             (1.57)          184
Class C
  2004 (1) (2)                   19.97%      $    7,729       1.98%         (1.57)%        2.01%            (1.60)%          22%
  2003 (1)                       63.33            7,056       1.98          (1.25)         2.04             (1.31)          110
  2002 (1)                      (33.12)           5,064       1.98          (1.64)         2.45             (2.11)          288
  2001 (1)                      (83.43)           9,010       1.90          (1.63)         1.98             (1.71)          269
  2000 (3)                       (5.59)          33,605       1.90          (1.67)         1.88             (1.65)          195
Class S (1)
  2004 (2)                       20.37%      $    2,107       1.23%         (0.82)%        1.26%            (0.85)%          22%
  2003                           63.64            3,923       1.23          (0.53)         1.29             (0.59)          110
  2002                          (32.55)           1,847       1.23          (0.79)         1.70             (1.26)          288
  2001 (4)                       (8.49)              --         --             --            --                --           269
Class Y
  2004 (1) (2)                   20.60%      $   62,348       0.98%         (0.57)%        1.01%            (0.60)%          22%
  2003 (1)                       64.71           59,817       0.98          (0.24)         1.04             (0.30)          110
  2002 (1)                      (32.31)          44,134       0.98          (0.64)         1.45             (1.11)          288
  2001 (1)                      (83.26)          59,653       0.90          (0.62)         0.96             (0.67)          269
  2000                           80.71          436,938       0.90          (0.67)         0.90             (0.67)          195
  1999                          129.52          214,620       0.90          (0.53)         0.91             (0.54)          184

SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)

INTERNATIONAL FUND

DESCRIPTION                                                             SHARES       VALUE (000)
------------------------------------------------------------------------------------------------
FOREIGN COMMON STOCKS - 96.1%
AUSTRALIA - 5.0%
Macquarie Bank (a)                                                     346,800   $         9,479
Patrick (a)                                                          3,196,200            12,396
Publishing & Broadcasting (a)                                          903,400             8,138
QBE Insurance Group (a)                                              1,342,000            11,454
Transurban Group (a)                                                 1,929,000             6,819
Westfield Holdings                                                     616,200             6,266
Westpac Banking                                                        475,400             6,370
Woodside Petroleum                                                     520,200             6,235
                                                                                 ---------------
                                                                                          67,157
                                                                                 ---------------
AUSTRIA - 1.1%
Erste Bank der oesterreichischen Sparkassen                             94,500            14,145
                                                                                 ---------------
BRAZIL - 1.1%
Banco Itau Holding Financiera (a)                                       26,100             1,221
Caemi Mineracao e Metalurgica*                                       1,530,000               719
Companhia Siderurgica Nacional                                          71,000                 5
Duratex                                                             29,400,000               777
Gerdau                                                                  64,000             1,475
Petroleo Brasileiro (a)                                                140,400             4,703
Tele Norte Leste Participacoes                                         114,600             1,487
Votorantim Celulose E Papel                                            132,100             4,596
                                                                                 ---------------
                                                                                          14,983
                                                                                 ---------------
CHILE - 0.0%
Genesis Chile Fund Limited                                              10,000               560
                                                                                 ---------------
CHINA - 0.9%
Anhui Conch Cement (a)                                                 274,900               450
China Aviation Oil                                                     939,000             1,328
China Resources Power Holdings*                                      4,244,000             2,465
China Shipping Development                                             650,400               447
CNOOC                                                                8,200,000             3,500
COFCO                                                                1,008,000               550
Denway Motors                                                          588,000               679
Global Bio-Chem (a)                                                  1,012,000               844
Hengan International                                                 1,524,000             1,027
Semiconductor Manufacturing*                                         2,700,000               815
                                                                                 ---------------
                                                                                          12,105
                                                                                 ---------------
EGYPT - 0.1%
Orascom Construction Industries*                                        30,900               938
                                                                                 ---------------
FINLAND - 2.3%
Nokia Oyj (a)                                                        1,481,600            30,370
                                                                                 ---------------
FRANCE - 13.2%
Axa (a)                                                                680,600            14,202
BNP Paribas (a)                                                        404,900            24,745
Bouygues (a)                                                           502,000            17,273
Carrefour (a)                                                          174,000             8,583
France Telecom (a)                                                     436,900            11,178
Groupe Danone (a)                                                       34,750             5,697
LYMH Moet Hennessy Louis Vuitton (a)                                   132,900             9,767
Pernod Ricard (a)                                                      164,800            20,050
Sanofi-Synthelabo (a)                                                  237,800            15,532
Schneider Electric (a)                                                 219,000   $        14,264
Total (a)                                                              193,750            35,572
                                                                                 ---------------
                                                                                         176,863
                                                                                 ---------------
GERMANY - 7.3%
Allianz                                                                 91,600             9,997
Bayerische Motoren Werke (BMW)                                         269,100            11,012
Deutsche Bank                                                          225,400            18,711
Deutsche Boerse                                                        374,137            21,242
Deutsche Telekom*                                                      833,600            14,997
SAP                                                                     30,400             4,782
Siemens                                                                239,000            17,652
                                                                                 ---------------
                                                                                          98,393
                                                                                 ---------------
GREAT BRITAIN - 14.8%
3i Group                                                               967,800            11,188
AstraZeneca                                                            432,700            20,064
Compass Group                                                        1,396,000             9,198
GlaxoSmithKline                                                        705,600            13,850
HBOS                                                                 1,350,000            18,310
Pearson                                                              1,724,800            19,606
Reckitt Benckiser                                                      364,030             8,998
Royal Bank of Scotland Group                                           929,000            28,308
Sage Group                                                           2,790,000             9,242
Standard Chartered                                                   1,079,600            18,076
Vodafone Group                                                      17,835,000            42,202
                                                                                 ---------------
                                                                                         199,042
                                                                                 ---------------
HONG KONG - 2.5%
Esprit Holdings                                                      2,426,000            10,184
Hutchison Whampoa                                                      435,500             3,130
Peregrine Investment Holdings (b)                                      142,000                --
Sino Land (a)                                                       11,646,000             7,287
Sun Hung Kai Properties (a)                                            826,000             7,554
Swire Pacific (a)                                                      882,000             5,972
                                                                                 ---------------
                                                                                          34,127
                                                                                 ---------------
HUNGARY - 0.2%
Gedeon Richter                                                          13,600             1,532
OTP Bank*                                                               78,818             1,495
                                                                                 ---------------
                                                                                           3,027
                                                                                 ---------------
INDIA - 0.3%
ICICI Bank, ADR                                                        104,200             1,662
Infosys Technologies (a)                                                10,200               833
Reliance Industries                                                     33,400               958
                                                                                 ---------------
                                                                                           3,453
                                                                                 ---------------
INDONESIA - 0.2%
Bank Danamon                                                         5,455,000             1,768
Dankos Labs                                                          7,931,200               648
Telekomunikasi Indonesia                                                37,200               627
                                                                                 ---------------
                                                                                           3,043
                                                                                 ---------------
IRELAND - 3.6%
Bank of Ireland                                                      1,464,000            18,261
Independent News & Media                                             3,522,000             8,526
Kerry Group, Cl A                                                      647,600            12,479
Ryanair Holdings, ADR* (a)                                             279,900             9,570
                                                                                 ---------------
                                                                                          48,836
                                                                                 ---------------
ISRAEL - 0.2%
Teva Pharmaceutical Industries, ADR (a)                                 41,900             2,657
                                                                                 ---------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                             SHARES       VALUE (000)
------------------------------------------------------------------------------------------------
ITALY - 4.4%
Banco Popolare di Verona e Novara (a)                                  972,200   $        15,818
ENI (a)                                                              1,188,800            23,901
UniCredito Italiano (a)                                              4,089,000            19,497
                                                                                 ---------------
                                                                                          59,216
                                                                                 ---------------
JAPAN - 23.8%
Advantest (a)                                                           37,600             3,083
Arisawa Manufacturing (a)                                              279,080            10,871
Bank of Yokohama (a)                                                 1,505,000             8,853
Canon                                                                  245,000            12,693
Fanuc                                                                   87,200             5,473
Fast Retailing                                                         250,700            20,508
Fuji Soft (a)                                                          180,600             7,725
Fujisawa Pharmeceutical (a)                                            398,000             9,582
Fujitsu                                                                654,000             4,180
Funai Electric (a)                                                      70,100            10,175
Honda Motor                                                            183,400             8,462
Keyence                                                                 73,960            18,029
KONICA (a)                                                             820,000            11,728
Mitsubishi                                                           1,285,000            15,192
Mitsubishi Tokyo Financial Group                                         2,036            20,157
Mizuho Financial Group (a)                                               3,560            15,330
Nichii Gakkan                                                          220,200            11,705
Nippon Oil                                                                 925                 5
Nissan Motor                                                           755,400             8,484
Nitto Denko                                                            195,900            10,771
Nomura Holdings                                                        281,000             5,118
NTT DoCoMo                                                               8,290            18,327
OJI Paper (a)                                                        1,351,000             9,389
Rohm                                                                    57,500             7,445
Seven-Eleven Japan (a)                                                 102,000             3,726
Sumitomo Metal Mining (a)                                              799,000             5,791
Sumitomo Realty & Development                                          529,000             6,880
Sumitomo Trust and Banking (a)                                         947,000             6,308
Takeda Chemical Industries (a)                                         290,000            12,934
Toyoda Gosei (a)                                                       475,400            12,701
Ushio                                                                  343,000             6,347
Yamada Denki (a)                                                       307,500            12,031
                                                                                 ---------------
                                                                                         320,003
                                                                                 ---------------
MALAYSIA - 0.6%
IOI                                                                    225,000               639
Public Bank                                                          1,701,000             1,576
Resorts World                                                          288,000               796
Silverstone Berhad (b)                                                   3,469                --
SP Setia                                                               520,000               616
Telekom Malaysia                                                     1,541,000             4,177
                                                                                 ---------------
                                                                                           7,804
                                                                                 ---------------
MEXICO - 0.5%
America Movil, Series L, ADR                                            36,200             1,399
Cemex, ADR                                                              73,000             2,177
Corporacion Interamericana de Entretenimiento*                         783,000             1,746
Grupo Imsa S A De C V                                                   58,600             1,023
                                                                                 ---------------
                                                                                           6,345
                                                                                 ---------------
PERU - 0.4%
Compania De Minas Buenaventura                                         165,500             4,783
                                                                                 ---------------
PHILIPPINES - 0.1%
Ayala                                                                8,481,000   $           921
Globe Telecom                                                           29,600               432
                                                                                 ---------------
                                                                                           1,353
                                                                                 ---------------
RUSSIAN FEDERATION - 0.3%
AO VimpelCom*                                                           14,500             1,508
LUKOIL*                                                                 23,600             2,931
                                                                                 ---------------
                                                                                           4,439
                                                                                 ---------------
SINGAPORE - 1.4%
DBS Group Holdings                                                     600,000             5,154
Venture                                                              1,155,000            13,298
                                                                                 ---------------
                                                                                          18,452
                                                                                 ---------------
SOUTH AFRICA - 1.1%
Absa Group                                                             524,700             3,883
Anglo American (a)                                                     118,900             2,892
Impala Platinum                                                         29,900             2,446
MTN Group*                                                             580,500             3,036
Sappi                                                                  217,200             2,965
                                                                                 ---------------
                                                                                          15,222
                                                                                 ---------------
SOUTH KOREA - 2.5%
Daelim Industrial                                                       78,860             2,751
Industrial Bank of Korea                                               668,070             4,633
Kookmin Bank                                                            59,800             2,419
Kyeryong Construction Industrial                                       113,540             1,386
LG Electronics                                                          58,740             3,520
POSCO, ADR                                                              42,600             1,508
Pulmuone                                                                20,700               944
Samsung Electronics, GDR                                                19,500             9,729
Seoul Semiconductor                                                    135,656             1,852
Shinsegae                                                               20,680             5,105
                                                                                 ---------------
                                                                                          33,847
                                                                                 ---------------
SPAIN - 0.7%
Iberdrola (a)                                                          484,400            10,001
                                                                                 ---------------
SWEDEN - 1.6%
Atlas Copco, Cl A                                                      378,750            13,460
Securitas (a)                                                          544,600             7,871
                                                                                 ---------------
                                                                                          21,331
                                                                                 ---------------
SWITZERLAND - 4.3%
Julius Baer Holding (a)                                                 41,000            11,845
Nestle (a)                                                              62,280            15,879
Roche Holdings (a)                                                     154,000            15,043
Zurich Financial Services                                               96,250            15,176
                                                                                 ---------------
                                                                                          57,943
                                                                                 ---------------
TAIWAN - 1.1%
Acer                                                                 1,277,000             1,977
CTCI                                                                 1,377,000             1,061
Hon Hai Precision Industries                                           451,400             3,914
King Yuan Electronics*                                                 846,000             1,158
Media Tek                                                              186,000             1,914
Taishin Financial Holdings*                                          1,654,000             1,661
Taiwan Semiconductor Manufacturing, ADR*                               230,900             2,411
Yangming Marine                                                         93,100             1,099
                                                                                 ---------------
                                                                                          15,195
                                                                                 ---------------

DESCRIPTION                                                             SHARES       VALUE (000)
------------------------------------------------------------------------------------------------
THAILAND - 0.4%
Airports of Thailand                                                   811,800   $           971
Krung Thai Bank                                                      2,105,100               528
Major Cineplex Group                                                 2,056,000               696
Noble Development                                                    3,572,000               909
PTT Public                                                             400,000             1,425
Shin                                                                   788,600               667
Siam Commercial Bank Public Company                                    743,100               842
                                                                                 ---------------
                                                                                           6,038
                                                                                 ---------------
TURKEY - 0.1%
Akbank Turk Anonim Sirketi                                              76,717               817
                                                                                 ---------------
TOTAL FOREIGN COMMON STOCKS
  (Cost $1,051,258)                                                                    1,292,488
                                                                                 ---------------
SHORT TERM INVESTMENTS - 2.4%
INVESTMENT COMPANY - 2.4%
SSgA Prime                                                          32,058,495            32,058
                                                                                 ---------------
TOTAL INVESTMENT COMPANY
  (Cost $32,058)                                                                          32,058
                                                                                 ---------------
INVESTMENTS PURCHASED WITH PROCEEDS
  FROM SECURITIES LENDING - 25.6%
State Street Navigator Prime                                       343,996,208           343,996
                                                                                 ---------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
  FROM SECURITIES LENDING
  (Cost $343,996)                                                                        343,996
                                                                                 ---------------
TOTAL INVESTMENTS - 124.1%
  (Cost $1,427,312)                                                                    1,668,542
                                                                                 ---------------
OTHER ASSETS AND LIABILITIES, NET - (24.1)%                                             (324,486)
                                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                                        $     1,344,056
                                                                                 ---------------

* Non-income producing security

(a) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a market value of $325,179,337 at March 31, 2004. See note 2 in Notes to Financial Statements.

(b) Securities considered illiquid investments and are fair valued under guidelines established by the Board of Directors. As of March 31, 2004, the fair value of these investments is $292 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

ADR - American Depository Receipt

Cl - Class

GDR - Global Depository Receipt

                                                                    % OF
DESCRIPTION                                                       NET ASSETS      VALUE (000)
---------------------------------------------------------------   ----------      -----------
FOREIGN COMMON STOCK
Banks                                                                 14.8%      $    199,100
Telecommunication Services                                            13.4            183,252
Diversified Financials                                                11.5            156,296
Materials                                                              6.3             84,592
Pharmaceutical & Biotechnology                                         5.7             76,765
Automobiles & Components                                               5.3             71,537
Food & Beverage                                                        4.5             59,619
Capital Goods                                                          3.8             50,837
Commercial Services & Supplies                                         3.8             49,686
Retailing                                                              3.6             48,255
Technology Hardware & Equipment                                        3.5             46,946
Energy                                                                 3.3             43,867
Insurance                                                              2.6             34,501
Consumer Durables & Apparel                                            2.4             30,571
Software & Services                                                    1.9             25,354
Utilities                                                              1.9             24,946
Industrials                                                            1.8             24,855
Food & Drug Retailing                                                  1.3             17,781
Media                                                                  1.2             16,665
Transportation                                                         1.0             13,495
Household & Personal Products                                          0.8             10,156
Manufacturing                                                          0.7              9,779
Real Estate                                                            0.4              6,266
Health Care                                                            0.3              3,296
Hotels, Restaurants & Leisure                                          0.2              3,238
Information Technology                                                 0.1                833
                                                                  ----------     ------------
TOTAL FOREIGN COMMON STOCKS                                           96.1          1,292,488
TOTAL INVESTMENTS PURCHASED WITH
  PROCEEDS FROM SECURITIES LENDING                                    25.6            343,996
TOTAL INVESTMENT COMPANY                                               2.4             32,058
                                                                  ----------     ------------
TOTAL INVESTMENTS                                                    124.1          1,668,542
OTHER ASSETS AND LIABILITIES, NET                                    (24.1)          (324,486)
                                                                  ----------     ------------
NET ASSETS                                                           100.0%      $  1,344,056
                                                                  ==========     ============

The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES March 31, 2004 (unaudited), in thousands, except per share data

                                                                                INTERNATIONAL
                                                                                         FUND
---------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value*+                                         $     1,668,542
Cash denominated in foreign currencies, at value**                                     22,237
Receivable for dividends and interest                                                   4,930
Receivable for investment securities sold                                               8,770
Receivable for capital shares sold                                                        547
Receivable for foreign withholding tax reclaim                                             86
Prepaid expenses and other assets                                                          81
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                        1,705,193
=============================================================================================
LIABILITIES:
Payable for investment securities purchased                                            12,340
Payable for capital shares redeemed                                                     2,824
Payable upon return of securities loaned                                              343,996
Payable for advisory, co-administration, and custodian fees                             1,488
Payable for bank overdraft                                                                474
Payable for distribution and shareholder servicing fees                                    15
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                     361,137
=============================================================================================
NET ASSETS                                                                    $     1,344,056
=============================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                             $     1,375,348
Undistributed net investment income                                                       636
Accumulated net realized loss on investments                                         (273,585)
Net unrealized appreciation of investments                                            241,230
Net unrealized appreciation of foreign currency, and translation of other
  assets and liabilities in foreign currency                                              427
---------------------------------------------------------------------------------------------
NET ASSETS                                                                    $     1,344,056
=============================================================================================
  * Investments in securities, at cost                                        $     1,427,312
 ** Cash denominated in foreign currencies, at cost                           $        21,869
  + Including securities loaned, at value                                     $       325,179

CLASS A:
Net assets                                                                    $        47,405
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)               4,452
Net asset value and redemption price per share                                $         10.65
Maximum offering price per share (1)                                          $         11.27
CLASS B:
Net assets                                                                    $         8,838
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                 894
Net asset value, offering price, and redemption price per share (2)           $          9.89
CLASS C:
Net assets                                                                    $        10,273
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)               1,004
Net asset value, offering price, and redemption price per share (2)           $         10.23
CLASS S:
Net assets                                                                    $         4,606
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                 434
Net asset value, offering price, and redemption price per share               $         10.63
CLASS Y:
Net assets                                                                    $     1,272,934
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)             118,286
Net asset value, offering price, and redemption price per share               $         10.76

 (1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
 (2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS For the six months ended March 31, 2004 (unaudited), in thousands

                                                                                          INTERNATIONAL
                                                                                                   FUND
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                                $           117
Dividends                                                                                         8,103
Less: Foreign taxes withheld                                                                       (808)
Securities lending                                                                                  268
Other income                                                                                         12
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                           7,692
=======================================================================================================
EXPENSES:
Investment advisory fees                                                                          6,819
Co-administration fees and expenses (including per account transfer agency fees)                  1,632
Custodian fees                                                                                       62
Directors' fees                                                                                       8
Registration fees                                                                                    23
Professional fees                                                                                    19
Printing                                                                                             11
Other                                                                                                17
Distribution and shareholder servicing fees - Class A                                                54
Distribution and shareholder servicing fees - Class B                                                44
Distribution and shareholder servicing fees - Class C                                                54
Shareholder servicing fees - Class S                                                                 11
-------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                    8,754
=======================================================================================================
Less: Fee waivers                                                                                  (221)
-------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                                8,533
=======================================================================================================
INVESTMENT LOSS - NET                                                                              (841)
=======================================================================================================
REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS - NET:
Net realized gain on investments                                                                 94,043
Net realized gain on foreign currency transactions                                                  352
Net change in unrealized appreciation or depreciation of investments                            113,347
Net change in unrealized appreciation or depreciation of foreign currency,
  and translation of other assets and liabilities denominated in foreign currency                   169
-------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                                       207,911
=======================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $       207,070
=======================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS in thousands

                                                                                                             INTERNATIONAL
                                                                                                                      FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                                                10/1/03            10/1/02
                                                                                                     TO                 TO
                                                                                                3/31/04            9/30/03
--------------------------------------------------------------------------------------------------------------------------
                                                                                            (UNAUDITED)
OPERATIONS:
Investment income (loss) - net                                                          $          (841)   $         8,624
Net realized gain (loss) on investments                                                          94,043            (93,319)
Net realized gain on foreign currency transactions                                                  352              1,056
Net increase from payment by affiliate (1)                                                           --                621
Net change in unrealized appreciation or depreciation of investments                            113,347            275,880
Net change in unrealized appreciation or depreciation of foreign currency,
  and translation of other assets and liabilities denominated in foreign currency                   169                247
--------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                            207,070            193,109
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                                          (212)                --
  Class B                                                                                            (4)                --
  Class C                                                                                            (5)                --
  Class S                                                                                           (43)                --
  Class Y                                                                                        (8,556)                --
Net realized gain on investments:
  Class A                                                                                            --                 --
  Class B                                                                                            --                 --
  Class C                                                                                            --                 --
  Class S                                                                                            --                 --
  Class Y                                                                                            --                 --
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                              (8,820)                --
==========================================================================================================================
CAPITAL SHARE TRANSACTIONS (2):
Class A:
  Proceeds from sales                                                                            12,757            160,663
  Reinvestment of distributions                                                                     202                 --
  Payments for redemptions                                                                      (11,998)          (170,978)
  Shares issued in connection with the acquisition of Fund net assets                                --              2,429
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                                         961             (7,886)
--------------------------------------------------------------------------------------------------------------------------
Class B:
  Proceeds from sales                                                                               294                533
  Reinvestment of distributions                                                                       4                 --
  Payments for redemptions                                                                         (841)            (1,796)
  Shares issued in connection with the acquisition of Fund net assets                                --                254
--------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class B transactions                                                   (543)            (1,009)
--------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                                              567              1,964
   Reinvestment of distributions                                                                      5                 --
   Payments for redemptions                                                                      (2,581)            (4,764)
   Shares issued in connection with the acquisition of Fund net assets                               --                149
--------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class C transactions                                                 (2,009)            (2,651)
--------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                                              894              4,103
   Reinvestment of distributions                                                                     40                 --
   Payments for redemptions                                                                      (6,326)            (8,219)
   Shares issued in connection with the acquisition of Fund net assets                               --                 43
--------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class S transactions                                                 (5,392)            (4,073)
--------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                                          215,193            469,337
   Reinvestment of distributions                                                                  5,397                 --
   Payments for redemptions                                                                    (124,987)          (243,349)
   Shares issued in connection with the acquisition of Fund net assets                               --             46,678
--------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class Y transactions                                                 95,603            272,666
--------------------------------------------------------------------------------------------------------------------------
Increase in net assets from capital share transactions                                           88,620            257,047
--------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                    286,870            450,156
NET ASSETS AT BEGINNING OF PERIOD                                                             1,057,186            607,030
==========================================================================================================================
NET ASSETS AT END OF PERIOD                                                             $     1,344,056    $     1,057,186
==========================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME AT END OF PERIOD                                    $           636    $        10,297
==========================================================================================================================

 (1) See note 7 in Notes to Financial Statements for additional information.
 (2) See note 4 in Notes to Financial Statements for additional information

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                     REALIZED AND
                          NET ASSET                    UNREALIZED       DIVIDENDS                        NET ASSET
                              VALUE             NET         GAINS        FROM NET   DISTRIBUTIONS           VALUE
                          BEGINNING      INVESTMENT   (LOSSES) ON      INVESTMENT        FROM NET           END OF
                          OF PERIOD   INCOME (LOSS)   INVESTMENTS          INCOME  REALIZED GAINS           PERIOD
------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND (1)
Class A
  2004 (2) (3)             $  8.99      $ (0.02)       $  1.73          $ (0.05)      $    --            $ 10.65
  2003 (2)                    7.33         0.06           1.60               --            --               8.99
  2002 (2)                    8.96           --          (1.63)              --            --               7.33
  2001 (2) (4)               13.96         0.10          (3.63)           (0.10)        (1.37)              8.96
  2000 (2) (5)               15.94        (0.03)         (0.42)           (0.10)        (1.43)             13.96
  1999 (5)                   12.42           --           4.26            (0.04)        (0.70)             15.94
Class B
  2004 (2) (3)             $  8.34      $ (0.06)       $  1.61          $    --       $    --            $  9.89
  2003 (2)                    6.85           --           1.49               --            --               8.34
  2002 (2)                    8.45        (0.06)         (1.54)              --            --               6.85
  2001 (2) (4)               13.28         0.01          (3.43)           (0.07)        (1.34)              8.45
  2000 (2) (5)               15.27        (0.10)         (0.42)           (0.07)        (1.40)             13.28
  1999 (6)                   11.97        (0.09)          4.09            (0.01)        (0.69)             15.27
Class C (2)
  2004 (3)                 $  8.63      $ (0.06)       $  1.66          $ --          $    --            $ 10.23
  2003                        7.09           --           1.54               --            --               8.63
  2002                        8.75        (0.06)         (1.60)              --            --               7.09
  2001 (7)                    8.31         0.01           0.43               --            --               8.75
Class S
  2004 (2) (3)             $  8.98      $ (0.02)       $  1.72          $ (0.05)      $    --            $ 10.63
  2003 (2)                    7.31         0.04           1.63               --            --               8.98
  2002 (2)                    8.96         0.01          (1.66)              --            --               7.31
  2001 (2) (4)               13.97        (0.04)         (3.50)           (0.10)        (1.37)              8.96
  2000 (2) (5)               15.95        (0.03)         (0.42)           (0.10)        (1.43)             13.97
  1999 (6)                   12.43        (0.01)          4.27            (0.04)        (0.70)             15.95
Class Y
  2004 (2) (3)             $  9.10      $ (0.01)       $  1.75          $ (0.08)      $    --            $ 10.76
  2003 (2)                    7.40         0.09           1.61               --            --               9.10
  2002 (2)                    9.03         0.03          (1.66)              --            --               7.40
  2001 (2) (4)               14.03         0.07          (3.61)           (0.11)        (1.35)              9.03
  2000 (2) (5)               15.97         0.01          (0.42)           (0.12)        (1.41)             14.03
  1999 (6)                   12.42         0.06           4.25            (0.06)        (0.70)             15.97

(1) The financial highlights for the International Fund as set forth herein include the historical financial highlights of the Firstar International Growth Fund. The assets of the Firstar Fund were acquired by the First American International Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar International Growth Fund were exchanged for Class A shares of the First American International Fund,
     (ii) Firstar Class B shares were exchanged for Class B shares of the First American International Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American International Fund. Historical per share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the International Fund and Firstar International Growth Fund. Firstar International Growth Fund is the accounting survivor.
(2)  Per share data calculated using average shares outstanding method.
(3) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
(4) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) For the period December 1, 1999 to October 31, 2000. Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
(6)  For the fiscal year ended November 30.
(7) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(8) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(9) In 2003, 0.14% of Class S share's and 0.13% of Class Y share's total return was a result of the reimbursement as described in note 7 to the Financial Statements by the advisor related to foreign currency principal trades between the International Fund and U.S. Bank. Excluding the reimbursement, total return for Class S and Class Y shares would have been 22.71% and 22.84%, respectively.

The accompanying notes are an integral part of the financial statements.

                                                                                         RATIO OF       RATIO OF NET
                                                                     RATIO OF NET     EXPENSES TO         INVESTMENT
                                                         RATIO OF      INVESTMENT         AVERAGE      INCOME (LOSS)
                                         NET ASSETS   EXPENSES TO   INCOME (LOSS)      NET ASSETS     TO AVERAGE NET    PORTFOLIO
                            TOTAL            END OF       AVERAGE      TO AVERAGE      (EXCLUDING  ASSETS (EXCLUDING     TURNOVER
                       RETURN (8)      PERIOD (000)    NET ASSETS      NET ASSETS        WAIVERS)           WAIVERS)         RATE
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND (1)
Class A
  2004 (2) (3)           19.06%         $    47,405       1.60%          (0.41)%          1.64%         (0.45)%            37%
  2003 (2)               22.65               39,251       1.60            0.77            1.65           0.72              82
  2002 (2)              (18.19)              37,232       1.60            0.04            1.66          (0.02)             72
  2001 (2) (4)          (28.00)              64,907       1.49            1.02            1.59           0.92              72
  2000 (2) (5)           (3.59)               3,591       1.58           (0.26)           1.76          (0.44)             90
  1999 (5)               36.62                3,939       1.56           (0.01)           1.75          (0.20)             94
Class B
  2004 (2) (3)           18.64%         $     8,838       2.35%          (1.15)%          2.39%         (1.19)%            37%
  2003 (2)               21.75                7,936       2.35            0.02            2.40          (0.03)             82
  2002 (2)              (18.94)               7,459       2.35           (0.68)           2.41          (0.74)             72
  2001 (2) (4)          (28.57)              10,857       2.17            0.06            2.27          (0.04)             72
  2000 (2) (5)           (4.22)                 732       2.28           (0.96)           2.46          (1.14)             90
  1999 (6)               35.65                  781       2.26           (0.71)           2.45          (0.90)             94
Class C (2)
  2004 (3)               18.59%         $    10,273       2.35%          (1.19)%          2.39%         (1.23)%            37%
  2003                   21.72               10,439       2.35           (0.01)           2.40          (0.06)             82
  2002                  (18.97)              11,027       2.35           (0.71)           2.41          (0.77)             72
  2001 (7)                5.29               17,806       1.48            4.15            1.48           4.15              72
Class S
  2004 (2) (3)           18.98%         $     4,606       1.60%          (0.48)%          1.64%         (0.52)%            37%
  2003 (2)               22.85 (9)            8,533       1.60            0.57            1.65           0.52              82
  2002 (2)              (18.42)              10,817       1.60            0.16            1.66           0.10              72
  2001 (2) (4)          (28.03)               9,461       1.46           (0.33)           1.61          (0.48)             72
  2000 (2) (5)           (3.59)              16,373       1.58           (0.26)           1.76          (0.44)             90
  1999 (6)               36.61               11,307       1.56              --            1.75          (0.19)             94
Class Y
  2004 (2) (3)           19.12%         $ 1,272,934       1.35%          (0.10)%          1.39%         (0.14)%            37%
  2003 (2)               22.97 (9)          991,027       1.35            1.08            1.40           1.03              82
  2002 (2)              (18.05)             540,495       1.35            0.36            1.41           0.30              72
  2001 (2) (4)          (27.93)             661,886       1.23            0.67            1.36           0.54              72
  2000 (2) (5)           (3.27)             122,329       1.28            0.04            1.76          (0.44)             90
  1999 (6)               36.98               92,778       1.26            0.28            1.75          (0.21)             94

SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)

SMALL CAP GROWTH OPPORTUNITIES FUND

DESCRIPTION                                                              SHARES        VALUE (000)
--------------------------------------------------------------------------------------------------
COMMON STOCKS - 93.5%
CONSUMER DISCRETIONARY - 21.6%
4Kids Entertainment* (a)                                                206,100   $          4,610
Alliance Atlantis Communications, Cl B*                                 336,100              6,386
AnnTaylor Stores* (a)                                                    60,010              2,568
Casual Male Retail Group* (a)                                           228,350              2,361
Champion Enterprise* (a)                                                615,770              6,527
Champps Entertainment*                                                  355,100              2,990
Collins & Aikman*                                                       550,780              3,029
Craftmade International                                                  89,850              2,431
Cumulus Media, Cl A*                                                    126,840              2,536
Guitar Center* (a)                                                       85,630              3,180
Innovo Group* (a)                                                       408,200              1,008
Kerzner International*                                                   59,260              2,628
Landry's Restaurants (a)                                                194,070              5,789
Linens N Things* (a)                                                     85,920              3,042
Lions Gate Entertainment* (a)                                           481,180              3,007
LKQ*                                                                     79,390              1,389
Men's Wearhouse* (a)                                                    186,290              4,950
Mothers Work*                                                           157,555              4,199
Multimedia Games* (a)                                                   304,450              7,532
Penn National Gaming*                                                    63,260              1,820
Pinnacle Entertainment*                                                 317,760              4,385
Ruby Tuesday (a)                                                        177,010              5,691
Saga Communications*                                                    120,213              2,242
Scientific Games* (a)                                                   183,720              3,439
Sonic Automotive                                                        144,090              3,609
Source Interlink Companies*                                             213,832              2,673
Spanish Broadcasting System*                                            865,085              9,040
Sports Authority*                                                       101,270              4,059
Sunterra (a)                                                            198,510              2,688
                                                                                  ----------------
                                                                                           109,808
                                                                                  ----------------
ENERGY - 6.7%
Cal Dive International* (a)                                              70,450              1,820
Comstock Resources*                                                     284,305              5,649
Frontier Oil                                                            150,610              2,919
Grey Wolf*                                                              530,850              2,198
Horizon Offshore*                                                       469,426              1,422
National-Oilwell*                                                        98,530              2,786
Oceaneering International*                                              108,620              3,308
Premcor* (a)                                                            107,940              3,343
Quicksilver Resources* (a)                                              100,100              3,880
Tetra Technologies*                                                     143,780              3,757
Unit*                                                                   112,795              3,093
                                                                                  ----------------
                                                                                            34,175
                                                                                  ----------------
FINANCIALS - 1.0%
Friedman, Billings, Ramsey Group (a)                                    128,690              3,473
Pacific Premier Bancorp*                                                123,300              1,652
                                                                                  ----------------
                                                                                             5,125
                                                                                  ----------------
HEALTH CARE - 18.2%
Advisory Board* (a)                                                     136,290              4,981
AMEDISYS* (a)                                                           183,450              4,478
AMERIGROUP* (a)                                                          76,580              3,500
Angiotech Pharmaceuticals* (a)                                          108,720              2,654
Bradley Pharmaceuticals* (a)                                            139,420              3,511
Cancervax* (a)                                                          193,980              2,058
Covance* (a)                                                             93,660              3,226
Encore Medical*                                                         989,700              7,928
First Horizon Pharmaceutical*                                           217,775              3,432
Hollis-Eden Pharmaceuticals* (a)                                         92,020                888
Inspire Pharmaceuticals*                                                452,450   $          5,828
Isolagen*                                                               673,133              7,936
LifeCell*                                                               527,810              4,328
Martek Bioscience* (a)                                                   54,780              3,122
Medical Action Industries*                                               99,240              2,029
NeoPharm* (a)                                                           143,410              2,690
Neurocrine Biosciences* (a)                                              57,980              3,427
Noven Pharmaceuticals* (a)                                              174,845              3,754
PolyMedica (a)                                                          105,850              2,839
POZEN*                                                                  383,420              5,299
Psychiatric Solutions*                                                  137,250              2,573
Select Medical                                                          298,140              4,979
United Surgical Partners* (a)                                           195,690              6,642
                                                                                  ----------------
                                                                                            92,102
                                                                                  ----------------
INDUSTRIALS - 12.5%
AAR*                                                                    199,840              2,454
AGCO* (a)                                                               154,650              3,203
Arbitron*                                                                44,200              1,780
Bennett Environmental* (a)                                               94,090              1,195
Casella Waste Systems*                                                  236,270              3,435
CLARCOR                                                                  66,380              2,931
Corinthian Colleges* (a)                                                 39,200              1,296
Electronic Clearing House*                                              241,530              2,292
Essex*                                                                  367,170              3,194
Exult* (a)                                                              988,650              6,159
Hughes Supply                                                            52,670              2,760
Hydrogenics*                                                            272,580              1,442
Integrated Alarm Services* (a)                                          262,663              2,498
KVH Industries* (a)                                                     360,790              5,199
Marten Transport*                                                        87,895              1,670
Mesa Air Group* (a)                                                     653,415              5,397
Midwest Express Holdings* (a)                                           585,582              2,577
Navigant Consulting* (a)                                                165,530              3,349
Pacer International*                                                    141,010              3,108
U.S. Xpress Enterprises*                                                 63,273                899
Wabash National* (a)                                                    234,610              5,537
Werner Enterprises                                                       47,140                893
                                                                                  ----------------
                                                                                            63,268
                                                                                  ----------------
INFORMATION TECHNOLOGY - 30.4%
Aeroflex* (a)                                                           587,890              7,913
AlphaSmart* (a)                                                         406,960              2,104
AnswerThink*                                                            196,730              1,519
Applied Films* (a)                                                      441,240             12,311
Arris Group* (a)                                                        771,390              7,097
Asyst Technologies* (a)                                                 512,550              4,218
BindView Development*                                                   980,780              3,335
Captiva Software*                                                       287,620              3,981
Carreker*                                                               203,430              1,611
Ceragon Networks*                                                       441,620              2,782
Concur Technologies*                                                    492,540              5,516
DigitalNet Holdings*                                                    190,020              3,876
Digitas* (a)                                                            599,635              6,170
Ditech Communications*                                                  201,070              3,352
DSP Group*                                                              101,530              2,612
FormFactor*                                                             134,150              2,808
Genus* (a)                                                              617,058              2,333
Hyperion Solutions* (a)                                                  82,870              3,435
Internet Security Systems* (a)                                          181,330              3,199
Intevac*                                                                180,520              1,859
Kintera*                                                                152,900              2,549
Lawson Software*                                                        406,910              3,377

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                    SHARES/PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
Microsemi* (a)                                                          148,200   $          2,027
Microtune*                                                            1,329,310              3,283
Midway Games* (a)                                                       449,420              3,272
MSC.Software* (a)                                                       567,920              5,003
ON Semiconductor*                                                       520,250              3,923
Online Resources*                                                       311,700              1,861
Open Solutions*                                                         139,160              3,073
Overland Storage*                                                       224,975              3,813
Radware*                                                                 74,970              1,991
Sigma Designs* (a)                                                      344,290              2,469
Stellent*                                                               497,970              3,720
Sypris Solutions                                                        352,125              5,986
Tradestation Group* (a)                                                 352,320              2,371
Tridium Warrant* (b)                                                     20,500                 --
Tridium, Cl B (b)                                                       278,500                123
Ultimate Software Group*                                                628,350              8,577
Ultratech*                                                              120,350              2,805
ValueClick*                                                             547,786              5,916
Verso Technologies* (a)                                               1,133,730              1,893
VideoPropulsion* (b)                                                    809,856                 --
Zhone Technologies*                                                     491,790              1,913
Zilog*                                                                  191,640              2,419
                                                                                  ----------------
                                                                                           154,395
                                                                                  ----------------
MATERIALS - 2.4%
Century Aluminum* (a)                                                   167,115              4,718
Gibraltar Steel                                                         138,280              3,399
Spartech                                                                112,160              2,793
Wheeling-Pittsburgh*                                                     46,410              1,020
                                                                                  ----------------
                                                                                            11,930
                                                                                  ----------------
TELECOMMUNICATION SERVICES - 0.7%
General Communication*                                                  377,478              3,435
                                                                                  ----------------
TOTAL COMMON STOCKS
   (Cost $378,209)                                                                         474,238
                                                                                  ----------------
AFFILIATED MONEY MARKET FUND - 4.6%
First American Prime Obligations
 Fund, Cl Z (c)                                                      23,139,974             23,140
                                                                                  ----------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $23,140)                                                                           23,140
                                                                                  ----------------
INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING - 32.9%
COMMERCIAL PAPER - 9.3%
Bluegrass
   1.160%, 11/18/04                                            $            668                668
   1.160%, 2/18/05                                                          669                669
CIBC NY
   1.110%, 9/09/04                                                        3,460              3,460
Concord Min Capital
   1.100%, 4/07/04                                                        3,770              3,770
   1.100%, 4/08/04                                                        1,230              1,230
   1.100%, 4/14/04                                                          535                535
Descartes Funding Trust
   1.150%, 11/15/04                                                       1,337              1,337
Emerald Trust
   1.063%, 5/06/04                                                        1,336              1,336
Ford Credit Floor Plan
   1.063%, 5/03/04                                                        4,007              4,007
Goldman Sachs
   1.163%, 1/18/05                                                        1,337              1,337
Independent IV
   1.048%, 10/15/04                                                       1,738              1,738

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
Lakeside Funding
   1.142%, 4/08/04                                             $          3,062   $          3,062
Leafs
   1.339%, 4/20/04                                                        1,845              1,845
Lehman Brothers
   1.133%, 7/23/04                                                          936                936
   1.123%, 8/23/04                                                          669                669
Moat Funding
   1.157%, 5/05/04                                                        2,671              2,671
Morgan Stanley
   1.054%, 6/11/04                                                        1,337              1,337
Mortgage Int Network
   1.062%, 4/27/04                                                        1,336              1,336
   1.042%, 5/11/04                                                        1,335              1,335
   1.063%, 6/07/04                                                        1,334              1,334
Norddeutsche Landesbank
   1.110%, 9/09/04                                                        1,331              1,331
Orchard Park
   1.180%, 7/06/04                                                        2,888              2,888
   1.200%, 10/06/04                                                         936                936
Park Granada
   1.083%, 4/07/04                                                        1,203              1,203
   1.063%, 4/13/04                                                          802                802
   1.063%, 4/13/04                                                        2,139              2,139
   1.063%, 5/06/04                                                          401                401
Sigma Finance
   1.157%, 5/04/04                                                        2,672              2,672
                                                                                  ----------------
TOTAL COMMERCIAL PAPER                                                                      46,984
                                                                                  ----------------
CORPORATE OBLIGATIONS - 7.3%
Allstate Life Global
   1.040%, 2/15/05                                                        2,674              2,674
Castle Hill III
   1.211%, 9/16/04                                                          802                802
Duke Funding VI
   1.180%, 4/08/05                                                        1,618              1,618
General Electric Capital Corporation
   1.139%, 4/08/05                                                        1,339              1,339
Jefferson Pilot
   1.062%, 2/17/05                                                        1,337              1,337
Metlife Global Funding
   1.137%, 3/28/05                                                        1,123              1,123
   0.991%, 4/15/05                                                        1,605              1,605
Merrill Lynch
   1.063%, 4/04/05                                                        2,674              2,674
Morgan Stanley
   1.137%, 3/24/05                                                        1,337              1,337
Northlake CDO
   1.205%, 3/07/05                                                          802                802
Premium Asset Trust
   1.254%, 6/01/04                                                        3,984              3,984
   1.037%, 12/22/04                                                       2,006              2,006
Residential Mortgage Securities
   1.102%, 9/11/04                                                        1,877              1,877
Sigma Finance
   1.143%, 8/09/04                                                        2,674              2,674
SMM Trust 2003-H
   1.183%, 9/23/04                                                        3,460              3,460
Societe Generale NYC
   1.148%, 12/08/04                                                       2,674              2,674

DESCRIPTION                                                    SHARES/PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
WestDeutsche LandesBank
   1.220%, 6/03/04                                             $          2,139   $          2,139
   1.150%, 8/02/04                                                        2,674              2,674
                                                                                  ----------------
TOTAL CORPORATE OBLIGATIONS                                                                 36,799
                                                                                  ----------------
MONEY MARKET FUNDS - 0.4%
AIM Short Term Liquid Asset Portfolio                                   401,119                401
Merrill Lynch Premier Institutional Fund                              1,679,969              1,680
                                                                                  ----------------
TOTAL MONEY MARKET FUNDS                                                                     2,081
                                                                                  ----------------
OTHER SHORT-TERM INVESTMENTS - 1.9%
Commonwealth Life
   1.303%, 4/01/04                                             $          1,350              1,350
General Electric Capital Assurance
   1.200%, 1/19/05                                                          535                535
HBOS Treasury Services plc
   1.020%, 3/01/05                                                        1,469              1,469
Liquid Funding
   1.065%, 8/23/04                                                        1,337              1,337
   0.488%, 9/14/04                                                        1,337              1,337
Security Life Denver
   1.270%, 7/13/04                                                        3,476              3,476
                                                                                  ----------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                           9,504
                                                                                  ----------------
REPURCHASE AGREEMENTS - 14.1%
Bear Stearns
   1.200%, dated 3/31/04, matures 4/20/04,
   repurchase price $5,351,813 (collateralized by
   Various Securities: Total Market Value
   $5,582,421)                                                            5,348              5,348
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,551,039 (collateralized by
   U.S. Government Securities: Total Market Value
   $1,582,014)                                                            1,551              1,551
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,005,654 (collateralized by
   U.S. Government Securities: Total Market Value
   $2,045,805)                                                            2,006              2,006
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $7,354,063 (collateralized by
   U.S. Government Securities: Total Market Value
   $7,500,994)                                                            7,354              7,354
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $935,975 (collateralized by
   Collateralized Mortgage Obligations: Total
   Market Value $982,777)                                                   936                936
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,871,950 (collateralized by
   Collateralized Mortgage Obligations: Total
   Market Value $1,965,520)                                               1,872              1,872
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,139,371 (collateralized by
   Collateralized Mortgage Obligations: Total
   Market Value $2,246,340)                                               2,139              2,139
Deutsche Bank
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,764,204 (collateralized by
   U.S. Government Securities: Total Market Value
   $2,727,606)                                                            2,674              2,674

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $534,841 (collateralized by
   U.S. Government Securities: Total Market Value
   $545,521)                                                   $            535   $            535
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,941,624 (collateralized by
   U.S. Government Securities: Total Market Value
   $3,000,367)                                                            2,942              2,942
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $802,264 (collateralized by
   Corporate Securities: Total Market Value
   $827,049)                                                                802                802
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,871,950 (collateralized by
   Corporate Securities: Total Market Value
   $1,929,780)                                                            1,872              1,872
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,674,214 (collateralized by
   Corporate Securities: Total Market Value
   $2,756,856)                                                            2,674              2,674
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $7,621,510 (collateralized by
   Corporate Securities: Total Market Value
   $7,856,964)                                                            7,621              7,621
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,337,109 (collateralized by
   Corporate Securities: Total Market Value
   $1,364,355)                                                            1,337              1,337
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,337,109 (collateralized by
   Corporate Securities: Total Market Value
   $1,378,416)                                                            1,337              1,337
J P Morgan
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,390,586 (collateralized by
   U.S. Government Securities: Total Market Value
   $1,418,442)                                                            1,391              1,391
Lehman Brothers
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $6,685,510 (collateralized by
   Various Securities: Total Market Value
   $6,819,126)                                                            6,685              6,685
Lehman Brothers
   1.200%, dated 3/31/04, matures 4/1/04,
   repurchase price $935,974 (collateralized by
   Corporate Securities: Total Market Value
   $1,073,469)                                                              936                936
Lehman Brothers
   1.243%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,348,432 (collateralized by
   Various Securities: Total Market Value
   $5,455,212)                                                            5,348              5,348
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,203,392 (collateralized by
   U.S. Government Securities: Total Market Value
   $1,227,423)                                                            1,203              1,203

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,139,364 (collateralized by
   U.S. Government Securities: Total Market Value
   $2,190,636)                                                 $          2,139   $          2,139
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,406,784 (collateralized by
   U.S. Government Securities: Total Market Value
   $2,466,201)                                                            2,407              2,407
Morgan Stanley
   1.133%, dated 3/31/04, matures 4/1/04,
   repurchase price $8,316,787 (collateralized by
   Collateralized Mortgage Obligations &
   Asset-Backed Securities: Total Market Value
   $8,764,747)                                                            8,317              8,317
                                                                                  ----------------
TOTAL REPURCHASE AGREEMENTS                                                                 71,426
                                                                                  ----------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $166,794)                                                                         166,794
                                                                                  ----------------
TOTAL INVESTMENTS - 130.9%
   (Cost $568,143)                                                                         664,172
                                                                                  ----------------
OTHER ASSETS AND LIABILITIES, NET - (30.9)%                                               (156,797)
                                                                                  ----------------
TOTAL NET ASSETS - 100.0%                                                         $        507,375
                                                                                  ----------------

* Non-income producing security

(a) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a market value of $157,650,098 at March 31, 2004. See note 2 in Notes to Financial Statements.

(b) Securities considered illiquid investments and are fair valued under guidelines established by the Board of Directors. As of March 31, 2004, the fair value of these investments is $122,540 or 0.02% of total net assets. See note 2 in Notes to Financial Statements.

(c) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this Fund. See note 3 in Notes to Financial Statements.

Cl - Class

SMALL CAP SELECT FUND

DESCRIPTION                                                              SHARES        VALUE (000)
--------------------------------------------------------------------------------------------------
COMMON STOCKS - 95.5%
CONSUMER DISCRETIONARY - 31.1%
American Eagle Outfitters* (a)                                          375,340   $         10,119
AnnTaylor Stores* (a)                                                   219,670              9,402
CBRL Group                                                              142,350              5,643
Collins & Aikman*                                                     1,224,120              6,732
Cooper Tire & Rubber                                                    421,820              8,500
Fred's (a)                                                              669,410             16,247
Gaylord Entertainment* (a)                                              428,220             13,232
Gray Television                                                         630,150              9,213
Guitar Center* (a)                                                      239,790              8,906
Gymboree*                                                               660,750             11,081
Hancock Fabrics                                                         669,170             10,633
Hearst-Argyle Television                                                316,860              8,520
Hollywood Entertainment* (a)                                            851,300             11,544
Kerzner International*                                                  229,940             10,198
Lin TV, Cl A* (a)                                                       356,140              8,480
Marvel Enterprises* (a)                                                 967,860             18,573
Meritage* (a)                                                            57,640              4,280
Michaels Stores (a)                                                     262,140             12,745
Multimedia Games* (a)                                                   577,640             14,291
Pinnacle Entertainment*                                                 482,890              6,664
Radio One* (a)                                                          606,550             11,221
Ruby Tuesday (a)                                                        237,410              7,633
Ryland Group (a)                                                        188,540             16,748
Select Comfort* (a)                                                     448,990             12,388
Sharper Image* (a)                                                      276,110              8,996
Sinclair Broadcast Group, Cl A*                                         763,100              9,539
Source Interlink Companies*                                             460,083              5,751
Sports Authority*                                                       609,370             24,424
Standard Pacific (a)                                                    150,680              9,041
Station Casinos (a)                                                     393,490             17,380
TBC*                                                                    349,130             10,254
WCI Communities* (a)                                                    456,670             11,430
Young Broadcasting, Cl A*                                               293,590              5,314
                                                                                  ----------------
                                                                                           355,122
                                                                                  ----------------
ENERGY - 2.9%
Quicksilver Resources* (a)                                               75,850              2,940
Ultra Petroleum* (a)                                                    393,690             11,815
Varco International*                                                    608,860             10,966
Western Gas Resources (a)                                               150,990              7,678
                                                                                  ----------------
                                                                                            33,399
                                                                                  ----------------
FINANCIALS - 12.9%
Alliance Bancorp of New England (a)                                     147,660              6,010
American Home Mortgage Investment                                        92,710              2,670
Amerus Group, Cl A (a)                                                  329,470             13,294
Bank Mutual                                                             967,130             10,822
Bristol West Holdings* (a)                                              314,030              6,406
City National (a)                                                       197,053             11,804
Clark*                                                                  549,910              9,348
eSPEED, Cl A*                                                           306,200              6,418
First Niagara Financial Group                                           809,290             11,047
Hudson United Bancorp                                                    74,600              2,839
Investors Financial Services (a)                                        224,960              9,295
Jefferies Group (a)                                                     318,948             11,268
KNBT Bancorp*                                                           316,430              5,594
Navigators Group*                                                       185,880              5,350
PMI Group (a)                                                           259,270              9,686

DESCRIPTION                                                              SHARES        VALUE (000)
--------------------------------------------------------------------------------------------------
Providian Financial* (a)                                                924,280   $         12,108
Radian Group                                                            266,225             11,341
TrustCo Bank Corporation of New York                                    110,470              1,487
                                                                                  ----------------
                                                                                           146,787
                                                                                  ----------------
HEALTH CARE - 13.1%
AMERIGROUP*                                                             321,490             14,692
Apria Healthcare Group* (a)                                             424,940             12,723
Biosite* (a)                                                            199,210              6,369
Covance* (a)                                                            338,990             11,675
CTI Molecular Imaging* (a)                                              550,860              8,037
Hollis-Eden Pharmaceuticals* (a)                                        573,920              5,538
ICON*                                                                    31,550              1,115
INAMED* (a)                                                             122,630              6,534
Inveresk Research Group*                                                438,520             12,463
Medicis, Cl A (a)                                                       152,760              6,110
NABI Biopharmaceuticals* (a)                                            515,050              8,009
Nitromed*                                                               399,160              3,173
Ocular Sciences*                                                        332,730              9,699
Pharmaceutical Resources* (a)                                           144,230              8,201
Respironics*                                                            105,189              5,682
Triad Hospitals* (a)                                                    428,115             13,195
United Surgical Partners* (a)                                           185,040              6,280
Wilson Greatbatch Technologies* (a)                                     262,270              9,515
                                                                                  ----------------
                                                                                           149,010
                                                                                  ----------------
INDUSTRIALS - 14.8%
Actuant, Cl A* (a)                                                      172,140              6,753
AGCO* (a)                                                               360,200              7,460
Albany International, Cl A                                              446,200             11,998
Allied Waste Industries* (a)                                            564,670              7,516
Applied Signal Technology                                               325,330              8,888
Chicago Bridge & Iron                                                   484,880             13,494
Heartland Express (a)                                                   230,740              5,256
Hughes Supply                                                           129,110              6,765
Integrated Alarm Services* (a)                                          622,454              5,920
Kennametal                                                              199,840              8,247
Mercury Computer Systems* (a)                                           204,490              5,214
Mesa Air Group* (a)                                                     984,030              8,128
MTC Technologies*                                                       484,090             12,155
Northwest Airlines* (a)                                                 586,040              5,925
Old Dominion Freight Lines*                                              78,690              2,652
Republic Services                                                       333,800              9,036
Roper Industries (a)                                                    172,630              8,329
Ryder System (a)                                                        188,350              7,295
Shaw Group* (a)                                                         738,620              8,007
United Defense Industries*                                              633,660             20,144
                                                                                  ----------------
                                                                                           169,182
                                                                                  ----------------
INFORMATION TECHNOLOGY - 19.2%
Actel*                                                                   74,600              1,688
Aeroflex*                                                               328,794              4,426
BearingPoint* (a)                                                       925,450              9,921
Benchmark Electronics*                                                  355,120             11,179
Borland Software* (a)                                                   713,021              6,474
Carreker*                                                               472,640              3,743
eFunds*                                                                 188,010              3,083
Equinix* (a)                                                            357,610             12,949
FactSet Research Systems (a)                                            544,700             23,182
Hyperion Solutions* (a)                                                 333,580             13,827
Internet Security Systems* (a)                                          781,190             13,780

DESCRIPTION                                                    SHARES/PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
Logitech International* (a)                                             398,280   $         18,217
Mykrolis*                                                               367,898              5,246
ON Semiconductor*                                                       766,150              5,777
Open Solutions*                                                         484,430             10,696
Research in Motion* (a)                                                 292,000             27,247
Sierra Wireless*                                                        201,800              7,364
Silicon Laboratories* (a)                                               111,390              5,890
TIBCO Software* (a)                                                   2,310,850             18,880
webMethods* (a)                                                       1,617,520             15,205
                                                                                  ----------------
                                                                                           218,774
                                                                                  ----------------
MATERIALS - 1.1%
Anchor Glass Container                                                  395,060              6,242
Georgia Gulf                                                            219,370              6,614
                                                                                  ----------------
                                                                                            12,856
                                                                                  ----------------
TELECOMMUNICATION SERVICES - 0.4%
General Communication*                                                  494,450              4,499
                                                                                  ----------------
TOTAL COMMON STOCKS
   (Cost $910,165)                                                                       1,089,629
                                                                                  ----------------
AFFILIATED MONEY MARKET FUND - 3.6%
First American Prime Obligations
   Fund, Cl Z (b)                                                    41,378,564             41,379
                                                                                  ----------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $41,379)                                                                           41,379
                                                                                  ----------------
INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING - 46.1%
COMMERCIAL PAPER - 13.0%
Bluegrass
   1.160%, 11/18/04                                            $          2,110              2,110
   1.160%, 2/18/05                                                        2,110              2,110
CIBC NY
   1.110%, 9/09/04                                                       10,919             10,919
Concord Min Capital
   1.100%, 4/07/04                                                       11,900             11,900
   1.100%, 4/08/04                                                        3,882              3,882
   1.100%, 4/14/04                                                        1,688              1,688
Descartes Funding Trust
   1.150%, 11/15/04                                                       4,220              4,220
Emerald Trust
   1.063%, 5/06/04                                                        4,215              4,215
Ford Credit Floor Plan
   1.063%, 5/03/04                                                       12,648             12,648
Goldman Sachs
   1.163%, 1/18/05                                                        4,220              4,220
Independent IV
   1.048%, 10/15/04                                                       5,486              5,486
Lakeside Funding
   1.142%, 4/08/04                                                        9,664              9,664
Leafs
   1.339%, 4/20/04                                                        5,823              5,823
Lehman Brothers
   1.133%, 7/23/04                                                        2,954              2,954
   1.123%, 8/23/04                                                        2,110              2,110
Moat Funding
   1.157%, 5/05/04                                                        8,431              8,431
Morgan Stanley
   1.054%, 6/11/04                                                        4,220              4,220

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                    SHARES/PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
Mortgage Int Network
   1.062%, 4/27/04                                             $          4,217   $          4,217
   1.042%, 5/11/04                                                        4,215              4,215
   1.063%, 6/07/04                                                        4,212              4,212
Norddeutsche Landesbank
   1.110%, 9/09/04                                                        4,200              4,200
Orchard Park
   1.180%, 7/06/04                                                        9,116              9,116
   1.200%, 10/06/04                                                       2,954              2,954
Park Granada
   1.083%, 4/07/04                                                        3,797              3,797
   1.063%, 4/13/04                                                        2,531              2,531
   1.063%, 4/13/04                                                        6,749              6,749
   1.063%, 5/06/04                                                        1,265              1,265
Sigma Finance
   1.157%, 5/04/04                                                        8,432              8,432
                                                                                  ----------------
TOTAL COMMERCIAL PAPER                                                                     148,288
                                                                                  ----------------
CORPORATE OBLIGATIONS - 10.2%
Allstate Life Global
   1.040%, 2/15/05                                                        8,440              8,440
Castle Hill III
   1.211%, 9/16/04                                                        2,532              2,532
Duke Funding VI
   1.180%, 4/08/05                                                        5,106              5,106
General Electric Capital Corporation
   1.139%, 4/08/05                                                        4,226              4,226
Jefferson Pilot
   1.062%, 2/17/05                                                        4,220              4,220
Metlife Global Funding
   1.137%, 3/28/05                                                        3,545              3,545
   0.991%, 4/15/05                                                        5,065              5,065
Merrill Lynch
   1.063%, 4/04/05                                                        8,439              8,439
Morgan Stanley
   1.137%, 3/24/05                                                        4,220              4,220
Northlake CDO
   1.205%, 3/07/05                                                        2,532              2,532
Premium Asset Trust
   1.254%, 6/01/04                                                       12,575             12,575
   1.037%, 12/22/04                                                       6,329              6,329
Residential Mortgage Securities
   1.102%, 9/11/04                                                        5,925              5,925
Sigma Finance
   1.143%, 8/09/04                                                        8,438              8,438
SMM Trust 2003-H
   1.183%, 9/23/04                                                       10,920             10,920
Societe Generale NYC
   1.148%, 12/08/04                                                       8,440              8,440
WestDeutsche LandesBank
   1.220%, 6/03/04                                                        6,752              6,752
   1.150%, 8/02/04                                                        8,440              8,440
                                                                                  ----------------
TOTAL CORPORATE OBLIGATIONS                                                                116,144
                                                                                  ----------------
MONEY MARKET FUNDS - 0.6%
AIM Short Term Liquid Asset Portfolio                                 1,265,980              1,266
Merrill Lynch Premier Institutional Fund                              5,302,189              5,302
                                                                                  ----------------
TOTAL MONEY MARKET FUNDS                                                                     6,568
                                                                                  ----------------

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
OTHER SHORT-TERM INVESTMENTS - 2.6%
Commonwealth Life
   1.303%, 4/01/04                                             $          4,261   $          4,261
General Electric Capital Assurance
   1.200%, 1/19/05                                                        1,688              1,688
HBOS Treasury Services plc
   1.020%, 3/01/05                                                        4,636              4,636
Liquid Funding
   1.065%, 8/23/04                                                        4,220              4,220
   0.488%, 9/14/04                                                        4,220              4,220
Security Life Denver
   1.270%, 7/13/04                                                       10,972             10,972
                                                                                  ----------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                          29,997
                                                                                  ----------------
REPURCHASE AGREEMENTS - 19.8%
Bear Stearns
   1.200%, dated 3/31/04, matures 4/20/04,
   repurchase price $16,890,980 (collateralized by
   Various Securities: Total Market Value
   $17,618,808)                                                          16,880             16,880
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,895,269 (collateralized by
   U.S. Government Securities: Total Market Value
   $4,993,030)                                                            4,895              4,895
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $6,330,089 (collateralized by
   U.S. Government Securities: Total Market Value
   $6,456,812)                                                            6,330              6,330
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $23,210,328 (collateralized by
   U.S. Government Securities: Total Market Value
   $23,674,059)                                                          23,210             23,210
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,954,053 (collateralized by
   Collateralized Mortgage Obligations: Total
   Market Value $3,101,766)                                               2,954              2,954
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,908,106 (collateralized by
   Collateralized Mortgage Obligations: Total
   Market Value $6,203,422)                                               5,908              5,908
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $6,752,121 (collateralized by
   Collateralized Mortgage Obligations: Total
   Market Value $7,089,724)                                               6,752              6,752
Deutsche Bank
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $8,440,117 (collateralized by
   U.S. Government Securities: Total Market Value
   $8,608,661)                                                            8,440              8,440
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,688,023 (collateralized by
   U.S. Government Securities: Total Market Value
   $1,721,732)                                                            1,688              1,688

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $9,284,128 (collateralized by
   U.S. Government Securities: Total Market Value
   $9,469,527)                                                 $          9,284   $          9,284
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,532,044 (collateralized by
   Corporate Securities: Total Market Value
   $2,610,268)                                                            2,532              2,532
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,908,103 (collateralized by
   Corporate Securities: Total Market Value
   $6,090,625)                                                            5,908              5,908
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $8,440,148 (collateralized by
   Corporate Securities: Total Market Value
   $8,700,977)                                                            8,440              8,440
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $24,054,422 (collateralized by
   Corporate Securities: Total Market Value
   $24,797,545)                                                          24,054             24,054
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,220,081 (collateralized by
   Corporate Securities: Total Market Value
   $4,306,071)                                                            4,220              4,220
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,220,081 (collateralized by
   Corporate Securities: Total Market Value
   $4,350,450)                                                            4,220              4,220
J P Morgan
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,388,862 (collateralized by
   U.S. Government Securities: Total Market Value
   $4,476,778)                                                            4,389              4,389
Lehman Brothers
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $21,100,292 (collateralized by
   Various Securities: Total Market Value
   $21,522,000)                                                          21,100             21,100
Lehman Brothers
   1.200%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,954,051 (collateralized by
   Corporate Securities: Total Market Value
   $3,388,001)                                                            2,954              2,954
Lehman Brothers
   1.243%, dated 3/31/04, matures 4/1/04,
   repurchase price $16,880,310 (collateralized by
   Various Securities: Total Market Value
   $17,217,322)                                                          16,880             16,880
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,798,054 (collateralized by
   U.S. Government Securities: Total Market Value
   $3,873,897)                                                            3,798              3,798
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $6,752,095 (collateralized by
   U.S. Government Securities: Total Market Value
   $6,913,917)                                                 $          6,752   $          6,752
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $7,596,107 (collateralized by
   U.S. Government Securities: Total Market Value
   $7,783,634)                                                            7,596              7,596
Morgan Stanley
   1.133%, dated 3/31/04, matures 4/1/04,
   repurchase price $26,248,802 (collateralized by
   Collateralized Mortgage Obligations &
   Asset-Backed Securities: Total Market Value
   $27,662,620)                                                          26,248             26,248
                                                                                  ----------------
TOTAL REPURCHASE AGREEMENTS                                                                225,432
                                                                                  ----------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $526,429)                                                                         526,429
                                                                                  ----------------
TOTAL INVESTMENTS - 145.2%
   (Cost $1,477,973)                                                                     1,657,437
                                                                                  ----------------
OTHER ASSETS AND LIABILITIES, NET - (45.2)%                                               (516,129)
                                                                                  ----------------
TOTAL NET ASSETS - 100.0%                                                         $      1,141,308
                                                                                  ----------------

* Non-income producing security

(a) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a market value of $500,258,336 at March 31, 2004. See note 2 in Notes to Financial Statements.

(b) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

Cl - Class

The accompanying notes are an integral part of the financial statements.

SMALL CAP VALUE FUND

DESCRIPTION                                                              SHARES        VALUE (000)
--------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 15.4%
ADVO                                                                     78,275   $          2,522
Ashworth*                                                               432,460              3,762
Cooper Tire & Rubber (a)                                                169,160              3,409
CSK Auto* (a)                                                           156,490              2,834
D.R. Horton (a)                                                         156,244              5,536
Fairmont Hotels & Resorts (a)                                            95,920              2,412
Information Holdings*                                                    75,090              1,548
Isle of Capri Casinos*                                                   92,740              2,332
La Quinta (REIT)*                                                       427,830              3,226
Lin TV, Cl A* (a)                                                       107,240              2,553
Linens N Things* (a)                                                    136,050              4,818
LodgeNet Entertainment* (a)                                             354,130              6,729
ProQuest* (a)                                                           329,970              9,625
R.H. Donnelley* (a)                                                      57,260              2,674
Regis                                                                   124,960              5,553
Ruby Tuesday (a)                                                         99,490              3,199
Stanley Furniture                                                        17,939                697
Steiner Leisure*                                                        260,180              4,215
Tower Automotive* (a)                                                   438,510              2,210
West Marine* (a)                                                        109,760              3,496
                                                                                  ----------------
                                                                                            73,350
                                                                                  ----------------
CONSUMER STAPLES - 1.4%
Dean Foods*                                                             128,700              4,299
International Multifoods*                                                89,250              2,206
                                                                                  ----------------
                                                                                             6,505
                                                                                  ----------------
ENERGY - 6.2%
Brigham Exploration*                                                    451,040              3,315
Comstock Resources*                                                     182,420              3,625
Evergreen Resources* (a)                                                 87,080              2,991
Forest Oil* (a)                                                         100,620              2,541
Global Industries*                                                      565,780              3,310
Hornbeck Offshore Services*                                             158,850              2,097
Key Energy Services* (a)                                                186,620              2,053
Newfield Exploration*                                                    87,560              4,197
TODCO*                                                                  160,470              2,343
Tsakos Energy Navigation                                                108,720              3,283
                                                                                  ----------------
                                                                                            29,755
                                                                                  ----------------
FINANCIALS - 31.4%
Allmerica Financial* (a)                                                 93,990              3,247
American Capital Strategies                                             226,900              7,542
Astoria Financial                                                       158,650              6,034
Capitol Bancorp                                                         134,950              3,657
CBL & Associates Properties (REIT)                                       82,610              5,067
Chelsea Property Group (REIT)                                            39,610              2,493
Chittenden                                                               77,330              2,552
City National (a)                                                        99,100              5,936
Corporate Office Properties Trust (REIT)                                198,110              4,953
Donegal Group, Cl A                                                     116,600              2,337
Equity One (REIT)                                                       127,530              2,451
Federal Agricultural Mortgage, Cl C*                                    166,140              4,355
First Midwest Bancorp                                                    73,110              2,496
First Republic Bank (a)                                                 207,620              8,006
Glenborough Realty Trust (REIT)                                         104,470              2,335
Greater Bay Bancorp (a)                                                 161,370              4,720
Highwoods Properties (REIT) (a)                                          90,870              2,382
IBERIABANK                                                               18,900              1,112
Lexington Corporate Properties Trust (REIT)                             242,646   $          5,287
Markel* (a)                                                              13,540              3,898
National Commerce Financial                                             112,970              3,232
Newcastle Investment (REIT) (a)                                         102,830              3,465
Philadelphia Consolidated Holding*                                       39,770              2,307
Phoenix Companies (a)                                                   248,610              3,334
Platinum Underwriter Holdings                                           130,310              4,176
Protective Life                                                         124,710              4,670
PS Business Parks (REIT)                                                 77,340              3,585
Radian Group                                                            205,358              8,748
Redwood Trust (REIT) (a)                                                105,290              6,546
RLI (a)                                                                 122,950              4,746
Sky Financial Group                                                     252,910              6,563
Sterling Bancshares (a)                                                 376,210              5,038
Texas Capital Bancshares*                                               280,630              4,552
Umpqua Holdings (a)                                                     232,710              4,698
Windrose Medical Properties Trust (REIT)                                290,120              3,609
                                                                                  ----------------
                                                                                           150,129
                                                                                  ----------------
HEALTH CARE - 6.4%
Abgenix* (a)                                                             77,530              1,030
Cooper (a)                                                              106,560              5,754
Cytyc* (a)                                                              429,520              9,557
Province Healthcare* (a)                                                299,020              4,754
Renal Care* (a)                                                          99,370              4,547
Serologicals* (a)                                                       235,850              4,811
                                                                                  ----------------
                                                                                            30,453
                                                                                  ----------------
INDUSTRIALS - 17.1%
Alliant Techsystems* (a)                                                 92,075              5,009
American Woodmark                                                        48,850              3,247
Barnes Group                                                            107,610              3,001
C&D Technologies                                                        111,150              1,857
Dollar Thrifty Automotive* (a)                                          112,350              2,839
ESCO Technologies*                                                       59,260              2,733
ExpressJet Holdings* (a)                                                224,030              2,787
Genlyte Group*                                                           40,950              2,295
Integrated Alarm Services* (a)                                          386,700              3,678
Landstar*                                                               105,640              4,325
Mercury Computer Systems* (a)                                            80,740              2,059
Moog, Cl A*                                                             156,660              5,345
NCO Group* (a)                                                          255,330              5,967
Northwest Airlines* (a)                                                 246,950              2,497
Oshkosh Truck (a)                                                        65,050              3,623
Pacer International*                                                    130,350              2,873
Pentair (a)                                                              72,990              4,306
Quality Distribution*                                                   156,270              2,203
School Specialty* (a)                                                   260,750              9,275
Simpson Manufacturing                                                    54,500              2,668
Teletech Holdings*                                                      267,930              1,677
Terex* (a)                                                               41,980              1,552
Tredegar                                                                105,800              1,548
York International                                                      108,360              4,260
                                                                                  ----------------
                                                                                            81,624
                                                                                  ----------------
INFORMATION TECHNOLOGY - 9.5%
3Com*                                                                   386,530              2,729
Actel*                                                                  220,580              4,992
Advanced Digital Information*                                           204,930              2,332
Andrew* (a)                                                             194,583              3,405
BARRA (a)                                                               111,740              3,910

DESCRIPTION                                                    SHARES/PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
Carreker*                                                               202,668   $          1,605
CommScope* (a)                                                           92,740              1,544
Electronics for Imaging* (a)                                             45,310              1,113
Gateway* (a)                                                            456,060              2,408
Mykrolis*                                                               311,550              4,443
Nassda*                                                                 183,800              1,276
Open Text* (a)                                                           84,730              2,523
SERENA Software* (a)                                                     63,710              1,297
Skyworks Solutions*                                                      64,250                749
Synnex*                                                                 162,580              3,008
THQ* (a)                                                                216,070              4,371
Vastera* (a)                                                            358,100              1,389
Zilog                                                                   165,090              2,083
                                                                                  ----------------
                                                                                            45,177
                                                                                  ----------------
MATERIALS - 6.3%
Crown Holdings* (a)                                                     463,610              4,321
FMC* (a)                                                                 86,760              3,715
Georgia Gulf                                                            191,980              5,788
Gibraltar Steel                                                          92,120              2,264
GrafTech International* (a)                                             330,080              4,935
Headwaters*                                                             100,320              2,570
Louisiana Pacific (a)                                                   144,410              3,726
Metals USA*                                                              99,560              1,287
Quanex                                                                   32,620              1,386
                                                                                  ----------------
                                                                                            29,992
                                                                                  ----------------
TELECOMMUNICATION SERVICES - 0.5%
General Communication*                                                  271,070              2,467
                                                                                  ----------------
UTILITIES - 4.2%
AGL Resources                                                            67,250              1,952
Black Hills                                                             108,430              3,456
CLECO (a)                                                                79,250              1,508
CMS Energy* (a)                                                         272,780              2,441
New Jersey Resources                                                     61,120              2,310
NSTAR (a)                                                                73,090              3,707
PNM Resources (a)                                                        81,830              2,459
Westar Energy                                                           107,360              2,250
                                                                                  ----------------
                                                                                            20,083
                                                                                  ----------------
TOTAL COMMON STOCKS
   (Cost $336,130)                                                                         469,535
                                                                                  ----------------
AFFILIATED MONEY MARKET FUND - 0.5%
First American Prime Obligations
   Fund, Cl Z (b)                                                     2,440,457              2,440
                                                                                  ----------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $2,440)                                                                             2,440
                                                                                  ----------------
INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING - 39.1%
COMMERCIAL PAPER - 11.0%
Bluegrass
   1.160%, 11/18/04                                            $            749                749
   1.160%, 2/18/05                                                          749                749
CIBC NY
   1.110%, 9/09/04                                                        3,875              3,875
Concord Min Capital
   1.100%, 4/07/04                                                        4,223              4,223
   1.100%, 4/08/04                                                        1,378              1,378
   1.100%, 4/14/04                                                          599                599
Descartes Funding Trust
   1.150%, 11/15/04                                                       1,497              1,497
Emerald Trust
   1.063%, 5/06/04                                                        1,496              1,496

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
Ford Credit Floor Plan
   1.063%, 5/03/04                                             $          4,488   $          4,488
Goldman Sachs
   1.163%, 1/18/05                                                        1,498              1,498
Independent IV
   1.048%, 10/15/04                                                       1,947              1,947
Lakeside Funding
   1.142%, 4/08/04                                                        3,429              3,429
Leafs
   1.339%, 4/20/04                                                        2,067              2,067
Lehman Brothers
   1.133%, 7/23/04                                                        1,048              1,048
   1.123%, 8/23/04                                                          749                749
Moat Funding
   1.157%, 5/05/04                                                        2,992              2,992
Morgan Stanley
   1.054%, 6/11/04                                                        1,498              1,498
Mortgage Int Network
   1.062%, 4/27/04                                                        1,496              1,496
   1.042%, 5/11/04                                                        1,496              1,496
   1.063%, 6/07/04                                                        1,495              1,495
Norddeutsche Landesbank
   1.110%, 9/09/04                                                        1,490              1,490
Orchard Park
   1.180%, 7/06/04                                                        3,235              3,235
   1.200%, 10/06/04                                                       1,048              1,048
Park Granada
   1.083%, 4/07/04                                                        1,347              1,347
   1.063%, 4/13/04                                                          898                898
   1.063%, 4/13/04                                                        2,395              2,395
   1.063%, 5/06/04                                                          449                449
Sigma Finance
   1.157%, 5/04/04                                                        2,992              2,992
                                                                                  ----------------
TOTAL COMMERCIAL PAPER                                                                      52,623
                                                                                  ----------------
CORPORATE OBLIGATIONS - 8.6%
Allstate Life Global
   1.040%, 2/15/05                                                        2,995              2,995
Castle Hill III
   1.211%, 9/16/04                                                          898                898
Duke Funding VI
   1.180%, 4/08/05                                                        1,812              1,812
General Electric Capital Corporation
   1.139%, 4/08/05                                                        1,500              1,500
Jefferson Pilot
   1.062%, 2/17/05                                                        1,498              1,498
Metlife Global Funding
   1.137%, 3/28/05                                                        1,258              1,258
   0.991%, 4/15/05                                                        1,797              1,797
Merrill Lynch
   1.063%, 4/04/05                                                        2,995              2,995
Morgan Stanley
   1.137%, 3/24/05                                                        1,497              1,497
Northlake CDO
   1.205%, 3/07/05                                                          898                898
Premium Asset Trust
   1.254%, 6/01/04                                                        4,463              4,463
   1.037%, 12/22/04                                                       2,246              2,246
Residential Mortgage Securities
   1.102%, 9/11/04                                                        2,103              2,103
Sigma Finance
   1.143%, 8/09/04                                                        2,995              2,995

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                    SHARES/PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
SMM Trust 2003-H
   1.183%, 9/23/04                                             $          3,875   $          3,875
Societe Generale NYC
   1.148%, 12/08/04                                                       2,995              2,995
WestDeutsche LandesBank
   1.220%, 6/03/04                                                        2,396              2,396
   1.150%, 8/02/04                                                        2,995              2,995
                                                                                  ----------------
TOTAL CORPORATE OBLIGATIONS                                                                 41,216
                                                                                  ----------------
MONEY MARKET FUNDS - 0.5%
AIM Short Term Liquid Asset Portfolio                                   449,254                449
Merrill Lynch Premier Institutional Fund                              1,881,570              1,882
                                                                                  ----------------
TOTAL MONEY MARKET FUNDS                                                                     2,331
                                                                                  ----------------
OTHER SHORT-TERM INVESTMENTS - 2.2%
Commonwealth Life
   1.303%, 4/01/04                                             $          1,512              1,512
General Electric Capital Assurance
   1.200%, 1/19/05                                                          599                599
HBOS Treasury Services plc
   1.020%, 3/01/05                                                        1,645              1,645
Liquid Funding
   1.065%, 8/23/04                                                        1,497              1,497
   0.488%, 9/14/04                                                        1,498              1,498
Security Life Denver
   1.270%, 7/13/04                                                        3,894              3,894
                                                                                  ----------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                          10,645
                                                                                  ----------------
REPURCHASE AGREEMENTS - 16.7%
Bear Stearns
   1.200%, dated 3/31/04, matures 4/20/04,
   repurchase price $5,994,044 (collateralized by
   Various Securities: Total Market Value
   $6,252,326)                                                            5,990              5,990
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,737,167 (collateralized by
   U.S. Government Securities: Total Market Value
   $1,771,859)                                                            1,737              1,737
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,246,337 (collateralized by
   U.S. Government Securities: Total Market Value
   $2,291,306)                                                            2,246              2,246
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $8,236,569 (collateralized by
   U.S. Government Securities: Total Market Value
   $8,401,131)                                                            8,236              8,236
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,048,294 (collateralized by
   Collateralized Mortgage Obligations: Total Market
   Value $1,100,713)                                                      1,048              1,048
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,096,589 (collateralized by
   Collateralized Mortgage Obligations: Total
   Market Value $2,201,387)                                               2,097              2,097
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,396,102 (collateralized by
   Collateralized Mortgage Obligations: Total Market
   Value $2,515,906)                                                      2,396              2,396

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
Deutsche Bank
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,995,115 (collateralized by
   U.S. Government Securities: Total Market Value
   $3,054,926)                                                 $          2,995   $          2,995
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $599,023 (collateralized by
   U.S. Government Securities: Total Market Value
   $610,985)                                                                599                599
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,294,627 (collateralized by
   U.S. Government Securities: Total Market Value
   $3,360,418)                                                            3,295              3,295
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $898,538 (collateralized by
   Corporate Securities: Total Market Value
   $926,297)                                                                899                899
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,096,588 (collateralized by
   Corporate Securities: Total Market Value
   $2,161,359)                                                            2,097              2,097
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,995,126 (collateralized by
   Corporate Securities: Total Market Value
   $3,087,685)                                                            2,995              2,995
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $8,536,109 (collateralized by
   Corporate Securities: Total Market Value
   $8,799,819)                                                            8,536              8,536
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,497,566 (collateralized by
   Corporate Securities: Total Market Value
   $1,528,081)                                                            1,498              1,498
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,497,566 (collateralized by
   Corporate Securities: Total Market Value
   $1,543,829)                                                            1,497              1,497
J P Morgan
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,557,460 (collateralized by
   U.S. Government Securities: Total Market Value
   $1,588,658)                                                            1,557              1,557
Lehman Brothers
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $7,487,788 (collateralized by
   Various Securities: Total Market Value
   $7,637,438)                                                            7,488              7,488
Lehman Brothers
   1.200%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,048,294 (collateralized by
   Corporate Securities: Total Market Value
   $1,202,288)                                                            1,048              1,048
Lehman Brothers
   1.243%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,990,257 (collateralized by
   Various Securities: Total Market Value
   $6,109,851)                                                            5,990              5,990

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,347,802 (collateralized by
   U.S. Government Securities: Total Market Value
   $1,374,716)                                                 $          1,348   $          1,348
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,396,093 (collateralized by
   U.S. Government Securities: Total Market Value
   $2,453,518)                                                            2,395              2,395
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,695,604 (collateralized by
   U.S. Government Securities: Total Market Value
   $2,762,151)                                                            2,696              2,696
Morgan Stanley
   1.133%, dated 3/31/04, matures 4/1/04,
   repurchase price $9,314,821 (collateralized by
   Collateralized Mortgage Obligations &
   Asset-Backed Securities: Total Market
   Value $9,816,538)                                                      9,314              9,314
                                                                                  ----------------
TOTAL REPURCHASE AGREEMENTS                                                                 79,997
                                                                                  ----------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $186,812)                                                                         186,812
                                                                                  ----------------
TOTAL INVESTMENTS - 137.9%
   (Cost $525,382)                                                                         658,787
                                                                                  ----------------
OTHER ASSETS AND LIABILITIES, NET - (37.9)%                                               (181,146)
                                                                                  ----------------
TOTAL NET ASSETS - 100.0%                                                         $        477,641
                                                                                  ----------------

* Non-income producing security

(a) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a market value of $178,973,377 at March 31, 2004. See note 2 in Notes to Financial Statements.

(b) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this Fund. See note 3 in Notes to Financial Statements.

Cl - Class

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2004 (unaudited), in thousands, except per share data

                                                                               SMALL CAP GROWTH      SMALL CAP    SMALL CAP
                                                                             OPPORTUNITIES FUND    SELECT FUND   VALUE FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+                           $          641,032   $  1,616,058   $  656,347
Investments in affiliated money market fund, at value**                                  23,140         41,379        2,440
Cash                                                                                      8,418          4,413        6,114
Receivable for dividends and interest                                                       118            194          472
Receivable for investment securities sold                                                 3,947         27,284        1,547
Receivable for capital shares sold                                                        1,052          1,222          592
Prepaid expenses and other assets                                                            54             46           22
---------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                            677,761      1,690,596      667,534
===========================================================================================================================
LIABILITIES:
Payable for capital shares redeemed                                                       2,756          2,785        1,214
Payable upon return of securities loaned                                                166,794        526,429      186,812
Payable for investment securities purchased                                                  --         19,035        1,428
Payable for advisory, co-administration, and custodian fees                                 796            983          409
Payable for distribution and shareholder servicing fees                                      40             47           25
Accrued expenses and other liabilities                                                       --              9            5
---------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                       170,386        549,288      189,893
===========================================================================================================================
NET ASSETS                                                                   $          507,375   $  1,141,308   $  477,641
===========================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                            $          350,676   $    857,889   $  291,629
Undistributed (distributions in excess of) net investment income                         (4,254)        (3,779)         241
Accumulated net realized gain on investments                                             64,924        107,734       52,366
Net unrealized appreciation of investments                                               96,029        179,464      133,405
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                   $          507,375   $  1,141,308   $  477,641
===========================================================================================================================
  *   Investments in unaffiliated securities, at cost                        $          545,003   $  1,436,594   $  522,942
 **   Investments in affiliated money market fund, at cost                   $           23,140   $     41,379   $    2,440
  +   Including securities loaned, at value                                  $          157,650   $    500,258   $  178,973

CLASS A:
Net assets                                                                   $          127,191   $    102,059   $   46,855
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                 4,877          6,172        2,810
Net asset value and redemption price per share                               $            26.08   $      16.54   $    16.67
Maximum offering price per share (1)                                         $            27.60   $      17.50   $    17.64

CLASS B:
Net assets                                                                   $           10,236   $     14,069   $   12,076
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                   411            929          764
Net asset value, offering price, and redemption price per share (2)          $            24.90   $      15.15   $    15.82

CLASS C:
Net assets                                                                   $            4,243   $     14,418   $    5,090
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                   166            888          318
Net asset value, offering price, and redemption price per share (2)          $            25.62   $      16.24   $    15.99

CLASS S:
Net assets                                                                   $              551   $      8,524   $    2,139
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                    21            517          128
Net asset value, offering price, and redemption price per share              $            26.10   $      16.50   $    16.67

CLASS Y:
Net assets                                                                   $          365,154   $  1,002,238   $  411,481
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                13,517         58,526       24,382
Net asset value, offering price, and redemption price per share              $            27.02   $      17.13   $    16.88

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
(2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the six months ended March 31, 2004 (unaudited), in thousands

                                                                                     SMALL CAP GROWTH      SMALL CAP    SMALL CAP
                                                                                   OPPORTUNITIES FUND    SELECT FUND   VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from affiliated money market fund                                         $              135   $        126   $       38
Dividends                                                                                         328          1,931        3,934
Less: Foreign taxes withheld                                                                       --            (11)          (1)
Securities lending                                                                                 78            197           57
Other income                                                                                      165            103            2
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                           706          2,346        4,030
=================================================================================================================================
EXPENSES:
Investment advisory fees                                                                        3,957          4,276        1,774
Co-administration fees and expenses (including per account transfer agency fees)                  737          1,639          680
Custodian fees                                                                                     28             61           25
Directors' fees                                                                                     4             10            4
Registration fees                                                                                  18             20           15
Professional fees                                                                                   8             21            9
Printing                                                                                            5             13            5
Other                                                                                               7             20            9
Distribution and shareholder servicing fees - Class A                                             144            110           52
Distribution and shareholder servicing fees - Class B                                              45             67           64
Distribution and shareholder servicing fees - Class C                                              15             65           25
Shareholder servicing fees - Class S                                                                5             17            2
---------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                                  4,973          6,319        2,664
=================================================================================================================================
Less: Fee waivers                                                                                 (16)          (196)         (37)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                              4,957          6,123        2,627
=================================================================================================================================
INVESTMENT INCOME (LOSS) - NET                                                                 (4,251)        (3,777)       1,403
=================================================================================================================================
REALIZED AND UNREALIZED GAIN ON INVESTMENTS - NET:
Net realized gain on investments                                                               79,480        215,811       64,692
Net change in unrealized appreciation or depreciation of investments                           15,875         27,662       32,302
---------------------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                        95,355        243,473       96,994
=================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $           91,104   $    239,696   $   98,397
=================================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS IN THOUSANDS

                                                                           SMALL CAP GROWTH                       SMALL CAP
                                                                         OPPORTUNITIES FUND                     SELECT FUND
---------------------------------------------------------------------------------------------------------------------------
                                                                    10/1/03         10/1/02         10/1/03         10/1/02
                                                                         TO              TO              TO              TO
                                                                    3/31/04         9/30/03         3/31/04         9/30/03
---------------------------------------------------------------------------------------------------------------------------
                                                                (UNAUDITED)                     (UNAUDITED)
OPERATIONS:
Investment income (loss) - net                                 $     (4,251)   $     (4,607)   $     (3,777)   $     (4,341)
Net realized gain on investments                                     79,480          10,572         215,811          67,050
Net change in unrealized appreciation or depreciation of
  investments                                                        15,875         139,419          27,662         220,321
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 91,104         145,384         239,696         283,030
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                                --              --              --              --
  Class S                                                                --              --              --              --
  Class Y                                                                --              --              --              --
Net realized gain on investments:
  Class A                                                              (611)             --          (5,360)             --
  Class B                                                               (47)             --            (900)             --
  Class C                                                               (12)             --            (821)             --
  Class S                                                               (23)             --            (862)             --
  Class Y                                                            (2,392)             --         (70,619)             --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                  (3,085)             --         (78,562)             --
===========================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
  Proceeds from sales                                                58,360          55,667          22,814          16,194
  Reinvestment of distributions                                         577              --           5,191              --
  Payments for redemptions                                          (31,100)        (44,245)        (10,422)        (15,339)
  Shares issued in connection with the acquisition of
    Fund net assets                                                      --              --              --          20,525
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions          27,837          11,422          17,583          21,380
---------------------------------------------------------------------------------------------------------------------------
Class B:
  Proceeds from sales                                                 3,751           1,532           1,285           1,801
  Reinvestment of distributions                                          45              --             873              --
  Payments for redemptions                                           (1,281)           (959)         (1,221)         (1,370)
  Shares issued in connection with the acquisition of
    Fund net assets                                                      --              --              --           3,570
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions           2,515             573             937           4,001
---------------------------------------------------------------------------------------------------------------------------
Class C:
  Proceeds from sales                                                 2,861           1,218           2,638           3,292
  Reinvestment of distributions                                          11              --             817              --
  Payments for redemptions                                             (514)           (195)         (1,762)         (1,945)
  Shares issued in connection with the acquisition of
    Fund net assets                                                      --              --              --           3,933
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions           2,358           1,023           1,693           5,280
---------------------------------------------------------------------------------------------------------------------------
Class S:
  Proceeds from sales                                                   813           1,143           2,765           5,478
  Reinvestment of distributions                                          23              --             808              --
  Payments for redemptions                                           (4,680)           (797)         (8,392)         (4,898)
  Shares issued in connection with the acquisition of
    Common Trust Fund net assets                                         --              --              --             494
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions          (3,844)            346          (4,819)          1,074
---------------------------------------------------------------------------------------------------------------------------
Class Y:
  Proceeds from sales                                                81,794         126,507          82,387         240,050
  Reinvestment of distributions                                       1,934              --          57,505              --
  Payments for redemptions                                         (169,290)        (68,542)       (306,999)       (186,907)
  Shares issued in connection with the acquisition of
    Fund net assets                                                      --              --              --         182,343
  Shares issued in connection with the acquisition of
    Common Trust Fund net assets                                         --              --              --         129,674
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions         (85,562)         57,965        (167,107)        365,160
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                      (56,696)         71,329        (151,713)        396,895
---------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              31,323         216,713           9,421         679,925
NET ASSETS AT BEGINNING OF PERIOD                                   476,052         259,339       1,131,887         451,962
===========================================================================================================================
NET ASSETS AT END OF PERIOD                                    $    507,375    $    476,052    $  1,141,308    $  1,131,887
===========================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
  INVESTMENT INCOME AT END OF PERIOD                           $     (4,254)   $         (3)   $     (3,779)   $         (2)
===========================================================================================================================

                                                                                  SMALL CAP
                                                                                 VALUE FUND
-------------------------------------------------------------------------------------------
                                                                    10/1/03         10/1/02
                                                                         TO              TO
                                                                    3/31/04         9/30/03
-------------------------------------------------------------------------------------------
                                                                (UNAUDITED)
OPERATIONS:
Investment income (loss) - net                                 $      1,403    $        958
Net realized gain on investments                                     64,692          10,221
Net change in unrealized appreciation or depreciation of
  investments                                                        32,302          94,923
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 98,397         106,102
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
  Class A                                                               (73)             (8)
  Class S                                                                (3)             --
  Class Y                                                            (1,230)           (615)
Net realized gain on investments:
  Class A                                                            (1,428)             --
  Class B                                                              (487)             --
  Class C                                                              (183)             --
  Class S                                                               (54)             --
  Class Y                                                           (16,522)             --
-------------------------------------------------------------------------------------------
Total distributions                                                 (19,980)           (623)
===========================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
  Proceeds from sales                                                11,805           6,374
  Reinvestment of distributions                                       1,467               8
  Payments for redemptions                                           (4,924)         (8,061)
  Shares issued in connection with the acquisition of
    Fund net assets                                                      --              --
-------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions           8,348          (1,679)
-------------------------------------------------------------------------------------------
Class B:
  Proceeds from sales                                                   580             917
  Reinvestment of distributions                                         481              --
  Payments for redemptions                                           (3,526)         (3,127)
  Shares issued in connection with the acquisition of
    Fund net assets                                                      --              --
-------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions          (2,465)         (2,210)
-------------------------------------------------------------------------------------------
Class C:
  Proceeds from sales                                                   680             839
  Reinvestment of distributions                                         183              --
  Payments for redemptions                                             (865)         (2,299)
  Shares issued in connection with the acquisition of
    Fund net assets                                                      --              --
-------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions              (2)         (1,460)
-------------------------------------------------------------------------------------------
Class S:
  Proceeds from sales                                                 1,004             776
  Reinvestment of distributions                                          52              --
  Payments for redemptions                                             (535)           (127)
  Shares issued in connection with the acquisition of
    Common Trust Fund net assets                                         --              --
-------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions             521             649
-------------------------------------------------------------------------------------------
Class Y:
  Proceeds from sales                                                32,325          61,916
  Reinvestment of distributions                                      15,382             486
  Payments for redemptions                                         (134,412)        (96,256)
  Shares issued in connection with the acquisition of
    Fund net assets                                                      --              --
  Shares issued in connection with the acquisition of
    Common Trust Fund net assets                                         --              --
-------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions         (86,705)        (33,854)
-------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                      (80,303)        (38,554)
-------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (1,886)         66,925
NET ASSETS AT BEGINNING OF PERIOD                                   479,527         412,602
===========================================================================================
NET ASSETS AT END OF PERIOD                                    $    477,641    $    479,527
===========================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
  INVESTMENT INCOME AT END OF PERIOD                           $        241    $        144
===========================================================================================

(1) See Note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                         REALIZED AND
                                NET ASSET                  UNREALIZED      DIVIDENDS                  DISTRIBUTIONS     NET ASSET
                                    VALUE           NET         GAINS       FROM NET   DISTRIBUTIONS           FROM         VALUE
                                BEGINNING    INVESTMENT   (LOSSES) ON     INVESTMENT        FROM NET      RETURN OF        END OF
                                OF PERIOD        (LOSS)   INVESTMENTS         INCOME  REALIZED GAINS        CAPITAL        PERIOD
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH OPPORTUNITIES
  FUND (1)
Class A
  2004 (2) (3)                 $    21.95  $      (0.21) $       4.47   $         --  $        (0.13) $          --  $      26.08
  2003 (2)                          13.86         (0.28)         8.37             --              --             --         21.95
  2002                              16.89         (0.26)        (2.74)            --              --          (0.03)        13.86
  2001 (2) (4)                      31.26         (0.17)        (5.20)            --           (9.00)            --         16.89
  2000 (2) (5)                      21.80         (0.40)        15.99             --           (6.13)            --         31.26
  1999 (5)                          12.38         (0.26)         9.71             --           (0.03)            --         21.80
Class B
  2004 (2) (3)                 $    21.05  $      (0.29) $       4.27   $         --  $        (0.13) $          --  $      24.90
  2003 (2)                          13.39         (0.40)         8.06             --              --             --         21.05
  2002                              16.44         (0.39)        (2.63)            --              --          (0.03)        13.39
  2001 (2) (4)                      30.84         (0.31)        (5.09)            --           (9.00)            --         16.44
  2000 (2) (5)                      21.69         (0.61)        15.89             --           (6.13)            --         30.84
  1999 (2) (5) (6)                  13.74         (0.30)         8.25             --              --             --         21.69
Class C
  2004 (2) (3)                 $    21.65  $      (0.30) $       4.40   $         --  $        (0.13) $          --  $      25.62
  2003 (2)                          13.77         (0.43)         8.31             --              --             --         21.65
  2002                              16.90         (0.19)        (2.91)            --              --          (0.03)        13.77
  2001 (2) (7)                      16.34            --          0.56             --              --             --         16.90
Class S
  2004 (2) (3)                 $    21.95  $      (0.21) $       4.49   $         --  $        (0.13) $          --  $      26.10
  2003 (2)                          13.86         (0.28)         8.37             --              --             --         21.95
  2002                              16.89         (0.26)        (2.74)            --              --          (0.03)        13.86
  2001 (2) (8)                      20.01         (0.19)        (2.93)            --              --             --         16.89
Class Y
  2004 (2) (3)                 $    22.70  $      (0.19) $       4.64   $         --  $        (0.13) $          --  $      27.02
  2003 (2)                          14.30         (0.25)         8.65             --              --             --         22.70
  2002                              17.38         (0.25)        (2.80)            --              --          (0.03)        14.30
  2001 (2) (4)                      31.83         (0.12)        (5.33)            --           (9.00)            --         17.38
  2000 (5)                          22.06         (0.31)        16.21             --           (6.13)            --         31.83
  1999 (5)                          12.49         (0.19)         9.79             --           (0.03)            --         22.06

(1) The financial highlights for the Small Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar Micro Cap Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Micro Cap Fund were exchanged for Class A shares of the First American Small Cap Growth Opportunities Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.
(2) Per share data calculated using average shares outstanding method.
(3) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
(4) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) For the fiscal period ended October 31.
(6) Class of shares have been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(7) Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(8) Class of shares have been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(9) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                          RATIO OF       RATIO OF NET
                                                                        RATIO OF NET   EXPENSES TO         INVESTMENT
                                                             RATIO OF     INVESTMENT       AVERAGE      INCOME (LOSS)
                                             NET ASSETS   EXPENSES TO  INCOME (LOSS)    NET ASSETS     TO AVERAGE NET   PORTFOLIO
                                    TOTAL        END OF       AVERAGE     TO AVERAGE    (EXCLUDING  ASSETS (EXCLUDING    TURNOVER
                               RETURN (9)  PERIOD (000)    NET ASSETS     NET ASSETS      WAIVERS)           WAIVERS)        RATE
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH OPPORTUNITIES
  FUND (1)
Class A
  2004 (2) (3)                      19.49% $    127,191          1.93%         (1.67)%        1.94%             (1.68)%        66%
  2003 (2)                          58.37        81,999          1.93          (1.63)         1.97              (1.67)        137
  2002                             (17.84)       44,834          1.93          (1.53)         1.97              (1.57)        123
  2001 (2) (4)                     (21.51)       45,233          1.93          (0.91)         1.99              (0.97)        125
  2000 (2) (5)                      87.43        43,031          1.96          (1.31)         1.96              (1.31)        179
  1999 (5)                          76.54        21,988          2.01          (1.43)         2.02              (1.44)        200
Class B
  2004 (2) (3)                      18.99% $     10,236          2.68%         (2.41)%        2.69%             (2.42)%        66%
  2003 (2)                          57.21         6,441          2.68          (2.38)         2.72              (2.42)        137
  2002                             (18.45)        3,779          2.68          (2.28)         2.72              (2.32)        123
  2001 (2) (4)                     (22.07)        3,165          2.68          (1.68)         2.74              (1.74)        125
  2000 (2) (5)                      86.13         2,136          2.71          (2.06)         2.71              (2.06)        179
  1999 (2) (5) (6)                  57.86           140          2.78          (2.36)         2.78              (2.36)        200
Class C
  2004 (2) (3)                      19.02% $      4,243          2.68%         (2.39)%        2.69%             (2.40)%        66%
  2003 (2)                          57.23         1,529          2.68          (2.38)         2.72              (2.42)        137
  2002                             (18.42)          260          2.68          (2.31)         2.72              (2.35)        123
  2001 (2) (7)                       3.43             1          1.63          (0.41)         1.76              (0.54)        125
Class S
  2004 (2) (3)                      19.58% $        551          1.93%         (1.67)%        1.94%             (1.68)%        66%
  2003 (2)                          58.37         3,694          1.93          (1.62)         1.97              (1.66)        137%
  2002                             (17.84)        2,027          1.93          (1.53)         1.97              (1.57)        123
  2001 (2) (8)                     (15.59)        2,014          1.94          (1.06)         2.00              (1.12)        125
Class Y
  2004 (2) (3)                      19.69% $    365,154          1.68%         (1.43)%        1.69%             (1.44)%        66%
  2003 (2)                          58.74       382,389          1.68          (1.38)         1.72              (1.42)        137
  2002                             (17.62)      208,439          1.68          (1.28)         1.72              (1.32)        123
  2001 (2) (4)                     (21.35)      266,115          1.68          (0.64)         1.74              (0.70)        125
  2000 (5)                          87.90       322,981          1.71          (1.06)         1.71              (1.06)        179
  1999 (5)                          77.06       150,898          1.76          (1.18)         1.77              (1.19)        200

                                                             REALIZED AND
                                 NET ASSET                     UNREALIZED      DIVIDENDS                       NET ASSET
                                     VALUE            NET           GAINS       FROM NET   DISTRIBUTIONS           VALUE
                                 BEGINNING     INVESTMENT     (LOSSES) ON     INVESTMENT        FROM NET          END OF
                                 OF PERIOD  INCOME (LOSS)     INVESTMENTS         INCOME  REALIZED GAINS          PERIOD
------------------------------------------------------------------------------------------------------------------------
SMALL CAP SELECT FUND (1)
Class A
  2004 (2) (3)               $       14.52  $       (0.07)  $        3.14  $          --  $        (1.05)  $       16.54
  2003 (2)                           10.68          (0.09)           3.93             --              --           14.52
  2002 (2)                           11.97          (0.10)          (0.30)            --           (0.89)          10.68
  2001 (2) (4)                       17.60          (0.03)          (1.89)            --           (3.71)          11.97
  2000 (2) (5)                       13.84          (0.10)           4.13          (0.01)          (0.26)          17.60
  1999 (2) (6)                       11.86          (0.07)           2.10             --           (0.05)          13.84
Class B
  2004 (2) (3)               $       13.42  $       (0.12)  $        2.90  $          --  $        (1.05)  $       15.15
  2003 (2)                            9.95          (0.17)           3.64             --              --           13.42
  2002 (2)                           11.28          (0.19)          (0.25)            --           (0.89)           9.95
  2001 (2) (4)                       16.90          (0.12)          (1.79)            --           (3.71)          11.28
  2000 (2) (5)                       13.38          (0.13)           3.92             --           (0.27)          16.90
  1999 (2) (6)                       11.53          (0.16)           2.06             --           (0.05)          13.38
Class C (2)
  2004 (3)                   $       14.32  $       (0.12)  $        3.09  $          --  $        (1.05)  $       16.24
  2003                               10.62          (0.18)           3.88             --              --           14.32
  2002                               11.97          (0.20)          (0.26)            --           (0.89)          10.62
  2001 (7)                           11.72             --            0.25             --              --           11.97
Class S
  2004 (2) (3)               $       14.49  $       (0.07)  $        3.13  $          --  $        (1.05)  $       16.50
  2003 (2)                           10.66          (0.09)           3.92             --              --           14.49
  2002 (2)                           11.94          (0.10)          (0.29)            --           (0.89)          10.66
  2001 (2) (4)                       17.55          (0.01)          (1.89)            --           (3.71)          11.94
  2000 (2) (5)                       13.80          (0.01)           4.03          (0.01)          (0.26)          17.55
  1999 (2) (6)                       11.82          (0.07)           2.10             --           (0.05)          13.80
Class Y
  2004 (2) (3)               $       14.98  $       (0.05)  $        3.25  $          --  $        (1.05)  $       17.13
  2003 (2)                           11.00          (0.06)           4.04             --              --           14.98
  2002 (2)                           12.26          (0.07)          (0.30)            --           (0.89)          11.00
  2001 (2) (4)                       17.92             --           (1.95)            --           (3.71)          12.26
  2000 (2) (5)                       14.07           0.05            4.10          (0.03)          (0.27)          17.92
  1999 (2) (6)                       12.02          (0.03)           2.13             --           (0.05)          14.07

(1) The financial highlights for the Small Cap Select Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Select Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Fund were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and
    (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.
(2) Per share data calculated using average shares outstanding method.
(3) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
(4) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) For the period December 1, 1999 to October 31, 2000. Effective in 2000, the Fund's fiscal year end was changed from November 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.
(6) For the fiscal year ended November 30.
(7) Class of shares have been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(8) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                           RATIO OF       RATIO OF NET
                                                                        RATIO OF NET    EXPENSES TO         INVESTMENT
                                                            RATIO OF      INVESTMENT        AVERAGE      INCOME (LOSS)
                                           NET ASSETS    EXPENSES TO   INCOME (LOSS)     NET ASSETS     TO AVERAGE NET   PORTFOLIO
                                 TOTAL         END OF        AVERAGE      TO AVERAGE     (EXCLUDING  ASSETS (EXCLUDING    TURNOVER
                            RETURN (8)   PERIOD (000)     NET ASSETS      NET ASSETS       WAIVERS)           WAIVERS)        RATE
----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP SELECT FUND (1)
Class A
  2004 (2) (3)                   21.99% $     102,059           1.21%          (0.83)%         1.24%             (0.86)%        72%
  2003 (2)                       35.96         73,445           1.21           (0.73)          1.25              (0.77)        145
  2002 (2)                       (4.56)        33,586           1.21           (0.81)          1.25              (0.85)        171
  2001 (2) (4)                  (12.63)        17,351           1.19           (0.24)          1.22              (0.27)        204
  2000 (2) (5)                   29.65          9,538           1.28           (0.01)          1.39              (0.12)         91
  1999 (2) (6)                   17.21          8,885           1.26           (0.57)          1.36              (0.67)         72
Class B
  2004 (2) (3)                   21.62% $      14,069           1.96%          (1.57)%         1.99%             (1.60)%        72%
  2003 (2)                       34.88         11,541           1.96           (1.48)          2.00              (1.52)        145
  2002 (2)                       (5.23)         4,613           1.96           (1.56)          2.00              (1.60)        171
  2001 (2) (4)                  (13.21)         1,979           1.93           (0.99)          1.97              (1.03)        204
  2000 (2) (5)                   28.81          1,331           1.98           (0.71)          2.09              (0.82)         91
  1999 (2) (6)                   16.57          1,094           1.96           (1.27)          2.06              (1.37)         72
Class C (2)
  2004 (3)                       21.58% $      14,418           1.96%          (1.57)%         1.99%             (1.60)%        72%
  2003                           34.84         11,128           1.96           (1.47)          2.00              (1.51)        145
  2002                           (5.09)         3,096           1.96           (1.61)          2.02              (1.67)        171
  2001 (7)                        2.13             --             --              --             --                 --         204
Class S
  2004 (2) (3)                   21.96% $       8,524           1.21%          (0.83)%         1.24%             (0.86)%        72%
  2003 (2)                       35.93         11,627           1.21           (0.75)          1.25              (0.79)        145
  2002 (2)                       (4.48)         7,640           1.21           (0.80)          1.25              (0.84)        171
  2001 (2) (4)                  (12.52)         3,721           1.07           (0.05)          1.14              (0.12)        204
  2000 (2) (5)                   29.67          4,442           1.28           (0.01)          1.39              (0.12)         91
  1999 (2) (6)                   17.27          2,448           1.26           (0.59)          1.36              (0.69)         72
Class Y
  2004 (2) (3)                   22.19% $   1,002,238           0.96%          (0.58)%         0.99%             (0.61)%        72%
  2003 (2)                       36.18      1,024,146           0.96           (0.48)          1.00              (0.52)        145
  2002 (2)                       (4.19)       403,027           0.96           (0.55)          1.00              (0.59)        171
  2001 (2) (4)                  (12.49)       291,706           0.93            0.01           0.96              (0.02)        204
  2000 (2) (5)                   30.01        134,617           0.98            0.29           1.39              (0.12)         91
  1999 (2) (6)                   17.57        111,643           0.96           (0.26)          1.36              (0.66)         72

                                                               REALIZED AND
                                  NET ASSET                      UNREALIZED       DIVIDENDS                         NET ASSET
                                      VALUE             NET           GAINS        FROM NET    DISTRIBUTIONS            VALUE
                                  BEGINNING      INVESTMENT     (LOSSES) ON      INVESTMENT         FROM NET           END OF
                                  OF PERIOD   INCOME (LOSS)     INVESTMENTS          INCOME   REALIZED GAINS           PERIOD
-----------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
Class A
  2004 (1) (2)               $        14.28  $         0.03  $         2.95  $        (0.03)  $        (0.56)  $        16.67
  2003 (1)                            11.26              --            3.02              --               --            14.28
  2002 (1)                            13.40           (0.02)          (0.13)             --            (1.99)           11.26
  2001 (1)                            17.09            0.02           (0.97)          (0.05)           (2.69)           13.40
  2000                                13.94           (0.01)           3.23              --            (0.07)           17.09
  1999                                13.58            0.01            1.47           (0.01)           (1.11)           13.94
Class B
  2004 (1) (2)               $        13.60  $        (0.03) $         2.81     $        --   $        (0.56)  $        15.82
  2003 (1)                            10.80           (0.08)           2.88              --               --            13.60
  2002 (1)                            13.01           (0.11)          (0.11)             --            (1.99)           10.80
  2001 (1)                            16.76           (0.09)          (0.97)             --            (2.69)           13.01
  2000                                13.77           (0.09)           3.15              --            (0.07)           16.76
  1999                                13.53            0.02            1.33              --            (1.11)           13.77
Class C
  2004 (1) (2)               $        13.74  $        (0.03) $         2.84     $        --   $        (0.56)  $        15.99
  2003 (1)                            10.91           (0.09)           2.92              --               --            13.74
  2002 (1)                            13.13           (0.11)          (0.12)             --            (1.99)           10.91
  2001 (1)                            16.88           (0.10)          (0.95)          (0.01)           (2.69)           13.13
  2000                                13.87           (0.06)           3.14              --            (0.07)           16.88
  1999 (3)                            13.48            0.01            0.38              --               --            13.87
Class S (1)
  2004 (2)                   $        14.27  $         0.02  $         2.97  $        (0.03)  $        (0.56)  $        16.67
  2003                                11.26            0.01            3.01           (0.01)              --            14.27
  2002                                13.40           (0.01)          (0.14)             --            (1.99)           11.26
  2001 (4)                            12.84              --            0.56              --               --            13.40
Class Y
  2004 (1) (2)               $        14.44  $         0.05  $         3.00  $        (0.05)  $        (0.56)  $        16.88
  2003 (1)                            11.38            0.03            3.05           (0.02)              --            14.44
  2002 (1)                            13.48            0.02           (0.12)          (0.01)           (1.99)           11.38
  2001 (1)                            17.19            0.06           (1.00)          (0.08)           (2.69)           13.48
  2000                                13.98            0.02            3.26              --            (0.07)           17.19
  1999                                13.60            0.01            1.50           (0.02)           (1.11)           13.98

(1) Per share data calculated using average shares outstanding method.
(2) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
(3) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(4) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(5) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                          RATIO OF       RATIO OF NET
                                                                      RATIO OF NET     EXPENSES TO         INVESTMENT
                                                          RATIO OF      INVESTMENT         AVERAGE      INCOME (LOSS)
                                          NET ASSETS   EXPENSES TO   INCOME (LOSS)      NET ASSETS     TO AVERAGE NET   PORTFOLIO
                               TOTAL          END OF       AVERAGE      TO AVERAGE      (EXCLUDING  ASSETS (EXCLUDING    TURNOVER
                          RETURN (5)    PERIOD (000)    NET ASSETS      NET ASSETS        WAIVERS)           WAIVERS)        RATE
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
Class A
  2004 (1) (2)                 21.41% $       46,855          1.23%           0.33%           1.24%              0.32%         18%
  2003 (1)                     26.86          32,416          1.23            0.02            1.25                 --          49
  2002 (1)                     (2.19)         27,205          1.23           (0.12)           1.26              (0.15)         37
  2001 (1)                     (6.36)         34,292          1.15            0.11            1.15               0.11          53
  2000                         23.19          35,858          1.14           (0.13)           1.16              (0.15)         73
  1999                         11.12          11,567          1.14           (0.17)           1.14              (0.17)         44
Class B
  2004 (1) (2)                 21.00% $       12,076          1.98%          (0.39)%          1.99%             (0.40)%        18%
  2003 (1)                     25.93          12,560          1.98           (0.73)           2.00              (0.75)         49
  2002 (1)                     (2.91)         12,008          1.98           (0.87)          (2.01)             (0.90)         37
  2001 (1)                     (7.24)         12,392          1.90           (0.64)           1.90              (0.64)         53
  2000                         22.31          13,646          1.88           (0.89)           1.90              (0.91)         73
  1999                         10.16           1,005          1.89           (0.93)           1.89              (0.93)         44
Class C
  2004 (1) (2)                 21.00% $        5,090          1.98%          (0.40)%          1.99%             (0.41)%        18%
  2003 (1)                     25.94           4,354          1.98           (0.74)           2.00              (0.76)         49
  2002 (1)                     (2.96)          4,873          1.98           (0.87)           2.01              (0.90)         37
  2001 (1)                     (7.08)          4,547          1.90           (0.65)           1.90              (0.65)         53
  2000                         22.29           1,099          1.88           (0.84)           1.91              (0.87)         73
  1999 (3)                      2.89             116          1.89           (1.04)           1.89              (1.04)         44
Class S (1)
  2004 (2)                     21.49% $        2,139          1.23%           0.29%           1.24%              0.28%         18%
  2003                         26.79           1,351          1.23            0.04            1.25               0.02          49
  2002                         (2.19)            424          1.24           (0.11)           1.27              (0.14)         37
  2001 (4)                      4.36              --            --              --              --                 --          53
Class Y
  2004 (1) (2)                 21.64% $      411,481          0.98%           0.61%           0.99%              0.60%         18%
  2003 (1)                     27.10         428,846          0.98            0.27            1.00               0.25          49
  2002 (1)                     (1.83)        368,092          0.98            0.13            1.01               0.10          37
  2001 (1)                     (6.25)        434,097          0.90            0.37            0.90               0.37          53
  2000                         23.56         431,906          0.89            0.11            0.91               0.09          73
  1999                         11.36         319,752          0.89            0.08            0.89               0.08          44

SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)

MID CAP GROWTH OPPORTUNITIES FUND

DESCRIPTION                                                              SHARES        VALUE (000)
--------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 25.9%
Abercrombie & Fitch (a)                                                 286,310   $          9,689
Best Buy                                                                139,060              7,192
CarMax* (a)                                                             221,310              6,462
Cheesecake Factory* (a)                                                 164,970              7,610
Claire's Stores                                                         405,220              8,445
Cox Radio*                                                              208,130              4,433
Dicks Sporting Goods* (a)                                                65,280              3,795
Dollar Tree Stores* (a)                                                 202,170              6,245
Echostar Communications, Cl A* (a)                                      220,990              7,237
Entercom Communications* (a)                                            483,750             21,899
Family Dollar Stores                                                    450,550             16,197
Gaylord Entertainment* (a)                                              139,750              4,318
Harrah's Entertainment                                                  217,950             11,963
International Game Technology                                           608,370             27,352
Lin TV, Cl A* (a)                                                       602,730             14,351
Marvel Enterprises* (a)                                               1,317,255             25,278
Mattel (a)                                                              893,360             16,474
Michaels Stores (a)                                                     344,460             16,748
Multimedia Games* (a)                                                   349,220              8,640
P. F. Chang's China Bistro* (a)                                         272,910             13,730
Pep Boys - Manny Moe & Jack (a)                                         287,970              7,991
Radio One* (a)                                                          306,928              5,678
Reebok International (a)                                                441,370             18,251
Ross Stores (a)                                                         361,900             11,078
Staples                                                               1,235,630             31,373
Station Casinos (a)                                                     593,670             26,222
Wendy's International                                                   195,310              7,947
Westwood One*                                                           852,365             25,102
Wynn Resorts* (a)                                                        99,370              3,478
Yum! Brands*                                                            302,030             11,474
                                                                                  ----------------
                                                                                           386,652
                                                                                  ----------------
CONSUMER STAPLES - 1.9%
Bunge Limited (a)                                                       465,100             18,706
Clorox (a)                                                              200,670              9,815
                                                                                  ----------------
                                                                                            28,521
                                                                                  ----------------
ENERGY - 6.4%
Apache                                                                  280,334             12,102
BJ Services* (a)                                                        256,540             11,100
EOG Resources (a)                                                       118,140              5,421
Nabors Industries* (a)                                                  159,180              7,282
National-Oilwell* (a)                                                   416,090             11,767
Newfield Exploration*                                                   185,350              8,884
Patterson-UTI Energy* (a)                                               343,340             12,158
Pioneer Natural Resources (a)                                           580,700             18,757
Weatherford International* (a)                                          180,100              7,570
                                                                                  ----------------
                                                                                            95,041
                                                                                  ----------------
FINANCIALS - 3.1%
Ameritrade Holding* (a)                                                 685,070             10,550
Charter One Financial                                                   310,660             10,985
Everest Re Group (a)                                                    160,885             13,746
Investors Financial Services (a)                                        258,095             10,664
                                                                                  ----------------
                                                                                            45,945
                                                                                  ----------------
HEALTH CARE - 17.6%
Aetna                                                                   293,530             26,336
Amylin Pharmaceuticals* (a)                                             172,880              4,096
Apogent Technologies*                                                   317,070   $          9,728
Bard C.R                                                                 47,080              4,597
Barr Pharmaceuticals* (a)                                               290,602             13,339
Biogen IDEC* (a)                                                        437,980             24,352
Caremark Rx* (a)                                                        966,510             32,136
Chiron* (a)                                                             151,240              6,656
Covance* (a)                                                            278,810              9,602
DENTSPLY International (a)                                              171,300              7,594
Inveresk*                                                               313,760              8,917
MedImmune* (a)                                                          307,710              7,102
Mylan Laboratories                                                      359,407              8,169
Quest Diagnostics (a)                                                   300,420             24,884
ResMed* (a)                                                              81,790              3,696
St. Jude Medical*                                                       123,190              8,882
Teva Pharmaceutical Industries, ADR (a)                                 232,512             14,744
Triad Hospitals* (a)                                                    536,975             16,550
Varian Medical Systems* (a)                                             160,520             13,854
Zimmer Holdings*                                                        237,150             17,497
                                                                                  ----------------
                                                                                           262,731
                                                                                  ----------------
INDUSTRIALS - 8.9%
AMR* (a)                                                                493,720              6,285
Career Education* (a)                                                   145,842              8,261
Dun & Bradstreet* (a)                                                   361,340             19,332
Fastenal (a)                                                            310,115             16,650
L-3 Communications Holdings (a)                                         134,530              8,002
Monster Worldwide* (a)                                                  680,190             17,821
MSC Industrial Direct                                                   258,270              7,735
Northwest Airlines* (a)                                                 749,580              7,578
Republic Services                                                     1,266,355             34,280
Stericycle*                                                             145,560              6,967
                                                                                  ----------------
                                                                                           132,911
                                                                                  ----------------
INFORMATION TECHNOLOGY - 34.2%
Accenture*                                                              342,660              8,498
Adobe Systems (a)                                                       314,920             12,417
Advanced Fiber Communications* (a)                                      576,830             12,708
Altera* (a)                                                             502,010             10,266
Amazon.com* (a)                                                         342,670             14,831
Avaya* (a)                                                              467,030              7,416
Broadcom, Cl A* (a)                                                     190,980              7,481
CDW (a)                                                                 114,295              7,727
Cognos*                                                                 401,190             12,461
Corning* (a)                                                            894,740             10,003
Cymer*                                                                  116,750              4,508
Cypress Semiconductor* (a)                                              452,780              9,268
DoubleClick* (a)                                                      1,946,700             21,900
Electronic Arts* (a)                                                    287,890             15,535
Entegris* (a)                                                           699,450              8,855
Fairchild Semiconductor International, Cl A* (a)                        254,270              6,110
Fiserv* (a)                                                             389,720             13,940
Foundry Networks*                                                       927,410             15,924
Hyperion Solutions* (a)                                                 484,500             20,083
Intersil, Cl A (a)                                                      821,920             18,321
Intuit* (a)                                                             168,650              7,569
Juniper Networks* (a)                                                   470,230             12,231
KLA-Tencor* (a)                                                          68,330              3,440
Lexmark International Group, Cl A* (a)                                  146,470             13,475
National Semiconductor* (a)                                             675,400             30,008
NCR* (a)                                                                935,460             41,216

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                    SHARES/PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
NetScreen Technologies*                                                 101,900   $          3,712
Network Appliance* (a)                                                  296,040              6,350
PeopleSoft* (a)                                                         376,790              6,967
Rambus* (a)                                                             131,770              3,694
Research in Motion* (a)                                                 532,510             49,689
Sanmina*                                                                325,550              3,584
Symantec* (a)                                                           399,720             18,507
Take-Two Interactive Software* (a)                                    1,121,950             41,265
TIBCO Software* (a)                                                   1,693,860             13,839
ValueClick*                                                             919,300              9,928
VeriSign* (a)                                                           360,910              5,988
                                                                                  ----------------
                                                                                           509,714
                                                                                  ----------------
MATERIALS - 0.6%
Pactiv* (a)                                                             369,930              8,231
                                                                                  ----------------
TOTAL COMMON STOCKS
   (Cost $1,246,570)                                                                     1,469,746
                                                                                  ----------------
AFFILIATED MONEY MARKET FUND - 0.7%
First American Prime Obligations Fund, Cl Z (b)                      10,699,236             10,699
                                                                                  ----------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $10,699)                                                                           10,699
                                                                                  ----------------
INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING - 51.4%
COMMERCIAL PAPER - 14.5%
Bluegrass
   1.160%, 11/18/04                                            $          3,071              3,071
   1.160%, 2/18/05                                                        3,071              3,071
CIBC NY
   1.110%, 9/09/04                                                       15,892             15,892
Concord Min Capital
   1.100%, 4/07/04                                                       17,321             17,321
   1.100%, 4/08/04                                                        5,651              5,651
   1.100%, 4/14/04                                                        2,457              2,457
Descartes Funding Trust
   1.150%, 11/15/04                                                       6,142              6,142
Emerald Trust
   1.063%, 5/06/04                                                        6,136              6,136
Ford Credit Floor Plan
   1.063%, 5/03/04                                                       18,409             18,409
Goldman Sachs
   1.163%, 1/18/05                                                        6,142              6,142
Independent IV
   1.048%, 10/15/04                                                       7,985              7,985
Lakeside Funding
   1.142%, 4/08/04                                                       14,065             14,065
Leafs
   1.339%, 4/20/04                                                        8,476              8,476
Lehman Brothers
   1.133%, 7/23/04                                                        4,299              4,299
   1.123%, 8/23/04                                                        3,071              3,071
Moat Funding
   1.157%, 5/05/04                                                       12,272             12,272
Morgan Stanley
   1.054%, 6/11/04                                                        6,142              6,142
Mortgage Int Network
   1.062%, 4/27/04                                                        6,137              6,137
   1.042%, 5/11/04                                                        6,135              6,135
   1.063%, 6/07/04                                                        6,130              6,130
Norddeutsche Landesbank
   1.110%, 9/09/04                                                        6,113              6,113
Orchard Park
   1.180%, 7/06/04                                             $         13,268   $         13,268
   1.200%, 10/06/04                                                       4,299              4,299
Park Granada
   1.083%, 4/07/04                                                        5,527              5,527
   1.063%, 4/13/04                                                        3,684              3,684
   1.063%, 4/13/04                                                        9,824              9,824
   1.063%, 5/06/04                                                        1,841              1,841
Sigma Finance
   1.157%, 5/04/04                                                       12,272             12,272
                                                                                  ----------------
TOTAL COMMERCIAL PAPER                                                                     215,832
                                                                                  ----------------
CORPORATE OBLIGATIONS - 11.3%
Allstate Life Global
   1.040%, 2/15/05                                                       12,284             12,284
Castle Hill III
   1.211%, 9/16/04                                                        3,685              3,685
Duke Funding VI
   1.180%, 4/08/05                                                        7,432              7,432
General Electric Capital Corporation
   1.139%, 4/08/05                                                        6,151              6,151
Jefferson Pilot
   1.062%, 2/17/05                                                        6,142              6,142
Metlife Global Funding
   1.137%, 3/28/05                                                        5,159              5,159
   0.991%, 4/15/05                                                        7,372              7,372
Merrill Lynch
   1.063%, 4/04/05                                                       12,283             12,283
Morgan Stanley
   1.137%, 3/24/05                                                        6,142              6,142
Northlake CDO
   1.205%, 3/07/05                                                        3,685              3,685
Premium Asset Trust
   1.254%, 6/01/04                                                       18,303             18,303
   1.037%, 12/22/04                                                       9,213              9,213
Residential Mortgage Securities
   1.102%, 9/11/04                                                        8,624              8,624
Sigma Finance
   1.143%, 8/09/04                                                       12,282             12,282
SMM Trust 2003-H
   1.183%, 9/23/04                                                       15,894             15,894
Societe Generale NYC
   1.148%, 12/08/04                                                      12,284             12,284
WestDeutsche LandesBank
   1.220%, 6/03/04                                                        9,827              9,827
   1.150%, 8/02/04                                                       12,284             12,284
                                                                                  ----------------
TOTAL CORPORATE OBLIGATIONS                                                                169,046
                                                                                  ----------------
MONEY MARKET FUNDS - 0.6%
AIM Short Term Liquid Asset Portfolio                                 1,842,617              1,843
Merrill Lynch Premier Institutional Fund                              7,717,267              7,717
                                                                                  ----------------
TOTAL MONEY MARKET FUNDS                                                                     9,560
                                                                                  ----------------
OTHER SHORT-TERM INVESTMENTS - 2.9%
Commonwealth Life
   1.303%, 4/01/04                                             $          6,202              6,202
General Electric Capital Assurance
   1.200%, 1/19/05                                                        2,457              2,457
HBOS Treasury Services plc
   1.020%, 3/01/05                                                        6,748              6,748
Liquid Funding
   1.065%, 8/23/04                                                        6,142              6,142
   0.488%, 9/14/04                                                        6,142              6,142

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
Security Life Denver
   1.270%, 7/13/04                                             $         15,969   $         15,969
                                                                                  ----------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                          43,660
                                                                                  ----------------
REPURCHASE AGREEMENTS - 22.0%
Bear Stearns
   1.200%, dated 3/31/04, matures 4/20/04,
   repurchase price $24,584,602 (collateralized by
   Various Securities: Total Market Value
   $25,643,946)                                                          24,568             24,568
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $7,125,000 (collateralized by
   U.S. Government Securities: Total Market Value
   $7,267,290)                                                            7,125              7,125
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $9,213,363 (collateralized by
   U.S. Government Securities: Total Market Value
   9,397,806)                                                             9,213              9,213
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $33,782,330 (collateralized by
   U.S. Government Securities: Total Market Value
   $34,457,284)                                                          33,781             33,781
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,299,585 (collateralized by
   Collateralized Mortgage Obligations: Total Market
   Value $4,514,580)                                                      4,299              4,299
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $8,599,171 (collateralized by
   Collateralized Mortgage Obligations: Total Market
   Value $9,028,999)                                                      8,599              8,599
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $9,827,624 (collateralized by
   Collateralized Mortgage Obligations: Total Market
   Value $10,319,001)                                                     9,827              9,827
Deutsche Bank
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $12,284,480 (collateralized by
   U.S. Government Securities: Total Market Value
   $12,529,794)                                                          12,284             12,284
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,456,896 (collateralized by
   U.S. Government Securities: Total Market Value
   $2,505,959)                                                            2,457              2,457
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $13,512,928 (collateralized by
   U.S. Government Securities: Total Market Value
   $13,782,773)                                                          13,513             13,513
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,685,357 (collateralized by
   Corporate Securities: Total Market Value
   $3,799,211)                                                            3,685              3,685
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $8,599,168 (collateralized by
   Corporate Securities: Total Market Value
   $8,864,825)                                                 $          8,599   $          8,599
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $12,284,525 (collateralized by
   Corporate Securities: Total Market Value
   $12,664,158)                                                          12,284             12,284
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $35,010,897 (collateralized by
   Corporate Securities: Total Market Value
   $36,092,504)                                                          35,010             35,010
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $6,142,273 (collateralized by
   Corporate Securities: Total Market Value
   $6,267,431)                                                            6,142              6,142
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $6,142,273 (collateralized by
   Corporate Securities: Total Market Value
   $6,332,023)                                                            6,142              6,142
J P Morgan
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $6,387,931 (collateralized by
   U.S. Government Securities: Total Market Value
   $6,515,891)                                                            6,388              6,388
Lehman Brothers
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $30,711,200 (collateralized by
   Various Securities: Total Market Value
   $31,324,991)                                                          30,710             30,710
Lehman Brothers
   1.200%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,299,582 (collateralized by
   Corporate Securities: Total Market Value
   $4,931,192)                                                            4,299              4,299
Lehman Brothers
   1.243%, dated 3/31/04, matures 4/1/04,
   repurchase price $24,569,071 (collateralized by
   Various Securities: Total Market Value
   $25,059,588)                                                          24,568             24,568
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,528,018 (collateralized by
   U.S. Government Securities: Total Market Value
   $5,638,407)                                                            5,528              5,528
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $9,827,587 (collateralized by
   U.S. Government Securities: Total Market Value
   $10,063,116)                                                           9,827              9,827
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $11,056,035 (collateralized by
   U.S. Government Securities: Total Market Value
   $11,328,978)                                                          11,056             11,056

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
Morgan Stanley
   1.133%, dated 3/31/04, matures 4/1/04,
   repurchase price $38,204,789 (collateralized by
   Collateralized Mortgage Obligations & Asset-
   Backed Securities: Total Market Value
   $40,262,583)                                                $         38,204   $         38,204
                                                                                  ----------------
TOTAL REPURCHASE AGREEMENTS                                                                328,108
                                                                                  ----------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $766,206)                                                                         766,206
                                                                                  ----------------
TOTAL INVESTMENTS - 150.7%
   (Cost $2,023,475)                                                                     2,246,651
                                                                                  ----------------
OTHER ASSETS AND LIABILITIES, NET - (50.7)%                                               (755,864)
                                                                                  ----------------
TOTAL NET ASSETS - 100.0%                                                         $      1,490,787
                                                                                  ----------------

* Non-income producing security

(a) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a market value of $732,507,025 at March 31, 2004. See note 2 in Notes to Financial Statements.

(b) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this Fund. See note 3 in Notes to Financial Statements.

ADR - American Depositary Receipt

Cl - Class

SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)

MID CAP VALUE FUND

DESCRIPTION                                                              SHARES        VALUE (000)
--------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 16.8%
Abercrombie & Fitch (a)                                                  71,230   $          2,410
Black & Decker (a)                                                       67,920              3,867
D.R. Horton (a)                                                          75,870              2,688
Dana (a)                                                                151,720              3,013
Entercom Communications*                                                 97,850              4,430
Federated Department Stores (a)                                         123,120              6,655
Fortune Brands (a)                                                       62,770              4,810
Gemstar-TV Guide International* (a)                                     482,520              3,237
Hearst-Argyle Television                                                 78,040              2,099
Hilton Hotels (a)                                                       265,130              4,308
J.C. Penney (a)                                                         122,250              4,252
Jones Apparel Group                                                     151,900              5,491
Lear                                                                     34,050              2,110
Lennar (a)                                                              106,420              5,750
Limited                                                                 173,700              3,474
Liz Claiborne                                                            83,250              3,054
Mandalay Resort Group (a)                                                84,760              4,853
Sherwin Williams                                                        153,260              5,890
Yum! Brands*                                                             62,450              2,372
                                                                                  ----------------
                                                                                            74,763
                                                                                  ----------------
CONSUMER STAPLES - 5.3%
BJ's Wholesale Club*                                                    183,430              4,668
Bunge Limited (a)                                                        84,370              3,393
Clorox (a)                                                              112,350              5,495
Coca-Cola Enterprises (a)                                               169,020              4,085
Dean Foods*                                                             112,870              3,770
Smithfield Foods* (a)                                                    81,680              2,215
                                                                                  ----------------
                                                                                            23,626
                                                                                  ----------------
ENERGY - 5.1%
Apache                                                                  136,944              5,912
Enbridge (b)                                                             23,326                 --
Halliburton (a)                                                         115,480              3,509
Murphy Oil                                                               50,780              3,198
National-Oilwell*                                                       165,590              4,683
Valero Energy (a)                                                        94,350              5,657
                                                                                  ----------------
                                                                                            22,959
                                                                                  ----------------
FINANCIALS - 29.0%
Ambac Financial Group                                                    58,260              4,298
Apartment Investment & Management (a)                                   138,090              4,293
Arch Cap Group*                                                         100,510              4,224
Bear Stearns (a)                                                         38,640              3,388
Boston Properties (REIT) (a)                                            103,550              5,624
Charter One Financial                                                    62,575              2,213
Chelsea Property Group (REIT)                                            62,480              3,932
CIT Group                                                               234,720              8,931
City National (a)                                                        66,350              3,974
Compass Bancshares (a)                                                   77,640              3,220
Countrywide Financial (a)                                                25,143              2,411
Developers Diversified Realty (REIT)                                     96,850              3,913
E*TRADE Group* (a)                                                      359,230              4,795
Everest Re Group (a)                                                     60,010              5,127
First Tennessee National (a)                                             70,210              3,349
Franklin Resources (a)                                                   46,430              2,585
General Growth Properties (REIT) (a)                                    204,200              7,178
Golden West Financial                                                    20,430              2,287
GreenPoint Financial                                                     60,350              2,638
Hibernia, Cl A                                                           99,320              2,333
John Hancock Financial Services                                          76,010   $          3,321
Lincoln National (a)                                                    113,770              5,384
Marshall & Ilsley                                                       117,750              4,452
PMI Group                                                                81,390              3,041
Protective Life                                                          86,730              3,248
SAFECO (a)                                                               89,470              3,862
Simon Property Group (a)                                                100,690              5,884
SouthTrust                                                              156,470              5,189
Torchmark (a)                                                           108,920              5,859
W.R. Berkley                                                             83,085              3,313
Zions Bancorporation                                                     89,680              5,130
                                                                                  ----------------
                                                                                           129,396
                                                                                  ----------------
HEALTH CARE - 5.6%
Aetna                                                                    83,310              7,475
Bard C.R                                                                 52,960              5,171
CIGNA                                                                   104,490              6,167
Fisher Scientific International* (a)                                     62,090              3,417
Inveresk                                                                 90,820              2,581
                                                                                  ----------------
                                                                                            24,811
                                                                                  ----------------
INDUSTRIALS - 7.2%
American Standard* (a)                                                   24,570              2,795
AMR* (a)                                                                 90,000              1,146
ARAMARK, Cl B                                                           110,520              3,029
CSX (a)                                                                  74,420              2,255
Dover                                                                   105,520              4,091
Eaton                                                                   140,140              7,874
Republic Services                                                       169,060              4,576
Rockwell Collins                                                        100,150              3,166
York International                                                       83,440              3,280
                                                                                  ----------------
                                                                                            32,212
                                                                                  ----------------
INFORMATION TECHNOLOGY - 13.5%
Advanced Fiber Communications*                                          197,450              4,350
Affiliated Computer Services, Cl A* (a)                                  66,170              3,435
Agilent Technologies* (a)                                               164,180              5,193
Avaya* (a)                                                              206,710              3,283
Avnet*                                                                  168,670              4,131
Cadence Design Systems* (a)                                             223,290              3,291
Computer Sciences* (a)                                                   54,800              2,211
Corning* (a)                                                            366,980              4,103
Entegris*                                                               274,580              3,476
Flextronics International* (a)                                          145,800              2,511
Intersil, Cl A                                                          181,650              4,050
NCR* (a)                                                                175,360              7,726
PeopleSoft* (a)                                                         148,470              2,745
Vishay Intertechnology* (a)                                             216,250              4,615
Xerox* (a)                                                              336,810              4,907
                                                                                  ----------------
                                                                                            60,027
                                                                                  ----------------
MATERIALS - 7.2%
Agrium                                                                  309,990              4,557
Air Products and Chemicals                                               75,070              3,763
Bemis                                                                   132,140              3,436
MeadWestvaco                                                            192,330              5,441
Nucor (a)                                                                55,510              3,413
Phelps Dodge* (a)                                                        48,550              3,965
Rohm & Haas                                                              98,150              3,910
Temple-Inland (a)                                                        54,630              3,460
                                                                                  ----------------
                                                                                            31,945
                                                                                  ----------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                    SHARES/PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 0.7%
CenturyTel                                                              118,760   $          3,265
                                                                                  ----------------
UTILITIES - 9.4%
Constellation Energy                                                    137,200              5,481
Equitable Resources                                                      90,750              4,031
Kinder Morgan Fractional Shares (b)                                      11,519                 --
Kinder Morgan Management*                                                88,003              3,723
PG&E* (a)                                                               227,190              6,582
PPL (a)                                                                 115,140              5,250
Sempra Energy                                                           156,780              4,986
TXU (a)                                                                  87,590              2,510
Williams (a)                                                            464,000              4,441
Wisconsin Energy                                                        157,930              5,077
                                                                                  ----------------
                                                                                            42,081
                                                                                  ----------------
TOTAL COMMON STOCKS
   (Cost $356,191)                                                                         445,085
                                                                                  ----------------
INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING - 37.7%
COMMERCIAL PAPER - 10.6%
Bluegrass
   1.160%, 11/18/04                                            $            674                674
   1.160%, 2/18/05                                                          674                674
CIBC NY
   1.110%, 9/09/04                                                        3,487              3,487
Concord Min Capital
   1.100%, 4/07/04                                                        3,800              3,800
   1.100%, 4/08/04                                                        1,240              1,240
   1.100%, 4/14/04                                                          539                539
Descartes Funding Trust
   1.150%, 11/15/04                                                       1,348              1,348
Emerald Trust
   1.063%, 5/06/04                                                        1,346              1,346
Ford Credit Floor Plan
   1.063%, 5/03/04                                                        4,039              4,039
Goldman Sachs
   1.163%, 1/18/05                                                        1,348              1,348
Independent IV
   1.048%, 10/15/04                                                       1,752              1,752
Lakeside Funding
   1.142%, 4/08/04                                                        3,086              3,086
Leafs
   1.339%, 4/20/04                                                        1,860              1,860
Lehman Brothers
   1.133%, 7/23/04                                                          943                943
   1.123%, 8/23/04                                                          674                674
Moat Funding
   1.157%, 5/05/04                                                        2,692              2,692
Morgan Stanley
   1.054%, 6/11/04                                                        1,348              1,348
Mortgage Int Network
   1.062%, 4/27/04                                                        1,347              1,347
   1.042%, 5/11/04                                                        1,346              1,346
   1.063%, 6/07/04                                                        1,345              1,345
Norddeutsche Landesbank
   1.110%, 9/09/04                                                        1,341              1,341
Orchard Park
   1.180%, 7/06/04                                                        2,911              2,911
   1.200%, 10/06/04                                                         943                943
Park Granada
   1.083%, 4/07/04                                             $          1,213   $          1,213
   1.063%, 4/13/04                                                          808                808
   1.063%, 4/13/04                                                        2,155              2,155
   1.063%, 5/06/04                                                          404                404
Sigma Finance
   1.157%, 5/04/04                                                        2,693              2,693
                                                                                  ----------------
TOTAL COMMERCIAL PAPER                                                                      47,356
                                                                                  ----------------
CORPORATE OBLIGATIONS - 8.3%
Allstate Life Global
   1.040%, 2/15/05                                                        2,695              2,695
Castle Hill III
   1.211%, 9/16/04                                                          809                809
Duke Funding VI
   1.180%, 4/08/05                                                        1,631              1,631
General Electric Capital Corporation
   1.139%, 4/08/05                                                        1,349              1,349
Jefferson Pilot
   1.062%, 2/17/05                                                        1,348              1,348
Metlife Global Funding
   1.137%, 3/28/05                                                        1,132              1,132
   0.991%, 4/15/05                                                        1,617              1,617
Merrill Lynch
   1.063%, 4/04/05                                                        2,695              2,695
Morgan Stanley
   1.137%, 3/24/05                                                        1,348              1,348
Northlake CDO
   1.205%, 3/07/05                                                          809                809
Premium Asset Trust
   1.254%, 6/01/04                                                        4,016              4,016
   1.037%, 12/22/04                                                       2,021              2,021
Residential Mortgage Securities
   1.102%, 9/11/04                                                        1,892              1,892
Sigma Finance
   1.143%, 8/09/04                                                        2,695              2,695
SMM Trust 2003-H
   1.183%, 9/23/04                                                        3,487              3,487
Societe Generale NYC
   1.148%, 12/08/04                                                       2,695              2,695
WestDeutsche LandesBank
   1.220%, 6/03/04                                                        2,156              2,156
   1.150%, 8/02/04                                                        2,695              2,695
                                                                                  ----------------
TOTAL CORPORATE OBLIGATIONS                                                                 37,090
                                                                                  ----------------
MONEY MARKET FUNDS - 0.5%
AIM Short Term Liquid Asset Portfolio                                   404,290                405
Merrill Lynch Premier Institutional Fund                              1,693,251              1,693
                                                                                  ----------------
TOTAL MONEY MARKET FUNDS                                                                     2,098
                                                                                  ----------------
OTHER SHORT-TERM INVESTMENTS - 2.1%
Commonwealth Life
   1.303%, 4/01/04                                             $          1,361              1,361
General Electric Capital Assurance
   1.200%, 1/19/05                                                          539                539
HBOS Treasury Services plc
   1.020%, 3/01/05                                                        1,481              1,481
Liquid Funding
   1.065%, 8/23/04                                                        1,347              1,347
   0.488%, 9/14/04                                                        1,348              1,348
Security Life Denver
   1.270%, 7/13/04                                                        3,504              3,504
                                                                                  ----------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                           9,580
                                                                                  ----------------

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 16.1%
Bear Stearns
   1.200%, dated 3/31/04, matures 4/20/04,
   repurchase price $5,394,124 (collateralized by
   Various Securities: Total Market Value
   $5,626,556)                                                 $          5,391   $          5,391
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,563,301 (collateralized by
   U.S. Government Securities: Total Market Value
   $1,594,521)                                                            1,563              1,563
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,021,510 (collateralized by
   U.S. Government Securities: Total Market Value
   $2,061,979)                                                            2,021              2,021
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $7,412,204 (collateralized by
   U.S. Government Securities: Total Market Value
   $7,560,296)                                                            7,412              7,412
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $943,375 (collateralized by
   Collateralized Mortgage Obligations: Total Market
   Value $990,547)                                                          943                943
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,886,750 (collateralized by
   Collateralized Mortgage Obligations: Total Market
   Value $1,981,059)                                                      1,887              1,887
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,156,286 (collateralized by
   Collateralized Mortgage Obligations: Total Market
   Value $2,264,099)                                                      2,156              2,156
Deutsche Bank
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,695,346 (collateralized by
   U.S. Government Securities: Total Market Value
   $2,749,171)                                                            2,695              2,695
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $539,069 (collateralized by
   U.S. Government Securities: Total Market Value
   $549,834)                                                                539                539
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,964,881 (collateralized by
   U.S. Government Securities: Total Market Value
   $3,024,088)                                                            2,965              2,965
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $808,607 (collateralized by
   Corporate Securities: Total Market Value
   $833,587)                                                                809                809
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,886,749 (collateralized by
   Corporate Securities: Total Market Value
   $1,945,037)                                                            1,887              1,887
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,695,356 (collateralized by
   Corporate Securities: Total Market Value
   $2,778,651)                                                 $          2,695   $          2,695
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $7,681,765 (collateralized by
   Corporate Securities: Total Market Value
   $7,919,081)                                                            7,682              7,682
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,347,680 (collateralized by
   Corporate Securities: Total Market Value
   $1,375,141)                                                            1,348              1,348
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,347,680 (collateralized by
   Corporate Securities: Total Market Value
   $1,389,313)                                                            1,348              1,348
J P Morgan
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,401,580 (collateralized by
   U.S. Government Securities: Total Market Value
   $1,429,656)                                                            1,401              1,401
Lehman Brothers
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $6,738,365 (collateralized by
   Various Securities: Total Market Value
   $6,873,037)                                                            6,738              6,738
Lehman Brothers
   1.200%, dated 3/31/04, matures 4/1/04,
   repurchase price $943,374 (collateralized by
   Corporate Securities: Total Market Value
   $1,081,956)                                                              943                943
Lehman Brothers
   1.243%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,390,716 (collateralized by
   Various Securities: Total Market Value
   $5,498,341)                                                            5,391              5,391
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,212,906 (collateralized by
   U.S. Government Securities: Total Market Value
   $1,237,127)                                                            1,213              1,213
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,156,277 (collateralized by
   U.S. Government Securities: Total Market Value
   $2,207,955)                                                            2,156              2,156
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,245,812 (collateralized by
   U.S. Government Securities: Total Market Value
   $2,485,699)                                                            2,426              2,426
Morgan Stanley
   1.133%, dated 3/31/04, matures 4/1/04,
   repurchase price $8,382,538 (collateralized by
   Collateralized Mortgage Obligations & Asset-
   Backed Securities: Total Market Value
   $8,834,040)                                                            8,382              8,382
                                                                                  ----------------
TOTAL REPURCHASE AGREEMENTS                                                                 71,991
                                                                                  ----------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                         VALUE (000)
-------------------------------------------------------------------------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $168,115)                                             $        168,115
                                                               ----------------
TOTAL INVESTMENTS - 137.4%
   (Cost $524,306)                                                      613,200
                                                               ----------------
OTHER ASSETS AND LIABILITIES, NET - (37.4)%                            (166,964)
                                                               ----------------

* Non-income producing security

(a) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a market value of $162,732,838 at March 31, 2004. See note 2 in Notes to Financial Statements for additional information.

(b) Securities considered illiquid investments and are fair valued under guidelines established by the Board of Directors. As of March 31, 2004, the fair value of these investments is $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

Cl - Class

REIT - Real Estate Investment Trust

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2004 (unaudited), in thousands, except per share data

                                                                                 MID CAP GROWTH            MID CAP
                                                                             OPPORTUNITIES FUND         VALUE FUND
------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+                              $     2,235,952    $       613,200
Investments in affiliated money market fund, at value**                                  10,699                 --
Cash                                                                                      1,314              2,562
Receivable for dividends and interest                                                       222                536
Receivable for capital shares sold                                                          940                662
Receivable for investment securities sold                                                21,554             11,706
Prepaid expenses and other assets                                                            47                 24
------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                          2,270,728            628,690
==================================================================================================================
LIABILITIES:
Payable for capital shares redeemed                                                       4,041                772
Payable upon return of securities loaned                                                766,206            168,115
Payable for investment securities purchased                                               8,409             13,202
Payable for advisory, co-administration, and custodian fees                               1,211                348
Payable for distribution and shareholder servicing fees                                      60                 15
Accrued expenses and other liabilities                                                       14                  2
------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                       779,941            182,454
==================================================================================================================
NET ASSETS                                                                      $     1,490,787    $       446,236
==================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                               $     1,191,335    $       436,817
Undistributed (distributions in excess of) net investment income                         (4,528)               188
Accumulated net realized gain (loss) on investments                                      80,804            (79,663)
Net unrealized appreciation of investments                                              223,176             88,894
------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $     1,490,787    $       446,236
==================================================================================================================
  *Investments in unaffiliated securities, at cost                              $     2,012,776    $       524,306
 **Investments in affiliated money market fund, at cost                         $        10,699    $            --
  +Including securities loaned, at value                                        $       732,507    $       162,733

CLASS A:
Net assets                                                                      $       181,224    $        21,235
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                 4,658              1,087
Net asset value and redemption price per share                                  $         38.89    $         19.54
Maximum offering price per share (1)                                            $         41.15    $         20.68
CLASS B:
Net assets                                                                      $        11,245    $        11,127
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                   303                589
Net asset value, offering price, and redemption price per share (2)             $         37.12    $         18.90
CLASS C:
Net assets                                                                      $        13,697    $         2,937
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                   358                152
Net asset value, offering price, and redemption price per share (2)             $         38.23    $         19.27
CLASS S:
Net assets                                                                      $         4,418    $           892
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                   114                 46
Net asset value, offering price, and redemption price per share                 $         38.87    $         19.54
CLASS Y:
Net assets                                                                      $     1,280,203    $       410,045
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                31,785             20,910
Net asset value, offering price, and redemption price per share                 $         40.26    $         19.61

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

(2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the six months ended March 31, 2004 (unaudited), in thousands

                                                                                    MID CAP GROWTH            MID CAP
                                                                                OPPORTUNITIES FUND         VALUE FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from affiliated money market fund                                         $           132    $            33
Dividends                                                                                    2,429              3,194
Less: Foreign taxes withheld                                                                    (6)                (2)
Securities lending                                                                             193                 47
Other income                                                                                     3                 89
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                      2,751              3,361
=====================================================================================================================
EXPENSES:
Investment advisory fees                                                                     5,107              1,449
Co-administration fees and expenses (including per account transfer agency fees)             1,955                547
Custodian fees                                                                                  73                 21
Directors' fees                                                                                 12                  3
Registration fees                                                                               20                 13
Professional fees                                                                               26                  7
Printing                                                                                        15                  4
Other                                                                                           23                  6
Distribution and shareholder servicing fees - Class A                                          211                 24
Distribution and shareholder servicing fees - Class B                                           52                 54
Distribution and shareholder servicing fees - Class C                                           68                 16
Shareholder servicing fees - Class S                                                            14                  2
---------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                               7,576              2,146
=====================================================================================================================
Less: Fee waivers                                                                             (300)               (84)
---------------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                           7,276              2,062
=====================================================================================================================
INVESTMENT INCOME (LOSS) - NET                                                              (4,525)             1,299
=====================================================================================================================
REALIZED AND UNREALIZED GAIN ON INVESTMENTS - NET:
Net realized gain on investments                                                           174,715             26,535
Net change in unrealized appreciation or depreciation of investments                        81,495             46,098
---------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                                                    256,210             72,633
=====================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $       251,685    $        73,932
=====================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                     MID CAP GROWTH                     MID CAP
                                                                                 OPPORTUNITIES FUND                  VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                              10/1/03       10/1/02       10/1/03       10/1/02
                                                                                   TO            TO            TO            TO
                                                                              3/31/04       9/30/03       3/31/04       9/30/03
-------------------------------------------------------------------------------------------------------------------------------
                                                                          (UNAUDITED)                 (UNAUDITED)
OPERATIONS:
Investment income (loss) - net                                            $    (4,525)  $    (3,746)  $     1,299   $     4,336
Net realized gain (loss) on investments                                       174,715        74,155        26,535        (4,597)
Net change in unrealized appreciation or depreciation of investments           81,495       203,246        46,098        67,910
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                          251,685       273,655        73,932        67,649
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                                         --            --           (34)         (118)
   Class B                                                                         --            --            (4)          (35)
   Class C                                                                         --            --            (1)          (10)
   Class S                                                                         --            --            (2)           (5)
   Class Y                                                                         --            --        (1,097)       (2,852)
Net realized gain on investments:
   Class A                                                                     (4,797)           --            --            --
   Class B                                                                       (306)           --            --            --
   Class C                                                                       (393)           --            --            --
   Class S                                                                       (322)           --            --            --
   Class Y                                                                    (34,963)           --            --            --
Tax return of capital:
   Class A                                                                         --            --            --            (7)
   Class B                                                                         --            --            --            (4)
   Class C                                                                         --            --            --            (1)
   Class Y                                                                         --            --            --          (129)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                           (40,781)           --        (1,138)       (3,161)
===============================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                                         17,495        15,500         4,036         3,858
   Reinvestment of distributions                                                4,705            --            33           121
   Payments for redemptions                                                   (19,493)      (22,438)       (2,790)       (3,492)
   Shares issued in connection with the acquisition of Fund net assets             --        53,452            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from Class A transactions                                2,707        46,514         1,279           487
-------------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                          1,401         1,615           575           689
   Reinvestment of distributions                                                  291            --             3            38
   Payments for redemptions                                                      (918)       (1,028)       (1,525)       (2,995)
   Shares issued in connection with the acquisition of Fund net assets             --         2,462            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                       774         3,049          (947)       (2,268)
-------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                          1,103         9,100           516           371
   Reinvestment of distributions                                                  392            --             1            11
   Payments for redemptions                                                    (2,345)       (3,390)       (1,052)       (1,260)
   Shares issued in connection with the acquisition of Fund net assets             --         3,422            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions                      (850)        9,132          (535)         (878)
-------------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                            851         6,911           602           992
   Reinvestment of distributions                                                  285            --             2             4
   Payments for redemptions                                                    (8,590)       (4,881)         (867)         (321)
   Shares issued in connection with the acquisition of Fund net assets             --           190            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class S transactions                    (7,454)        2,220          (263)          675
-------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                         79,162       300,126        56,642        89,296
   Reinvestment of distributions                                               29,145            --           759         2,012
   Payments for redemptions                                                  (163,745)     (262,559)      (46,370)      (77,783)
   Shares issued in connection with the acquisition of Fund net assets             --       159,215            --            --
   Shares issued in connection with the acquisition of Common Trust
     Fund net assets                                                               --       245,348            --            --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                   (55,438)      442,130        11,031        13,525
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions             (60,261)      503,045        10,565        11,541
-------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                  150,643       776,700        83,359        76,029
NET ASSETS AT BEGINNING OF PERIOD                                           1,340,144       563,444       362,877       286,848
===============================================================================================================================
NET ASSETS AT END OF PERIOD                                               $ 1,490,787   $ 1,340,144   $   446,236   $   362,877
===============================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME AT
  END OF PERIOD                                                           $    (4,528)  $        (3)  $       188   $        27
===============================================================================================================================

(1) See note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

                 (This page has been left blank intentionally.)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                      REALIZED AND
                             NET ASSET                  UNREALIZED     DIVIDENDS                    DISTRIBUTIONS       NET ASSET
                                 VALUE           NET         GAINS      FROM NET   DISTRIBUTIONS             FROM           VALUE
                             BEGINNING    INVESTMENT   (LOSSES) ON    INVESTMENT        FROM NET        RETURN OF          END OF
                             OF PERIOD INCOME (LOSS)   INVESTMENTS        INCOME  REALIZED GAINS          CAPITAL          PERIOD
---------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH
  OPPORTUNITIES FUND (1)
Class A
  2004 (2) (3)             $     33.68   $     (0.15)  $      6.43   $        --  $        (1.07)     $        --     $     38.89
  2003 (2)                       26.45         (0.18)         7.41            --              --               --           33.68
  2002                           28.33         (0.11)        (1.77)           --              --               --           26.45
  2001 (2) (4)                   54.63         (0.06)        (8.40)           --          (17.84)              --           28.33
  2000 (2) (5)                   37.80         (0.18)        17.80            --           (0.79)              --           54.63
  1999 (2) (5)                   37.59         (0.08)         0.60            --           (0.31)              --           37.80
Class B
  2004 (2) (3)             $     32.30   $     (0.28)  $      6.17   $        --  $        (1.07)     $        --     $     37.12
  2003 (2)                       25.56         (0.39)         7.13            --              --               --           32.30
  2002                           27.59         (0.18)        (1.85)           --              --               --           25.56
  2001 (2) (4)                   53.97         (0.29)        (8.25)           --          (17.84)              --           27.59
  2000 (2) (5)                   37.63         (0.53)        17.66            --           (0.79)              --           53.97
  1999 (2) (5) (6)               37.57         (0.23)         0.29            --              --               --           37.63
Class C
  2004 (2) (3)             $     33.24   $     (0.29)  $      6.35   $        --  $        (1.07)     $        --     $     38.23
  2003 (2)                       26.29         (0.40)         7.35            --              --               --           33.24
  2002                           28.33         (0.10)        (1.94)           --              --               --           26.29
  2001 (2) (7)                   27.40            --          0.93            --              --               --           28.33
Class S
  2004 (2) (3)             $     33.66   $     (0.15)  $      6.43   $        --  $        (1.07)     $        --     $     38.87
  2003 (2)                       26.43         (0.17)         7.40            --              --               --           33.66
  2002                           28.29         (0.07)        (1.79)           --              --               --           26.43
  2001 (2) (8)                   35.75         (0.06)        (7.40)           --              --               --           28.29
Class Y
  2004 (2) (3)             $     34.78   $     (0.11)  $      6.66   $        --  $        (1.07)     $        --     $     40.26
  2003 (2)                       27.25         (0.09)         7.62            --              --               --           34.78
  2002                           29.11         (0.05)        (1.81)           --              --               --           27.25
  2001 (2) (4)                   55.52          0.02         (8.59)           --          (17.84)              --           29.11
  2000 (2) (5)                   38.32         (0.05)        18.04            --           (0.79)              --           55.52
  1999 (2) (5)                   38.01          0.02          0.60            --           (0.31)              --           38.32

MID CAP VALUE FUND
Class A
  2004 (2) (3)             $     16.30   $      0.03   $      3.24   $     (0.03) $           --      $        --     $     19.54
  2003 (2)                       13.29          0.18          2.96         (0.12)             --            (0.01)          16.30
  2002 (2)                       13.74          0.13         (0.44)        (0.10)             --            (0.04)          13.29
  2001 (2)                       14.62          0.10         (0.88)        (0.10)             --               --           13.74
  2000                           12.95          0.08          1.67         (0.08)             --               --           14.62
  1999                           15.04          0.10          1.26         (0.10)          (3.35)              --           12.95
Class B
  2004 (2) (3)             $     15.81   $     (0.09)  $      3.19   $     (0.01) $           --      $        --     $     18.90
  2003 (2)                       12.92          0.07          2.87         (0.04)             --            (0.01)          15.81
  2002 (2)                       13.37          0.01         (0.41)        (0.01)             --            (0.04)          12.92
  2001 (2)                       14.28         (0.01)        (0.88)        (0.02)             --               --           13.37
  2000                           12.67          0.02          1.61         (0.02)             --               --           14.28
  1999                           14.80          0.04          1.22         (0.04)          (3.35)              --           12.67
Class C
  2004 (2) (3)             $     16.12   $     (0.05)  $      3.21   $     (0.01) $           --      $        --     $     19.27
  2003 (2)                       13.17          0.07          2.93         (0.04)             --            (0.01)          16.12
  2002 (2)                       13.63          0.01         (0.43)           --              --            (0.04)          13.17
  2001 (2)                       14.55         (0.01)        (0.89)        (0.02)             --               --           13.63
  2000                           12.92          0.02          1.63         (0.02)             --               --           14.55
  1999 (9)                       13.69          0.06         (0.78)        (0.05)             --               --           12.92
Class S (2)
  2004 (3)                 $     16.31   $      0.05   $      3.21   $     (0.03) $           --      $        --     $     19.54
  2003                           13.29          0.16          2.99         (0.12)             --            (0.01)          16.31
  2002                           13.74          0.13         (0.44)        (0.10)             --            (0.04)          13.29
  2001 (6)                       13.31          0.01          0.42            --              --               --           13.74
Class Y
  2004 (2) (3)             $     16.36   $      0.06   $      3.24   $     (0.05) $           --      $        --     $     19.61
  2003 (2)                       13.33          0.21          2.98         (0.15)             --            (0.01)          16.36
  2002 (2)                       13.77          0.17         (0.44)        (0.13)             --            (0.04)          13.33
  2001 (2)                       14.68          0.14         (0.92)        (0.13)             --               --           13.77
  2000                           12.99          0.11          1.69         (0.11)             --               --           14.68
  1999                           15.05          0.12          1.30         (0.13)          (3.35)              --           12.99

(1) The financial highlights for the Mid Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Mid Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Fistar Mid Cap Core Equity Fund were exchanged for Class A shares of the First American Mid Cap Growth Opportunities Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.
(2)  Per share data calculated using average shares outstanding method.
(3) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

                                                                                        RATIO OF        RATIO OF NET
                                                                     RATIO OF NET    EXPENSES TO          INVESTMENT
                                                          RATIO OF     INVESTMENT        AVERAGE       INCOME (LOSS)
                                          NET ASSETS   EXPENSES TO  INCOME (LOSS)     NET ASSETS      TO AVERAGE NET     PORTFOLIO
                                 TOTAL        END OF       AVERAGE     TO AVERAGE     (EXCLUDING   ASSETS (EXCLUDING      TURNOVER
                           RETURN (10)  PERIOD (000)    NET ASSETS     NET ASSETS       WAIVERS)            WAIVERS)          RATE
----------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH
  OPPORTUNITIES FUND (1)
Class A
  2004 (2) (3)                   19.02% $    181,224          1.20%         (0.82)%         1.24%              (0.86)%          68%
  2003 (2)                       27.33       154,499          1.20          (0.58)          1.25               (0.63)          145
  2002                           (6.64)       75,002          1.20          (0.34)          1.26               (0.40)          162
  2001 (2) (4)                  (20.00)       82,043          1.20          (0.19)          1.22               (0.21)          204
  2000 (2) (5)                   47.23       108,326          1.20          (0.38)          1.22               (0.40)          205
  1999 (2) (5)                    1.31        95,758          1.19          (0.21)          1.21               (0.23)          140
Class B
  2004 (2) (3)                   18.62% $     11,245          1.95%         (1.57)%         1.99%              (1.61)%          68%
  2003 (2)                       26.37         9,055          1.95          (1.33)          2.00               (1.38)          145
  2002                           (7.36)        4,227          1.95          (1.08)          2.01               (1.14)          162
  2001 (2) (4)                  (20.60)        2,606          1.94          (0.95)          1.97               (0.98)          204
  2000 (2) (5)                   46.13           666          1.95          (1.13)          1.97               (1.15)          205
  1999 (2) (5) (6)                0.16           126          1.95          (0.89)          1.97               (0.91)          140
Class C
  2004 (2) (3)                   18.60% $     13,697          1.95%         (1.56)%         1.99%              (1.60)%          68%
  2003 (2)                       26.43        12,649          1.95          (1.33)          2.00               (1.38)          145
  2002                           (7.20)        1,136          1.95          (1.07)          2.01               (1.13)          162
  2001 (2) (7)                    3.39            --            --             --             --                  --           204
Class S
  2004 (2) (3)                   19.03% $      4,418          1.20%         (0.82)%         1.24%              (0.86)%          68%
  2003 (2)                       27.36        10,284          1.20          (0.56)          1.25               (0.61)          145
  2002                           (6.58)        5,869          1.20          (0.33)          1.26               (0.39)          162
  2001 (2) (8)                  (20.87)        1,484          1.19          (0.24)          1.23               (0.28)          204
Class Y
  2004 (2) (3)                   19.20% $  1,280,203          0.95%         (0.57)%         0.99%              (0.61)%          68%
  2003 (2)                       27.63     1,153,657          0.95          (0.30)          1.00               (0.35)          145
  2002                           (6.39)      477,210          0.95          (0.08)          1.01               (0.14)          162
  2001 (2) (4)                  (19.84)      406,349          0.95           0.06           0.97                0.04           204
  2000 (2) (5)                   47.56       435,613          0.95          (0.13)          0.97               (0.15)          205
  1999 (2) (5)                    1.56       359,947          0.94           0.04           0.96                0.02           140

MID CAP VALUE FUND
Class A
  2004 (2) (3)                   20.10% $     21,235          1.20%          0.42%          1.24%               0.38%           45%
  2003 (2)                       23.71        16,598          1.20           1.21           1.25                1.16           102
  2002 (2)                       (2.41)       13,083          1.20           0.83           1.26                0.77            90
  2001 (2)                       (5.41)       13,583          1.15           0.67           1.15                0.67           104
  2000                           13.58        13,568          1.15           0.53           1.19                0.49           141
  1999                            8.03        20,148          1.15           0.63           1.18                0.60           121
Class B
  2004 (2) (3)                   19.59% $     11,127          1.95%         (0.33)%         1.99%              (0.37)%          45%
  2003 (2)                       22.84        10,154          1.95           0.50           2.00                0.45           102
  2002 (2)                       (3.07)       10,410          1.95           0.08           2.01                0.02            90
  2001 (2)                       (6.21)       11,311          1.90          (0.08)          1.90               (0.08)          104
  2000                           12.85        12,495          1.90          (0.22)          1.94               (0.26)          141
  1999                            7.38        19,072          1.90          (0.13)          1.93               (0.16)          121
Class C
  2004 (2) (3)                   19.58% $      2,937          1.95%         (0.32)%         1.99%              (0.36)%          45%
  2003 (2)                       22.84         2,916          1.95           0.51           2.00                0.46           102
  2002 (2)                       (3.09)        3,207          1.95           0.08           2.01                0.02            90
  2001 (2)                       (6.17)        3,312          1.90          (0.04)          1.90               (0.04)          104
  2000                           12.81         1,430          1.90          (0.15)          1.93               (0.18)          141
  1999 (9)                       (5.25)          164          1.90           0.29           1.93                0.26           121
Class S (2)
  2004 (3)                       20.02% $        892          1.20%          0.42%          1.24%               0.38%           45%
  2003                           23.80           966          1.20           1.07           1.25                1.02           102
  2002                           (2.40)          158          1.20           0.87           1.26                0.81            90
  2001 (6)                        3.23            44          0.85           5.19           0.85                5.19           104
Class Y
  2004 (2) (3)                   20.22% $    410,045          0.95%          0.67%          0.99%               0.63%           45%
  2003 (2)                       24.06       332,243          0.95           1.45           1.00                1.40           102
  2002 (2)                       (2.12)      259,990          0.95           1.08           1.01                1.02            90
  2001 (2)                       (5.37)      291,932          0.90           0.92           0.90                0.92           104
  2000                           13.94       275,128          0.90           0.79           0.94                0.75           141
  1999                            8.47       304,492          0.90           0.89           0.93                0.86           121

(4) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(5)  For the fiscal year ended October 31.
(6) Class of shares has been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(7) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(8) Class of shares has been offered since December 11, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(9) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(10) Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)

LARGE CAP GROWTH OPPORTUNITIES FUND

DESCRIPTION                                                              SHARES        VALUE (000)
--------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 11.2%
Best Buy                                                                 38,255   $          1,979
Clear Channel Communications (a)                                        312,590             13,238
Echostar Communications, Cl A (a)                                       205,840              6,741
Entercom Communications* (a)                                            165,810              7,506
Family Dollar Stores                                                    243,430              8,751
International Game Technology (a)                                       292,590             13,155
Lowe's (a)                                                              450,990             25,314
Marvel Enterprises* (a)                                                 367,155              7,046
McGraw-Hill (a)                                                         198,330             15,101
Omnicom Group (a)                                                        85,970              6,899
Staples (a)                                                             549,400             13,949
Station Casinos (a)                                                     102,740              4,538
Target                                                                  228,640             10,298
Tribune (a)                                                             140,880              7,106
Westwood One* (a)                                                       212,790              6,267
Yum! Brands*                                                            223,800              8,502
                                                                                  ----------------
                                                                                           156,390
                                                                                  ----------------
CONSUMER STAPLES - 11.7%
Altria Group                                                            256,220             13,951
Avon Products (a)                                                       158,750             12,044
Clorox (a)                                                              190,190              9,302
Coca-Cola                                                               856,600             43,087
Gillette                                                                186,150              7,278
PepsiCo                                                                 551,980             29,724
Procter & Gamble (a)                                                    145,600             15,271
Sysco (a)                                                               242,400              9,466
Wal-Mart Stores                                                         387,580             23,135
                                                                                  ----------------
                                                                                           163,258
                                                                                  ----------------
ENERGY - 2.1%
BP, ADR (a)                                                             433,260             22,183
National-Oilwell*                                                       273,780              7,743
                                                                                  ----------------
                                                                                            29,926
                                                                                  ----------------
FINANCIALS - 10.4%
American International Group (a)                                        296,011             21,120
Capital One Financial (a)                                               259,710             19,590
Citigroup                                                               291,225             15,056
Fannie Mae                                                              278,240             20,687
Goldman Sachs Group                                                     107,580             11,226
J. P. Morgan Chase (a)                                                  248,980             10,445
Lehman Brothers Holdings (a)                                            175,770             14,566
MBNA                                                                    803,885             22,211
Wells Fargo                                                             200,290             11,350
                                                                                  ----------------
                                                                                           146,251
                                                                                  ----------------
HEALTH CARE - 23.8%
Aetna                                                                   174,700             15,674
Amgen*                                                                  329,160             19,147
Bard C.R. (a)                                                            89,080              8,698
Biogen IDEC* (a)                                                        126,070              7,010
Boston Scientific*                                                      163,460              6,927
Caremark Rx* (a)                                                        638,996             21,247
Forest Laboratories, Cl A* (a)                                           92,720              6,641
Guidant                                                                 105,070              6,658
Johnson & Johnson                                                       914,110   $         46,364
Medtronic                                                               476,490             22,752
Pfizer                                                                2,267,920             79,491
Quest Diagnostics (a)                                                   177,190             14,677
St. Jude Medical*                                                       234,400             16,900
Teva Pharmaceutical Industries, ADR (a)                                 341,240             21,638
Triad Hospitals* (a)                                                    114,980              3,544
UnitedHealth Group                                                      380,080             24,492
Zimmer Holdings*                                                        153,509             11,326
                                                                                  ----------------
                                                                                           333,186
                                                                                  ----------------
INDUSTRIALS - 8.5%
3M                                                                      168,520             13,797
Danaher (a)                                                             181,810             16,976
Fastenal (a)                                                            141,650              7,605
General Electric                                                      1,882,420             57,451
Rockwell Collins                                                        215,060              6,798
United Technologies                                                     198,780             17,155
                                                                                  ----------------
                                                                                           119,782
                                                                                  ----------------
INFORMATION TECHNOLOGY - 31.4%
Amazon.com* (a)                                                         228,130              9,873
Analog Devices (a)                                                      256,590             12,319
Broadcom, Cl A* (a)                                                     242,380              9,494
Cisco Systems*                                                        2,152,438             50,625
Corning* (a)                                                            487,020              5,445
Dell* (a)                                                               562,770             18,920
DoubleClick* (a)                                                        642,640              7,230
eBay* (a)                                                               159,040             11,026
Electronic Arts* (a)                                                    302,990             16,349
EMC*                                                                  1,194,420             16,256
IBM                                                                      44,520              4,089
Intel                                                                 2,003,310             54,490
Intersil, Cl A (a)                                                      310,980              6,932
Maxim Integrated Products (a)                                           199,500              9,394
Microsoft                                                             1,727,680             43,140
Motorola (a)                                                            520,990              9,169
National Semiconductor* (a)                                             272,330             12,100
NCR* (a)                                                                673,120             29,658
Nokia, ADR, Cl A                                                        724,030             14,683
Nortel Networks*                                                        894,040              5,311
QUALCOMM (a)                                                            329,920             21,913
Research in Motion* (a)                                                 114,090             10,646
Symantec* (a)                                                           268,390             12,426
Texas Instruments                                                       499,130             14,585
Xilinx* (a)                                                             470,600             17,883
Yahoo!* (a)                                                             331,050             16,086
                                                                                  ----------------
                                                                                           440,042
                                                                                  ----------------
TOTAL COMMON STOCKS
   (Cost $1,258,190)                                                                     1,388,835
                                                                                  ----------------
AFFILIATED MONEY MARKET
   FUND - 0.5%
First American Prime Obligations Fund, Cl Z (b)                       7,483,503              7,484
                                                                                  ----------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $7,484)                                                                             7,484
                                                                                  ----------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING - 35.1%
COMMERCIAL PAPER - 9.9%
Bluegrass
   1.160%, 11/18/04                                            $          1,972   $          1,972
   1.160%, 2/18/05                                                        1,972              1,972
CIBC NY
   1.110%, 9/09/04                                                       10,206             10,206
Concord Min Capital
   1.100%, 4/07/04                                                       11,123             11,123
   1.100%, 4/08/04                                                        3,629              3,629
   1.100%, 4/14/04                                                        1,578              1,578
Descartes Funding Trust
   1.150%, 11/15/04                                                       3,945              3,945
Emerald Trust
   1.063%, 5/06/04                                                        3,941              3,941
Ford Credit Floor Plan
   1.063%, 5/03/04                                                       11,822             11,822
Goldman Sachs
   1.163%, 1/18/05                                                        3,945              3,945
Independent IV
   1.048%, 10/15/04                                                       5,128              5,128
Lakeside Funding
   1.142%, 4/08/04                                                        9,033              9,033
Leafs
   1.339%, 4/20/04                                                        5,443              5,443
Lehman Brothers
   1.133%, 7/23/04                                                        2,761              2,761
   1.123%, 8/23/04                                                        1,972              1,972
Moat Funding
   1.157%, 5/05/04                                                        7,881              7,881
Morgan Stanley
   1.054%, 6/11/04                                                        3,944              3,944
Mortgage Int Network
   1.062%, 4/27/04                                                        3,941              3,941
   1.042%, 5/11/04                                                        3,940              3,940
   1.063%, 6/07/04                                                        3,937              3,937
Norddeutsche Landesbank
   1.110%, 9/09/04                                                        3,926              3,926
Orchard Park
   1.180%, 7/06/04                                                        8,521              8,521
   1.200%, 10/06/04                                                       2,761              2,761
Park Granada
   1.083%, 4/07/04                                                        3,549              3,549
   1.063%, 4/13/04                                                        2,366              2,366
   1.063%, 4/13/04                                                        6,309              6,309
   1.063%, 5/06/04                                                        1,182              1,182
Sigma Finance
   1.157%, 5/04/04                                                        7,881              7,881
                                                                                  ----------------
TOTAL COMMERCIAL PAPER                                                                     138,608
                                                                                  ----------------
CORPORATE OBLIGATIONS - 7.7%
Allstate Life Global
   1.040%, 2/15/05                                                        7,889              7,889
Castle Hill III
   1.211%, 9/16/04                                                        2,367              2,367
Duke Funding VI
   1.180%, 4/08/05                                                        4,773              4,773
General Electric Capital Corporation
   1.139%, 4/08/05                                                        3,950              3,950
Jefferson Pilot
   1.062%, 2/17/05                                                        3,944              3,944

DESCRIPTION                                                    SHARES/PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
Metlife Global Funding
   1.137%, 3/28/05                                             $          3,313   $          3,313
   0.991%, 4/15/05                                                        4,734              4,734
Merrill Lynch
   1.063%, 4/04/05                                                        7,888              7,888
Morgan Stanley
   1.137%, 3/24/05                                                        3,944              3,944
Northlake CDO
   1.205%, 3/07/05                                                        2,367              2,367
Premium Asset Trust
   1.254%, 6/01/04                                                       11,755             11,755
   1.037%, 12/22/04                                                       5,916              5,916
Residential Mortgage Securities
   1.102%, 9/11/04                                                        5,538              5,538
Sigma Finance
   1.143%, 8/09/04                                                        7,888              7,888
SMM Trust 2003-H
   1.183%, 9/23/04                                                       10,207             10,207
Societe Generale NYC
   1.148%, 12/08/04                                                       7,889              7,889
WestDeutsche LandesBank
   1.220%, 6/03/04                                                        6,311              6,311
   1.150%, 8/02/04                                                        7,889              7,889
                                                                                  ----------------
TOTAL CORPORATE OBLIGATIONS                                                                108,562
                                                                                  ----------------
MONEY MARKET FUNDS - 0.4%
AIM Short Term Liquid Asset Portfolio                                 1,183,338              1,183
Merrill Lynch Premier Institutional Fund                              4,956,067              4,956
                                                                                  ----------------
TOTAL MONEY MARKET FUNDS                                                                     6,139
                                                                                  ----------------
OTHER SHORT-TERM INVESTMENTS - 2.0%
Commonwealth Life
   1.303%, 4/01/04                                             $          3,983              3,983
General Electric Capital Assurance
   1.200%, 1/19/05                                                        1,578              1,578
HBOS Treasury Services plc
   1.020%, 3/01/05                                                        4,334              4,334
Liquid Funding
   1.065%, 8/23/04                                                        3,944              3,944
   0.488%, 9/14/04                                                        3,944              3,944
Security Life Denver
   1.270%, 7/13/04                                                       10,256             10,256
                                                                                  ----------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                          28,039
                                                                                  ----------------
REPURCHASE AGREEMENTS - 15.0%
Bear Stearns
   1.200%, dated 3/31/04, matures 4/20/04,
   repurchase price $15,788,352 (collateralized by
   Various Securities: Total Market
   Value $16,468,668)                                                    15,778             15,778
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,575,710 (collateralized by
   U.S. Government Securities: Total Market
   Value $4,667,090)                                                      4,576              4,576
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,916,867 (collateralized by
   U.S. Government Securities: Total Market
   Value $6,035,317)                                                      5,917              5,917
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $21,695,178 (collateralized by
   U.S. Government Securities: Total Market
   Value $22,128,637)                                                    21,695             21,695

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,761,215 (collateralized by
   Collateralized Mortgage Obligations: Total Market
   Value $2,899,285)                                           $          2,761   $          2,761
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,522,430 (collateralized by
   Collateralized Mortgage Obligations: Total
   Market Value $5,798,468)                                               5,522              5,522
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $6,311,348 (collateralized by
   Collateralized Mortgage Obligations: Total Market
   Value $6,626,913)                                                      6,311              6,311
Deutsche Bank
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $7,889,153 (collateralized by
   U.S. Government Securities: Total Market
   Value $8,046,695)                                                      7,889              7,889
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,577,831 (collateralized by
   U.S. Government Securities: Total Market
   Value $1,609,339)                                                      1,578              1,578
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $8,678,069 (collateralized by
   U.S. Government Securities: Total Market
   Value $8,851,365)                                                      8,678              8,678
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,366,755 (collateralized by
   Corporate Securities: Total Market
   Value $2,439,872)                                                      2,367              2,367
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,522,428 (collateralized by
   Corporate Securities: Total Market
   Value $5,693,034)                                                      5,522              5,522
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $7,889,182 (collateralized by
   Corporate Securities: Total Market
   Value $8,132,984)                                                      7,889              7,889
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $22,484,170 (collateralized by
   Corporate Securities: Total Market
   Value $23,178,783)                                                    22,483             22,483
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,944,598 (collateralized by
   Corporate Securities: Total Market
   Value $4,024,975)                                                      3,944              3,944
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,944,598 (collateralized by
   Corporate Securities: Total Market
   Value $4,066,456)                                                      3,944              3,944
J P Morgan
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,102,361 (collateralized by
   U.S. Government Securities: Total Market
   Value $4,184,538)                                           $          4,102   $          4,102
Lehman Brothers
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $19,722,883 (collateralized by
   Various Securities: Total Market
   Value $20,117,063)                                                    19,722             19,722
Lehman Brothers
   1.200%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,761,213 (collateralized by
   Corporate Securities: Total Market
   Value $3,166,836)                                                      2,761              2,761
Lehman Brothers
   1.243%, dated 3/31/04, matures 4/1/04,
   repurchase price $15,778,378 (collateralized by
   Various Securities: Total Market
   Value $16,093,390)                                                    15,778             15,778
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,550,120 (collateralized by
   U.S. Government Securities: Total Market
   Value $3,621,013)                                                      3,550              3,550
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $6,311,324 (collateralized by
   U.S. Government Securities: Total Market
   Value $6,462,582)                                                      6,311              6,311
Morgan Stanley
   1.090%, dated 3/31/04,matures 4/1/04,
   repurchase price $7,100,240 (collateralized by
   U.S. Government Securities: Total Market
   Value $7,275,525)                                                      7,100              7,100
Morgan Stanley
   1.133%, dated 3/31/04, matures 4/1/04,
   repurchase price $24,535,303 (collateralized by
   Collateralized Mortgage Obligations &
   Asset-Backed Securities: Total Market
   Value $25,856,828)                                                    24,535             24,535
                                                                                  ----------------
TOTAL REPURCHASE AGREEMENTS                                                                210,713
                                                                                  ----------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $492,061)                                                                         492,061
                                                                                  ----------------
TOTAL INVESTMENTS - 134.7%
   (Cost $1,757,735)                                                                     1,888,380
                                                                                  ----------------
OTHER ASSETS AND LIABILITIES, NET - (34.7)%                                               (486,676)
                                                                                  ----------------
TOTAL NET ASSETS - 100.0%                                                         $      1,401,704
                                                                                  ----------------

* Non-income producing security

(a) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a market value of $474,614,129 at March 31, 2004. See note 2 in Notes to Financial Statements.

(b) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

ADR - American Depositary Receipt

Cl - Class

The accompanying notes are an integral part of the financial statements.

LARGE CAP SELECT FUND

DESCRIPTION                                                              SHARES        VALUE (000)
--------------------------------------------------------------------------------------------------
COMMON STOCKS - 90.3%
CONSUMER DISCRETIONARY - 7.6%
Clear Channel Communications (a)                                         72,940   $          3,089
Gap (a)                                                                 186,120              4,080
Hilton Hotels                                                           103,920              1,688
Marvel Enterprises* (a)                                                  27,960                537
Sherwin Williams                                                         42,340              1,627
Target                                                                    9,338                421
Time Warner* (a)                                                        231,810              3,908
Tribune (a)                                                              12,790                645
Yum! Brands*                                                             16,450                625
                                                                                  ----------------
                                                                                            16,620
                                                                                  ----------------
CONSUMER STAPLES - 9.8%
Altria Group                                                             45,840              2,496
Clorox                                                                   46,585              2,278
Coca-Cola                                                               117,349              5,903
PepsiCo                                                                  24,470              1,318
Procter & Gamble                                                         49,109              5,151
Wal-Mart Stores                                                          70,486              4,207
                                                                                  ----------------
                                                                                            21,353
                                                                                  ----------------
ENERGY - 6.8%
Apache                                                                   38,362              1,656
BP, ADR (a)                                                              77,500              3,968
ConocoPhillips                                                           12,901                901
Exxon Mobil                                                              87,260              3,629
Halliburton (a)                                                         100,366              3,050
National-Oilwell*                                                        54,080              1,529
                                                                                  ----------------
                                                                                            14,733
                                                                                  ----------------
FINANCIALS - 20.5%
Allstate                                                                 58,352              2,653
American Express (a)                                                     30,010              1,556
American International Group (a)                                         52,367              3,736
Arch Cap Group*                                                          33,040              1,389
Bank of America (a)                                                      50,259              4,070
Bank One                                                                  7,992                436
Capital One Financial (a)                                                27,140              2,047
CIT Group (a)                                                            46,370              1,764
Citigroup                                                               199,850             10,332
Everest Re Group (a)                                                     21,370              1,826
Fannie Mae                                                               43,645              3,245
Goldman Sachs Group (a)                                                  23,251              2,426
Hartford Financial Services Group (a)                                     6,980                445
J. P. Morgan Chase (a)                                                   56,860              2,385
Lehman Brothers Holdings (a)                                             12,400              1,028
MBNA                                                                     51,670              1,428
Merrill Lynch                                                            31,750              1,891
PMI Group (a)                                                            14,680                548
State Street                                                             27,640              1,441
                                                                                  ----------------
                                                                                            44,646
                                                                                  ----------------
HEALTH CARE - 13.3%
Aetna (a)                                                                19,090              1,713
Amgen*                                                                    8,712                507
Boston Scientific*                                                       31,160              1,321
Caremark Rx* (a)                                                         60,560              2,014
HCA (a)                                                                 103,020              4,185
Johnson & Johnson                                                        83,691              4,245
Medtronic                                                                23,655              1,129
Pfizer                                                                  247,918   $          8,689
Quest Diagnostics (a)                                                     9,980                827
St. Jude Medical*                                                        13,860                999
UnitedHealth Group                                                       45,144              2,909
Zimmer Holdings*                                                          5,800                428
                                                                                  ----------------
                                                                                            28,966
                                                                                  ----------------
INDUSTRIALS - 6.6%
3M                                                                       28,614              2,343
Danaher (a)                                                               9,460                883
Deere & Company (a)                                                      17,570              1,218
Emerson Electric                                                         36,430              2,183
Fastenal (a)                                                             17,970                965
General Electric                                                        135,238              4,127
Union Pacific                                                             9,217                551
United Technologies (a)                                                  23,195              2,002
                                                                                  ----------------
                                                                                            14,272
                                                                                  ----------------
INFORMATION TECHNOLOGY  22.0%
Avaya* (a)                                                              105,390              1,674
Broadcom, CI A*                                                          19,780                775
Cadence Design Systems* (a)                                              91,840              1,354
Cisco Systems*                                                          115,919              2,726
Dell*                                                                    52,502              1,765
eBay* (a)                                                                14,040                973
EMC*                                                                    128,003              1,742
Hewlett-Packard                                                         149,160              3,407
IBM                                                                      27,502              2,526
Intel                                                                   235,716              6,411
Maxim Integrated Products (a)                                            10,840                510
Microsoft                                                               207,676              5,186
Motorola                                                                 42,620                750
National Semiconductor* (a)                                              20,060                891
NCR* (a)                                                                138,120              6,086
Nokia, ADR, CI A                                                         93,216              1,890
Nortel Networks*                                                        213,050              1,265
PeopleSoft* (a)                                                          55,610              1,028
QUALCOMM                                                                 23,773              1,579
Research in Motion* (a)                                                  22,790              2,127
Xilinx* (a)                                                              45,940              1,746
Yahoo!* (a)                                                              32,010              1,555
                                                                                  ----------------
                                                                                            47,966
                                                                                  ----------------
MATERIALS - 2.3%
Agrium                                                                   43,270                636
Dow Chemical                                                             67,900              2,735
MeadWestvaco (a)                                                         21,070                596
Weyerhaeuser                                                             16,000              1,048
                                                                                  ----------------
                                                                                             5,015
                                                                                  ----------------
TELECOMMUNICATION SERVICES - 1.1%
BellSouth (a)                                                            21,380                592
SBC Communications (a)                                                   27,530                676
Verizon Communications                                                   28,198              1,030
                                                                                  ----------------
                                                                                             2,298
                                                                                  ----------------
UTILITIES - 0.3%
Exelon                                                                    9,351                644
                                                                                  ----------------
TOTAL COMMON STOCKS
   (Cost $183,348)                                                                         196,513
                                                                                  ----------------

DESCRIPTION                                                    SHARES/PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 12.4%
U.S. TREASURY OBLIGATION - 0.5%
United States Treasury Bill (b)
   0.950%, 09/09/04                                            $          1,200   $          1,195
                                                                                  ----------------
TOTAL U.S. TREASURY OBLIGATION                                                               1,195
                                                                                  ----------------
AFFILIATED MONEY MARKET FUND - 11.9%
First American Prime Obligations Fund, CI Z (c)                      25,992,644             25,993
                                                                                  ----------------
TOTAL AFFILIATED MONEY MARKET FUND                                                          25,993
                                                                                  ----------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $27,188)                                                                           27,188
                                                                                  ----------------
INVESTMENTS PURCHASED WITH PROCEEDS FROM
   SECURITIES LENDING - 22.6%
COMMERCIAL PAPER - 6.3%
Bluegrass
   1.160%, 11/18/04                                            $            197                197
   1.160%, 2/18/05                                                          197                197
CIBC NY
   1.110%, 9/09/04                                                        1,020              1,020
Concord Min Capital
   1.100%, 4/07/04                                                        1,112              1,112
   1.100%, 4/08/04                                                          363                363
   1.100%, 4/14/04                                                          158                158
Descartes Funding Trust
   1.150%, 11/15/04                                                         394                394
Emerald Trust
   1.063%, 5/06/04                                                          394                394
Ford Credit Floor Plan
   1.063%, 5/03/04                                                        1,182              1,182
Goldman Sachs
   1.163%, 1/18/05                                                          394                394
Independent IV
   1.048%, 10/15/04                                                         513                513
Lakeside Funding
   1.142%, 4/08/04                                                          903                903
Leafs
   1.339%, 4/20/04                                                          544                544
Lehman Brothers
   1.133%, 7/23/04                                                          276                276
   1.123%, 8/23/04                                                          197                197
Moat Funding
   1.157%, 5/05/04                                                          788                788
Morgan Stanley
   1.054%, 6/11/04                                                          394                394
Mortgage Int Network
   1.062%, 4/27/04                                                          394                394
   1.042%, 5/11/04                                                          394                394
   1.063%, 6/07/04                                                          394                394
Norddeutsche Landesbank
   1.110%, 9/09/04                                                          393                393
Orchard Park
   1.180%, 7/06/04                                                          852                852
   1.200%, 10/06/04                                                         276                276
Park Granada
   1.083%, 4/07/04                                                          355                355
   1.063%, 4/13/04                                                          237                237
   1.063%, 4/13/04                                                          631                631
   1.063%, 5/06/04                                                          118                118
Sigma Finance
   1.157%, 5/04/04                                                          788                788
                                                                                  ----------------
TOTAL COMMERCIAL PAPER                                                                      13,858
                                                                                  ----------------
CORPORATE OBLIGATIONS - 5.0%
Allstate Life Global
   1.040%, 2/15/05                                             $            789   $            789
Castle Hill III
   1.211%, 9/16/04                                                          237                237
Duke Funding VI
   1.180%, 4/08/05                                                          477                477
General Electric Capital Corporation
   1.139%, 4/08/05                                                          395                395
Jefferson Pilot
   1.062%, 2/17/05                                                          394                394
Metlife Global Funding
   1.137%, 3/28/05                                                          331                331
   0.991%, 4/15/05                                                          473                473
Merrill Lynch
   1.063%, 4/04/05                                                          789                789
Morgan Stanley
   1.137%, 3/24/05                                                          394                394
Northlake CDO
   1.205%, 3/07/05                                                          237                237
Premium Asset Trust
   1.254%, 6/01/04                                                        1,175              1,175
   1.037%, 12/22/04                                                         591                591
Residential Mortgage Securities
   1.102%, 9/11/04                                                          554                554
Sigma Finance
   1.143%, 8/09/04                                                          789                789
SMM Trust 2003-H
   1.183%, 9/23/04                                                        1,020              1,020
Societe Generale NYC
   1.148%, 12/08/04                                                         789                789
WestDeutsche LandesBank
   1.220%, 6/03/04                                                          631                631
   1.150%, 8/02/04                                                          789                789
                                                                                  ----------------
TOTAL CORPORATE OBLIGATIONS                                                                 10,854
                                                                                  ----------------
MONEY MARKET FUNDS - 0.3%
AIM Short Term Liquid Asset Portfolio                                   118,311                118
Merrill Lynch Premier Institutional Fund                                495,512                496
                                                                                  ----------------
TOTAL MONEY MARKET FUNDS                                                                       614
                                                                                  ----------------
OTHER SHORT-TERM INVESTMENTS - 1.3%
Commonwealth Life
   1.303%, 4/01/04                                             $            398                398
General Electric Capital Assurance
   1.200%, 1/19/05                                                          158                158
HBOS Treasury Services plc
   1.020%, 3/01/05                                                          433                433
Liquid Funding
   1.065%, 8/23/04                                                          394                394
   0.488%, 9/14/04                                                          395                395
Security Life Denver
   1.270%, 7/13/04                                                        1,025              1,025
                                                                                  ----------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                           2,803
                                                                                  ----------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 9.7%
Bear Stearns
   1.200%, dated 3/31/04, matures 4/20/04
   repurchase price $1,578,534 (collateralized by
   Various Securities: Total Market
   Value $1,646,553)                                           $          1,577   $          1,577
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $457,484 (collateralized by
   U.S. Government Securities: Total Market
   Value $466,620)                                                          457                457
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $591,574 (collateralized by
   U.S. Government Securities: Total Market
   Value $603,417)                                                          592                592
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,169,104 (collateralized by
   U.S. Government Securities: Total Market
   Value $2,212,442)                                                      2,169              2,169
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $276,069 (collateralized by
   Collateralized Mortgage Obligations: Total Market
   Value $289,873)                                                          276                276
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $552,138 (collateralized by
   Collateralized Mortgage Obligations: Total Market
   Value $579,736)                                                          552                552
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $631,015 (collateralized by
   Collateralized Mortgage Obligations: Total Market
   Value $662,565)                                                          631                631
Deutsche Bank
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $788,765 (collateralized by U.S.
   Government Securities: Total Market
   Value $804,516)                                                          789                789
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $157,753 (collateralized by
   U.S. Government Securities: Total Market
   Value $160,903)                                                          158                158
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $867,642 (collateralized by
   U.S. Government Securities: Total Market
   Value $884,968)                                                          868                868
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $236,630 (collateralized by
   Corporate Securities: Total Market
   Value $243,941)                                                          237                237
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $552,138 (collateralized by
   Corporate Securities: Total Market
   Value $569,195)                                                          552                552
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $788,768 (collateralized by
   Corporate Securities: Total Market
   Value $813,143)                                             $            789   $            789
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,247,989 (collateralized by
   Corporate Securities: Total Market
   Value $2,317,437)                                                      2,248              2,248
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $394,385 (collateralized by
   Corporate Securities: Total Market
   Value $402,421)                                                          394                394
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $394,385 (collateralized by
   Corporate Securities: Total Market
   Value $406,568)                                                          394                394
J P Morgan
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $410,158 (collateralized by
   U.S. Government Securities: Total Market
   Value $418,374)                                                          410                410
Lehman Brothers
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,971,913 (collateralized by
   Various Securities: Total Market
   Value $2,011,323)                                                      1,972              1,972
Lehman Brothers
   1.200%, dated 3/31/04, matures 4/1/04,
   repurchase price $276,069 (collateralized by
   Corporate Securities: Total Market
   Value $316,623)                                                          276                276
Lehman Brothers
   1.243%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,577,537 (collateralized by
   Various Securities: Total Market
   Value $1,609,032)                                                      1,577              1,577
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $354,944 (collateralized by
   U.S. Government Securities: Total Market
   Value $362,032)                                                          355                355
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $631,012 (collateralized by
   U.S. Government Securities: Total Market
   Value $646,135)                                                          631                631
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $709,889 (collateralized by
   U.S. Government Securities: Total Market
   Value $727,414)                                                          710                710
Morgan Stanley
   1.133%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,453,063 (collateralized by
   Collateralized Mortgage Obligations & Asset-Backed
   Securities: Total Market Value $2,585,190)                             2,453              2,453
                                                                                  ----------------
TOTAL REPURCHASE AGREEMENTS                                                                 21,067
                                                                                  ----------------

DESCRIPTION                                                         VALUE (000)
-------------------------------------------------------------------------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $49,196)                                              $         49,196
                                                               ----------------
TOTAL INVESTMENTS - 125.3%
   (Cost $259,732)                                                      272,897
                                                               ----------------
OTHER ASSETS AND LIABILITIES, NET - (25.3)%                             (55,161)
                                                               ----------------
TOTAL NET ASSETS - 100.0%                                      $        217,736
                                                               ----------------

* Non-income producing security

(a) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a market value of $47,718,362 at March 31, 2004. See note 2 in Notes to Financial Statements.

(b) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.

(c) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

ADR - American Depositary Receipt

CI - Class

The accompanying notes are an integral part of the financial statements.

LARGE CAP VALUE FUND

DESCRIPTION                                                              SHARES        VALUE (000)
--------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 11.9%
Gap (a)                                                               1,400,730   $         30,704
Hilton Hotels                                                         1,462,660             23,768
McDonald's                                                              635,680             18,161
McGraw-Hill                                                              85,210              6,488
Sherwin Williams                                                        646,290             24,837
Time Warner* (a)                                                      2,367,400             39,914
                                                                                  ----------------
                                                                                           143,872
                                                                                  ----------------
CONSUMER STAPLES - 8.6%
Altria Group                                                            280,980             15,299
BJ's Wholesale Club* (a)                                                360,820              9,183
Clorox (a)                                                              248,250             12,142
Coca-Cola                                                               305,070             15,345
Colgate-Palmolive                                                       108,860              5,998
ConAgra Foods (a)                                                       223,210              6,013
H.J. Heinz                                                              215,600              8,040
Kimberly-Clark                                                          190,670             12,031
Procter & Gamble (a)                                                    186,110             19,519
                                                                                  ----------------
                                                                                           103,570
                                                                                  ----------------
ENERGY - 11.3%
Apache                                                                  243,494             10,512
BP, ADR (a)                                                             300,640             15,393
ChevronTexaco                                                           149,330             13,108
ConocoPhillips                                                           97,460              6,804
Exxon Mobil                                                           1,255,184             52,203
Halliburton (a)                                                         796,780             24,214
National-Oilwell*                                                       351,880              9,951
Valero Energy (a)                                                        69,190              4,149
                                                                                  ----------------
                                                                                           136,334
                                                                                  ----------------
FINANCIALS - 35.8%
Allstate                                                                422,530             19,208
American Express (a)                                                    251,150             13,022
American International Group (a)                                        411,060             29,329
Apartment Investment & Management (a)                                   192,620              5,989
Arch Cap Group*                                                         275,300             11,571
Bank of America (a)                                                     492,520             39,884
Bank One                                                                406,680             22,172
CIT Group (a)                                                           633,020             24,086
Citigroup                                                             1,434,572             74,167
City National (a)                                                        94,500              5,661
Everest Re Group (a)                                                    140,900             12,038
Fannie Mae                                                              160,670             11,946
FleetBoston Financial                                                   185,950              8,349
General Growth Properties (a)                                           142,380              5,005
Goldman Sachs Group (a)                                                  60,220              6,284
Hartford Financial Services Group (a)                                   179,730             11,449
J. P. Morgan Chase (a)                                                  715,900             30,032
Marshall & Ilsley                                                       155,910              5,895
Merrill Lynch (a)                                                       254,330             15,148
Morgan Stanley                                                          204,960             11,744
PMI Group (a)                                                           300,500             11,227
Prudential Financial                                                    263,990             11,821
SouthTrust                                                              178,700              5,926
State Street                                                            450,970             23,509
Zions Bancorporation                                                    303,200             17,343
                                                                                  ----------------
                                                                                           432,805
                                                                                  ----------------
HEALTH CARE - 4.0%
Aetna                                                                    88,930   $          7,979
HCA (a)                                                                 400,350             16,262
Johnson & Johnson (a)                                                   471,210             23,900
                                                                                  ----------------
                                                                                            48,141
                                                                                  ----------------
INDUSTRIALS - 7.2%
AMR* (a)                                                                170,440              2,170
Deere & Company (a)                                                     176,640             12,243
Eaton                                                                   352,570             19,811
Emerson Electric                                                        490,530             29,393
General Dynamics (a)                                                     99,290              8,870
Honeywell International                                                 178,870              6,055
Union Pacific                                                           135,920              8,131
                                                                                  ----------------
                                                                                            86,673
                                                                                  ----------------
INFORMATION TECHNOLOGY - 7.4%
Agilent Technologies*                                                   191,800              6,067
Avaya* (a)                                                              273,450              4,342
Cadence Design Systems* (a)                                             614,170              9,053
Hewlett-Packard                                                         936,778             21,396
Intel                                                                   432,160             11,755
Motorola (a)                                                            397,550              6,997
NCR* (a)                                                                435,610             19,193
Nortel Networks*                                                        800,250              4,753
PeopleSoft* (a)                                                         311,710              5,763
                                                                                  ----------------
                                                                                            89,319
                                                                                  ----------------
MATERIALS - 6.4%
Agrium                                                                  855,300             12,573
Alcoa (a)                                                               154,280              5,352
Dow Chemical                                                            735,840             29,640
MeadWestvaco (a)                                                        618,940             17,510
Weyerhaeuser (a)                                                        189,940             12,441
                                                                                  ----------------
                                                                                            77,516
                                                                                  ----------------
TELECOMMUNICATION SERVICES - 4.6%
BellSouth (a)                                                           552,100             15,288
SBC Communications (a)                                                  737,666             18,102
Verizon Communications                                                  609,002             22,253
                                                                                  ----------------
                                                                                            55,643
                                                                                  ----------------
UTILITIES - 2.5%
Duke Energy (a)                                                         294,440              6,654
Exelon                                                                  202,350             13,936
Sempra Energy (a)                                                       320,080             10,178
                                                                                  ----------------
                                                                                            30,768
                                                                                  ----------------
TOTAL COMMON STOCKS
   (Cost $1,099,381)                                                                     1,204,641
                                                                                  ----------------
AFFILIATED PARTY MONEY MARKET FUND - 0.6%
First American Prime Obligations Fund, Cl Z (b)                       7,059,359              7,059
                                                                                  ----------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $7,059)                                                                             7,059
                                                                                  ----------------

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING - 27.4%
COMMERCIAL PAPER - 7.7%
Bluegrass
   1.160%, 11/18/04                                            $          1,331   $          1,331
   1.160%, 2/18/05                                                        1,331              1,331
CIBC NY
   1.110%, 9/09/04                                                        6,886              6,886
Concord Min Capital
   1.100%, 4/07/04                                                        7,505              7,505
   1.100%, 4/08/04                                                        2,448              2,448
   1.100%, 4/14/04                                                        1,064              1,064
Descartes Funding Trust
   1.150%, 11/15/04                                                       2,661              2,661
Emerald Trust
   1.063%, 5/06/04                                                        2,659              2,659
Ford Credit Floor Plan
   1.063%, 5/03/04                                                        7,976              7,976
Goldman Sachs
   1.163%, 1/18/05                                                        2,661              2,661
Independent IV
   1.048%, 10/15/04                                                       3,460              3,460
Lakeside Funding
   1.142%, 4/08/04                                                        6,094              6,094
Leafs
   1.339%, 4/20/04                                                        3,672              3,672
Lehman Brothers
   1.133%, 7/23/04                                                        1,863              1,863
   1.123%, 8/23/04                                                        1,331              1,331
Moat Funding
   1.157%, 5/05/04                                                        5,317              5,317
Morgan Stanley
   1.054%, 6/11/04                                                        2,661              2,661
Mortgage Int Network
   1.062%, 4/27/04                                                        2,659              2,659
   1.042%, 5/11/04                                                        2,658              2,658
   1.063%, 6/07/04                                                        2,656              2,656
Norddeutsche Landesbank
   1.110%, 9/09/04                                                        2,648              2,648
Orchard Park
   1.180%, 7/06/04                                                        5,749              5,749
   1.200%, 10/06/04                                                       1,863              1,863
Park Granada
   1.083%, 4/07/04                                                        2,395              2,395
   1.063%, 4/13/04                                                        1,596              1,596
   1.063%, 4/13/04                                                        4,256              4,256
   1.063%, 5/06/04                                                          798                798
Sigma Finance
   1.157%, 5/04/04                                                        5,317              5,317
                                                                                  ----------------
TOTAL COMMERCIAL PAPER                                                                      93,515
                                                                                  ----------------
CORPORATE OBLIGATIONS - 6.1%
Allstate Life Global
   1.040%, 2/15/05                                                        5,322              5,322
Castle Hill III
   1.211%, 9/16/04                                                        1,597              1,597
Duke Funding VI
   1.180%, 4/08/05                                                        3,220              3,220
General Electric Capital Corporation
   1.139%, 4/08/05                                                        2,665              2,665
Jefferson Pilot
   1.062%, 2/17/05                                                        2,661              2,661

DESCRIPTION                                                    SHARES/PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
Metlife Global Funding
   1.137%, 3/28/05                                             $          2,235   $          2,235
   0.991%, 4/15/05                                                        3,194              3,194
Merrill Lynch
   1.063%, 4/04/05                                                        5,322              5,322
Morgan Stanley
   1.137%, 3/24/05                                                        2,661              2,661
Northlake CDO
   1.205%, 3/07/05                                                        1,597              1,597
Premium Asset Trust
   1.254%, 6/01/04                                                        7,930              7,930
   1.037%, 12/22/04                                                       3,992              3,992
Residential Mortgage Securities
   1.102%, 9/11/04                                                        3,737              3,737
Sigma Finance
   1.143%, 8/09/04                                                        5,322              5,322
SMM Trust 2003-H
   1.183%, 9/23/04                                                        6,886              6,886
Societe Generale NYC
   1.148%, 12/08/04                                                       5,323              5,323
WestDeutsche LandesBank
   1.220%, 6/03/04                                                        4,258              4,258
   1.150%, 8/02/04                                                        5,322              5,322
                                                                                  ----------------
TOTAL CORPORATE OBLIGATIONS                                                                 73,244
                                                                                  ----------------
MONEY MARKET FUNDS - 0.3%
AIM Short Term Liquid Asset Portfolio                                   798,364                798
Merrill Lynch Premier Institutional Fund                              3,343,716              3,344
                                                                                  ----------------
TOTAL MONEY MARKET FUNDS                                                                     4,142
                                                                                  ----------------
OTHER SHORT-TERM INVESTMENTS - 1.6%
Commonwealth Life
   1.303%, 4/01/04                                             $          2,687              2,687
General Electric Capital Assurance
   1.200%, 1/19/05                                                        1,065              1,065
HBOS Treasury Services plc
   1.020%, 3/01/05                                                        2,924              2,924
Liquid Funding
   1.065%, 8/23/04                                                        2,661              2,661
   0.488%, 9/14/04                                                        2,661              2,661
Security Life Denver
   1.270%, 7/13/04                                                        6,919              6,919
                                                                                  ----------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                          18,917
                                                                                  ----------------
REPURCHASE AGREEMENTS - 11.7%
Bear Stearns
   1.200%, dated 3/31/04, matures 4/20/04,
   repurchase price $10,651,946 (collateralized by
   Various Securities: Total Market
   Value $11,110,936)                                                    10,645             10,645
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,087,100 (collateralized by
   U.S. Government Securities: Total Market
   Value $3,148,751)                                                      3,087              3,087
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,991,940 (collateralized by
   U.S. Government Securities: Total Market
   Value $4,071,855)                                                      3,992              3,992

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $14,637,112 (collateralized by
   U.S. Government Securities: Total Market
   Value $14,929,554)                                          $         14,637   $         14,637
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,862,912 (collateralized by
   Collateralized Mortgage Obligations: Total Market
   Value $1,956,064)                                                      1,863              1,863
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,725,824 (collateralized by
   Collateralized Mortgage Obligations: Total Market
   Value $3,912,059)                                                      3,726              3,726
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,258,085 (collateralized by
   Collateralized Mortgage Obligations: Total Market
   Value $4,470,987)                                                      4,258              4,258
Deutsche Bank
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,322,585 (collateralized by
   U.S. Government Securities: Total Market
   Value $5,428,873)                                                      5,322              5,322
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,064,517 (collateralized by
   U.S. Government Securities: Total Market
   Value $1,085,775)                                                      1,064              1,064
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,854,843 (collateralized by
   U.S. Government Securities: Total Market
   Value $5,971,761)                                                      5,855              5,855
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,596,781 (collateralized by
   Corporate Securities: Total Market
   Value $1,646,111)                                                      1,597              1,597
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,725,823 (collateralized by
   Corporate Securities: Total Market
   Value $3,840,926)                                                      3,726              3,726
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,322,604 (collateralized by
   Corporate Securities: Total Market
   Value $5,487,090)                                                      5,322              5,322
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $15,169,422 (collateralized by
   Corporate Securities: Total Market
   Value $15,638,057)                                                    15,169             15,169
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,661,307 (collateralized by
   Corporate Securities: Total
   Market Value $2,715,535)                                               2,661              2,661
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,661,307 (collateralized by
   Corporate Securities: Total Market
   Value $2,743,521)                                                      2,661              2,661
J P Morgan
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,767,745 (collateralized by
   U.S. Government Securities: Total Market
   Value $2,823,187)                                           $          2,768   $          2,768
Lehman Brothers
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $13,306,462 (collateralized by
   Various Securities: Total Market
   Value $13,572,403)                                                    13,306             13,306
Lehman Brothers
   1.200%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,862,911 (collateralized by
   Corporate Securities: Total Market
   Value $2,136,573)                                                      1,863              1,863
Lehman Brothers
   1.243%, dated 3/31/04, matures 4/1/04,
   repurchase price $10,645,217 (collateralized by
   Various Securities: Total Market
   Value $10,857,747)                                                    10,645             10,645
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,395,164 (collateralized by
   U.S. Government Securities: Total Market
   Value $2,442,993)                                                      2,395              2,395
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,258,069 (collateralized by
   U.S. Government Securities: Total Market
   Value $4,360,118)                                                      4,258              4,258
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $4,790,327 (collateralized by
   U.S. Government Securities: Total Market
   Value $4,908,587)                                                      4,790              4,790
Morgan Stanley
   1.133%, dated 3/31/04, matures 4/1/04,
   repurchase price $16,553,262 (collateralized by
   Collateralized Mortgage Obligations & Asset-Backed
   Securities: Total Market Value $17,444,857)                           16,553             16,553
                                                                                  ----------------
TOTAL REPURCHASE AGREEMENTS                                                                142,163
                                                                                  ----------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $331,981)                                                                         331,981
                                                                                  ----------------
TOTAL INVESTMENTS - 127.5%
   (Cost $1,438,421)                                                                     1,543,681
                                                                                  ----------------
OTHER ASSETS AND LIABILITIES, NET - (27.5)%                                               (333,345)
                                                                                  ----------------
TOTAL NET ASSETS - 100.0%                                                         $      1,210,336
                                                                                  ----------------

* Non-income producing security

(a) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a market value of $322,715,941 at March 31, 2004. See note 2 in Notes to Financial Statements.

(b) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

ADR - American Depositary Receipt

Cl - Class

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2004 (unaudited), in thousands, except per share data

                                                                                LARGE CAP GROWTH       LARGE CAP      LARGE CAP
                                                                              OPPORTUNITIES FUND     SELECT FUND     VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+                            $        1,880,896    $    246,904   $  1,536,622
Investments in affiliated money market fund, at value**                                    7,484          25,993          7,059
Cash                                                                                       8,537             865             --
Receivable for dividends and interest                                                      1,309             221          1,527
Receivable for investment securities sold                                                  9,348          10,502         97,042
Receivable for capital shares sold                                                           790           6,179            683
Prepaid expenses and other assets                                                             53              51             38
-------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                           1,908,417         290,715      1,642,971
===============================================================================================================================
LIABILITIES:
Payable for investment securities purchased                                                9,553          23,577         98,035
Payable upon return of securities loaned                                                 492,061          49,196        331,981
Payable for capital shares redeemed                                                        3,919              42          1,625
Payable for variation margin                                                                  --              16             --
Payable for advisory, co-administration, and custodian fees                                1,093             148            925
Payable for distribution and shareholder servicing fees                                       70              --             59
Accrued expenses and other liabilities                                                        17              --             10
-------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                        506,713          72,979        432,635
===============================================================================================================================
NET ASSETS                                                                    $        1,401,704    $    217,736   $  1,210,336
===============================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                             $        1,457,048    $    198,141   $  1,149,027
Undistributed (distributions in excess of) net investment income                             (27)             34            315
Accumulated net realized gain (loss) on investments                                     (185,962)          6,234        (44,266)
Net unrealized appreciation of investments                                               130,645          13,165        105,260
Net unrealized appreciation of futures contracts                                              --             162             --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                    $        1,401,704    $    217,736   $  1,210,336
===============================================================================================================================
  *   Investments in unaffiliated securities, at cost                         $        1,750,251    $    233,739   $  1,431,362
 **   Investments in affiliated money market fund, at cost                    $            7,484    $     25,993   $      7,059
  +   Including securities loaned, at value                                   $          474,614    $     47,718   $    322,716

CLASS A:
Net assets                                                                    $          112,059    $        916   $    108,410
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                  4,367              72          6,308
Net asset value and redemption price per share                                $            25.66    $      12.70   $      17.19
Maximum offering price per share (1)                                          $            27.15    $      13.44   $      18.19

CLASS B:
Net assets                                                                    $           37,642    $        279   $     32,003
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                  1,521              22          1,898
Net asset value, offering price, and redemption price per share (2)           $            24.75    $      12.63   $      16.86

CLASS C:
Net assets                                                                    $           14,553    $         61   $      7,298
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                    577               5            428
Net asset value, offering price, and redemption price per share (2)           $            25.24    $      12.64   $      17.06

CLASS S:
Net assets                                                                    $            5,756    $          1   $      9,131
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                    224              --            531
Net asset value, offering price, and redemption price per share               $            25.66    $      12.68   $      17.19

CLASS Y:
Net assets                                                                    $        1,231,694    $    216,479   $  1,053,494
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                 46,863          17,038         61,128
Net asset value, offering price, and redemption price per share               $            26.28    $      12.71   $      17.23

 (1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
 (2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the six months ended March 31, 2004 (unaudited), in thousands

                                                                 LARGE CAP GROWTH       LARGE CAP       LARGE CAP
                                                               OPPORTUNITIES FUND     SELECT FUND      VALUE FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from unaffiliated securities                          $               --    $          5    $         --
Interest from affiliated money market fund                                     65              72              49
Dividends                                                                   7,134           1,259          12,022
Less: Foreign taxes withheld                                                  (91)            (15)            (43)
Securities lending                                                            140              13             104
Other income                                                                    2              --              76
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                     7,250           1,334          12,208
=================================================================================================================
EXPENSES:
Investment advisory fees                                                    4,377             575           3,743
Co-administration fees and expenses (including per account
 transfer agency fees)                                                      1,804             222           1,527
Custodian fees                                                                 67               9              58
Directors' fees                                                                11               1               9
Registration fees                                                              19              10              20
Professional fees                                                              23               1              19
Printing                                                                       14               1              11
Other                                                                          22               1              18
Distribution and shareholder servicing fees - Class A                         127               1             119
Distribution and shareholder servicing fees - Class B                         191               1             162
Distribution and shareholder servicing fees - Class C                          77              --              37
Shareholder servicing fees - Class S                                           21              --              30
-----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                              6,753             822           5,753
=================================================================================================================
Less: Fee waivers                                                            (276)            (25)           (222)
-----------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                          6,477             797           5,531
=================================================================================================================
INVESTMENT INCOME - NET                                                       773             537           6,677
=================================================================================================================
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES
CONTRACTS - NET:
Net realized gain on investments                                           81,461           5,706         126,724
Net realized gain on futures contracts                                         --           1,195              --
Net change in unrealized appreciation or depreciation of
 investments                                                               71,241          10,062          25,767
Net change in unrealized appreciation or depreciation of
 futures contracts                                                             --             277              --
-----------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FUTURES CONTRACTS                             152,702          17,240         152,491
=================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $          153,475    $     17,777    $    159,168
=================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousand

                                                     LARGE CAP GROWTH                     LARGE CAP                     LARGE CAP
                                                   OPPORTUNITIES FUND                   SELECT FUND                    VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                               10/1/03        10/1/02        10/1/03    1/31/03 (2)        10/1/03        10/1/02
                                                    TO             TO             TO             TO             TO             TO
                                               3/31/04        9/30/03        3/31/04        9/30/03        3/31/04        9/30/03
---------------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
OPERATIONS:
Investment income - net                    $       773    $     2,263    $       537    $       212    $     6,677    $    15,213
Net realized gain (loss) on investments         81,461         (8,348)         5,706            645        126,724        (74,910)
Net realized gain on futures                        --             --          1,195            244             --             --
Net change in unrealized appreciation or
 depreciation of investments                    71,241        181,534         10,062          3,103         25,767        235,175
Net change in unrealized appreciation or
 depreciation of futures contracts                  --             --            277           (115)            --             --
---------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
 operations                                    153,475        175,449         17,777          4,089        159,168        175,478
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                         (43)           (72)            (1)            --           (434)        (1,096)
   Class B                                          --             (1)            --             --            (63)          (194)
   Class C                                          --             (2)            --             --            (14)           (42)
   Class S                                          (7)           (15)            --             --           (111)          (325)
   Class Y                                        (962)        (2,319)          (507)          (207)        (5,740)       (13,005)
Net realized gain on investments:
   Class A                                          --             --             (3)            --             --             --
   Class B                                          --             --             (1)            --             --             --
   Class C                                          --             --             --             --             --             --
   Class S                                          --             --             --             --             --             --
   Class Y                                          --             --         (1,552)            --             --             --
Return of capital:
   Class A                                          --             --             --             --             --             (9)
   Class B                                          --             --             --             --             --             (3)
   Class C                                          --             --             --             --             --             (1)
   Class S                                          --             --             --             --             --             (3)
   Class Y                                          --             --             --             --             --            (91)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (1,012)        (2,409)        (2,064)          (207)        (6,362)       (14,769)
=================================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                          19,547         14,680            775            207         17,879         12,490
   Reinvestment of distributions                    42             68              4             --            408          1,055
   Payments for redemptions                    (12,382)       (16,989)          (113)            (1)       (10,798)       (24,446)
   Shares issued in connection with the
     acquisition of Fund net assets                 --         56,074             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 Class A transactions                            7,207         53,833            666            206          7,489        (10,901)
---------------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                           1,276          1,467            161            110            575          1,108
   Reinvestment of distributions                    --              1              1             --             62            195
   Payments for redemptions                     (5,814)        (6,688)           (11)            --         (4,041)        (9,181)
   Shares issued in connection with the
     acquisition of Fund net assets                 --         33,725             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 Class B transactions                           (4,538)        28,505            151            110         (3,404)        (7,878)
---------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                             704          3,480             34             32            500          1,111
   Reinvestment of distributions                    --              2             --             --             14             42
   Payments for redemptions                     (3,297)        (2,744)            (3)            (7)        (1,065)        (2,932)
   Shares issued in connection with the
     acquisition of Fund net assets                 --         11,793             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 Class C transactions                           (2,593)        12,531             31             25           (551)        (1,779)
---------------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                           1,415          5,934              1              1          2,384          7,302
   Reinvestment of distributions                     7             12             --             --            111            323
   Payments for redemptions                    (13,486)        (3,637)            (1)            --        (20,665)       (11,536)
   Shares issued in connection with the
     acquisition of Fund net assets                 --          8,878             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 Class S transactions                          (12,064)        11,187             --              1        (18,170)        (3,911)
---------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                         220,937        293,846         81,113        123,607        175,079        148,267
   Reinvestment of distributions                   490            955          1,709            126          3,937          8,829
   Payments for redemptions                   (194,811)      (317,222)        (8,393)        (1,211)      (130,817)      (245,103)
   Shares issued in connection with the
     acquisition of Fund net assets                 --        418,499             --             --             --             --
   Shares issued in connection with the
     acquisition of Common Trust Fund
     net assets                                     --        273,701             --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 Class Y transactions                           26,616        669,779         74,429        122,522         48,199        (88,007)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 capital share transactions                     14,628        775,835         75,277        122,864         33,563       (112,476)
---------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                   167,091        948,875         90,990        126,746        186,369         48,233
NET ASSETS AT BEGINNING OF PERIOD            1,234,613        285,738        126,746             --      1,023,967        975,734
=================================================================================================================================
NET ASSETS AT END OF PERIOD                $ 1,401,704    $ 1,234,613    $   217,736    $   126,746    $ 1,210,336    $ 1,023,967
=================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS
 OF) NET INVESTMENT INCOME AT END OF
 PERIOD                                    $       (27)   $       212    $        34    $         5    $       315    $        --
=================================================================================================================================

 (1) See Note 4 in Notes to Financial Statements for additional information.
 (2) Commencement of operations.

The accompanying notes are an integral part of the financial statements.

                 (This page has been left blank intentionally.)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.


                                                REALIZED AND
                   NET ASSET                      UNREALIZED     DIVIDENDS                      NET ASSET
                       VALUE             NET           GAINS      FROM NET     DISTRIBUTIONS        VALUE
                   BEGINNING      INVESTMENT     (LOSSES) ON    INVESTMENT          FROM NET       END OF
                   OF PERIOD   INCOME (LOSS)     INVESTMENTS        INCOME    REALIZED GAINS       PERIOD
---------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH
  OPPORTUNITIES
  FUND (1) (2)
Class A
   2004 (3)        $   22.84   $       (0.01)   $       2.84    $    (0.01)   $           --    $   25.66
   2003                19.16              --            3.73         (0.05)               --        22.84
   2002                24.44              --           (5.23)        (0.05)               --        19.16
   2001 (4)            43.33           (0.01)         (14.00)           --             (4.88)       24.44
   2000 (5)            37.96           (0.15)           7.55            --             (2.03)       43.33
   1999 (5)            35.72           (0.12)           6.42         (0.02)            (4.04)       37.96
Class B
   2004 (3)        $   22.10   $       (0.10)   $       2.75    $       --    $           --    $   24.75
   2003                18.64           (0.18)           3.64            --                --        22.10
   2002                23.94           (0.18)          (5.09)        (0.03)               --        18.64
   2001 (4)            42.80           (0.22)         (13.76)           --             (4.88)       23.94
   2000 (5)            37.78           (0.47)           7.52            --             (2.03)       42.80
   1999 (5) (6)        36.92           (0.29)           1.15            --                --        37.78
Class C
   2004 (3)        $   22.55   $       (0.10)   $       2.79    $       --    $           --    $   25.24
   2003                19.03           (0.18)           3.72         (0.02)               --        22.55
   2002                24.44           (0.18)          (5.19)        (0.04)               --        19.03
   2001 (7)            23.75              --            0.69            --                --        24.44
Class S
   2004 (3)        $   22.85   $       (0.01)   $       2.83    $    (0.01)   $           --    $   25.66
   2003                19.17              --            3.73         (0.05)               --        22.85
   2002                24.45              --           (5.23)        (0.05)               --        19.17
   2001 (8)            35.53           (0.01)         (11.07)           --                --        24.45
Class Y
   2004 (3)        $   23.38   $        0.02    $       2.90    $    (0.02)   $           --    $   26.28
   2003                19.59            0.07            3.80         (0.08)               --        23.38
   2002                24.93            0.06           (5.33)        (0.07)               --        19.59
   2001 (4)            44.00            0.06          (14.25)           --             (4.88)       24.93
   2000 (5)            38.42           (0.04)           7.65            --             (2.03)       44.00
   1999 (5)            36.05           (0.02)           6.47         (0.04)            (4.04)       38.42

LARGE CAP SELECT
  FUND (2) (9)
Class A
   2004 (3)        $   11.45   $        0.02    $       1.37    $    (0.03)   $        (0.11)   $   12.70
   2003                10.00            0.03            1.46         (0.04)               --        11.45
Class B
   2004 (3)        $   11.41   $       (0.03)   $       1.36   $        --    $        (0.11)   $   12.63
   2003                10.00           (0.03)           1.45         (0.01)               --        11.41
Class C
   2004 (3)        $   11.42   $       (0.03)   $       1.36   $        --    $        (0.11)   $   12.64
   2003                10.00           (0.02)           1.45         (0.01)               --        11.42
Class S
   2004 (3)        $   11.44   $        0.02    $       1.35    $    (0.02)   $        (0.11)   $   12.68
   2003                10.00            0.03            1.44         (0.03)               --        11.44
Class Y
   2004 (3)        $   11.45   $        0.04    $       1.37    $    (0.04)   $        (0.11)   $   12.71
   2003                10.00            0.05            1.45         (0.05)               --        11.45

 (1) The financial highlights for the Large Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Large Cap Growth Opportunities Fund on September 24,2001. In connection with such acquisition, (i) Class A shares of the Firstar Large Cap Core Fund were exchanged for Class A shares of the First American Large Cap Growth Opportunities Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.
 (2) Per share data calculated using average shares outstanding method.
 (3) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
 (4) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.
 (5) For the fiscal period ended October 31.

The accompanying notes are an integral part of the financial statements.

                                                                                       RATIO OF         RATIO OF NET
                                                                   RATIO OF NET     EXPENSES TO           INVESTMENT
                                                     RATIO OF        INVESTMENT         AVERAGE        INCOME (LOSS)
                                     NET ASSETS   EXPENSES TO     INCOME (LOSS)      NET ASSETS       TO AVERAGE NET     PORTFOLIO
                         TOTAL           END OF       AVERAGE        TO AVERAGE      (EXCLUDING    ASSETS (EXCLUDING      TURNOVER
                   RETURN (10)     PERIOD (000)    NET ASSETS        NET ASSETS        WAIVERS)             WAIVERS)          RATE
----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH
  OPPORTUNITIES
  FUND (1) (2)
Class A
   2004 (3)              12.40%    $    112,059          1.15%            (0.07)%          1.19%               (0.11)%          60%
   2003                  19.50           93,331          1.15             (0.02)           1.19                (0.06)           83
   2002                 (21.46)          24,647          1.15             (0.02)           1.22                (0.09)           43
   2001 (4)             (35.83)          34,330          1.20             (0.04)           1.24                (0.08)           40
   2000 (5)              19.92           51,232          1.20             (0.35)           1.21                (0.36)           60
   1999 (5)              17.92           47,238          1.19             (0.31)           1.20                (0.32)           59
Class B
   2004 (3)              11.99%    $     37,642          1.90%            (0.82)%          1.94%               (0.86)%          60%
   2003                  18.58           37,853          1.90             (0.84)           1.94                (0.88)           83
   2002                 (22.06)           2,928          1.90             (0.75)           1.97                (0.82)           43
   2001 (4)             (36.28)           2,954          1.93             (0.79)           1.97                (0.83)           40
   2000 (5)              19.06            1,483          1.95             (1.10)           1.96                (1.11)           60
   1999 (5) (6)           2.33              722          1.96             (1.17)           1.97                (1.18)           59
Class C
   2004 (3)              11.93%    $     14,553          1.90%            (0.82)%          1.94%               (0.86)%          60%
   2003                  18.60           15,365          1.90             (0.81)           1.94                (0.85)           83
   2002                 (22.03)             476          1.90             (0.73)           1.97                (0.80)           43
   2001 (7)               2.95               --            --                --              --                   --            40
Class S
   2004 (3)              12.34%    $      5,756          1.15%            (0.08)%          1.19%               (0.12)%          60%
   2003                  19.51           15,890          1.15             (0.01)           1.19                (0.05)           83
   2002                 (21.45)           2,376          1.15                --            1.22                (0.07)           43
   2001 (8)             (31.16)           2,802          1.18             (0.03)           1.22                (0.07)           40
Class Y
   2004 (3)              12.50%    $  1,231,694          0.90%             0.18%           0.94%                0.14%           60%
   2003                  19.78        1,072,174          0.90              0.31            0.94                 0.27            83
   2002                 (21.23)         255,311          0.90              0.24            0.97                 0.17            43
   2001 (4)             (35.70)         316,213          0.94              0.20            0.98                 0.16            40
   2000 (5)              20.24          339,166          0.95             (0.10)           0.96                (0.11)           60
   1999 (5)              18.18          306,832          0.94             (0.06)           0.95                (0.07)           59

LARGE CAP SELECT
  FUND (2) (9)
Class A
   2004 (3)              12.20%    $        916          1.15%             0.35%           1.18%                0.32%           49%
   2003                  14.91              215          1.15              0.42            1.24                 0.33            65
Class B
   2004 (3)              11.77%    $        279          1.90%            (0.40)%          1.93%               (0.43)%          49%
   2003                  14.18              113          1.90             (0.35)           1.99                (0.44)           65
Class C
   2004 (3)              11.78%    $         61          1.90%            (0.42)%          1.93%               (0.45)%          49%
   2003                  14.27               26          1.90             (0.32)           1.99                (0.41)           65
Class S
   2004 (3)              12.10%    $          1          1.15%             0.31%           1.18%                0.28%           49%
   2003                  14.76                1          1.15              0.39            1.24                 0.30            65
Class Y
   2004 (3)              12.39%    $    216,479          0.90%             0.61%           0.93%                0.58%           49%
   2003                  15.02          126,391          0.90              0.71            0.99                 0.62            65

 (6) Class of shares has been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
 (7) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
 (8) Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
 (9) Commenced operations on January 31, 2003. All ratios for the period have been annualized, except total return and portfolio turnover.
 (10) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.


                                                REALIZED AND
                   NET ASSET                      UNREALIZED     DIVIDENDS                      NET ASSET
                       VALUE             NET           GAINS      FROM NET     DISTRIBUTIONS        VALUE
                   BEGINNING      INVESTMENT     (LOSSES) ON    INVESTMENT          FROM NET       END OF
                   OF PERIOD          INCOME     INVESTMENTS        INCOME    REALIZED GAINS       PERIOD
---------------------------------------------------------------------------------------------------------
LARGE CAP VALUE
  FUND
Class A
   2004 (1) (2)    $   14.97   $        0.08    $       2.22    $    (0.08)   $           --    $   17.19
   2003 (1)            12.77            0.18            2.20         (0.18)               --        14.97
   2002 (1)            15.98            0.14           (3.21)        (0.14)               --        12.77
   2001 (1)            20.59            0.16           (2.67)        (0.16)            (1.94)       15.98
   2000                23.12            0.17            0.22         (0.17)            (2.75)       20.59
   1999                22.39            0.19            4.44         (0.20)            (3.70)       23.12
Class B
   2004 (1) (2)    $   14.70   $        0.02    $       2.17    $    (0.03)   $           --    $   16.86
   2003 (1)            12.55            0.08            2.15         (0.08)               --        14.70
   2002 (1)            15.71            0.02           (3.15)        (0.03)               --        12.55
   2001 (1)            20.30            0.02           (2.63)        (0.04)            (1.94)       15.71
   2000                22.87            0.05            0.18         (0.05)            (2.75)       20.30
   1999                22.21            0.07            4.36         (0.07)            (3.70)       22.87
Class C
   2004 (1) (2)    $   14.87   $        0.02    $       2.20    $    (0.03)   $           --    $   17.06
   2003 (1)            12.70            0.08            2.17         (0.08)               --        14.87
   2002 (1)            15.90            0.02           (3.19)        (0.03)               --        12.70
   2001 (1)            20.51            0.02           (2.65)        (0.04)            (1.94)       15.90
   2000                23.09            0.06            0.17         (0.06)            (2.75)       20.51
   1999 (3)            22.79            0.08            0.30         (0.08)               --        23.09
Class S (1)
   2004 (2)        $   14.96   $        0.08    $       2.23    $    (0.08)   $           --    $   17.19
   2003                12.77            0.18            2.19         (0.18)               --        14.96
   2002                15.97            0.13           (3.18)        (0.15)               --        12.77
   2001 (4)            15.32              --            0.65            --                --        15.97
Class Y
   2004 (1) (2)    $   15.01   $        0.10    $       2.22    $    (0.10)   $           --    $   17.23
   2003 (1)            12.80            0.22            2.20         (0.21)               --        15.01
   2002 (1)            16.02            0.18           (3.22)        (0.18)               --        12.80
   2001 (1)            20.64            0.21           (2.68)        (0.21)            (1.94)       16.02
   2000                23.17            0.23            0.21         (0.22)            (2.75)       20.64
   1999                22.42            0.25            4.46         (0.26)            (3.70)       23.17

 (1) Per share data calculated using average shares outstanding method.
 (2) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
 (3) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
 (4) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
 (5) Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

                                                                                       RATIO OF         RATIO OF NET
                                                                   RATIO OF NET     EXPENSES TO           INVESTMENT
                                                     RATIO OF        INVESTMENT         AVERAGE        INCOME (LOSS)
                                     NET ASSETS   EXPENSES TO     INCOME (LOSS)      NET ASSETS       TO AVERAGE NET     PORTFOLIO
                         TOTAL           END OF       AVERAGE        TO AVERAGE      (EXCLUDING    ASSETS (EXCLUDING      TURNOVER
                    RETURN (5)     PERIOD (000)    NET ASSETS        NET ASSETS        WAIVERS)             WAIVERS)          RATE
----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE
  FUND
Class A
   2004 (1) (2)          15.36%    $    108,410          1.15%             0.98%           1.19%                0.94%           69%
   2003 (1)              18.71           88,024          1.15              1.30            1.20                 1.25            94
   2002 (1)             (19.37)          85,182          1.15              0.86            1.20                 0.81            82
   2001 (1)             (13.72)          94,064          1.05              0.88            1.15                 0.78            64
   2000                   0.92          138,146          1.05             (0.45)           1.13                (0.53)           68
   1999                  21.93          177,251          1.05              0.82            1.15                 0.72            61
Class B
   2004 (1) (2)          14.92%    $     32,003          1.90%             0.23%           1.94%                0.19%           69%
   2003 (1)              17.83           30,987          1.90              0.56            1.95                 0.51            94
   2002 (1)             (19.96)          33,720          1.90              0.11            1.95                 0.06            82
   2001 (1)             (14.42)          38,108          1.80              0.13            1.90                 0.03            64
   2000                   0.17           49,662          1.80             (1.20)           1.88                (1.28)           68
   1999                  21.07           61,711          1.80              0.07            1.90                (0.03)           61
Class C
   2004 (1) (2)          14.94%    $      7,298          1.90%             0.23%           1.94%                0.19%           69%
   2003 (1)              17.76            6,844          1.90              0.56            1.95                 0.51            94
   2002 (1)             (19.97)           7,524          1.90              0.11            1.95                 0.06            82
   2001 (1)             (14.36)          10,141          1.80              0.12            1.90                 0.02            64
   2000                   0.17            6,551          1.80             (1.20)           1.88                (1.28)           68
   1999 (3)               1.65            1,398          1.80                --            1.90                (0.10)           61
Class S (1)
   2004 (2)              15.43%    $      9,131          1.15%             0.99%           1.19%                0.95%           69%
   2003                  18.63           23,845          1.15              1.30            1.20                 1.25            94
   2002                 (19.36)          24,129          1.15              0.90            1.20                 0.85            82
   2001 (4)               4.24               --            --                --              --                   --            64
Class Y
   2004 (1) (2)          15.44%    $  1,053,494          0.90%             1.22%           0.94%                1.18%           69%
   2003 (1)              19.04          874,267          0.90              1.55            0.95                 1.50            94
   2002 (1)             (19.22)         825,179          0.90              1.11            0.95                 1.06            82
   2001 (1)             (13.53)         970,190          0.80              1.13            0.90                 1.03            64
   2000                   1.17        1,186,787          0.80             (0.20)           0.88                (0.28)           68
   1999                  22.28        1,343,207          0.80              1.07            0.90                 0.97            61

SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)

BALANCED FUND

DESCRIPTION                                                              SHARES        VALUE (000)
--------------------------------------------------------------------------------------------------
COMMON STOCKS - 62.3%
CONSUMER DISCRETIONARY - 6.8%
American Eagle Outfitters* (a)                                           10,200   $            275
AnnTaylor Stores* (a)                                                     5,220                224
Autozone* (a)                                                             2,936                252
Best Buy                                                                  6,629                343
Black & Decker (a)                                                        2,182                124
CBRL Group                                                                3,740                148
Clear Channel Communications                                            115,463              4,890
Collins & Aikman*                                                        30,580                168
Cooper Tire & Rubber                                                     11,620                234
D.R. Horton (a)                                                           3,574                127
Dollar Tree Stores* (a)                                                   3,246                100
Federated Department Stores (a)                                           4,375                236
Fortune Brands (a)                                                        1,734                133
Fred's (a)                                                               18,260                443
Gap (a)                                                                 230,550              5,054
Gaylord Entertainment* (a)                                               10,265                317
Gray Television                                                          15,380                225
Guitar Center* (a)                                                        6,150                228
Gymboree*                                                                17,080                286
Hancock Fabrics                                                          15,990                254
Hearst-Argyle Television                                                  7,610                205
Hilton Hotels                                                           119,840              1,952
Hollywood Entertainment* (a)                                             22,020                299
Kerzner International*                                                    6,240                277
Lear (a)                                                                  4,107                254
Lennar (a)                                                                3,956                214
Lin TV, Cl A* (a)                                                         8,340                199
Liz Claiborne                                                             3,822                140
Mandalay Resort Group (a)                                                 3,173                182
Marvel Enterprises* (a)                                                  68,400              1,313
Meritage* (a)                                                             1,390                103
Michaels Stores (a)                                                       6,710                326
Multimedia Games* (a)                                                    15,690                388
Pinnacle Entertainment*                                                  11,940                165
Radio One* (a)                                                           16,550                306
Ruby Tuesday                                                              5,600                180
Ryland Group (a)                                                          4,690                417
Select Comfort* (a)                                                      12,260                338
Sharper Image*                                                            6,640                217
Sherwin Williams                                                         40,390              1,539
Sinclair Broadcast Group, Cl A* (a)                                      18,030                226
Source Interlink Companies*                                              12,517                157
Sports Authority*                                                        15,840                635
Standard Pacific (a)                                                      4,180                251
Station Casinos (a)                                                      10,190                449
Target                                                                   40,058              1,804
TBC*                                                                      9,490                279
Time Warner* (a)                                                        276,525              4,662
Tribune (a)                                                              29,320              1,479
WCI Communities* (a)                                                     11,500                288
Westwood One*                                                             3,297                 97
Young Broadcasting, Cl A*                                                 6,890                125
Yum! Brands*                                                             37,035              1,407
                                                                                  ----------------
                                                                                            34,934
                                                                                  ----------------
CONSUMER STAPLES - 5.9%
Altria Group                                                             64,429              3,508
Bunge Limited (a)                                                        10,867                437
Clorox (a)                                                               66,289   $          3,242
Coca-Cola                                                               148,661              7,478
Dean Foods*                                                               3,831                128
PepsiCo                                                                  26,383              1,421
Procter & Gamble                                                         67,320              7,061
Wal-Mart Stores                                                         118,340              7,064
                                                                                  ----------------
                                                                                            30,339
                                                                                  ----------------
ENERGY - 4.3%
Apache                                                                   82,524              3,563
BP, ADR (a)                                                              87,840              4,497
ConocoPhillips                                                           49,535              3,458
ENSCO International                                                       9,186                259
Exxon Mobil                                                              44,040              1,832
Halliburton (a)                                                         172,250              5,235
Murphy Oil                                                                1,573                 99
National-Oilwell* (a)                                                    80,230              2,269
Quicksilver Resources*                                                    2,070                 80
Ultra Petroleum* (a)                                                     10,843                326
Valero Energy (a)                                                         2,264                136
Varco International* (a)                                                 14,838                267
Western Gas Resources                                                     5,563                283
                                                                                  ----------------
                                                                                            22,304
                                                                                  ----------------
FINANCIALS - 13.9%
Alliance Bancorp of New England                                           3,590                146
Allstate                                                                111,002              5,046
Ambac Financial Group                                                     4,989                368
American Express                                                         41,560              2,155
American Home Mortgage Investment                                         2,560                 74
American International Group                                             64,939              4,633
Amerus Group, Cl A (a)                                                    7,940                320
Arch Capital Group*                                                      49,210              2,068
Bank Mutual                                                              25,000                280
Bank of America (a)                                                      59,056              4,782
Bank One                                                                 38,508              2,099
Bear Stearns (a)                                                          3,892                341
Boston Properties (REIT)                                                  5,128                279
Bristol West Holdings* (a)                                                8,540                174
Capital One Financial (a)                                                33,416              2,521
Charter One Financial                                                     3,370                119
CIT Group (a)                                                            61,440              2,338
Citigroup                                                               267,617             13,836
City National (a)                                                         5,467                327
Clark*                                                                   14,250                242
Compass Bancshares                                                        3,035                126
Countrywide Financial (a)                                                 4,797                460
Developers Diversified Realty (REIT)                                      8,774                354
eSPEED, Cl A*                                                             8,030                168
Essex Property Trust (REIT)                                               6,669                437
Everest Re Group (a)                                                     23,443              2,003
Fannie Mae                                                               77,430              5,757
First Niagara Financial Group                                            19,910                272
First Tennessee National (a)                                              3,522                168
General Growth Properties (REIT)                                         19,728                693
Golden West Financial                                                     5,642                632
Goldman Sachs Group (a)                                                  40,988              4,277
Hudson United Bancorp                                                     2,020                 77
Investors Financial Services (a)                                         18,842                779
J. P. Morgan Chase                                                       78,300              3,285

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                              SHARES        VALUE (000)
--------------------------------------------------------------------------------------------------
Jefferies Group (a)                                                       8,710   $            308
John Hancock Financial Services                                           6,873                300
KNBT Bancorp*                                                             8,830                156
Lehman Brothers Holdings                                                 12,330              1,022
MBNA                                                                     86,858              2,400
Merrill Lynch                                                            51,660              3,077
Navigators Group*                                                         4,580                132
PMI Group                                                                 6,210                232
Providian Financial* (a)                                                 28,000                367
Radian Group                                                              7,730                329
SAFECO                                                                    3,993                172
Simon Property Group                                                      2,505                146
SouthTrust                                                                9,400                312
State Street                                                             18,310                954
TrustCo Bank Corporation of New York                                      3,010                 40
W.R. Berkley                                                              7,077                282
                                                                                  ----------------
                                                                                            71,865
                                                                                  ----------------
HEALTH CARE - 9.0%
Aetna (a)                                                                31,079              2,788
AMERIGROUP* (a)                                                           8,400                384
Amgen*                                                                   27,045              1,573
Apria Healthcare Group* (a)                                              11,600                347
Bard C.R. (a)                                                             3,036                296
Barr Pharmaceuticals*                                                     2,313                106
Biosite* (a)                                                              5,420                173
Boston Scientific* (a)                                                   57,400              2,433
Caremark Rx* (a)                                                         93,457              3,107
Covance* (a)                                                              8,780                303
CTI Molecular Imaging* (a)                                               14,955                218
Express Scripts* (a)                                                      9,277                692
Fisher Scientific International* (a)                                     10,145                558
Gilead Sciences* (a)                                                      3,156                176
HCA (a)                                                                 123,898              5,033
Hollis-Eden Pharmaceuticals* (a)                                         12,430                120
ICON*                                                                       860                 30
INAMED* (a)                                                               3,350                178
Inveresk Research Group*                                                 11,920                339
Johnson & Johnson                                                        75,877              3,848
Medicis, Cl A                                                             4,290                172
Medtronic                                                                57,801              2,760
Mylan Laboratories                                                        4,572                104
NABI Biopharmaceuticals*                                                 14,220                221
Nitromed*                                                                 9,470                 75
Ocular Sciences*                                                          9,080                265
Pfizer                                                                  350,810             12,296
Pharmaceutical Resources* (a)                                             3,930                223
Quest Diagnostics                                                        11,200                928
Respironics*                                                              2,600                140
St. Jude Medical*                                                        11,880                857
Teva Pharmaceutical Industries, ADR (a)                                   2,036                129
Triad Hospitals* (a)                                                     12,560                387
United Surgical Partners* (a)                                             5,425                184
UnitedHealth Group                                                       62,200              4,008
Wilson Greatbatch Technologies* (a)                                       7,170                260
Zimmer Holdings*                                                         12,050                889
                                                                                  ----------------
                                                                                            46,600
                                                                                  ----------------
INDUSTRIALS - 5.4%
3M                                                                       33,096   $          2,710
Actuant, Cl A* (a)                                                        4,280                168
AGCO* (a)                                                                 9,320                193
Albany International, Cl A                                               12,650                340
Allied Waste Industries* (a)                                             15,350                204
American Standard*                                                        2,459                280
Applied Signal Technology                                                 8,380                228
ARAMARK, Cl B*                                                           12,491                342
Career Education* (a)                                                     2,364                134
Chicago Bridge & Iron                                                    12,730                354
Danaher (a)                                                              15,110              1,411
Deere & Company                                                          24,310              1,685
Dun & Bradstreet* (a)                                                     4,515                242
Eaton                                                                    19,154              1,076
Emerson Electric                                                         26,420              1,583
Fastenal (a)                                                             30,505              1,638
General Electric                                                        221,686              6,766
Heartland Express                                                         5,360                122
Hughes Supply                                                             3,330                174
Integrated Alarm Services* (a)                                           24,729                235
Kennametal                                                                5,340                220
Mercury Computer Systems* (a)                                             4,790                122
Mesa Air Group* (a)                                                      26,710                221
MTC Technologies*                                                        12,580                316
Northwest Airlines* (a)                                                  15,170                154
Old Dominion Freight Lines*                                               1,900                 64
Republic Services                                                        27,156                735
Roper Industries (a)                                                      5,500                265
Ryder System (a)                                                          4,400                170
Shaw Group* (a)                                                          19,000                206
SPX                                                                       2,052                 93
Union Pacific (a)                                                        12,075                722
United Defense Industries*                                               17,060                542
United Technologies                                                      49,721              4,291
                                                                                  ----------------
                                                                                            28,006
                                                                                  ----------------
INFORMATION TECHNOLOGY - 14.6%
Accenture*                                                                4,758                118
Actel*                                                                    2,030                 46
Advanced Micro Devices*                                                   5,900                 96
Aeroflex* (a)                                                             8,960                121
Affiliated Computer Services, Cl A* (a)                                   2,708                141
Agere Systems*                                                           13,894                 45
Apple Computer*                                                           8,624                233
Avaya* (a)                                                              108,160              1,718
Avnet*                                                                   13,420                329
BearingPoint* (a)                                                        25,250                271
Benchmark Electronics*                                                    9,910                311
BMC Software*                                                            10,216                200
Borland Software* (a)                                                    17,623                160
Broadcom, Cl A*                                                          21,420                839
CDW (a)                                                                   6,329                428
Cadence Design Systems* (a)                                             133,330              1,965
Carreker*                                                                12,240                 97
Cisco Systems*                                                          182,069              4,282
Dell*                                                                    74,877              2,517
DoubleClick* (a)                                                         11,488                129
eBay* (a)                                                                11,910                826
eFunds*                                                                   4,570                 75

DESCRIPTION                                                              SHARES        VALUE (000)
--------------------------------------------------------------------------------------------------
EMC* (a)                                                                158,740   $          2,160
Equinix* (a)                                                              9,400                341
FactSet Research Systems (a)                                             14,070                598
Fairchild Semiconductor International, Cl A* (a)                          9,801                236
Fiserv* (a)                                                              10,270                367
Flextronics International* (a)                                            7,896                136
Hewlett-Packard                                                         202,620              4,628
Hyperion Solutions* (a)                                                   9,100                377
IBM                                                                      36,627              3,364
Intel                                                                   388,953             10,580
Internet Security Systems* (a)                                           20,690                364
Logitech International* (a)                                              10,260                469
Microsoft                                                               317,717              7,933
Motorola                                                                 47,590                838
Mykrolis*                                                                12,268                175
National Semiconductor* (a)                                              20,550                913
NCR* (a)                                                                203,040              8,946
Nokia, ADR, Cl A                                                        153,970              3,123
Nortel Networks* (a)                                                    315,410              1,874
ON Semiconductor*                                                        20,910                158
Open Solutions*                                                          12,030                266
PeopleSoft*                                                              71,913              1,330
QUALCOMM (a)                                                             27,549              1,830
Rambus* (a)                                                               7,270                204
Research in Motion* (a)                                                  37,300              3,483
Sierra Wireless*                                                          5,500                201
Silicon Laboratories* (a)                                                 3,040                161
TIBCO Software* (a)                                                      62,900                514
Vishay Intertechnology* (a)                                               9,957                212
webMethods*                                                              41,860                394
Xilinx*                                                                  49,460              1,879
Yahoo!* (a)                                                              48,320              2,348
                                                                                  ----------------
                                                                                            75,349
                                                                                  ----------------
MATERIALS - 1.4%
Agrium                                                                   58,680                863
Air Products and Chemicals                                                2,222                111
Anchor Glass Container                                                    9,380                148
Arch Coal (a)                                                             3,716                117
Dow Chemical                                                            110,570              4,454
Georgia Gulf                                                              6,000                181
Lyondell Chemical (a)                                                     6,200                 92
Nucor                                                                     2,044                126
Phelps Dodge* (a)                                                         1,660                136
Temple-Inland                                                             2,225                141
Weyerhaeuser (a)                                                         12,980                850
                                                                                  ----------------
                                                                                             7,219
                                                                                  ----------------
TELECOMMUNICATION SERVICES - 0.3%
BellSouth                                                                27,200                753
CenturyTel                                                                6,682                184
General Communication, Cl A*                                             16,003                146
SBC Communications                                                       17,660                433
                                                                                  ----------------
                                                                                             1,516
                                                                                  ----------------
UTILITIES - 0.5%
Equitable Resources                                                       8,056                358
Exelon                                                                   26,503              1,825
FPL Group (a)                                                             2,365                158
Kinder Morgan Fractional Shares (b)                                      37,233                 --

DESCRIPTION                                                    SHARES/PAR (000)         VALUE (000)
---------------------------------------------------------------------------------------------------
Kinder Morgan Management*                                                 6,738   $            285
                                                                                  ----------------
                                                                                             2,626
                                                                                  ----------------
TOTAL COMMON STOCKS
   (Cost $288,225)                                                                         320,758
                                                                                  ----------------
CORPORATE OBLIGATIONS - 9.9%
CONSUMER DISCRETIONARY - 0.3%
Cablevision Systems
   8.000%, 04/15/12 (c)                                        $            400                399
D.R. Horton
   5.000%, 01/15/09                                                         350                362
Dex Media West
   9.875%, 08/15/13 (a) (c)                                                 400                444
Kraft Foods
   6.250%, 06/01/12                                                         410                460
                                                                                  ----------------
                                                                                             1,665
                                                                                  ----------------
CONSUMER STAPLES - 0.2%
Tyson Foods
   7.250%, 10/01/06                                                         350                380
   8.250%, 10/01/11                                                         545                646
                                                                                  ----------------
                                                                                             1,026
                                                                                  ----------------
MATERIALS - 0.2%
Weyerhaeuser
   6.750%, 03/15/12                                                         715                806
                                                                                  ----------------
ENERGY - 0.7%
Anadarko
   7.500%, 05/01/31                                                         465                565
El Paso Natural Gas
   7.625%, 08/01/10                                                         500                511
Halliburton
   5.500%, 10/15/10 (c)                                                     545                577
Kerr McGee
   7.875%, 09/15/31                                                         330                391
Nevada Power
   9.000%, 08/15/13 (c)                                                     500                566
Nexen
   5.050%, 11/20/13                                                         490                502
PSEG Energy Holdings
   8.625%, 02/15/08                                                         460                499
                                                                                  ----------------
                                                                                             3,611
                                                                                  ----------------
FINANCIALS - 4.2%
Bank of America
   7.125%, 09/15/06                                                       1,000              1,115
Bank One
   2.940%, 06/15/08                                                       2,250              2,295
Boeing Capital
   5.800%, 01/15/13 (a)                                                     625                677
Boston Properties
   6.250%, 01/15/13 (a)                                                     550                609
Bowater Canada
   7.950%, 11/15/11 (a)                                                     500                530
Capital One Bank
   4.250%, 12/01/08                                                         820                844
Capital One Master Trust
   2.950%, 08/15/09                                                       1,400              1,426
Case New Holland
   9.250%, 08/01/11 (c)                                                     250                283
Citibank Credit Card Issuance Trust
   2.700%, 01/15/08                                                       2,500              2,540
   3.100%, 03/10/10                                                       1,250              1,262

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
Citigroup
   5.500%, 11/30/07 (a)                                        $            195   $            212
Credit Suisse First Boston
   5.875%, 08/01/06                                                         500                541
Goldman Sachs
   5.500%, 11/15/14                                                         775                826
Homer City Funding
   8.137%, 10/01/19                                                         300                333
Household Finance
   4.625%, 01/15/08                                                         835                883
Lehman Brothers
   4.800%, 03/13/14                                                         660                664
Marsh & McLennan
   7.125%, 06/15/09                                                         950              1,113
Morgan Stanley
   4.750%, 04/01/14                                                       1,660              1,630
ONYX Acceptance Trust
   2.190%, 03/15/08                                                       1,190              1,194
Saxon Capital
   1.370%, 03/25/35                                                         940                942
Washington Mutual
   4.000%, 01/15/09 (a)                                                     840                859
William Street Funding
   1.650%, 10/23/09 (c)                                                   1,000              1,000
                                                                                  ----------------
                                                                                            21,778
                                                                                  ----------------
HEALTH CARE - 0.0%
Medco Health Solutions
   7.250%, 08/15/13                                                         200                226
                                                                                  ----------------
INDUSTRIALS - 0.8%
Allied Waste North America
   7.875%, 04/15/13                                                         400                436
CNH
   2.470%, 01/15/08                                                       1,315              1,329
General Electric Capital
   4.250%, 12/01/10 (a)                                                   1,815              1,862
L-3 Communications
   6.125%, 07/15/13                                                         460                474
                                                                                  ----------------
                                                                                             4,101
                                                                                  ----------------
MANUFACTURING - 1.2%
Centex
   7.500%, 01/15/12 (a)                                                     450                534
DaimlerChrysler
   6.500%, 11/15/13                                                         510                551
EOP Operating LP
   6.750%, 02/15/08 (a)                                                     505                566
Ford Motor
   7.450%, 07/16/31 (a)                                                     400                400
Ford Motor Credit
   7.000%, 10/01/13 (a)                                                   1,455              1,538
General Motors
   8.375%, 07/15/33                                                         680                772
General Motors Acceptance
   6.125%, 08/28/07                                                       1,100              1,186
Owens-Illinois
   8.100%, 05/15/07                                                         250                255
USEC
   6.625%, 01/20/06                                                         300                298
                                                                                  ----------------
                                                                                             6,100
                                                                                  ----------------
MATERIALS - 0.2%
Abitibi-Consolidated
   6.000%, 06/20/13 (a)                                                     500                475
International Paper
   4.000%, 04/01/10 (a)                                        $            640   $            637
                                                                                  ----------------
                                                                                             1,112
                                                                                  ----------------
SERVICES - 0.5%
AOL Time Warner
   6.875%, 05/01/12 (a)                                                     320                364
   7.700%, 05/01/32                                                         215                255
AT&T Broadband
   8.375%, 03/15/13 (a)                                                     890              1,103
Duty Free International
   7.000%, 01/15/04 (b)                                                     656                 39
Hertz
   7.625%, 06/01/12                                                         275                296
Wyeth
   5.250%, 03/15/13                                                         625                653
                                                                                  ----------------
                                                                                             2,710
                                                                                  ----------------
TELECOMMUNICATIONS - 0.6%
Deutsche Telekom International
   8.250%, 06/15/30                                                         475                624
Nextel Communications
   7.375%, 08/01/15                                                         800                865
Qwest
   8.875%, 03/15/12 (a) (c)                                                 800                908
Telus
   8.000%, 06/01/11                                                         500                604
                                                                                  ----------------
                                                                                             3,001
                                                                                  ----------------
TRANSPORTATION - 0.1%
Delta Airlines
   7.570%, 05/18/12                                                         265                262
                                                                                  ----------------
UTILITIES - 0.8%
AES
   7.750%, 03/01/14 (a)                                                     400                399
American Electric Power
   5.250%, 06/01/15                                                         290                295
AT&T
   7.800%, 11/15/11                                                         510                596
   8.000%, 11/15/31                                                         310                363
AT&T Wireless Services
   7.875%, 03/01/11                                                         345                411
Duke Energy
   6.450%, 10/15/32                                                         505                538
MidAmerican Energy Holdings
   5.875%, 10/01/12                                                         480                519
Pacific Gas & Electric
   6.050%, 03/01/34                                                         210                212
Progress Energy
   6.850%, 04/15/12 (a)                                                     425                484
Sprint Capital
   8.750%, 03/15/32                                                         380                479
                                                                                  ----------------
                                                                                             4,296
                                                                                  ----------------
CONVERTIBLE CORPORATE BONDS - 0.1%
Ciena
   3.750%, 02/01/08                                                         120                110
Corning
   Zero Coupon Bond, 11/08/15                                               260                202
                                                                                  ----------------
                                                                                               312
                                                                                  ----------------
TOTAL CORPORATE OBLIGATIONS
   (Cost $50,418)                                                                           51,006
                                                                                  ----------------

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY
  SECURITIES - 6.6%
GOVERNMENT AGENCY - 2.7%
FHLB
   1.625%, 06/15/05 (a)                                        $          2,700   $          2,709
   1.875%, 06/15/06 (a)                                                   3,600              3,599
FHLMC
   4.875%, 03/15/07 (a)                                                   1,700              1,828
   3.250%, 02/25/08 (a)                                                   1,750              1,765
FNMA
   7.250%, 01/15/10 (a)                                                   1,500              1,800
   5.250%, 08/01/12                                                       1,750              1,854
   6.500%, 03/25/20                                                         102                108
                                                                                  ----------------
                                                                                            13,663
                                                                                  ----------------
U.S. TREASURIES - 3.9%
U.S. Treasury Bonds (a)
   6.875%, 08/15/25                                                       3,025              3,865
   6.125%, 11/15/27                                                       2,090              2,465
   5.250%, 11/15/28                                                       4,000              4,223
U.S. Treasury Bills
   0.980%, 04/08/04 (d)                                                     175                175
   0.860%, 09/09/04 (d)                                                   2,000              1,992
U.S. Treasury Notes (a)
   2.000%, 11/30/04                                                         375                377
   3.000%, 02/15/09                                                         440                445
   2.625%, 03/15/09                                                         575                571
   5.500%, 08/15/28                                                       2,000              2,181
   5.375%, 02/15/31                                                       3,585              3,907
                                                                                  ----------------
                                                                                            20,201
                                                                                  ----------------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES
   (Cost $33,389)                                                                           33,864
                                                                                  ----------------
MORTGAGE-BACKED OBLIGATIONS - 16.8%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES - 14.2%
FHLMC Pool
   2.375%, 02/15/07, #000000 (a)                                          1,750              1,759
   6.500%, 04/01/08, #E00225                                                 47                 50
   7.000%, 04/01/08, #E46044                                                 17                 19
   4.000%, 10/01/10, #M80855 (a)                                          1,337              1,360
   5.625%, 03/15/11, #000000 (a)                                          1,600              1,784
   5.500%, 03/01/13, #E00546                                                284                298
   4.500%, 01/15/14, #000000 (a)                                            825                837
   8.600%, 01/15/21, #000085                                                163                163
   6.000%, 09/15/21, #001136                                                163                163
   6.500%, 11/01/28, #C00676 (a)                                          1,212              1,276
   6.500%, 12/01/28, #C00689                                                573                603
   7.000%, 12/01/29, #G01091                                                292                310
   6.000%, 05/01/32, #C01361                                                239                248
FNMA Pool
   6.500%, 01/01/06, #649874                                              1,392              1,463
   5.500%, 03/01/06, #424411                                                219                223
   1.750%, 06/16/06, #000000 (a)                                          1,800              1,787
   5.250%, 04/15/07, #00AO15 (a)                                          3,300              3,587
   2.875%, 05/19/08, #000000 (a)                                          1,815              1,804
   6.375%, 06/15/09, #00FNMA (a)                                          1,575              1,812
   3.790%, 07/01/13, #386314 (a)                                          1,428              1,407
   6.000%, 09/01/17, #653368                                              2,388              2,517
   6.198%, 04/01/18, #070009                                                 85                 87
   4.500%, 05/01/18, #254720 (a)                                          1,769              1,795
   5.000%, 05/01/18, #697019 (a)                                          2,791              2,873
   5.000%, 07/01/18, #555621                                              2,150              2,213
   8.800%, 01/25/19, #1989-2                                                 12                 13
   8.000%, 07/25/19, #198937                                            $   178   $            195
   6.000%, 10/01/22, #254513 (a)                                          1,068              1,122
   3.648%, 08/01/27, #555840                                              1,816              1,876
   3.558%, 01/01/28, #786281                                                721                745
   7.000%, 04/01/29, #323681                                                263                279
   6.500%, 05/01/32, #640032 (a)                                          1,671              1,756
   6.500%, 06/01/32, #647471 (a)                                          1,870              1,965
   7.000%, 07/01/32, #545815 (a)                                            677                718
   6.500%, 08/01/32, #656871                                              1,794              1,886
   6.500%, 08/01/32, #658822                                                923                971
   3.594%, 12/01/32, #555257                                              1,907              1,972
   6.500%, 12/01/32, #669168 (a)                                          1,257              1,321
   6.000%, 01/01/33, #676647                                              1,865              1,942
   5.500%, 03/01/33, #689109 (a)                                          2,735              2,807
   5.500%, 04/01/33, #694605 (a)                                          1,907              1,957
   5.500%, 06/01/33, #709033 (a)                                          1,876              1,925
   5.500%, 07/01/33, #720735 (a)                                            930                954
   5.500%, 07/01/33, #728667 (a)                                            951                975
   5.500%, 08/01/33, #728855 (a)                                          1,381              1,416
   5.500%, 08/01/33, #733380 (a)                                          1,925              1,974
   6.000%, 11/01/33, #772256                                                389                405
   6.000%, 11/01/33, #772130                                                364                379
   5.500%, 12/01/33, #751018                                              1,681              1,724
   5.500%, 12/01/33, #756202                                              1,086              1,114
   5.500%, 01/01/34, #255028                                              2,717              2,787
   5.000%, 04/01/34, #000TBA                                              3,575              3,591
GNMA Pool
   6.500%, 10/20/10, #002108                                                 60                 65
   6.500%, 06/17/20, #000518                                                 16                 17
   7.500%, 06/15/27, #447728                                                 29                 31
   7.500%, 09/15/27, #455516                                                 32                 34
   7.000%, 04/15/29, #506639                                                474                506
   6.000%, 06/15/33, #553314 (a)                                          1,642              1,717
   6.000%, 11/15/33, #00GNMA                                              1,676              1,752
                                                                                  ----------------
                                                                                            73,329
                                                                                  ----------------
CMO MORTGAGE-BACKED OBLIGATIONS - 0.3%
FNMA REMIC, Series 1993-210, Cl PL
   6.500%, 04/25/23                                                         750                793
FNMA REMIC, Series 1996-21, Cl PK
   6.000%, 02/25/11                                                         333                355
FNMA Series 1990-63, Cl H
   9.500%, 06/25/20                                                          41                 45
FNMA Series 1990-89, Cl K
   6.500%, 07/25/20                                                          10                 11
FNMA Series 1990-105, Cl J
   6.500%, 09/25/20                                                         138                147
                                                                                  ----------------
                                                                                             1,351
                                                                                  ----------------
RESIDENTIAL - 2.3%
Contimortgage
   7.120%, 08/15/28                                                         159                162
Countrywide Home Loans
   4.000%, 03/22/11 (a)                                                   1,020              1,008
IMPAC Mortgage Holdings
   1.470%, 12/25/33                                                       1,180              1,184
Merrill Lynch Mortgage Investors
   6.310%, 11/15/26                                                         527                543
   2.828%, 01/25/29                                                       1,455              1,482
   2.885%, 01/25/29                                                         458                469
Residential Asset Securities
   5.200%, 11/25/32                                                         975                992
Sequoia Mortgage Trust
   1.400%, 05/20/34 (e)                                                   1,315              1,315

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                          SHARES/PAR (000)/CONTRACTS        VALUE (000)
--------------------------------------------------------------------------------------------------
WAMU Mortgage
   5.000%, 10/25/18                                            $          1,429   $          1,458
Wells Fargo Mortgage Backed Securities
   4.500%, 09/25/18                                                          21                 21
   4.878%, 02/25/33                                                       1,129              1,140
Westam Mortgage Financial Series 11, Cl A
   6.360%, 08/29/20                                                           4                  4
WFS Financial Owner Trust
   1.760%, 01/20/08                                                       2,000              2,003
                                                                                  ----------------
                                                                                            11,781
                                                                                  ----------------
TOTAL MORTGAGE-BACKED OBLIGATIONS
   (Cost $84,336)                                                                           86,461
                                                                                  ----------------
ASSET-BACKED SECURITIES - 1.5%
AUTOMOBILES - 1.0%
Bank One Auto Receivable
   1.820%, 09/20/07                                                       1,250              1,253
Capital Auto Receivables Asset Trust
   2.000%, 11/15/07                                                       1,510              1,516
Nissan Auto Receivables Trust
   1.510%, 08/15/07                                                       1,350              1,349
USAA Auto Loan Grantor Trust
   2.040%, 02/15/10                                                       1,000              1,007
                                                                                  ----------------
                                                                                             5,125
                                                                                  ----------------
COMMERCIAL - 0.5%
Nomura Asset Securities,
   Series 1998-D6, Class A1B
   6.590%, 03/15/30 (a)                                                   2,500              2,830
                                                                                  ----------------
TOTAL ASSET-BACKED SECURITIES
   (Cost $7,877)                                                                             7,955
                                                                                  ----------------
U.S. GOVERNMENT AGENCY BACKED OBLIGATIONS - 0.3%
INTERNATIONAL/YANKEE - 0.3%
Corporacion Andina De Fomento
   5.200%, 05/21/13                                                         475                488
Noranda
   6.000%, 10/15/15                                                         410                443
PEMEX
   7.375%, 12/15/14 (a)                                                     490                541
                                                                                  ----------------
TOTAL U.S. GOVERNMENT AGENCY BACKED OBLIGATIONS
   (Cost $1,404)                                                                             1,472
                                                                                  ----------------
PURCHASED OPTIONS - 0.0%
   EURO-BOBL Put @ 96.50 6/04                                               100                  2
   EURO-BOBL Put @ 97.00 6/04                                               100                  6
   EURO-BOBL Put @ 96.75 9/04                                               100                 17
                                                                                  ----------------
TOTAL PURCHASED OPTIONS
   (Cost $67)                                                                                   25
                                                                                  ----------------
AFFILIATED MONEY MARKET FUND - 3.9%
First American Prime Obligations
   Fund, Cl Z (f)                                                    20,314,096             20,314
                                                                                  ----------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $20,314)                                                                           20,314
                                                                                  ----------------

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH PROCEEDS FROM
  SECURITIES LENDING - 34.5%
COMMERCIAL PAPER - 9.7%
Bluegrass
   1.160%, 11/18/04                                            $            712   $            712
   1.160%, 2/18/05                                                          712                712
CIBC NY
   1.110%, 9/09/04                                                        3,685              3,685
Concord Min Capital
   1.100%, 4/07/04                                                        4,016              4,016
   1.100%, 4/08/04                                                        1,310              1,310
   1.100%, 4/14/04                                                          570                570
Descartes Funding Trust
   1.150%, 11/15/04                                                       1,424              1,424
Emerald Trust
   1.063%, 5/06/04                                                        1,423              1,423
Ford Credit Floor Plan
   1.063%, 5/03/04                                                        4,269              4,269
Goldman Sachs
   1.163%, 1/18/05                                                        1,424              1,424
Independent IV
   1.048%, 10/15/04                                                       1,851              1,851
Lakeside Funding
   1.142%, 4/08/04                                                        3,261              3,261
Leafs
   1.339%, 4/20/04                                                        1,965              1,965
Lehman Brothers
   1.133%, 7/23/04                                                          997                997
   1.123%, 8/23/04                                                          712                712
Moat Funding
   1.157%, 5/05/04                                                        2,846              2,846
Morgan Stanley
   1.054%, 6/11/04                                                        1,424              1,424
Mortgage Int Network
   1.062%, 4/27/04                                                        1,423              1,423
   1.042%, 5/11/04                                                        1,423              1,423
   1.063%, 6/07/04                                                        1,421              1,421
Norddeutsche Landesbank
   1.110%, 9/09/04                                                        1,417              1,417
Orchard Park
   1.180%, 7/06/04                                                        3,076              3,076
   1.200%, 10/06/04                                                         997                997
Park Granada
   1.083%, 4/07/04                                                        1,282              1,282
   1.063%, 4/13/04                                                          854                854
   1.063%, 4/13/04                                                        2,278              2,278
   1.063%, 5/06/04                                                          427                427
Sigma Finance
   1.157%, 5/04/04                                                        2,846              2,846
                                                                                  ----------------
TOTAL COMMERCIAL PAPER                                                                      50,045
                                                                                  ----------------
CORPORATE OBLIGATIONS - 7.6%
Allstate Life Global
   1.040%, 2/15/05                                                        2,848              2,848
Castle Hill III
   1.211%, 9/16/04                                                          855                855
Duke Funding VI
   1.180%, 4/08/05                                                        1,723              1,723
General Electric Capital Corporation
   1.139%, 4/08/05                                                        1,426              1,426
Jefferson Pilot
   1.062%, 2/17/05                                                        1,424              1,424

DESCRIPTION                                                    SHARES/PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
Metlife Global Funding
   1.137%, 3/28/05                                             $          1,196   $          1,196
   0.991%, 4/15/05                                                        1,709              1,709
Merrill Lynch
   1.063%, 4/04/05                                                        2,848              2,848
Morgan Stanley
   1.137%, 3/24/05                                                        1,424              1,424
Northlake CDO
   1.205%, 3/07/05                                                          855                855
Premium Asset Trust
   1.254%, 6/01/04                                                        4,244              4,244
   1.037%, 12/22/04                                                       2,136              2,136
Residential Mortgage Securities
   1.102%, 9/11/04                                                        2,000              2,000
Sigma Finance
   1.143%, 8/09/04                                                        2,848              2,848
SMM Trust 2003-H
   1.183%, 9/23/04                                                        3,685              3,685
Societe Generale NYC
   1.148%, 12/08/04                                                       2,848              2,848
WestDeutsche LandesBank
   1.220%, 6/03/04                                                        2,279              2,279
   1.150%, 8/02/04                                                        2,848              2,848
                                                                                  ----------------
TOTAL CORPORATE OBLIGATIONS                                                                 39,196
                                                                                  ----------------
MONEY MARKET FUNDS - 0.4%
AIM Short Term Liquid Asset Portfolio                                   427,245                427
Merrill Lynch Premier Institutional Fund                              1,789,390              1,790
                                                                                  ----------------
TOTAL MONEY MARKET FUNDS                                                                     2,217
                                                                                  ----------------
OTHER SHORT-TERM INVESTMENTS - 2.0%
Commonwealth Life
   1.303%, 4/01/04                                             $          1,438              1,438
General Electric Capital Assurance
   1.200%, 1/19/05                                                          570                570
HBOS Treasury Services plc
   1.020%, 3/01/05                                                        1,565              1,565
Liquid Funding
   1.065%, 8/23/04                                                        1,424              1,424
   0.488%, 9/14/04                                                        1,424              1,424
Security Life Denver
   1.270%, 7/13/04                                                        3,703              3,703
                                                                                  ----------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                          10,124
                                                                                  ----------------
REPURCHASE AGREEMENTS - 14.8%
Bear Stearns
   1.200%, dated 3/31/04, matures 4/20/04,
   repurchase price $5,700,391 (collateralized by
   Various Securities: Total Market Value
   $5,946,019)                                                            5,697              5,697
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,652,062 (collateralized by
   U.S. Government Securities: Total Market Value
   $1,685,055)                                                            1,652              1,652
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,136,287 (collateralized by
   U.S. Government Securities: Total Market Value
   $2,179,054)                                                            2,136              2,136

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
CS First Boston
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $7,833,053 (collateralized by
   U.S. Government Securities: Total Market Value
   $7,989,554)                                                 $          7,833   $          7,833
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $996,938 (collateralized by
   Collateralized Mortgage Obligations: Total Market
   Value $1,046,788)                                                        997                997
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,993,876 (collateralized by
   Collateralized Mortgage Obligations: Total Market
   Value $2,093,539)                                                      1,994              1,994
CS First Boston
   1.123%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,278,715 (collateralized by
   Collateralized Mortgage Obligations: Total Market
   Value $2,392,650)                                                      2,279              2,279
Deutsche Bank
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,848,382 (collateralized by
   U.S. Government Securities: Total Market Value
   $2,905,263)                                                            2,848              2,848
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $569,676 (collateralized by
   U.S. Government Securities: Total Market Value
   $581,053)                                                                570                570
Goldman Sachs
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $3,133,221 (collateralized by
   U.S. Government Securities: Total Market Value
   $3,195,789)                                                            3,133              3,133
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $854,518 (collateralized by
   Corporate Securities: Total Market Value
   $880,917)                                                                855                855
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,993,875 (collateralized by
   Corporate Securities: Total Market Value
   $2,055,472)                                                            1,994              1,994
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,848,392 (collateralized by
   Corporate Securities: Total Market Value
   $2,936,417)                                                            2,848              2,848
Goldman Sachs
   1.213%, dated 3/31/04, matures 4/1/04,
   repurchase price $8,117,919 (collateralized by
   Corporate Securities: Total Market Value
   $8,368,709)                                                            8,118              8,118
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,424,199 (collateralized by
   Corporate Securities: Total Market Value
   $1,453,219)                                                            1,424              1,424
Goldman Sachs
   1.275%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,424,198 (collateralized by
   Corporate Securities: Total Market Value
   $1,468,196)                                                            1,424              1,424

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
J P Morgan
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,481,159 (collateralized by
   U.S. Government Securities: Total Market Value
   $1,510,829)                                                 $          1,481   $          1,481
Lehman Brothers
   1.080%, dated 3/31/04, matures 4/1/04,
   repurchase price $7,120,955 (collateralized by
   Various Securities: Total Market Value
   $7,263,274)                                                            7,121              7,121
Lehman Brothers
   1.200%, dated 3/31/04, matures 4/1/04,
   repurchase price $996,937 (collateralized by
   Corporate Securities: Total Market Value
   $1,143,388)                                                              997                997
Lehman Brothers
   1.243%, dated 3/31/04, matures 4/1/04,
   repurchase price $5,696,790 (collateralized by
   Various Securities: Total Market Value
   $5,810,525)                                                            5,697              5,697
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $1,281,772 (collateralized by
   U.S. Government Securities: Total Market Value
   $1,307,368)                                                            1,282              1,282
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,278,706 (collateralized by
   U.S. Government Securities: Total Market Value
   $2,333,318)                                                            2,279              2,279
Morgan Stanley
   1.090%, dated 3/31/04, matures 4/1/04,
   repurchase price $2,563,545 (collateralized by
   U.S. Government Securities: Total Market Value
   $2,626,831)                                                            2,562              2,562
Morgan Stanley
   1.133%, dated 3/31/04, matures 4/1/04,
   repurchase price $8,858,482 (collateralized by
   Collateralized Mortgage Obligations &
   Asset-Backed Securities: Total Market Value
   $9,335,618)                                                            8,858              8,858
                                                                                  ----------------
TOTAL REPURCHASE AGREEMENTS                                                                 76,079
                                                                                  ----------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
   FROM SECURITIES LENDING
   (Cost $177,661)                                                                         177,661
                                                                                  ----------------
TOTAL INVESTMENTS - 135.8%
   (Cost $663,691)                                                                         699,516
                                                                                  ----------------
OTHER ASSETS AND LIABILITIES, NET - (35.8)%                                               (184,244)
                                                                                  ----------------
TOTAL NET ASSETS - 100.0%                                                         $        515,272
                                                                                  ----------------

* Non-income producing security

(a) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a market value of $172,295,010 at March 31, 2004. See note 2 in Notes to Financial Statements.

(b) Securities considered illiquid investments and are fair valued under guidelines established by the Board of Directors. As of March 31, 2004, the fair value of these investments is $39,330 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(c) Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the Funds' board of directors. As of March 31, 2004, the value of these investments was $4,001,318 or 0.8% of total net assets. See note 2 in Notes to Financial Statements.

(d) Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield at date of purchase. See note 2 in Notes to Financial Statements.

(e) Security considered illiquid investment under guidelines established by the Board of Directors. As of March 31, 2004, the market value of this investment is $1,315,000 or 0.3% of total net assets. See note 2 in Notes to Financial Statements.

(f) Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.

ADR - American Depository Receipt

Cl - Class

CMO - Collateralized Mortgage Obligation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS March 31, 2004 (unaudited)

EQUITY INCOME FUND

DESCRIPTION                                                              SHARES        VALUE (000)
--------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 6.4%
Gannett                                                                 186,100   $         16,403
Home Depot                                                              448,160             16,743
McDonald's                                                              530,250             15,149
Omnicom Group (a)                                                       102,000              8,186
Starwood Hotels & Resorts Worldwide (a)                                 497,150             20,135
Target (a)                                                              487,200             21,944
Walt Disney (a)                                                         353,700              8,839
                                                                                  ----------------
                                                                                           107,399
                                                                                  ----------------
CONSUMER STAPLES - 9.4%
Altria Group                                                            414,790             22,585
Anheuser-Busch                                                          255,010             13,006
Coca-Cola                                                               447,220             22,495
General Mills (a)                                                       331,150             15,458
H.J. Heinz                                                              585,930             21,849
PepsiCo                                                                 293,620             15,811
Procter & Gamble (a)                                                    140,920             14,780
Wal-Mart Stores                                                         537,030             32,055
                                                                                  ----------------
                                                                                           158,039
                                                                                  ----------------
ENERGY - 7.1%
Baker Hughes (a)                                                        226,550              8,265
BP, ADR (a)                                                             170,346              8,722
ChevronTexaco                                                           197,150             17,306
ConocoPhillips                                                          134,600              9,396
Exxon Mobil                                                             973,482             40,487
Kerr-McGee (a)                                                          233,100             12,005
Royal Dutch Petroleum, ADR (a)                                          155,800              7,413
Schlumberger                                                            239,100             15,267
                                                                                  ----------------
                                                                                           118,861
                                                                                  ----------------
FINANCIALS - 25.8%
Alliance Capital Management Holding                                     419,300             15,430
AMB Property (REIT)                                                     319,350             11,870
American Express                                                        271,620             14,084
American International Group (a)                                        233,750             16,678
Apartment Investment & Management (a)                                   528,600             16,434
Bank of America (a)                                                     391,734             31,723
Bank One                                                                280,750             15,307
Chubb (a)                                                               230,500             16,029
Citigroup                                                               956,071             49,429
Duke Realty (REIT)                                                      195,172              6,776
Fannie Mae                                                              263,210             19,570
Federal Home Loan Mortgage                                              211,600             12,497
Goldman Sachs Group (a)                                                  82,450              8,604
Hartford Financial Services Group                                       270,410             17,225
Healthcare Realty Trust (REIT)                                          115,700              4,940
J. P. Morgan Chase                                                      527,750             22,139
Kimco Realty (REIT)                                                      47,400              2,416
Legg Mason (a)                                                          112,925             10,477
Manufactured Home Communities (REIT)                                    122,550              4,326
Marsh & McLennan                                                        268,150             12,415
Mellon Financial (a)                                                    459,950             14,392
Merrill Lynch (a)                                                       272,370             16,222
Morgan Stanley                                                          226,500             12,978
Northern Trust (a)                                                      189,225              8,816
Simon Property Group (REIT) (a)                                         137,200              8,018
SouthTrust                                                              478,450             15,865
Wachovia                                                                363,800             17,099
Wells Fargo                                                             285,860   $         16,200
Zions Bancorporation                                                    290,750             16,631
                                                                                  ----------------
                                                                                           434,590
                                                                                  ----------------
HEALTH CARE - 11.7%
Abbott Laboratories                                                     322,570             13,258
Baxter International (a)                                                593,180             18,323
Bristol-Myers Squibb                                                    410,100              9,937
CIGNA (a)                                                               191,800             11,320
Eli Lilly                                                               107,480              7,190
HCA (a)                                                                 230,450              9,361
Johnson & Johnson                                                       444,310             22,535
McKesson HBOC (a)                                                       395,550             11,902
Medtronic                                                               166,500              7,950
Merck                                                                   505,920             22,357
Pfizer                                                                1,461,422             51,223
Wyeth                                                                   311,430             11,694
                                                                                  ----------------
                                                                                           197,050
                                                                                  ----------------
INDUSTRIALS - 11.3%
3M                                                                      279,600             22,891
Avery Dennison (a)                                                      166,554             10,361
Caterpillar (a)                                                         424,050             33,530
Emerson Electric                                                        257,300             15,417
General Dynamics                                                        177,980             15,899
General Electric                                                        961,350             29,340
Grainger, W.W. (a)                                                      223,650             10,735
Honeywell International                                                 647,330             21,912
Ingersoll-Rand, Cl A (a)                                                239,850             16,226
United Parcel Service, Cl B                                             206,690             14,435
                                                                                  ----------------
                                                                                           190,746
                                                                                  ----------------
INFORMATION TECHNOLOGY - 10.7%
Automatic Data Processing                                               287,560             12,078
Hewlett-Packard                                                         853,605             19,496
IBM                                                                     251,550             23,102
Intel                                                                 1,175,150             31,964
Microsoft (a)                                                         1,995,210             49,820
Motorola (a)                                                            786,800             13,848
QUALCOMM (a)                                                            182,820             12,143
SAP, ADR (a)                                                            197,050              7,746
Texas Instruments (a)                                                   364,000             10,636
                                                                                  ----------------
                                                                                           180,833
                                                                                  ----------------
MATERIALS - 6.4%
Alcoa (a)                                                               235,550              8,171
Bemis (a)                                                               670,910             17,444
Compass Minerals International                                          356,190              5,838
Dow Chemical                                                            228,650              9,210
E.I. du pont de Nemours                                                 331,330             13,989
Ecolab (a)                                                              245,440              7,002
Praxair (a)                                                             637,700             23,671
Temple-Inland (a)                                                       160,050             10,138
Weyerhaeuser (a)                                                        193,759             12,691
                                                                                  ----------------
                                                                                           108,154
                                                                                  ----------------
TELECOMMUNICATION SERVICES - 3.8%
ALLTEL (a)                                                              160,100              7,987
BellSouth                                                               555,750             15,389
SBC Communications (a)                                                  777,000             19,068
Verizon Communications                                                  601,360             21,974
                                                                                  ----------------
                                                                                            64,418
                                                                                  ----------------

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                    SHARES/PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
UTILITIES - 3.3%
Alliant Energy (a)                                                      330,380   $          8,610
Cinergy (a)                                                             449,250             18,370
CLECO (a)                                                               635,750             12,098
Pinnacle West Capital (a)                                               422,350             16,620
                                                                                  ----------------
                                                                                            55,698
                                                                                  ----------------
TOTAL COMMON STOCKS
   (Cost $1,327,542)                                                                     1,615,788
                                                                                  ----------------
CORPORATE BONDS - 0.6%
Nortel Networks
   6.125%, 02/15/06                                            $         10,604             10,816
                                                                                  ----------------
TOTAL CORPORATE BONDS
   (Cost $8,803)                                                                            10,816
                                                                                  ----------------
CONVERTIBLE CORPORATE BONDS - 2.0%
Charter Communications
   5.750%, 10/15/05 (a)                                                   9,520              9,002
Tower Automotive
   5.000%, 08/01/04                                                         190              5,046
Tribune
   2.000%, 05/15/29                                                         218             19,062
                                                                                  ----------------
TOTAL CONVERTIBLE CORPORATE BONDS
   (Cost $30,947)                                                                           33,110
                                                                                  ----------------
AFFILIATED MONEY MARKET FUND - 1.6%
First American Prime Obligations
  Fund, Cl Z (b)                                                     26,941,088             26,941
                                                                                  ----------------
TOTAL AFFILIATED MONEY MARKET FUND
   (Cost $26,941)                                                                           26,941
                                                                                  ----------------
INVESTMENTS PURCHASED WITH PROCEEDS
  FROM SECURITIES LENDING - 20.5%
COMMERCIAL PAPER - 5.8%
Bluegrass
   1.160%, 11/18/04                                            $          1,381              1,381
   1.160%, 2/18/05                                                        1,381              1,381
CIBC NY
   1.110%, 9/09/04                                                        7,148              7,148
Concord Min Capital
   1.100%, 4/07/04                                                        7,791              7,791
   1.100%, 4/08/04                                                        2,542              2,542
   1.100%, 4/14/04                                                        1,105              1,105
Descartes Funding Trust
   1.150%, 11/15/04                                                       2,763              2,763
Emerald Trust
   1.063%, 5/06/04                                                        2,760              2,760
Ford Credit Floor Plan
   1.063%, 5/03/04                                                        8,280              8,280
Goldman Sachs
   1.163%, 1/18/05                                                        2,763              2,763
Independent IV
   1.048%, 10/15/04                                                       3,591              3,591
Lakeside Funding
   1.142%, 4/08/04                                                        6,326              6,326
Leafs
   1.339%, 4/20/04                                                        3,812              3,812
Lehman Brothers
   1.133%, 7/23/04                                                        1,934              1,934
   1.123%, 8/23/04                                                        1,381              1,381

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
Moat Funding
   1.157%, 5/05/04                                             $          5,520   $          5,520
Morgan Stanley
   1.054%, 6/11/04                                                        2,763              2,763
Mortgage Int Network
   1.062%, 4/27/04                                                        2,761              2,761
   1.042%, 5/11/04                                                        2,759              2,759
   1.063%, 6/07/04                                                        2,757              2,757
Norddeutsche Landesbank
   1.110%, 9/09/04                                                        2,749              2,749
Orchard Park
   1.180%, 7/06/04                                                        5,968              5,968
   1.200%, 10/06/04                                                       1,934              1,934
Park Granada
   1.083%, 4/07/04                                                        2,486              2,486
   1.063%, 4/13/04                                                        1,657              1,657
   1.063%, 4/13/04                                                        4,418              4,418
   1.063%, 5/06/04                                                          828                828
Sigma Finance
   1.157%, 5/04/04                                                        5,520              5,520
                                                                                  ----------------
TOTAL COMMERCIAL PAPER                                                                      97,078
                                                                                  ----------------
CORPORATE OBLIGATIONS - 4.5%
Allstate Life Global
  1.040%, 2/15/05                                                         5,525              5,525
Castle Hill III
  1.211%, 9/16/04                                                         1,657              1,657
Duke Funding VI
  1.180%, 4/08/05                                                         3,343              3,343
General Electric Capital Corporation
  1.139%, 4/08/05                                                         2,766              2,766
Jefferson Pilot
  1.062%, 2/17/05                                                         2,763              2,763
Metlife Global Funding
  1.137%, 3/28/05                                                         2,321              2,321
  0.991%, 4/15/05                                                         3,316              3,316
Merrill Lynch
  1.063%, 4/04/05                                                         5,525              5,525
Morgan Stanley
  1.137%, 3/24/05                                                         2,762              2,762
Northlake CDO
  1.205%, 3/07/05                                                         1,657              1,657
Premium Asset Trust
  1.254%, 6/01/04                                                         8,233              8,233
  1.037%, 12/22/04                                                        4,144              4,144
Residential Mortgage Securities
  1.102%, 9/11/04                                                         3,879              3,879
Sigma Finance
  1.143%, 8/09/04                                                         5,524              5,524
SMM Trust 2003-H
  1.183%, 9/23/04                                                         7,149              7,149
Societe Generale NYC
  1.148%, 12/08/04                                                        5,525              5,525
WestDeutsche LandesBank
  1.220%, 6/03/04                                                         4,420              4,420
  1.150%, 8/02/04                                                         5,525              5,525
                                                                                  ----------------
TOTAL CORPORATE OBLIGATIONS                                                                 76,034
                                                                                  ----------------

DESCRIPTION                                                    SHARES/PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS - 0.3%
AIM Short Term Liquid Asset Portfolio                                   828,783   $            829
Merrill Lynch Premier Institutional Fund                              3,471,117              3,471
                                                                                  ----------------
TOTAL MONEY MARKET FUNDS                                                                     4,300
                                                                                  ----------------
OTHER SHORT-TERM INVESTMENTS - 1.2%
Commonwealth Life
  1.303%, 4/01/04                                              $          2,788              2,788
General Electric Capital Assurance
  1.200%, 1/19/05                                                         1,105              1,105
HBOS Treasury Services plc
  1.020%, 3/01/05                                                         3,035              3,035
Liquid Funding
  1.065%, 8/23/04                                                         2,763              2,763
  0.488%, 9/14/04                                                         2,763              2,763
Security Life Denver
  1.270%, 7/13/04                                                         7,183              7,183
                                                                                  ----------------
TOTAL OTHER SHORT-TERM INVESTMENTS                                                          19,637
                                                                                  ----------------
REPURCHASE AGREEMENTS - 8.8%
Bear Stearns
  1.200%, dated 3/31/04, matures 4/20/04,
  repurchase price $11,057,804 (collateralized by
  Various Securities: Total Market Value
  $11,534,282)                                                           11,050             11,050
CS First Boston
  1.090%, dated 3/31/04, matures 4/1/04,
  repurchase price $3,204,724 (collateralized by
  U.S. Government Securities: Total Market Value
  $3,268,724)                                                             3,205              3,205
CS First Boston
  1.090%, dated 3/31/04, matures 4/1/04,
  repurchase price $4,144,040 (collateralized by
  U.S. Government Securities: Total Market Value
  $4,226,999)                                                             4,144              4,144
CS First Boston
  1.090%, dated 3/31/04, matures 4/1/04,
  repurchase price $15,194,812 (collateralized by
  U.S. Government Securities: Total Market Value
  $15,498,397)                                                           15,194             15,194
CS First Boston
  1.123%, dated 3/31/04, matures 4/1/04,
  repurchase price $1,933,892 (collateralized by
  Collateralized Mortgage Obligations: Total Market
  Value $2,030,594)                                                       1,934              1,934
CS First Boston
  1.123%, dated 3/31/04, matures 4/1/04,
  repurchase price $3,867,785 (collateralized by
  Collateralized Mortgage Obligations: Total Market
  Value $4,061,116)                                                       3,868              3,868
CS First Boston
  1.123%, dated 3/31/04, matures 4/1/04,
  repurchase price $4,420,325 (collateralized by
  Collateralized Mortgage Obligations: Total Market
  Value $4,641,340)                                                       4,420              4,420
Deutsche Bank
  1.080%, dated 3/31/04, matures 4/1/04,
  repurchase price $5,525,384 (collateralized by
  U.S. Government Securities: Total Market Value
  $5,635,723)                                                             5,525              5,525

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
Goldman Sachs
  1.080%, dated 3/31/04, matures 4/1/04,
  repurchase price $1,105,077 (collateralized by
  U.S. Government Securities: Total Market Value
  $1,127,145)                                                  $          1,105   $          1,105
Goldman Sachs
  1.080%, dated 3/31/04, matures 4/1/04,
  repurchase price $6,077,923 (collateralized by
  U.S. Government Securities: Total Market Value
  $6,199,295)                                                             6,078              6,078
Goldman Sachs
  1.213%, dated 3/31/04, matures 4/1/04,
  repurchase price $1,657,621 (collateralized by
  Corporate Securities: Total Market Value
  $1,708,831)                                                             1,658              1,658
Goldman Sachs
  1.213%, dated 3/31/04, matures 4/1/04,
  repurchase price $3,867,784 (collateralized by
  Corporate Securities: Total Market Value
  $3,987,272)                                                             3,868              3,868
Goldman Sachs
  1.213%, dated 3/31/04, matures 4/1/04,
  repurchase price $5,525,405 (collateralized by
  Corporate Securities: Total Market Value
  $5,696,158)                                                             5,525              5,525
Goldman Sachs
  1.213%, dated 3/31/04, matures 4/1/04,
  repurchase price $15,747,403 (collateralized by
  Corporate Securities: Total Market Value
  $16,233,895)                                                           15,747             15,747
Goldman Sachs
  1.275%, dated 3/31/04, matures 4/1/04,
  repurchase price $2,762,707 (collateralized by
  Corporate Securities: Total Market Value
  $2,819,001)                                                             2,763              2,763
Goldman Sachs
  1.275%, dated 3/31/04, matures 4/1/04,
  repurchase price $2,762,707 (collateralized by
  Corporate Securities: Total Market Value
  $2,848,056)                                                             2,763              2,763
J P Morgan
  1.090%, dated 3/31/04, matures 4/1/04,
  repurchase price $2,873,201 (collateralized by
  U.S. Government Securities: Total Market Value
  $2,930,755)                                                             2,873              2,873
Lehman Brothers
  1.080%, dated 3/31/04, matures 4/1/04,
  repurchase price $13,813,461 (collateralized by
  Various Securities: Total Market Value
  $14,089,535)                                                           13,813             13,813
Lehman Brothers
  1.200%, dated 3/31/04, matures 4/1/04,
  repurchase price $1,933,891 (collateralized by
  Corporate Securities: Total Market Value
  $2,217,980)                                                             1,934              1,934
Lehman Brothers
  1.243%, dated 3/31/04, matures 4/1/04,
  repurchase price $11,050,819 (collateralized by
  Various Securities: Total Market Value
  $11,271,446)                                                           11,050             11,050

The accompanying notes are an integral part of the financial statements.

DESCRIPTION                                                           PAR (000)        VALUE (000)
--------------------------------------------------------------------------------------------------
Morgan Stanley
  1.090%, dated 3/31/04, matures 4/1/04,
  repurchase price $2,486,423 (collateralized by
  U.S. Government Securities: Total Market Value
  $2,536,075)                                                  $          2,486   $          2,486
Morgan Stanley
  1.090%, dated 3/31/04, matures 4/1/04,
  repurchase price $4,420,309 (collateralized by
  U.S. Government Securities: Total Market Value
  $4,526,246)                                                             4,420              4,420
Morgan Stanley
  1.090%, dated 3/31/04, matures 4/1/04,
  repurchase price $4,972,847 (collateralized by
  U.S. Government Securities: Total Market Value
  $5,095,613)                                                             4,973              4,973
Morgan Stanley
  1.133%, dated 3/31/04, matures 4/1/04,
  repurchase price $17,183,971 (collateralized by
  Collateralized Mortgage Obligations &
  Asset-Backed Securities: Total Market Value
  $18,109,537)                                                           17,183             17,183
                                                                                  ----------------
TOTAL REPURCHASE AGREEMENTS                                                                147,579
                                                                                  ----------------
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS
  FROM SECURITIES LENDING
  (Cost $344,628)                                                                          344,628
                                                                                  ----------------
TOTAL INVESTMENTS - 120.6%
  (Cost $1,738,861)                                                                      2,031,283
                                                                                  ----------------
OTHER ASSETS AND LIABILITIES, NET - (20.6)%                                               (347,624)
                                                                                  ----------------
TOTAL NET ASSETS - 100.0%                                                         $      1,683,659
                                                                                  ----------------

(a) This security or a portion of this security is out on loan at March 31, 2004. Total loaned securities had a market value of $335,313,439 at March 31, 2004. See note 2 in Notes to Financial Statements.
(b) Investment in affiliated security. This money market is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund. See note 3 in Notes to Financial Statements.
ADR - American Depository Receipt
Cl - Class
REIT - Real Estate Investment Trust

STATEMENTS OF ASSETS AND LIABILITIES March 31, 2004 (unaudited), in thousands, except per share data

                                                                                       BALANCED            EQUITY
                                                                                           FUND       INCOME FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in unaffiliated securities, at value*+                              $       679,202   $     2,004,342
Investments in affiliated money market fund, at value**                                  20,314            26,941
Cash                                                                                      1,213                --
Receivable for dividends and interest                                                     1,739             2,573
Receivable for investment securities sold                                                18,542                --
Receivable for capital shares sold                                                          745             2,545
Prepaid expenses and other assets                                                            19                48
-----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                            721,774         2,036,449
=================================================================================================================
LIABILITIES:
Written options, at value                                                                     9                --
Payable for investment securities purchased                                              25,187                --
Payable upon return of securities loaned                                                177,661           344,628
Payable for capital shares redeemed                                                       3,163             6,794
Payable for advisory, co-administration, and custodian fees                                 355             1,282
Payable for variation margin                                                                 28                --
Payable for distribution and shareholder servicing fees                                      61                78
Accrued expenses and other liabilities                                                       38                 8
-----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                       206,502           352,790
=================================================================================================================
NET ASSETS                                                                      $       515,272   $     1,683,659
=================================================================================================================
COMPOSITION OF NET ASSETS:
Portfolio capital                                                               $       523,961   $     1,444,672
Undistributed (distributions in excess of) net investment income                             13            (2,459)
Accumulated net realized loss on investments                                            (44,638)          (50,976)
Net unrealized appreciation of investments                                               35,825           292,422
Net unrealized appreciation of futures contracts                                            100                --
Net unrealized appreciation of options written                                               11                --
-----------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                      $       515,272   $     1,683,659
=================================================================================================================
  *Investments in unaffiliated securities, at cost                              $       643,377   $     1,711,920
 **Investments in affiliated money market fund, at cost                         $        20,314   $        26,941
  +Including securities loaned, at value                                        $       172,295   $       335,313

CLASS A:
Net assets                                                                      $       108,588   $       175,045
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                10,534            13,618
Net asset value and redemption price per share                                  $         10.31   $         12.85
Maximum offering price per share (1)                                            $         10.91   $         13.60
CLASS B:
Net assets                                                                      $        33,363   $        25,658
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                 3,261             2,009
Net asset value, offering price, and redemption price per share (2)             $         10.23   $         12.77
CLASS C:
Net assets                                                                      $         6,673   $        20,511
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                   650             1,606
Net asset value, offering price, and redemption price per share (2)             $         10.27   $         12.79
CLASS S:
Net assets                                                                      $        18,902   $         9,416
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                 1,831               732
Net asset value, offering price, and redemption price per share                 $         10.32   $         12.86
CLASS Y:
Net assets                                                                      $       347,746   $     1,453,029
Shares issued and outstanding ($0.0001 par value -- 2 billion authorized)                33,643           112,334
Net asset value, offering price, and redemption price per share                 $         10.34   $         12.93

(1) The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
(2) Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS For the six months ended March 31, 2004 (unaudited), in thousands

                                                                                       BALANCED            EQUITY
                                                                                           FUND       INCOME FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest from unaffiliated securities                                           $         4,333   $         1,530
Interest from affiliated money market fund                                                  111               193
Dividends                                                                                 2,302            19,781
Less: Foreign taxes withheld                                                                (21)              (10)
Securities lending                                                                           51               119
Other income                                                                                 11                --
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                   6,787            21,613
=================================================================================================================
EXPENSES:
Investment advisory fees                                                                  1,723             5,226
Co-administration fees and expenses (including per account transfer agency
  fees)                                                                                     726             2,137
Custodian fees                                                                               27                80
Directors' fees                                                                               4                12
Registration fees                                                                            16                23
Professional fees                                                                            10                27
Printing                                                                                      6                16
Other                                                                                         9                25
Distribution and shareholder servicing fees - Class A                                       129               200
Distribution and shareholder servicing fees - Class B                                       168               122
Distribution and shareholder servicing fees - Class C                                        36               102
Shareholder servicing fees - Class S                                                         31                23
-----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                            2,885             7,993
=================================================================================================================
Less: Fee waivers                                                                          (400)             (311)
-----------------------------------------------------------------------------------------------------------------
TOTAL NET EXPENSES                                                                        2,485             7,682
=================================================================================================================
INVESTMENT INCOME - NET                                                                   4,302            13,931
=================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, AND
WRITTEN OPTIONS - NET:
Net realized gain (loss) on investments                                                  26,048              (445)
Net realized gain on futures contracts                                                      879                --
Net realized gain on written options                                                        121                --
Net change in unrealized appreciation or depreciation of investments                     17,591           168,437
Net change in unrealized appreciation or depreciation of futures contracts                  414                --
Net change in unrealized appreciation or depreciation of written options                     39                --
-----------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS, FUTURES CONTRACTS AND WRITTEN OPTIONS                           45,092           167,992
=================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $        49,394   $       181,923
=================================================================================================================

The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS in thousands

                                                                                            BALANCED                      EQUITY
                                                                                                FUND                 INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                                10/1/03      10/1/02       10/1/03       10/1/02
                                                                                     to           to            to            to
                                                                                3/31/04      9/30/03       3/31/04       9/30/03
--------------------------------------------------------------------------------------------------------------------------------
                                                                             (UNAUDITED)                (UNAUDITED)
OPERATIONS:
Investment income - net                                                      $    4,302   $    9,774   $    13,931   $    24,360
Net realized gain (loss) on investments                                          26,048        8,549          (445)       (1,648)
Net realized gain on futures contracts                                              879        2,849            --            --
Net realized gain on written options                                                121           --            --            --
Net change in unrealized appreciation or depreciation of investments             17,591       49,930       168,437       219,694
Net change in unrealized appreciation or depreciation of futures contracts          414         (314)           --            --
Net change in unrealized appreciation or depreciation of written options             39          (28)           --            --
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             49,394       70,760       181,923       242,406
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income - net:
   Class A                                                                         (813)      (1,700)       (1,552)       (2,199)
   Class B                                                                         (155)        (345)         (156)         (180)
   Class C                                                                          (32)         (74)         (130)         (163)
   Class S                                                                         (197)        (501)         (177)         (370)
   Class Y                                                                       (3,254)      (7,143)      (14,863)      (20,336)
Net realized gain on investments:
   Class A                                                                           --           --            --            --
   Class B                                                                           --           --            --            --
   Class C                                                                           --           --            --            --
   Class S                                                                           --           --            --            --
   Class Y                                                                           --           --            --            --
Tax return of capital:
   Class A                                                                           --           --            --          (188)
   Class B                                                                           --           --            --           (29)
   Class C                                                                           --           --            --           (25)
   Class S                                                                           --           --            --           (22)
   Class Y                                                                           --           --            --        (1,666)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                              (4,451)      (9,763)      (16,878)      (25,178)
================================================================================================================================
CAPITAL SHARE TRANSACTIONS (1):
Class A:
   Proceeds from sales                                                            9,142        6,543        26,287        19,326
   Reinvestment of distributions                                                    785        1,644         1,439         2,200
   Payments for redemptions                                                      (7,933)     (20,769)      (13,337)      (30,519)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class A transactions                       1,994      (12,582)       14,389        (8,993)
--------------------------------------------------------------------------------------------------------------------------------
Class B:
   Proceeds from sales                                                              954        1,814         2,654         4,210
   Reinvestment of distributions                                                    149          333           146           195
   Payments for redemptions                                                      (3,580)      (8,965)       (1,773)       (4,601)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class B transactions                      (2,477)      (6,818)        1,027          (196)
--------------------------------------------------------------------------------------------------------------------------------
Class C:
   Proceeds from sales                                                              523        7,057         1,687         9,712
   Reinvestment of distributions                                                     33           74           129           187
   Payments for redemptions                                                      (1,586)      (2,895)       (2,809)       (4,602)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class C transactions                      (1,030)       4,236          (993)        5,297
--------------------------------------------------------------------------------------------------------------------------------
Class S:
   Proceeds from sales                                                            3,187       11,177         2,090        11,462
   Reinvestment of distributions                                                    197          500           172           379
   Payments for redemptions                                                     (10,421)     (27,455)      (11,928)      (35,880)
--------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from Class S transactions                                 (7,037)     (15,778)       (9,666)      (24,039)
--------------------------------------------------------------------------------------------------------------------------------
Class Y:
   Proceeds from sales                                                           37,607      141,133       188,696       387,332
   Reinvestment of distributions                                                  3,103        6,753         5,297         8,467
   Payments for redemptions                                                     (86,952)    (115,733)     (161,600)     (235,567)
   Shares issued in connection with the acquisition of Common Trust Fund
     net assets                                                                                                          259,049
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from Class Y transactions                     (46,242)      32,153        32,393       419,281
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions               (54,792)       1,211        37,150       391,350
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                          (9,849)      62,208       202,195       608,578
NET ASSETS AT BEGINNING OF PERIOD                                               525,121      462,913     1,481,464       872,886
================================================================================================================================
NET ASSETS AT END OF PERIOD                                                  $  515,272   $  525,121   $ 1,683,659   $ 1,481,464
================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF ) NET INVESTMENT INCOME AT END
  OF PERIOD                                                                  $       13   $      338   $    (2,459)  $       488
================================================================================================================================

(1)  See Note 4 in Notes to Financial Statements for additional information.

The accompanying notes are an integral part of the financial statements.

                 (This page has been left blank intentionally.)

FINANCIAL HIGHLIGHTS For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

                                                 REALIZED AND
                       NET ASSET                   UNREALIZED    DIVIDENDS                     NET ASSET
                           VALUE           NET          GAINS     FROM NET    DISTRIBUTIONS        VALUE
                       BEGINNING    INVESTMENT    (LOSSES) ON   INVESTMENT         FROM NET       END OF
                       OF PERIOD        INCOME    INVESTMENTS       INCOME   REALIZED GAINS       PERIOD
--------------------------------------------------------------------------------------------------------
BALANCED FUND (1)
Class A
  2004 (2)           $      9.47   $      0.08   $       0.84   $    (0.08)  $           --   $    10.31
  2003                      8.38          0.17           1.08        (0.16)              --         9.47
  2002 (3)                  9.50          0.20          (1.12)       (0.20)              --         8.38
  2001 (3) (4)             13.83          0.18          (2.24)       (0.20)           (2.07)        9.50
  2000 (5)                 12.39          0.23           2.12        (0.22)           (0.69)       13.83
  1999 (5)                 12.30          0.20           0.49        (0.20)           (0.40)       12.39
Class B
  2004 (2)           $      9.41   $      0.05   $       0.82   $    (0.05)  $           --   $    10.23
  2003                      8.32          0.10           1.08        (0.09)              --         9.41
  2002 (3)                  9.44          0.13          (1.12)       (0.13)              --         8.32
  2001 (3) (4)             13.75          0.17          (2.29)       (0.13)           (2.06)        9.44
  2000 (5)                 12.33          0.13           2.11        (0.14)           (0.68)       13.75
  1999 (5) (6)             12.37          0.07          (0.04)       (0.07)              --        12.33
Class C
  2004 (2)           $      9.44   $      0.05   $       0.83   $    (0.05)  $           --   $    10.27
  2003                      8.35          0.09           1.10        (0.10)              --         9.44
  2002 (3)                  9.49          0.13          (1.14)       (0.13)              --         8.35
  2001 (3) (7)              9.29            --           0.20           --               --         9.49
Class S
  2004 (2)           $      9.49   $      0.08   $       0.83   $    (0.08)  $           --   $    10.32
  2003                      8.39          0.15           1.10        (0.15)              --         9.49
  2002 (3)                  9.50          0.20          (1.12)       (0.19)              --         8.39
  2001 (3) (8)             11.27          0.18          (1.74)       (0.21)              --         9.50
Class Y
  2004 (2)           $      9.50   $      0.09   $       0.84   $    (0.09)  $           --   $    10.34
  2003                      8.40          0.19           1.09        (0.18)              --         9.50
  2002 (3)                  9.53          0.23          (1.13)       (0.23)              --         8.40
  2001 (3) (4)             13.87          0.16          (2.20)       (0.23)           (2.07)        9.53
  2000 (5)                 12.43          0.26           2.13        (0.26)           (0.69)       13.87
  1999 (5)                 12.32          0.24           0.49        (0.23)           (0.39)       12.43

EQUITY INCOME FUND
Class A
  2004 (2) (3)       $     11.56   $      0.10   $       1.31   $    (0.12)  $           --   $    12.85
  2003 (3)                  9.58          0.18           1.99        (0.17)              --        11.56
  2002 (3)                 12.13          0.16          (2.48)       (0.19)           (0.04)        9.58
  2001 (3)                 16.29          0.29          (0.74)       (0.32)           (3.39)       12.13
  2000                     15.94          0.28           1.45        (0.28)           (1.10)       16.29
  1999                     15.70          0.36           1.15        (0.37)           (0.90)       15.94
Class B
  2004 (2) (3)       $     11.49   $      0.05   $       1.31   $    (0.08)  $           --   $    12.77
  2003 (3)                  9.52          0.10           1.98        (0.09)              --        11.49
  2002 (3)                 12.07          0.09          (2.49)       (0.11)           (0.04)        9.52
  2001 (3)                 16.24          0.18          (0.75)       (0.21)           (3.39)       12.07
  2000                     15.90          0.18           1.44        (0.18)           (1.10)       16.24
  1999                     15.65          0.24           1.16        (0.25)           (0.90)       15.90
Class C
  2004 (2) (3)       $     11.51   $      0.05   $       1.31   $    (0.08)  $           --   $    12.79
  2003 (3)                  9.54          0.10           1.98        (0.09)              --        11.51
  2002 (3)                 12.09          0.10          (2.50)       (0.11)           (0.04)        9.54
  2001 (3)                 16.28          0.18          (0.76)       (0.22)           (3.39)       12.09
  2000                     15.93          0.19           1.44        (0.18)           (1.10)       16.28
  1999 (9)                 16.62          0.21          (0.70)       (0.20)              --        15.93
Class S (3)
  2004 (2)           $     11.56   $      0.10   $       1.32   $    (0.12)  $           --   $    12.86
  2003                      9.57          0.19           1.99        (0.17)              --        11.56
  2002                     12.12          0.15          (2.47)       (0.19)           (0.04)        9.57
  2001 (7)                 11.57          0.01           0.54           --               --        12.12
Class Y
  2004 (2) (3)       $     11.63   $      0.11   $       1.33   $    (0.14)  $           --   $    12.93
  2003 (3)                  9.63          0.21           2.00        (0.19)              --        11.63
  2002 (3)                 12.20          0.21          (2.52)       (0.22)           (0.04)        9.63
  2001 (3)                 16.37          0.33          (0.76)       (0.35)           (3.39)       12.20
  2000                     16.00          0.32           1.47        (0.32)           (1.10)       16.37
  1999                     15.74          0.40           1.17        (0.41)           (0.90)       16.00

(1) The financial highlights for the Balanced Fund as set forth herein include the historical financial highlights of the Firstar Balanced Growth Fund. The assets of the Firstar Fund were acquired by the First American Balanced Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Balanced Growth Fund were exchanged for Class A shares of the First American Balanced Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.
(2) For the six months ended March 31, 2004 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
(3)  Per share data calculated using average shares outstanding method.
(4) For the period November 1, 2000 to September 30, 2001. Effective in 2001, the Fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

                                                                                  RATIO OF        RATIO OF NET
                                                                RATIO OF NET   EXPENSES TO          INVESTMENT
                                                     RATIO OF     INVESTMENT       AVERAGE              INCOME
                                     NET ASSETS   EXPENSES TO         INCOME    NET ASSETS      TO AVERAGE NET   PORTFOLIO
                           TOTAL         END OF       AVERAGE     TO AVERAGE    (EXCLUDING   ASSETS (EXCLUDING    TURNOVER
                     RETURN (10)   PERIOD (000)    NET ASSETS     NET ASSETS      WAIVERS)            WAIVERS)        RATE
--------------------------------------------------------------------------------------------------------------------------
BALANCED FUND (1)
Class A
  2004 (2)                  9.74%  $    108,588          1.05%          1.50%         1.20%               1.35%         60%
  2003                     14.98         98,016          1.05           1.75          1.23                1.57         156
  2002 (3)                 (9.90)        98,557          1.05           2.07          1.23                1.89          79
  2001 (3) (4)            (17.03)       127,590          1.22           1.96          1.28                1.90          54
  2000 (5)                 19.46         54,380          1.22           1.66          1.28                1.60          79
  1999 (5)                  5.56         53,807          1.18           1.59          1.25                1.52          69
Class B
  2004 (2)                  9.22%  $     33,363          1.80%          0.76%         1.95%               0.61%         60%
  2003                     14.25         33,015          1.80           1.00          1.98                0.82         156
  2002 (3)                (10.64)        35,641          1.80           1.32          1.98                1.14          79
  2001 (3) (4)            (17.64)        47,150          1.93           1.22          1.99                1.16          54
  2000 (5)                 18.77          2,243          1.97           0.91          2.03                0.85          79
  1999 (5) (6)              0.25            630          1.97           0.87          2.03                0.81          69
Class C
  2004 (2)                  9.29%  $      6,673          1.80%          0.76%         1.95%               0.61%         60%
  2003                     14.24          7,089          1.80           0.99          1.98                0.81         156
  2002 (3)                (10.77)         2,233          1.80           1.32          1.98                1.14          79
  2001 (3) (7)              2.15          2,351          0.94           2.20          0.94                2.20          54
Class S
  2004 (2)                  9.61%  $     18,902          1.05%          1.51%         1.20%               1.36%         60%
  2003                     15.08         23,844          1.05           1.76          1.23                1.58         156
  2002 (3)                 (9.90)        36,194          1.05           2.07          1.23                1.89          79
  2001 (3) (8)            (14.03)        39,527          1.22           1.94          1.28                1.88          54
Class Y
  2004 (2)                  9.83%  $    347,746          0.80%          1.76%         0.95%               1.61%         60%
  2003                     15.35        363,157          0.80           2.00          0.98                1.82         156
  2002 (3)                 (9.74)       290,288          0.80           2.32          0.98                2.14          79
  2001 (3) (4)            (16.84)       375,983          0.97           2.21          1.04                2.14          54
  2000 (5)                 19.94        163,158          0.97           1.91          1.03                1.85          79
  1999 (5)                  5.87        180,737          0.93           1.84          1.00                1.77          69

EQUITY INCOME FUND
Class A
  2004 (2) (3)             12.24%  $    175,045          1.15%          1.53%         1.19%               1.49%          5%
  2003 (3)                 22.81        144,282          1.15           1.70          1.20                1.65          43
  2002 (3)                (19.51)       128,142          1.15           1.43          1.20                1.38          38
  2001 (3)                 (3.89)        24,557          1.00           1.97          1.15                1.82          33
  2000                     11.11         20,607          1.00           1.69          1.14                1.55          36
  1999                      9.74         18,970          1.00           2.01          1.13                1.88          35
Class B
  2004 (2) (3)             11.85%  $     25,658          1.90%          0.79%         1.94%               0.75%          5%
  2003 (3)                 21.97         22,156          1.90           0.95          1.95                0.90          43
  2002 (3)                (20.10)        18,699          1.90           0.80          1.95                0.75          38
  2001 (3)                 (4.64)        11,516          1.75           1.20          1.90                1.05          33
  2000                     10.35         10,366          1.75           0.95          1.89                0.81          36
  1999                      9.10         10,971          1.75           1.34          1.88                1.21          35
Class C
  2004 (2) (3)             11.83%  $     20,511          1.90%          0.79%         1.94%               0.75%          5%
  2003 (3)                 21.95         19,386          1.90           0.95          1.95                0.90          43
  2002 (3)                (20.08)        11,171          1.90           0.86          1.95                0.81          38
  2001 (3)                 (4.74)         8,028          1.75           1.20          1.90                1.05          33
  2000                     10.41          2,511          1.75           0.88          1.89                0.74          36
  1999 (9)                 (3.02)         1,700          1.76           0.65          1.88                0.53          35
Class S (3)
  2004 (2)                 12.32%  $      9,416          1.15%          1.54%         1.19%               1.50%          5%
  2003                     22.91         17,170          1.15           1.80          1.20                1.75          43
  2002                    (19.47)        36,522          1.15           1.34          1.20                1.29          38
  2001 (7)                  4.75            328          1.23           4.08          1.42                3.89          33
Class Y
  2004 (2) (3)             12.38%  $  1,453,029          0.90%          1.78%         0.94%               1.74%          5%
  2003 (3)                 23.20      1,278,470          0.90           1.95          0.95                1.90          43
  2002 (3)                (19.30)       678,352          0.90           1.80          0.95                1.75          38
  2001 (3)                 (3.71)       267,361          0.75           2.21          0.90                2.06          33
  2000                     11.46        275,436          0.75           1.99          0.89                1.85          36
  1999                     10.10        350,775          0.75           2.38          0.88                2.25          35

(5)  For the fiscal period ended October 31.
(6) Class of shares has been offered since March 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(7) Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(8) Class of shares has been offered since November 27, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(9) Class of shares has been offered since February 1, 1999. All ratios for the period have been annualized, except total return and portfolio turnover.
(10) Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

NOTES TO FINANCIAL STATEMENTS March 31, 2004 (unaudited)

1 >  Organization

     The First American Real Estate Securities Fund, Technology Fund, International Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Balanced Fund and Equity Income Fund (each a "Fund" and collectively, the "Funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"), which is a member of the First American Family of Funds. FAIF currently offers 37 funds, including the Funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the Fund's board of directors to create additional funds in the future. The International Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Large Cap Growth Opportunities, Large Cap Select Fund, Large Cap Value Fund, Balanced Fund and Equity Income Fund are each diversified open-end management investment companies. The Real Estate Securities Fund and Technology Fund are non-diversified open-end management investment companies. Non-diversified funds may invest a large component of their net assets in securities of relatively few issuers.

     The Funds offer Class A, Class B, Class C, Class S, and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 18 months, and will not convert to Class A shares. Class S shares have no sales charge and are offered only through banks and other financial institutions. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

     The Funds' prospectuses provide descriptions of each Fund's investment objective, policies and strategies. All classes of shares of a Fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution and shareholder servicing fees charged may differ among classes.

2 >  Summary of Significant Accounting Policies

     The significant accounting policies followed by the Funds are as follows:

     SECURITY VALUATION - Security valuations for the Funds' investments are furnished by independent pricing services that have been approved by the Funds' board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the Funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last price is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Funds' board of directors. Some of the factors which may be considered by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of March 31, 2004, Real Estate Securities Fund,

     International Fund, Small Cap Growth Opportunities Fund, Mid Cap Value Fund, and the Balanced Fund held fair valued securities with a market value of $340,014, $292, $122,540, $0, and $39,330 respectively or 0.1%, 0.0%,
     0.0%, 0.0% and 0.0% of net assets, respectively. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income-tax purposes.

     DISTRIBUTIONS TO SHAREHOLDERS - Balanced Fund, Equity Income Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Mid Cap Growth Opportunities Fund and Mid Cap Value Fund declare and pay income dividends monthly. Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, Real Estate Securities Fund and Technology Fund declare and pay income dividends quarterly. International Fund declares and pays income dividends annually. Any net realized capital gains on sales of a Fund's securities are distributed to shareholders at least annually.

     Due to the nature of the dividends received by the Real Estate Securities Fund on its securities holdings, a portion of the quarterly income distributions from the Real Estate Securities Fund may be a return of capital.

     FEDERAL TAXES - Each Fund is treated as a separate taxable entity. Each Fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, losses deferred due to wash sales, the expiration of capital loss carryovers, proceeds from securities litigation, foreign currency gains and losses, investments in limited partnerships and REITs, and the "mark-to-market" of certain Passive Foreign Investment Companies (PFIC's) for tax purposes. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the difference arises.

     The characterization of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. The distributions paid during the six months ended March 31, 2004 (estimated), and the fiscal year ended September 30, 2003, were characterized as follows (000):

                                                         2004
                                     ORDINARY    LONG TERM       RETURN
     FUND                              INCOME         GAIN   OF CAPITAL        TOTAL
     -------------------------------------------------------------------------------
     Real Estate Securities Fund   $    6,502   $    9,833   $       --   $   16,335
     International Fund                 8,820           --           --        8,820
     Small Cap Growth
       Opportunities Fund                  --        3,085           --        3,085
     Small Cap Select Fund                 --       78,562           --       78,562
     Small Cap Value Fund               1,306       18,674           --       19,980
     Mid Cap Growth
       Opportunities Fund                  --       40,781           --       40,781
     Mid Cap Value Fund                 1,138           --           --        1,138
     Large Cap Growth
       Opportunities Fund               1,012           --           --        1,012
     Large Cap Select Fund                508        1,556                     2,064
     Large Cap Value Fund               6,362           --           --        6,362
     Balanced Fund                      4,451           --           --        4,451
     Equity Income Fund                16,878           --           --       16,878

                                                         2003
                                     ORDINARY    LONG TERM       RETURN
     FUND                              INCOME         GAIN   OF CAPITAL        TOTAL
     -------------------------------------------------------------------------------
     Real Estate Securities Fund   $    8,570   $    3,434   $       --   $   12,004
     Small Cap Value Fund                 429          194           --          623
     Mid Cap Value Fund                 3,020           --          141        3,161
     Large Cap Growth
      Opportunities Fund                2,409           --           --        2,409
     Large Cap Select Fund                206           --           --          206
     Large Cap Value Fund              14,662           --          107       14,769
     Balanced Fund                      9,763           --           --        9,763
     Equity Income Fund                23,248           --        1,930       25,178

     As of September 30, 2003, the Fund's most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax basis were
     (000):

                                                                            ACCUMULATED                          TOTAL
                                           UNDISTRIBUTED   UNDISTRIBUTED    CAPITAL AND       UNREALIZED   ACCUMULATED
                                                ORDINARY       LONG TERM   POST-OCTOBER     APPRECIATION      EARNINGS
     FUND                                         INCOME   CAPITAL GAINS         LOSSES   (DEPRECIATION)     (DEFICIT)
     -----------------------------------------------------------------------------------------------------------------
     Real Estate Securities Fund           $         136   $       4,743   $         --   $       33,302   $    38,181
     Technology Fund                                  --              --       (473,964)          (2,895)     (476,859)
     International Fund                           10,300              --       (366,083)         126,245      (229,538)
     Small Cap Growth Opportunities Fund              --           3,084        (12,773)          78,372        68,683
     Small Cap Select Fund                        25,371          15,931        (68,046)         149,031       122,287
     Small Cap Value Fund                             --           6,799             --          100,796       107,595
     Mid Cap Growth Opportunities Fund                --          19,177        (70,588)         139,962        88,551
     Mid Cap Value Fund                               --              --       (105,111)          41,752       (63,359)
     Large Cap Growth Opportunities Fund             215              --       (262,091)          54,072      (207,804)
     Large Cap Select Fund                           772              42             --            3,068         3,882
     Large Cap Value Fund                             --              --       (157,188)          65,691       (91,497)
     Balanced Fund                                   343              --        (70,485)          16,514       (53,628)
     Equity Income Fund                            4,467              --        (48,453)         117,931        73,945

     The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses on wash sales and investments in limited partnerships and REITs.

     As of September 30, 2003, the Fund's most recently completed fiscal year end, the following Funds had capital loss carryforwards (000):

                      EXPIRATION YEAR        2005       2006       2007        2008        2009        2010        2011       TOTAL
     ------------------------------------------------------------------------------------------------------------------------------
     FUND
     Technology Fund                    $      --   $     --    $    --   $  12,002   $  11,235   $ 339,005   $ 102,106   $ 464,348
     International Fund                     4,918      4,123      2,509      19,158      26,444     137,098      97,838     292,088
     Small Cap Select Fund                     --         --         --          --          --      68,046          --      68,046
     Mid Cap Growth Opportunites Fund          --         --         --          --          --      70,588          --      70,588
     Mid Cap Value Fund                        --         --         --     101,217       3,803          --          --     105,020
     Large Cap Growth Opportunities
       Fund                                    --         --         --          --     212,935       7,799      32,643     253,377
     Large Cap Value Fund                      --         --         --          --       5,508      12,837      97,496     115,841
     Balanced Fund                             --         --     11,758          --       3,374      28,920      26,660      70,712
     Equity Income Fund                        --         --         --      20,678       1,731          --      21,832      44,241

     In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the above capital loss carryovers is limited on an annual basis for International, Large Cap Growth Opportunities, Mid Cap Growth Opportunities, Small Cap Select, and Technology Funds in the amount of (000) $9,836, $9,442, $5,541, $5,341 and $1,524, respectively.

     Certain Funds incurred a loss for tax purposes for the period from November 1, 2002 to September 30, 2003. As permitted by tax regulations, the Funds intend to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2004. The following Funds had deferred losses
     (000):

     FUND                                                                                                        AMOUNT
     ------------------------------------------------------------------------------------------------------------------
     Technology Fund                                                                                       $      9,616
     International Fund                                                                                          73,995
     Small Cap Growth Opportunities Fund                                                                         12,773
     Mid Cap Value Fund                                                                                              91
     Large Cap Growth Opportunities Fund                                                                          8,714
     Large Cap Value Fund                                                                                        41,347
     Equity Income Fund                                                                                           4,212

     FUTURES TRANSACTIONS - In order to gain exposure to or protect against changes in the market, certain Funds may enter into S&P stock index futures contracts and other stock index futures contracts. Balanced Fund may also enter into interest rate futures contracts.

     Upon entering into a futures contract, the Fund is required to deposit cash or pledge U.S. government securities in an amount equal to five percent of the underlying notional amount indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying index, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. At March 31, 2004, open long futures contracts for the Large Cap Select Fund and Balanced Fund, were as follows (000):

                                                         MARKET VALUE
                            NAME OF          NUMBER OF     COVERED BY   SETTLEMENT   UNREALIZED
     FUND                  CONTRACT          CONTRACTS      CONTRACTS        MONTH   GAIN (LOSS)
     ------------------------------------------------------------------------------------------
     Large Cap
      Select                  S&P 500 Index         52   $     14,624      June-04   $      162

     Balanced                 S&P 500 Index         47         13,220      June-04          162
                         Russell 2000 Index          3            894      June-04           40
                  U.S.Treasury 10 Year Swap         60          6,799      June-04         (129)
                  U.S.Treasury 10 Year Note         15          1,731      June-04           27
                                                         ------------                ----------
     Total Balanced                                            22,644                       100

     FOREIGN CURRENCY TRANSLATION - The books and records of the International Fund are maintained in U.S. dollars on the following basis:

     - market value of investment securities, assets and liabilities are translated at the current rate of exchange; and

     - purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Fund does not isolate the portion of gains and losses on investments in equity securities that are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

     The International Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS - The International Fund may enter into forward foreign currency contracts as hedges against either specific transactions or Fund positions. The aggregate principal amount of the contracts are not recorded because the International Fund intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Fund realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Fund's statement of assets and liabilities. The face or contract amount in U.S. dollars reflects the total exposure the Fund has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counter parties to the contracts are unable to meet the terms of their contracts. There were no outstanding forward foreign currency contracts at March 31, 2004.

     EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets of all funds within the First American Fund complex. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     OPTIONS TRANSACTIONS - The Funds may utilize options in an attempt to manage market or business risk or enhance the Fund's yield. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option.

     Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

     ILLIQUID SECURITIES AND RESTRICTED SECURITIES - At March 31, 2004, investments in securities in the Real Estate Securities Fund, International Fund, Small Cap Growth Opportunities Fund, Mid Cap Value Fund, and Balanced Fund included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Each Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities.

     Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds' board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a Fund's investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds' board of directors.

     At March 31, 2004, the aggregate value of illiquid securities subject to the limitation on investment was as follows (000):

                                                           PERCENTAGE OF
     FUND                                       VALUE         NET ASSETS
     --------------------------------------------------------------------
     Real Estate Securities Fund              $   340                0.1%
     International Fund                            --                0.0
     Small Cap Growth Opportunities Fund          123                0.0
     Mid Cap Value Fund                            --                0.0
     Balanced Fund                              1,315                0.3

     Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows (000):

     REAL ESTATE SECURITIES FUND

                                                                   DATES
     SECURITY                                  SHARES           ACQUIRED         COST BASIS
     --------------------------------------------------------------------------------------
     Beacon Capital                            33,750               3/98              $ 660
     Newcastle Investment Holdings             35,000               6/98                153
     Wyndham International                      2,112          3/00-4/00                 --
     Wyndham Voting Trust                       1,209               3/98                 --

     INTERNATIONAL FUND

                                                                   DATES
     SECURITY                                  SHARES           ACQUIRED         COST BASIS
     --------------------------------------------------------------------------------------
     Peregrine Investment Holdings            142,000         12/94-8/97              $ 288
     Silverstone Berhad                         3,469          8/95-5/96                  2

     SMALL CAP GROWTH OPPORTUNITIES FUND

                                                                   DATES
     SECURITY                                  SHARES           ACQUIRED         COST BASIS
     --------------------------------------------------------------------------------------
     Tridium Warrant                           20,500               4/99            $    --
     Tridium, Cl B                            278,500          4/99-8/99              1,524
     VideoPropulsion                          809,856              12/99                 --

     MID CAP VALUE FUND

                                                                   DATES
     SECURITY                                  SHARES           ACQUIRED         COST BASIS
     --------------------------------------------------------------------------------------
     Enbridge                                  23,326              11/02              $  --
     Kinder Morgan Fractional Shares           11,519              11/03                 --

     BALANCED FUND

                                                                   DATES
     SECURITY                              SHARES/PAR           ACQUIRED         COST BASIS
     --------------------------------------------------------------------------------------
     Kinder Morgan Fractional Shares           37,233              11/03            $    --
     Duty Free International                      656         1/99-11/02                655
     Sequoia Mortgage Trust                   $ 1,315               3/04              1,315

     The following restricted securities, including Rule 144A securities, have been determined to be liquid under the guidelines established by the Funds' board of directors.

     BALANCED FUND

                                                                   DATES
     SECURITY                                     PAR           ACQUIRED         COST BASIS       VALUE
     --------------------------------------------------------------------------------------------------
     Cablevision Systems                      $   400               3/04            $   400     $   399
     Case New Holland                             250               7/03                247         283
     Dex Media West                               400               8/03                400         444
     Halliburton                                  545              11/03                544         577
     Nevada Power                                 500               8/03                500         566
     Qwest                                        800               1/04                973         908
     William Street Funding                     1,000              11/03                999       1,000

     SECURITIES LENDING - In order to generate additional income, a Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each Fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

     U.S. Bancorp Asset Management, Inc. ("USBAM") serves as the securities lending agent for the Funds in transactions involving the lending of portfolio securities on behalf of the Funds. USBAM acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an SEC exemptive order. USBAM currently receives fees equal to 25% of the Funds' income from securities lending transactions. The Funds also pay an administrative fee equal to 0.025% based on the cash collateral held for the securities on loan. Fees paid to USBAM from the Funds for the six months ended March 31, 2004, were as follows (000):

     FUND                                                 AMOUNT
     -----------------------------------------------------------
     Real Estate Securities Fund                           $  17
     Technology Fund                                          44
     International Fund                                      161
     Small Cap Growth Opportunities Fund                      78
     Small Cap Select Fund                                   175
     Small Cap Value Fund                                     50
     Mid Cap Growth Opportunities Fund                       182
     Mid Cap Value Fund                                       43
     Large Cap Growth Opportunities Fund                     138
     Large Cap Select Fund                                    14
     Large Cap Value Fund                                     93
     Balanced Fund                                            46
     Equity Income Fund                                      109

     OTHER INCOME - Income from settlement proceeds related to specific portfolio securities is recorded as an adjustment to realized or unrealized gains or losses. Income from settlement proceeds related to securities that are no longer included in the portfolio is recorded in other income. For the six months ended March 31, 2004, the Technology Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Large Cap Growth Opportunities Fund, Large Cap Value Fund, and the Balanced Fund recorded $111,281, $165,107, $102,935, $1,916, $2,888, $88,606, $2,356, $75,966,
     $10,831, respectively, in other income for settlement proceeds related to securities no longer included in the portfolio.

     INTERFUND LENDING PROGRAM - Pursuant to an SEC exemptive order, the Funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating funds. The Funds did not have any interfund lending transactions during the six months ended March 31, 2004.

     DEFERRED COMPENSATION PLAN - Under a Deferred Compensation Plan (the Plan), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the Funds. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

     USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

     ADVISOR FEES - Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Fund to pay USBAM a monthly fee based upon average daily net assets of the Fund. The annual fee for each Fund is as follows:

     FUND                                                 AMOUNT
     -----------------------------------------------------------
     Real Estate Securities Fund                           0.70%
     Technology Fund                                       0.70%
     International Fund                                    1.10%
     Small Cap Growth Opportunities Fund                   1.40%
     Small Cap Select Fund                                 0.70%
     Small Cap Value Fund                                  0.70%
     Mid Cap Growth Opportunities Fund                     0.70%
     Mid Cap Value Fund                                    0.70%
     Large Cap Growth Opportunities Fund                   0.65%
     Large Cap Select Fund                                 0.65%
     Large Cap Value Fund                                  0.65%
     Balanced Fund                                         0.65%
     Equity Income Fund                                    0.65%

     Under the Agreement, the fee paid to USBAM by International Fund is equal to a rate of 1.10% of the average daily net assets up to $1.5 billion, 1.05% of the average daily net assets on the next $1 billion, and 1.00% of the average daily net assets up to $1.5 billion, 1.05% of the average daily net assets on the next $1 billion, and 1.00% of the average daily net assets in excess of $2.5 billion. The fees paid by Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Balanced Fund, and Equity Income Fund are equal to an annual rate of 0.65% of the average daily net assets up to $3 billion, 0.625% of the average daily net assets on the next $2 billion, and 0.60% of the average daily net assets in excess of $5 billion. USBAM voluntarily waived fees during the six months ended March 31, 2004, so that total fund operating expenses, as a percent of average daily net assets, did not exceed the following amounts:

                                               SHARE CLASS
                                     ----------------------------------
     FUND                                A      B      C      S      Y
     ------------------------------------------------------------------
     Real Estate Securities Fund      1.23%  1.98%  1.98%  1.23%  0.98%
     Technology Fund                  1.23   1.98   1.98   1.23   0.98
     International Fund               1.60   2.35   2.35   1.60   1.35
     Small Cap Growth
      Opportunities Fund              1.93   2.68   2.68   1.93   1.68
     Small Cap Select Fund            1.21   1.96   1.96   1.21   0.96
     Small Cap Value Fund             1.23   1.98   1.98   1.23   0.98
     Mid Cap Growth
      Opportunities Fund              1.20   1.95   1.95   1.20   0.95
     Mid Cap Value Fund               1.20   1.95   1.95   1.20   0.95
     Large Cap Growth
      Opportunities Fund              1.15   1.90   1.90   1.15   0.90
     Large Cap Select Fund            1.15   1.90   1.90   1.15   0.90
     Large Cap Value Fund             1.15   1.90   1.90   1.15   0.90
     Balanced Fund                    1.05   1.80   1.80   1.05   0.80
     Equity Income Fund               1.15   1.90   1.90   1.15   0.90

     The Funds may invest in related money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such investments are identical to those of investments by non-related entities. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment adviser to both the investing Funds and the related money market funds, USBAM will reimburse each investing Fund an amount equal to that portion of their investment advisory fee received from the related money market funds that is attributable to the assets of the investing Fund. For financial statement purposes, these reimbursements are recorded as investment income.

     SUB-ADVISORY FEES - Clay Finlay, Inc. serves as investment sub-adviser to the International Fund, and receives a fee, payable by USBAM. The fee is computed daily and paid monthly at an annual rate of 0.25% of the first $500 million of the Fund's average daily net assets, and 0.10% of the Fund's average daily net assets in excess of $500 million.

     CO-ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services LLC ("USBFS") (collectively the "Administrators") serve as the co-administrators pursuant to a co-administration agreement between the Administrators and the Funds. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the co-administration agreement, the Administrators are compensated to provide, or compensate other entities to provide, services to the Funds. These services include various legal, oversight and administrative services, accounting services, transfer agency and dividend disbursing services, and shareholder services. The Funds pay the Administrators at an annual rate, calculated daily and paid monthly, based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Fund's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% of the next $17 billion of the aggregate average daily assets, 0.22% of the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. The Funds pay transfer agent fees of $18,500 per share class. These fees are allocated to each fund based upon the Fund's pro rata share of aggregate average daily net assets of the Funds that comprise FAIF. Each Fund also pays additional per account fees for transfer agent services. For the six months ended March 31, 2004, administration fees paid to USBAM and USBFS by the Funds included in this semiannual report were as follows (000):

     FUND                                                    AMOUNT
     --------------------------------------------------------------
     Real Estate Securities Fund                          $     411
     Technology Fund                                            171
     International Fund                                       1,630
     Small Cap Growth Opportunities Fund                        743
     Small Cap Select Fund                                    1,604
     Small Cap Value Fund                                       665
     Mid Cap Growth Opportunities Fund                        1,917
     Mid Cap Value Fund                                         544
     Large Cap Growth Opportunities Fund                      1,769
     Large Cap Select Fund                                      233
     Large Cap Value Fund                                     1,513
     Balanced Fund                                              696
     Equity Income Fund                                       2,112

     CUSTODIAN FEES - U.S. Bank serves as the Funds' custodian pursuant to a custodian agreement with FAIF. The fee for each Fund is equal to an annual rate of 0.01% of average daily net assets. All fees are computed daily and paid monthly.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as distributor of the Funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, each of the Funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% of each Fund's average daily net assets of the Class A shares, 1.00% of the Class B shares and 1.00% of the Class C shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, or shareholder servicing activities.

     FAIF has adopted and entered into a shareholder service plan and agreement with Quasar with respect to the Class S shares. Each Fund pays to Quasar a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets of the Fund's Class S shares. No distribution or shareholder servicing fees are paid by Class Y shares. Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar or paid to affiliates of USBAM for the six months ended March 31, 2004 (000):

     FUND                                                  AMOUNT
     ------------------------------------------------------------
     Real Estate Securities Fund                            $  59
     Technology Fund                                          108
     International Fund                                       129
     Small Cap Growth Opportunities Fund                      178
     Small Cap Select Fund                                    207
     Small Cap Value Fund                                      93
     Mid Cap Growth Opportunities Fund                        304
     Mid Cap Value Fund                                        55
     Large Cap Growth Opportunities Fund                      272
     Large Cap Select Fund                                      1
     Large Cap Value Fund                                     226
     Balanced Fund                                            236
     Equity Income Fund                                       353

     OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, and co-administration fees, each Fund is responsible for paying most other operating expenses including fees and expenses of outside directors, registration fees, printing of shareholder reports, legal, auditing, insurance and other miscellaneous expenses. For the six months ended March 31, 2004, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Funds are partners.

     SALES CHARGES - A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

                                                      CDSC AS A
                                           PERCENTAGE OF DOLLAR
     YEAR SINCE PURCHASE                AMOUNT SUBJECT TO CHARGE
     -----------------------------------------------------------
         First                                           5.00%
         Second                                          5.00%
         Third                                           4.00%
         Fourth                                          3.00%
         Fifth                                           2.00%
         Sixth                                           1.00%
         Seventh                                           --
         Eighth                                            --

     A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first eighteen months.

     The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

     For the six months ended March 31, 2004, total sales charges retained by affiliates of USBAM for distributing the Funds' shares were as follows
     (000):

     FUND                                                 AMOUNT
     -----------------------------------------------------------
     Real Estate Securities Fund                           $ 124
     Technology Fund                                          55
     International Fund                                       67
     Small Cap Growth Opportunities Fund                     821
     Small Cap Select Fund                                   188
     Small Cap Value Fund                                     95
     Mid Cap Growth Opportunities Fund                       206
     Mid Cap Value Fund                                       73
     Large Cap Growth Opportunities Fund                     152
     Large Cap Select Fund                                    21
     Large Cap Value Fund                                     84
     Balanced Fund                                           149
     Equity Income Fund                                      500

4 >  Capital Share Transactions

     There are 420 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the Funds were as follows (000):

                                                                    REAL ESTATE              TECHNOLOGY           INTERNATIONAL
                                                                SECURITIES FUND                    FUND                    FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                            10/1/03     10/1/02     10/1/03     10/1/02     10/1/03     10/1/02
                                                                 TO          TO          TO          TO          TO          TO
                                                            3/31/04     9/30/03     3/31/04     9/30/03     3/30/04     9/30/03
-------------------------------------------------------------------------------------------------------------------------------
                                                         (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
Class A:
  Shares issued                                                 757       1,923       1,128       1,908       1,231      20,293
  Shares issued in lieu of cash distributions                   131         106          --          --          20           0
  Shares redeemed                                              (237)       (921)     (1,195)     (2,202)     (1,164)    (21,356)
  Shares issued in connection with acquisition of Fund
   net assets                                                    --          --          --          --          --         347
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                      651       1,108         (67)       (294)         87        (716)
===============================================================================================================================
Class B:
  Shares issued                                                  35          77          71         293          31          73
  Shares issued in lieu of cash distributions                    11          12          --          --           1          --
  Shares redeemed                                               (21)        (54)       (272)       (647)        (89)       (249)
  Shares issued in connection with acquisition of Fund
   net assets                                                    --          --          --          --          --          39
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                       25          35        (201)       (354)        (57)       (137)
===============================================================================================================================
Class C:
  Shares issued                                                  60         154          89         223          58         262
  Shares issued in lieu of cash distributions                    12           8          --          --           1          --
  Shares redeemed                                               (25)        (32)       (178)       (398)       (264)       (630)
  Shares issued in connection with acquisition of Fund
   net assets                                                    --          --          --          --          --          22
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                       47         130         (89)       (175)       (205)       (346)
===============================================================================================================================
Class S:
  Shares issued                                                  52         195         111         459          87         532
  Shares issued in lieu of cash distributions                     8           8          --          --           4          --
  Shares redeemed                                              (110)       (134)       (421)       (330)       (608)     (1,066)
  Shares issued in connection with acquisition of Fund
   net assets                                                    --          --          --          --          --           6
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                      (50)         69        (310)        129        (517)       (528)
===============================================================================================================================
Class Y:
  Shares issued                                               6,915       5,372       2,812       5,455      21,004      60,261
  Shares issued in lieu of cash distributions                   369         224          --          --         526          --
  Shares redeemed                                            (1,373)     (2,207)     (3,925)     (7,227)    (12,196)    (30,752)
  Shares issued in connection with acquisition of Fund
   net assets                                                    --          --          --          --          --       6,391
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                    5,911       3,389      (1,113)     (1,772)      9,334      35,900
===============================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                     6,584       4,731      (1,780)     (2,466)      8,642      34,173
===============================================================================================================================

                                                               SMALL CAP GROWTH
                                                                  OPPORTUNITIES               SMALL CAP               SMALL CAP
                                                                           FUND             SELECT FUND              VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                            10/1/03     10/1/02     10/1/03     10/1/02     10/1/03     10/1/02
                                                                 TO          TO          TO          TO          TO          TO
                                                            3/31/04     9/30/03     3/31/04     9/30/03     3/31/04     9/30/03
-------------------------------------------------------------------------------------------------------------------------------
                                                         (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
Class A:
  Shares issued                                               2,336       2,921       1,411       1,232         747         522
  Shares issued in lieu of cash distributions                    24          --         352          --          99           1
  Shares redeemed                                            (1,219)     (2,420)       (651)     (1,222)       (306)       (668)
  Shares issued in connection with acquisition of Fund
   net assets                                                    --          --          --       1,906          --          --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                    1,141         501       1,112       1,916         540        (145)
===============================================================================================================================
Class B:
  Shares issued                                                 156          85          87         158          38          81
  Shares issued in lieu of cash distributions                     2          --          65          --          34          --
  Shares redeemed                                               (53)        (61)        (83)       (118)       (232)       (269)
  Shares issued in connection with acquisition of Fund
   net assets                                                    --          --          --         357          --          --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                      105          24          69         397        (160)       (188)
===============================================================================================================================
Class C:
  Shares issued                                                 115          64         166         272          44          73
  Shares issued in lieu of cash distributions                     1          --          56          --          13          --
  Shares redeemed                                               (21)        (12)       (111)       (154)        (56)       (202)
  Shares issued in connection with acquisition of Fund
   net assets                                                    --          --          --         367          --          --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                       95          52         111         485           1        (129)
===============================================================================================================================
Class S:
  Shares issued                                                  32          69         174         447          63          68
  Shares issued in lieu of cash distributions                     1          --          55          --           3          --
  Shares redeemed                                              (180)        (47)       (515)       (407)        (33)        (11)
  Shares issued in connection with acquisition of Fund
   net assets                                                    --          --          --          46          --          --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                     (147)         22        (286)         86          33          57
===============================================================================================================================
Class Y:
  Shares issued                                               3,180       6,194       5,003      19,375       2,020       5,082
  Shares issued in lieu of cash distributions                    79          --       3,768          --       1,023          40
  Shares redeemed                                            (6,585)     (3,929)    (18,610)    (14,243)     (8,358)     (7,783)
  Shares issued in connection with acquisition of Fund
   net assets                                                    --          --          --      16,348          --          --
  Shares issued in connection with acquisition of Common
   Trust Fund net assets                                         --          --          --      10,235          --          --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                   (3,326)      2,265      (9,839)     31,715      (5,315)     (2,661)
===============================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                    (2,132)      2,864      (8,833)     34,599      (4,901)     (3,066)
===============================================================================================================================

                                                                 MID CAP GROWTH                                LARGE CAP GROWTH
                                                                  OPPORTUNITIES                 MID CAP           OPPORTUNITIES
                                                                           FUND              VALUE FUND                    FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                            10/1/03     10/1/02     10/1/03     10/1/02     10/1/03     10/1/02
                                                                 TO          TO          TO          TO          TO          TO
                                                            3/31/04     9/30/03     3/31/04     9/30/03     3/31/04     9/30/03
-------------------------------------------------------------------------------------------------------------------------------
                                                         (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
Class A:
  Shares issued                                                 462         503         216         261         774         676
  Shares issued in lieu of cash distributions                   135          --           2           8           2           3
  Shares redeemed                                              (526)       (737)       (149)       (236)       (495)       (787)
  Shares issued in connection with acquisition of Fund
   net assets                                                    --       1,985          --          --          --       2,908
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                       71       1,751          69          33         281       2,800
===============================================================================================================================
Class B:
  Shares issued                                                  39          56          31          49          52          50
  Shares issued in lieu of cash distributions                     9          --          --           3          --          --
  Shares redeemed                                               (25)        (36)        (85)       (215)       (244)       (317)
  Shares issued in connection with acquisition of Fund
   net assets                                                    --          95          --          --          --       1,823
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                       23         115         (54)       (163)       (192)      1,556
===============================================================================================================================
Class C:
  Shares issued                                                  30         323          28          26          29         166
  Shares issued in lieu of cash distributions                    11          --          --           1          --          --
  Shares redeemed                                               (64)       (113)        (57)        (89)       (134)       (127)
  Shares issued in connection with acquisition of Fund
   net assets                                                    --         128          --          --          --         618
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                      (23)        338         (29)        (62)       (105)        657
===============================================================================================================================
Class S:
  Shares issued                                                  23         239          32          69          56         280
  Shares issued in lieu of cash distributions                     8          --           1          --          --           1
  Shares redeemed                                              (223)       (162)        (46)        (22)       (527)       (170)
  Shares issued in connection with acquisition of Fund
   net assets                                                    --           7          --          --          --         460
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                     (192)         84         (13)         47        (471)        571
===============================================================================================================================
Class Y:
  Shares issued                                               2,078       9,998       3,088       6,010       8,650      13,440
  Shares issued in lieu of cash distributions                   810          --          41         139          20          46
  Shares redeemed                                            (4,270)     (8,534)     (2,530)     (5,344)     (7,672)    (14,585)
  Shares issued in connection with acquisition of Fund
   net assets                                                    --       5,734          --          --          --      21,251
  Shares issued in connection with acquisition of Common
   Trust Fund net assets                                         --       8,454          --          --          --      12,677
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                   (1,382)     15,652         599         805         998      32,829
===============================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                    (1,503)     17,940         572         660         511      38,413
===============================================================================================================================

                                                                      LARGE CAP               LARGE CAP                BALANCED
                                                                    SELECT FUND              VALUE FUND                    FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                            10/1/03  1/31/03(1)     10/1/03     10/1/02     10/1/03     10/1/02
                                                                 TO          TO          TO          TO          TO          TO
                                                            3/31/04     9/30/03     3/31/04     9/30/03     3/31/04     9/30/03
-------------------------------------------------------------------------------------------------------------------------------
                                                         (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
Class A:
  Shares issued                                                  62          19       1,049         885         894         729
  Shares issued in lieu of cash distributions                    --          --          25          75          78         183
  Shares redeemed                                                (9)         --        (648)     (1,747)       (784)     (2,326)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                       53          19         426        (787)        188      (1,414)
===============================================================================================================================
Class B:
  Shares issued                                                  13          10          35          81          94         206
  Shares issued in lieu of cash distributions                    --          --           3          14          15          37
  Shares redeemed                                                (1)         --        (249)       (672)       (358)     (1,015)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                       12          10        (211)       (577)       (249)       (772)
===============================================================================================================================
Class C:
  Shares issued                                                   3           3          31          80          52         798
  Shares issued in lieu of cash distributions                    --          --           1           3           3           8
  Shares redeemed                                                --          (1)        (64)       (216)       (156)       (322)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                        3           2         (32)       (133)       (101)        484
===============================================================================================================================
Class S:
  Shares issued                                                  --          --         141         529         313       1,256
  Shares issued in lieu of cash distributions                    --          --           7          23          20          56
  Shares redeemed                                                --          --      (1,211)       (848)     (1,015)     (3,113)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                       --          --      (1,063)       (296)       (682)     (1,801)
===============================================================================================================================
Class Y:
  Shares issued                                               6,527      11,138      10,491      10,622       3,729      15,854
  Shares issued in lieu of cash distributions                   142          12         235         626         307         750
  Shares redeemed                                              (671)       (110)     (7,872)    (17,421)     (8,628)    (12,921)
-------------------------------------------------------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                    5,998      11,040       2,854      (6,173)     (4,592)      3,683
===============================================================================================================================
NET INCREASE (DECREASE) IN CAPITAL SHARES                     6,066      11,071       1,974      (7,966)     (5,436)        180
===============================================================================================================================

(1) Commencement of operations

                                                                         EQUITY
                                                                    INCOME FUND
-------------------------------------------------------------------------------
                                                            10/1/03     10/1/02
                                                                 TO          TO
                                                            3/31/04     9/30/03
-------------------------------------------------------------------------------
                                                         (UNAUDITED)
Class A:
  Shares issued                                               2,082       1,778
  Shares issued in lieu of cash distributions                   114         207
  Shares redeemed                                            (1,058)     (2,888)
-------------------------------------------------------------------------------
TOTAL CLASS A TRANSACTIONS                                    1,138        (903)
===============================================================================
Class B:
  Shares issued                                                 212         390
  Shares issued in lieu of cash distributions                    12          18
  Shares redeemed                                              (143)       (444)
-------------------------------------------------------------------------------
TOTAL CLASS B TRANSACTIONS                                       81         (36)
===============================================================================
Class C:
  Shares issued                                                 134         935
  Shares issued in lieu of cash distributions                    13          18
  Shares redeemed                                              (226)       (439)
-------------------------------------------------------------------------------
TOTAL CLASS C TRANSACTIONS                                      (79)        514
===============================================================================
Class S:
  Shares issued                                                 166       1,108
  Shares issued in lieu of cash distributions                    14          36
  Shares redeemed                                              (933)     (3,475)
-------------------------------------------------------------------------------
TOTAL CLASS S TRANSACTIONS                                     (753)     (2,331)
===============================================================================
Class Y:
  Shares issued                                              14,910      36,512
  Shares issued in lieu of cash distributions                   419         790
  Shares redeemed                                           (12,915)    (21,995)
  Shares issued in connection with acquisition of Common
   Trust Fund net assets                                         --      24,188
-------------------------------------------------------------------------------
TOTAL CLASS Y TRANSACTIONS                                    2,414      39,495
===============================================================================
NET INCREASE IN CAPITAL SHARES                                2,801      36,739
===============================================================================

5 >  Investment Security Transactions

     During the six months ended March 31, 2004, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                              U.S. GOVERNMENT SECURITIES  OTHER INVESTMENT SECURITIES
                              --------------------------  ---------------------------
     FUND                       PURCHASES        SALES      PURCHASES        SALES
     --------------------------------------------------------------------------------
     Real Estate
      Securities Fund          $       --   $       --     $  362,845   $  274,836
     Technology Fund                   --           --         27,437       43,213
     International Fund                --           --        492,924      437,447
     Small Cap Growth
      Opportunities Fund               --           --        344,398      416,146
     Small Cap Select Fund             --           --        847,740    1,111,828
     Small Cap Value Fund              --           --         87,049      182,383
     Mid Cap Growth
      Opportunities Fund               --           --        967,714    1,077,299
     Mid Cap Value Fund                --           --        196,283      181,715
     Large Cap Growth
      Opportunities Fund               --           --        809,213      802,977
     Large Cap Select Fund             --           --        139,808       78,998
     Large Cap Value Fund              --           --        813,897      788,682
     Balanced Fund                 99,850      112,477        202,810      240,048
     Equity Income Fund                --           --        155,548       84,129

     The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal tax purposes at March 31, 2004, were as follows (000):

                                       AGGREGATE      AGGREGATE                        FEDERAL
                                           GROSS          GROSS                         INCOME
     FUND                           APPRECIATION   DEPRECIATION             NET       TAX COST
     -----------------------------------------------------------------------------------------
     Real Estate Securities Fund    $     72,910   $     (1,320)   $     71,590   $    406,798
     Technology Fund                      24,475         (8,855)         15,620        165,300
     International Fund                  264,511        (24,930)        239,581      1,451,077
     Small Cap Growth
      Opportunities Fund                 118,229        (23,983)         94,246        569,902
     Small Cap Select Fund               206,030        (29,337)        176,693      1,480,660
     Small Cap Value Fund                144,148        (11,050)        133,098        525,659
     Mid Cap Growth
      Opportunities Fund                 254,478        (33,021)        221,457      2,025,077
     Mid Cap Value Fund                   93,604         (5,754)         87,850        525,323
     Large Cap Growth
      Opportunities Fund                 176,430        (51,118)        125,312      1,762,993
     Large Cap Select Fund                15,928         (2,842)         13,086        259,804
     Large Cap Value Fund                134,264        (42,806)         91,458      1,452,171
     Balanced Fund                        46,329        (11,880)         34,449        665,038
     Equity Income Fund                  332,232        (45,864)        286,368      1,746,863

     The difference between cost for financial statement purposes and federal tax purposes is primarily due to losses deferred from wash sales and investments in limited partnerships and REITs.

6 >  Options Written

     The following options written were outstanding as of March 31, 2004 (000):

     PUT OPTIONS WRITTEN

                                                             EXPIRATION  EXERCISE  NUMBER OF
     ISSUER                                                        DATE     PRICE  CONTRACTS  MARKET VALUE
     -----------------------------------------------------------------------------------------------------
     BALANCED FUND
       90 Day Eurodollar Futures                                 Jun-04  $  98.75        375        $    1
       90 Day Eurodollar Futures                                 Sep-04     98.50      1,000             8
                                                                                                    ------
       Total put options outstanding (premiums received, $20)                                       $    9
                                                                                                    ------

     Transactions in options written for the six months ended March 31, 2004, were as follows (000):

                                                                                   NUMBER OF       PREMIUM
                                                                                   CONTRACTS        AMOUNT
     -----------------------------------------------------------------------------------------------------
     PUT OPTIONS WRITTEN

     BALANCED FUND:
       Balance at September 30, 2003                                                     250        $   15
       Opened                                                                          1,915            56
       Expired                                                                          (790)          (51)
       Exercised                                                                          --            --
       Closed                                                                             --            --
                                                                                   ---------        ------
       Balance at March 31, 2004                                                       1,375        $   20
                                                                                   ---------        ------
     CALL OPTIONS WRITTEN

     TECHNOLOGY FUND:
       Balance at September 30, 2003                                                   2,882        $  511
       Opened                                                                             --            --
       Expired                                                                        (1,877)         (278)
       Exercised                                                                        (529)          (79)
       Closed                                                                           (476)         (154)
                                                                                   ---------        ------
       Balance at March 31, 2004                                                          --        $   --
                                                                                   ---------        ------

                                                                                   NUMBER OF       PREMIUM
                                                                                   CONTRACTS        AMOUNT
     -----------------------------------------------------------------------------------------------------
     BALANCED FUND:
       Balance at September 30, 2003                                                     500        $   31
       Opened                                                                            740            76
       Expired                                                                          (490)          (31)
       Exercised                                                                          --            --
       Closed                                                                           (750)          (76)
                                                                                        ----        ------
       Balance at March 31, 2004                                                          --        $   --
                                                                                        ----        ------

7 >  Payment made by Affiliate

     In 2003, the International Fund received a reimbursement from USBAM related to foreign currency principal trades between the International Fund and U.S. Bank from April 1994 to September 2001, which were in violation of the Investment Company Act of 1940. The amount of the reimbursement was $621,143 or $0.005 per share based upon the shares outstanding as of September 30, 2003.

8 >  Fund Mergers

     On March 13, 2003, shareholders of the Health Sciences Fund and Large Cap Growth Fund, Mid Cap Growth Fund, Emerging Markets Fund, and Small Cap Growth Fund approved the Agreement and Plan of Reorganization recommended by the board of directors, providing for the merger into the Large Cap Growth Opportunities Fund, Mid Cap Growth Opportunities Fund, International Fund, and Small Cap Select Fund, respectively, at the close of business March 14, 2003. Under the Agreement and Plan of Reorganization, Class A, Class B, Class C, Class S, and Class Y shares of the Health Sciences Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Emerging Markets Fund, and Small Cap Growth Fund were exchanged for Class A, Class B, Class C, Class S, and Class Y shares, respectively, of the Large Cap Growth Opportunities Fund, Mid Cap Growth Opportunities Fund, International Fund, and Small Cap Select Fund on a tax free basis. The following table illustrates the specifics of the mergers (000):

                                                                 ACQUIRED    SHARES ISSUED TO
                                                                FUNDS NET     SHAREHOLDERS OF ACQUIRING FUND    COMBINED  TAX STATUS
ACQUIRED FUND                   ACQUIRING FUND                     ASSETS       ACQUIRED FUND     NET ASSETS  NET ASSETS OF TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
First American Health Sciences  First American Large Cap Growth
 Sciences                        Opportunities (1)              $  15,899 (2)                 $      548,575 $ 1,077,544 Non-taxable
  Class A                         Class A                                                240
  Class B                         Class B                                                138
  Class C                         Class C                                                139
  Class S                         Class S                                                  5
  Class Y                         Class Y                                                300

First American Large Cap Growth                                   513,070 (3)
  Class A                         Class A                                              2,668
  Class B                         Class B                                              1,685
  Class C                         Class C                                                479
  Class S                         Class S                                                455
  Class Y                         Class Y                                             20,951

First American Mid Cap Growth   First American Mid Cap Growth
                                 Opportunities (1)                218,741 (4)                        895,749   1,114,490 Non-taxable
  Class A                         Class A                                              1,985
  Class B                         Class B                                                 95
  Class C                         Class C                                                128
  Class S                         Class S                                                  7
  Class Y                         Class Y                                              8,454

First American Emerging Markets First American International (1)   49,553 (5)                        725,636     775,189 Non-taxable
  Class A                         Class A                                                347
  Class B                         Class B                                                 39
  Class C                         Class C                                                 22
  Class S                         Class S                                                  6
  Class Y                         Class Y                                              6,391

                                                         ACQUIRED      SHARES ISSUED TO
                                                        FUNDS NET       SHAREHOLDERS OF  ACQUIRING FUND    COMBINED   TAX STATUS
ACQUIRED FUND             ACQUIRING FUND                   ASSETS         ACQUIRED FUND      NET ASSETS  NET ASSETS  OF TRANSFER
--------------------------------------------------------------------------------------------------------------------------------
First American Small Cap  First American Small Cap  $     210,865 (6)                    $      656,515  $  867,380  Non-taxable
 Growth                    Select (1)
  Class A                   Class A                                               1,906
  Class B                   Class B                                                 357
  Class C                   Class C                                                 367
  Class S                   Class S                                                  46
  Class Y                   Class Y                                              16,348

(1) Accounting survivor.

(2) Includes capital loss carryover and tax losses deferred due to wash sales of $3,407, and unrealized depreciation of $2,164.

(3) Includes capital loss carryover and tax losses deferred due to wash sales of $302,762, and unrealized depreciation of $94,007.

(4) Includes capital loss carryover and tax losses deferred due to wash sales of $230,571, and unrealized depreciation of $12,121.

(5) Includes capital loss carryover and tax losses deferred due to wash sales of $14,472, and unrealized appreciation of $4,334.

(6) Includes capital loss carryover and tax losses deferred due to wash sales of $174,110, and unrealized depreciation of $18,040.

     On November 22, 2002, the Equity Income and Small Cap Select Funds acquired substantially all of the assets of the Growth & Income and Emerging Growth Common Trust Funds (sponsored by U.S. Bank), respectively, in exchange for Class Y shares of the respective First American Funds. The following table illustrates the specifics of the mergers (000):

                                                         ACQUIRED      SHARES ISSUED TO
                                                       FUND'S NET       SHAREHOLDERS OF  ACQUIRING FUND     COMBINED   TAX STATUS
ACQUIRED FUND             ACQUIRING FUND                   ASSETS         ACQUIRED FUND      NET ASSETS   NET ASSETS  OF TRANSFER
---------------------------------------------------------------------------------------------------------------------------------
Growth & Income Common    First American Equity
 Trust Fund                Income (1)
  Class Y                   Class Y                 $     259,049 (2)            24,188  $    1,088,937  $ 1,347,986  Non-taxable

Emerging Growth C Common  First American Small Cap
 Trust Fund                Select (1)
  Class Y                   Class Y                       129,674 (3)            10,235         604,122      733,796  Non-taxable

(1) Accounting survivor.

(2) Includes unrealized depreciation of $7,163.

(3) Includes unrealized appreciation of $3,452.

     On October 25, 2002, the Large Cap Growth Opportunities, Mid Cap Growth Opportunities, and Large Cap Growth Opportunities Funds acquired substantially all of the assets of the Equity Growth A, Special Equity Growth B and Common Stock (KS) Common Trust Funds (sponsored by U.S. Bank), respectively, in exchange for Class Y shares of the respective First American Funds. The following table illustrates the specifics of the mergers (000):

                                                         ACQUIRED      SHARES ISSUED TO
                                                       FUND'S NET       SHAREHOLDERS OF  ACQUIRING FUND     COMBINED   TAX STATUS
ACQUIRED FUND             ACQUIRING FUND                   ASSETS         ACQUIRED FUND      NET ASSETS   NET ASSETS  OF TRANSFER
---------------------------------------------------------------------------------------------------------------------------------
Equity Growth Common      First AmericanA Large
 Trust                     Cap Growth
                           Opportunities (1)
  Class Y                   Class Y                 $     258,080 (2)            11,944  $      374,478  $    648,179 Non-taxable

Common Stock (KS) Common  First American Large
 Trust                     Cap Growth
                           Opportunities (1)
  Class Y                   Class Y                        15,621 (3)               733

Special Equity Growth B   First American Mid
 Common Trust              Cap Growth
                           Opportunities (1)
  Class Y                   Class Y                       245,348 (4)             8,454         611,311      856,659  Non-taxable

(1)  Accounting survivor.

(2)  Includes unrealized depreciation of $12,067.

(3)  Includes unrealized appreciation of $9,464.

(4)  Includes unrealized depreciation of $4,760.

9 >  Indemnifications

     The Funds enter into contracts that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

10 > Additional Information Related to Small Cap Growth Opportunities Fund

     As a result of an internal review, USBAM uncovered an action involving potentially improper trading of a portfolio security held in the First American Small Cap Growth Opportunities Fund. USBAM engaged an outside law firm to conduct a review of these trades, and, as a result of this review, the law firm concluded that no USBAM employee violated the applicable securities laws. USBAM has reported this to the Fund's board of directors and to the Securities and Exchange Commission (SEC). The SEC has begun an informal inquiry into this matter, and USBAM is cooperating fully with the SEC in its inquiry.


     HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

       A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

BOARD OF DIRECTORS First American Investment Funds, Inc.

     Virginia Stringer
     Chairperson of First American Investment Funds, Inc.
     Owner and President of Strategic Management Resources, Inc.

     Benjamin Field III
     Director of First American Investment Funds, Inc.
     Senior Financial Advisor to, and formerly Senior Vice President, Chief Financial Officer, and Treasurer of, Bemis Company, Inc.

     Mickey Foret
     Director of First American Investment Funds, Inc.
     Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

     Roger Gibson
     Director of First American Investment Funds, Inc.
     Retired; former Vice President of Cargo-United Airlines

     Victoria Herget
     Director of First American Investment Funds, Inc.
     Investment Consultant; former Managing Director of Zurich Scudder
     Investments

     Leonard Kedrowski
     Director of First American Investment Funds, Inc.
     Owner and President of Executive and Management Consulting, Inc.

     Richard Riederer
     Director of First American Investment Funds, Inc.
     Retired; former President and Chief Executive Officer of Weirton Steel

     Joseph Strauss
     Director of First American Investment Funds, Inc.
     Owner and President of Strauss Management Company

     James Wade
     Director of First American Investment Funds, Inc.
     Owner and President of Jim Wade Homes

     FIRST AMERICAN INVESTMENT FUNDS, INC.'S BOARD OF DIRECTORS IS COMPRISED ENTIRELY OF INDEPENDENT DIRECTORS.

[FIRST AMERICAN FUNDS(TM) LOGO]


DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund's portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the Funds. Read the prospectus carefully before investing.

THE FIGURES IN THIS REPORT REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. THE PRINCIPAL VALUE OF AN INVESTMENT AND INVESTMENT RETURN WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

INVESTMENT ADVISOR
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CO-ADMINISTRATORS
     U.S. BANCORP ASSET MANAGEMENT, INC.
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

     U.S. BANCORP FUND SERVICES, LLC
     615 East Michigan Street
     Milwaukee, Wisconsin 53202

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     180 East Fifth Street
     St. Paul, Minnesota 55101

DISTRIBUTOR
     QUASAR DISTRIBUTORS, LLC
     615 East Michigan Street, 2nd floor
     Milwaukee, Wisconsin 53202

INDEPENDENT AUDITOR
     ERNST & YOUNG LLP
     220 South Sixth Street
     Suite 1400
     Minneapolis, Minnesota 55402

COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Suite 1500
     Minneapolis, Minnesota 55402


FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND. Visit us at firstamericanfunds.com.

0139-04 5/2004 SAR-STOCK

ITEM 2--CODE OF ETHICS - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address. State here if fund will send code of ethics to shareholders without charge upon request.

RESPONSE:  Not applicable to semi-annual report.

ITEM 3--AUDIT COMMITTEE FINANCIAL EXPERT - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not.

RESPONSE: Not applicable to semi-annual report.

ITEM 4--PRINCIPAL ACCOUNTANT FEES AND SERVICES - Disclose annually only (not answered until December 15, 2003).

RESPONSE: Not applicable to semi-annual report.

         (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

             Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)(1) Disclose the audit committee's pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5--AUDIT COMMITTEE OF LISTED REGISTRANTS

RESPONSE: Not applicable.

ITEM 6 - Reserved.

ITEM 7--DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities.

RESPONSE: Not applicable.

ITEM 8 - Reserved.

ITEM 9--CONTROLS AND PROCEDURES

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

     RESPONSE: The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to the registrant's disclosure controls and procedures.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     RESPONSE: There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10 - EXHIBITS

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge.

RESPONSE: Not applicable to semi-annual report.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

RESPONSE: Attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:
     /s/ Thomas S. Schreier, Jr.
     --------------------------------
     Thomas S. Schreier, Jr.
     President

Date: June 4, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
     /s/ Thomas S. Schreier, Jr.
     --------------------------------
     Thomas S. Schreier, Jr.
     President

Date: June 4, 2004

By:
     /s/ Joseph M. Ulrey III
     --------------------------------
     Joseph M. Ulrey III
     Treasurer

Date: June 4, 2004